UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.6%
COMMON STOCKS — 50.9%
Aerospace & Defense — 1.4%
BAE Systems PLC (United Kingdom)	5,859	$56,425
Boeing Co.	77,300	5,748,801
European Aeronautic Defense and Space Co. EADS N.V. (Netherlands)	32,137	761,555
General Dynamics Corp.	41,100	3,426,507
Goodrich Corp.	13,100	753,381
Honeywell International, Inc.	74,512	4,203,967
L-3 Communications Holdings, Inc.	12,300	1,344,882
Lockheed Martin Corp.	34,600	3,435,780
Northrop Grumman Corp.	34,462	2,681,488
Precision Castparts Corp.	14,000	1,429,120
Raytheon Co.	43,100	2,784,691
Rockwell Collins, Inc.	17,300	988,695
United Technologies Corp.	98,600	6,785,652

		34,400,944

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(b)	18,000	979,200
Expeditors International Washington, Inc.(b)	19,800	894,564
FedEx Corp.(b)	30,800	2,854,236
United Parcel Service, Inc.	104,800	7,652,496

		12,380,496

Airlines — 0.1%
Air France KLM (France)	3,777	106,379
Deutsche Lufthansa AG (Germany)	11,046	299,601
Japan Airlines Corp. (Japan)	13,000	33,778
Qantas Airways Ltd. (Australia)	211,958	761,275
Southwest Airlines Co.(b)	70,800	877,921

		2,078,954

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	8,600	320,947
Denso Corp. (Japan)	4,600	148,596
Goodyear Tire & Rubber Co. (The)(a)	23,400	603,720
Johnson Controls, Inc.	61,100	2,065,179
NOK Corp. (Japan)	2,200	45,024
Tokai Rika Co. Ltd. (Japan)	14,800	386,778
Toyoda Gosei Co. Ltd. (Japan)	11,700	440,159
Toyota Boshoku Corp. (Japan)	4,300	128,767
Toyota Industries Corp. (Japan)	4,900	174,017

		4,313,187

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	3,815	211,044
Daimler AG (Germany)	15,876	1,359,239
Fiat SpA (Italy)	36,019	833,076
Ford Motor Co.(a)(b)	206,495	1,181,151
General Motors Corp.(b)	57,991	1,104,729
Harley-Davidson, Inc.(b)	26,000	975,000
Honda Motor Co. Ltd. (Japan)	3,200	91,332
Nissan Motor Co. Ltd. (Japan)	18,200	150,449
Peugeot SA (France)	9,943	770,908
Renault SA (France)	3,968	439,142
Toyota Motor Corp. (Japan)	24,700	1,231,531
Volkswagen AG (Germany)	231	67,067

		8,414,668

Beverages — 1.2%
Anheuser-Busch Cos., Inc.(b)	73,200	3,473,340
Brown-Forman Corp. (Class B Stock)	9,500	629,090
Coca-Cola Co. (The)(b)	199,100	12,119,218
Coca-Cola Enterprises, Inc.(b)	28,000	677,600
Coca-Cola Hellenic Bottling Co. SA (Greece)	12,017	559,671
Coca-Cola West Japan Co. Ltd. (Japan)	2,600	62,600
Constellation Brands, Inc.(a)(b)	19,100	337,497
Diageo PLC (United Kingdom)	10,222	206,116
InBev NV (Belgium)	4,490	395,119
Molson Coors Brewing Co. (Class B Stock)	14,400	757,008
Pepsi Bottling Group, Inc.	13,500	457,785
PepsiCo, Inc.	162,030	11,698,566

		31,373,610

Biotechnology — 0.6%
Amgen, Inc.(a)	109,760	4,585,773
Biogen Idec, Inc.(a)(b)	29,890	1,843,914
Celgene Corp.(a)	41,800	2,561,922
Genzyme Corp.(a)	26,000	1,938,040
Gilead Sciences, Inc.(a)	91,800	4,730,454

		15,660,103

Building Products — 0.1%
Cie de Saint-Gobain (France)	3,685	300,485
Masco Corp.(b)	34,800	690,084
Nippon Sheet Glass Co. Ltd. (Japan)	79,000	349,508
Sanwa Holdings Corp. (Japan)	21,000	91,222
Trane, Inc.	18,500	849,150

		2,280,449

Capital Markets — 1.5%
3i Group PLC	9,786	161,200
American Capital Strategies Ltd.(b)	20,000	683,200
Ameriprise Financial, Inc.	24,820	1,286,917
Bank of New York Mellon Corp. (The)	114,058	4,759,640
Bear Stearns Cos., Inc. (The)(b)	12,616	132,342
Charles Schwab Corp. (The)(b)	96,850	1,823,686

Credit Suisse Group (Switzerland)	15,492	788,562
Deutsche Bank AG (Germany)	6,233	708,508
E*Trade Financial Corp.(a)(b)	37,000	142,820
Federated Investors, Inc. (Class B Stock)(b)	9,000	352,440
Franklin Resources, Inc.	17,000	1,648,830
Goldman Sachs Group, Inc.	39,700	6,565,982
Investec PLC (United Kingdom)	27,032	181,601
Janus Capital Group, Inc.	18,600	432,822
Legg Mason, Inc.(b)	13,100	733,338
Lehman Brothers Holdings, Inc.	52,900	1,991,156
Macquarie Group Ltd. (Australia)	4,941	238,513
Man Group PLC (United Kingdom)	9,199	101,233
Merrill Lynch & Co., Inc.(b)	96,100	3,915,114
Morgan Stanley	109,480	5,003,236
Northern Trust Corp.	20,300	1,349,341
State Street Corp.	38,500	3,041,500
T. Rowe Price Group, Inc.(b)	27,200	1,360,000
UBS AG (Switzerland)	15,427	448,317

		37,850,298

Chemicals — 1.0%
Air Products and Chemicals, Inc.	21,000	1,932,000
Akzo Nobel NV (Netherlands)	4,079	327,268
Ashland, Inc.(b)	7,100	335,830
BASF SE (Germany)	8,322	1,125,173
Denki Kagaku Kogyo K. K. (Japan)	36,000	113,403
DIC Corp. (Japan)	77,000	239,466
Dow Chemical Co. (The)	94,231	3,472,412
E. I. Du Pont de Nemours & Co.	89,720	4,195,307
Eastman Chemical Co.	7,400	462,130
Ecolab, Inc.	18,500	803,455
Hercules, Inc.	11,500	210,335
International Flavors & Fragrances, Inc.	8,300	365,615
K+S AG (Germany)	157	51,655
Koninklijke DSM NV (Netherlands)	14,334	691,343
Mitsubishi Gas Chemical Co., Inc. (Japan)	73,000	519,232
Monsanto Co.	54,594	6,087,232
Nippon Shokubai Co. Ltd. (Japan)	24,000	159,149
PPG Industries, Inc.	17,300	1,046,823
Praxair, Inc.	30,900	2,602,707
Rohm & Haas Co.(b)	12,811	692,819
Sigma-Aldrich Corp.	12,000	715,800
Syngenta AG (Switzerland)	765	224,162
Yara International ASA (Norway)	4,400	254,460

		26,627,776

Commercial Banks — 2.0%
Allied Irish Banks PLC (Ireland)	8,599	183,272
Alpha Bank AE (Greece)	14,448	479,007
Banco Bilbao Vizcaya Argentaria SA (Spain)	64,196	1,413,830
Banco Popolare Scarl (Italy)(a)	5,772	95,591
Banco Santander Central Hispano SA (Spain)	114,076	2,272,839
Barclay’s PLC (United Kingdom)	85,086	764,958
BB&T Corp.(b)	54,800	1,756,888
Bendigo and Adelaide Bank Ltd. (Australia)	3,066	33,344

BNP Paribas (France)	11,893	1,199,608
Chuo Mitsui Trust Holdings, Inc. (Japan)	41,000	248,024
Comerica, Inc.(b)	15,200	533,216
Commerzbank AG (Germany)	23,653	744,606
Commonwealth Bank of Australia (Australia)	4,547	173,742
Credit Agricole SA (France)	9,528	294,831
Danske Bank A/S (Denmark)	9,880	364,481
Dexia SA (Belgium)	11,814	336,658
DnB NOR ASA (Norway)	49,500	751,392
Fifth Third Bancorp	54,321	1,136,395
First Horizon National Corp.(b)	13,600	190,536
Hachijuni Bank Ltd. (The) (Japan)	12,000	76,204
HBOS PLC (United Kingdom)	71,927	799,395
HSBC Holdings PLC (United Kingdom)	94,034	1,548,975
Huntington Bancshares, Inc.(b)	45,936	493,812
Hypo Real Estate Holding AG (Germany)	5,473	144,643
Jyske Bank A/S (Denmark)(a)	3,675	246,639
KBC Groep NV (Belgium)	2,902	376,329
KeyCorp	39,700	871,415
Lloyds TSB Group PLC (United Kingdom)	60,232	539,120
M&T Bank Corp.(b)	8,100	651,888
Marshall & Ilsley Corp.(b)	29,200	677,440
Mitsubishi UFJ Financial Group, Inc. (Japan)	17,900	154,434
Mizuho Financial Group, Inc. (Japan)	45	164,777
National Australia Bank Ltd. (Australia)	9,565	263,555
National City Corp.(b)	73,300	729,335
PNC Financial Services Group, Inc.	35,900	2,353,963
Regions Financial Corp.(b)	75,603	1,493,159
Royal Bank of Scotland Group PLC (United Kingdom)	221,819	1,484,678
Sapporo Hokuyo Holdings, Inc (Japan)	14	97,612
Skandinaviska Enskilda Banken AB (Class A Stock)(Sweden)(a)	10,700	280,022
Societe Generale (France)	6,708	656,810
Standard Chartered PLC (United Kingdom)	1,746	59,670
SunTrust Banks, Inc.(b)	35,600	1,962,984
Svenska Handelbanken (Class A Stock) (Sweden)	5,600	163,047
Swedbank AB (Class A Stock) (Sweden)	10,500	294,227
Toronto-Dominion Bank (Canada)	8,781	538,717
U.S. Bancorp	172,885	5,594,559
UniCredit SpA (Italy)	98,081	656,547
Wachovia Corp.(b)	181,640	4,904,280
Wells Fargo & Co.(b)	334,800	9,742,681
Westpac Banking Corp. (Australia)	15,633	339,317
Zions Bancorporation(b)	11,350	516,993

		51,850,445

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)	36,700	396,727
Avery Dennison Corp.	10,400	512,200
Brambles Ltd. (Australia)	23,421	213,617
Cintas Corp.(b)	13,200	376,728
Dai Nippon Printing Co., Ltd. (Japan)	4,000	63,644
Downer EDI Ltd. (Australia)	39,475	225,837
Equifax, Inc.	13,700	472,376
Monster Worldwide, Inc.(a)(b)	13,100	317,151
Pitney Bowes, Inc.(b)	21,600	756,432
Robert Half International, Inc.	15,500	398,970

RR Donnelley & Sons Co.	22,900	694,099
Toppan Printing Co. Ltd. (Japan)	50,000	579,856
Waste Management, Inc.	52,242	1,753,241

		6,760,878

Communications Equipment — 1.2%
Ciena Corp.(a)(b)	9,142	281,848
Cisco Systems, Inc.(a)	603,000	14,526,270
Corning, Inc.	157,200	3,779,088
JDS Uniphase Corp.(a)(b)	21,475	287,550
Juniper Networks, Inc.(a)(b)	51,900	1,297,500
Motorola, Inc.(b)	228,525	2,125,283
Nokia Corp. (Finland)	61,477	1,945,026
QUALCOMM, Inc.	163,200	6,691,200
Tellabs, Inc.(a)(b)	45,800	249,610

		31,183,375

Computers & Peripherals — 2.0%
Apple, Inc.(a)(b)	87,400	12,541,900
Dell, Inc.(a)	223,500	4,452,120
EMC Corp.(a)(b)	209,350	3,002,079
Hewlett-Packard Co.(b)	251,948	11,503,946
International Business Machines Corp.	138,700	15,969,917
Lexmark International, Inc.(a)(b)	9,833	302,070
Mitsumi Electric Co. Ltd. (Japan)	1,200	37,921
NetApp, Inc.(a)	38,800	777,940
QLogic Corp.(a)	19,600	300,860
SanDisk Corp.(a)(b)	22,300	503,311
Sun Microsystems, Inc.(a)	81,575	1,266,860
Wincor Nixdorf AG (Germany)	1,760	140,459

		50,799,383

Construction & Engineering — 0.1%
Acciona SA (Spain)	376	100,706
Bilfinger Berger AG (Germany)	2,538	218,375
FLSmidth & Co A/S (Denmark)	2,000	197,951
Fluor Corp.	8,600	1,213,976
Jacobs Engineering Group, Inc.(a)(b)	11,800	868,362
Leighton Holdings Ltd. (Australia)	1,464	57,264
YIT OYJ (Finland)	5,155	146,249

		2,802,883

Construction Materials — 0.1%
Holcim Ltd. (Switzerland)	5,703	598,956
Lafarge SA (France)	6,726	1,169,757
Vulcan Materials Co.(b)	10,600	703,840

		2,472,553

Consumer Finance — 0.4%
Acom Co. Ltd.	2,900	76,951
American Express Co.	116,700	5,102,124
Capital One Financial Corp.(b)	40,361	1,986,568

Discover Financial Services	51,540	843,710
SLM Corp.(b)	46,500	713,775
Takefuji Corp. (Japan)	24,870	526,442

		9,249,570

Containers & Packaging — 0.1%
Ball Corp.(b)	10,000	459,400
Bemis Co., Inc.(b)	11,300	287,359
Pactiv Corp.(a)	15,100	395,771
Sealed Air Corp.	15,800	398,950

		1,541,480

Distributors — 0.1%
Genuine Parts Co.	17,900	719,938
Li & Fung Ltd. (Hong Kong)	106,000	392,938
Pacific Brands Ltd. (Australia)	157,618	290,976

		1,403,852

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	14,500	626,400
H&R Block, Inc.	35,300	732,828

		1,359,228

Diversified Financial Services — 2.1%
Babcock & Brown Ltd. (Australia)	21,740	292,460
Bank of America Corp.(b)	446,238	16,916,882
Challenger Financial Services Group Ltd. (Australia)	122,258	203,352
CIT Group, Inc.(b)	30,800	364,980
Citigroup, Inc.	521,858	11,178,198
CME Group, Inc.(b)	5,640	2,645,724
Deutsche Boerse AG (Germany)	2,074	336,177
Fortis (Belgium)	24,348	613,495
IFIL Investments SpA (Italy)	12,894	104,022
ING Groep NV (Netherlands)	22,544	844,230
IntercontinentalExchange, Inc.(a)(b)	7,700	1,004,850
Investor AB (Sweden)(a)	10,800	243,106
JPMorgan Chase & Co.	340,401	14,620,223
Leucadia National Corp.(b)	16,500	746,130
Moody’s Corp.(b)	21,100	734,913
NYSE Euronext	27,400	1,690,854
Pohjola Bank PLC (Finland)	15,095	284,308

		52,823,904

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	608,068	23,289,005
Belgacom SA (Belgium)	7,210	319,288
BT Group PLC (United Kingdom)	111,380	480,229
CenturyTel, Inc.	14,800	491,952
Citizens Communications Co.	31,000	325,190
Deutsche Telekom AG (Germany)	7,524	125,913
Embarq Corp.	16,943	679,414
France Telecom SA (France)	36,388	1,223,638

Nippon Telegraph & Telephone Corp. (Japan)	134	578,050
Portugal Telecom SGPS SA (Portugal)	60,040	697,644
Qwest Communications International, Inc.(b)	163,057	738,648
Telecom Corp. of New Zealand Ltd. (New Zealand)	37,282	109,624
Telecom Italia SpA (RNC)(Italy)	315,788	522,981
Telecom Italia SpA (Italy)	38,827	81,220
Telefonica SA (Spain)	39,930	1,147,323
Telenor ASA (Norway)	5,500	105,305
TeliaSonera AB (Sweden)	46,500	373,293
Telstra Corp. Ltd. (Australia)	8,966	36,054
Verizon Communications Group, Inc.	291,176	10,613,365
Windstream Corp.	48,857	583,841

		42,521,977

Electric Utilities — 1.1%
Allegheny Energy, Inc.	16,200	818,100
American Electric Power Co., Inc.	40,360	1,680,187
Duke Energy Corp.(b)	125,124	2,233,463
E.ON AG (Germany)	10,277	1,917,781
Edison International	32,900	1,612,758
Enel SpA (Italy)	94,789	1,005,639
Entergy Corp.	19,000	2,072,520
Exelon Corp.	65,874	5,353,580
FirstEnergy Corp.	29,801	2,044,945
FPL Group, Inc.	39,800	2,497,052
HongKong Electric Holdings (Hong Kong)	20,000	126,307
Pepco Holdings, Inc.	22,500	556,200
Pinnacle West Capital Corp.(b)	9,700	340,276
PPL Corp.	38,500	1,767,920
Progress Energy, Inc.	27,283	1,137,701
Public Power Corp. SA (Greece)	10,164	444,487
Scottish & Southern Energy PLC (United Kingdom)	12,354	344,236
Southern Co. (The)(b)	77,500	2,759,775
Union Fenosa SA (Spain)	593	39,854
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria)(a)	2,178	155,043

		28,907,824

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	24,680	662,540
Alstom (France)	3,510	760,950
Cooper Industries Ltd.	17,400	698,610
Emerson Electric Co.	78,500	4,039,611
Mitsubishi Electronics Corp. (Japan)	72,000	622,632
Rockwell Automation, Inc.	16,200	930,204
Sumitomo Electric Industries Ltd. (Japan)	37,600	476,035
Vestas Wind Systems A/S (Denmark)(a)	4,542	496,183

		8,686,765

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)(b)	37,714	1,125,009
Alps Electric Co. Ltd. (Japan)	3,700	36,414
Hitachi Ltd. (Japan)	22,000	130,437
Jabil Circuit, Inc.	23,600	223,256
Molex, Inc.	16,600	384,456

Nidec Corp. (Japan)	5,200	319,783
Tyco Electronics Ltd. (Bermuda)	48,515	1,665,035

		3,884,390

Energy Equipment & Services — 1.3%
B.J. Services Co.	31,900	909,469
Baker Hughes, Inc.	31,050	2,126,925
Cameron International Corp.(a)	21,800	907,752
ENSCO International, Inc.	15,800	989,396
Halliburton Co.	87,900	3,457,107
Nabors Industries Ltd. (Bermuda)(a)	27,700	935,429
National Oilwell Varco, Inc.(a)	34,800	2,031,624
Noble Corp.	27,800	1,380,826
Petroleum Geo-Services ASA (Norway)(a)	10,100	249,904
Rowan Cos., Inc.(b)	13,900	572,402
Schlumberger Ltd.	119,000	10,353,001
Smith International, Inc.	19,600	1,258,908
TGS Nopec Geophysical Co. ASA (Norway)(a)	2,800	40,743
Transocean, Inc. (Cayman Islands)	31,147	4,211,074
Weatherford International Ltd. (Bermuda)(a)	32,900	2,384,263

		31,808,823

Exchange Traded Fund
iShares MSCI EAFE Index Fund	1,700	122,230

Food & Staples Retailing — 1.3%
Carrefour SA (France)	1,249	96,365
Casino Guichard Perrachon SA (France)	2,200	263,760
Circle K Sunkus Co. Ltd. (Japan)	2,100	35,667
Costco Wholesale Corp.(b)	43,300	2,813,201
CVS Caremark Corp.(b)	145,548	5,896,149
Koninklijke Ahold NV (Netherlands)	7,069	104,906
Kroger Co. (The)	72,546	1,842,668
Safeway, Inc.	43,200	1,267,920
SUPERVALU, Inc.	20,010	599,900
SYSCO Corp.	59,400	1,723,788
UNY Co. Ltd.	24,000	229,695
Walgreen Co.	98,900	3,767,101
Wal-Mart Stores, Inc.	235,700	12,416,677
Wesfarmers Ltd. (Australia)	5,826	212,922
Wesfarmers Ltd. (PPS) (Australia)	2,092	76,972
Whole Foods Market, Inc.(b)	14,100	464,877
Woolworths Ltd. (Australia)	43,174	1,144,247

		32,956,815

Food Products — 0.9%
Archer-Daniels-Midland Co.	65,526	2,697,050
Campbell Soup Co.(b)	23,500	797,825
ConAgra Foods, Inc.	51,000	1,221,450
Danisco A/S (Denmark)	1,300	94,953
Dean Foods Co.(b)	14,000	281,260
East Asiatic Co. Ltd. A/S (Denmark)(a)	2,100	183,618
General Mills, Inc.	34,200	2,047,896
Goodman Fielder Ltd. (Australia)	218,814	359,954

H.J. Heinz Co.(b)	31,000	1,456,070
Hershey Co. (The)(b)	18,500	696,895
Kellogg Co.	25,800	1,356,048
Kraft Foods, Inc.	154,353	4,786,486
Lindt & Spruengli AG (Switzerland)	22	73,104
McCormick & Co., Inc.(b)	14,400	532,368
Nestle SA (Class B Stock) (Switzerland)	3,586	1,791,917
Sara Lee Corp.	76,200	1,065,276
Tyson Foods, Inc. (Class A Stock)(b)	31,000	494,450
Unilever NV (Netherlands)	6,848	229,957
Unilever PLC (United Kingdom)	32,479	1,095,160
Wilmar International Ltd. (Singapore)(a)	268,000	813,862
WM Wrigley Jr. Co.(b)	21,300	1,338,492
Yakult Honsha Co. Ltd. (Japan)	2,000	61,998

		23,476,089

Gas Utilities — 0.1%
Gaz De France SA (France)	5,004	302,100
Nicor, Inc.(b)	4,600	154,146
Osaka Gas Co. Ltd. (Japan)	120,000	479,133
Questar Corp.(b)	16,900	955,864

		1,891,243

Healthcare Equipment & Supplies — 0.9%
Baxter International, Inc.	64,300	3,717,826
Becton Dickinson & Co.	24,200	2,077,570
Boston Scientific Corp.(a)	131,067	1,686,832
C.R. Bard, Inc.(b)	10,000	964,000
Covidien Ltd. (Bermuda)	51,315	2,270,689
Hospira, Inc.(a)(b)	15,360	656,947
Medtronic, Inc.	116,000	5,610,920
St. Jude Medical, Inc.(a)	34,700	1,498,693
Stryker Corp.	23,300	1,515,665
Varian Medical Systems, Inc.(a)(b)	11,600	543,344
Zimmer Holdings, Inc.(a)(b)	23,400	1,821,924

		22,364,410

Healthcare Providers & Services — 0.9%
Aetna, Inc.	51,800	2,180,262
AmerisourceBergen Corp.	18,100	741,738
Cardinal Health, Inc.	35,850	1,882,484
Cigna Corp.	31,400	1,273,898
Coventry Health Care, Inc.(a)(b)	15,150	611,303
Express Scripts, Inc.(a)	27,700	1,781,664
Humana, Inc.(a)	16,900	758,134
Laboratory Corp. of America Holdings(a)(b)	11,200	825,216
McKesson Corp.	28,230	1,478,405
Medco Health Solutions, Inc.(a)(b)	54,698	2,395,225
Patterson Cos., Inc.(a)(b)	13,700	497,310
Quest Diagnostics, Inc.	15,100	683,577
Sonic Healthcare Ltd. (Australia)	2,999	37,686
Suzuken Co. Ltd. (Japan)	5,200	213,884
Tenet Healthcare Corp.(a)	44,600	252,436
UnitedHealth Group, Inc.	129,400	4,446,184
WellPoint, Inc.(a)	56,600	2,497,758

		22,557,164

Healthcare Technology
IMS Health, Inc.	22,200	466,422

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.(b)	44,200	1,789,216
Darden Restaurants, Inc.	13,050	424,778
Enterprise Inns PLC (United Kingdom)	4,656	37,077
International Game Technology	30,800	1,238,468
Kuoni Reisen Holding AG (Switzerland)	215	119,396
Marriott International, Inc. (Class A Stock)	30,300	1,041,108
McDonald’s Corp.	118,000	6,580,859
Starbucks Corp.(a)	71,300	1,247,750
Starwood Hotels & Resorts Worldwide, Inc.(b)	19,500	1,009,125
Thomas Cook Group PLC (United Kingdom)	22,799	131,219
Wendy’s International, Inc.	9,600	221,376
Wyndham Worldwide Corp.(b)	16,420	339,566
Yum! Brands, Inc.	51,500	1,916,315

		16,096,253

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,291	27,008
Black & Decker Corp.	6,900	456,090
Centex Corp.	11,900	288,099
D.R. Horton, Inc.	31,100	489,825
Fortune Brands, Inc.	14,900	1,035,550
Harman International Industries, Inc.	6,400	278,656
KB Home (b)	8,200	202,786
Leggett & Platt, Inc.(b)	14,800	225,700
Lennar Corp.	13,300	250,173
Makita Corp. (Japan)	3,800	119,322
Matsushita Electric Industrial Co. Ltd. (Japan)	59,000	1,278,491
Newell Rubbermaid, Inc.	26,414	604,088
Pulte Homes, Inc.(b)	20,800	302,640
Snap-On, Inc.	7,000	355,950
Stanley Works (The)	7,900	376,198
Taylor Wimpey PLC (United Kingdom)	53,388	198,667
Whirlpool Corp.(b)	7,526	653,106

		7,142,349

Household Products — 1.2%
Clorox Co.	13,800	781,632
Colgate-Palmolive Co.(b)	50,800	3,957,828
Kimberly-Clark Corp.	42,200	2,724,010
Procter & Gamble Co.	310,625	21,765,494
Reckitt Benckiser Group PLC (United Kingdom)	13,798	764,289

		29,993,253

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)(b)	65,400	1,090,218
Constellation Energy Group, Inc.	18,400	1,624,168
Dynegy, Inc. (Class A Stock)(a)(b)	48,400	381,876

		3,096,262

Industrial Conglomerates — 1.9%
3M Co.	71,100	5,627,565
Cookson Group PLC (United Kingdom)	3,596	47,388
General Electric Co.	1,011,000	37,417,110
Koninklijke (Royal) Philips Electronics NV (Netherlands)	9,675	370,100
Siemens AG (Germany)	3,240	353,919
Textron, Inc.	24,300	1,346,706
Tyco International Ltd. (Bermuda)	51,315	2,260,426
Wendel (France)	4,078	511,963

		47,935,177

Insurance — 2.0%
ACE Ltd. (Bermuda)	34,900	1,921,594
Aegon NV (Netherlands)	23,250	342,101
Aflac, Inc.	49,700	3,228,015
Allianz AG (Germany)	6,774	1,345,154
Allstate Corp. (The)	56,900	2,734,614
AMBAC Financial Group, Inc.(b)	14,700	84,525
American International Group, Inc.	252,988	10,941,731
AON Corp.	30,500	1,226,100
Assurant, Inc.	10,300	626,858
Aviva PLC (United Kingdom)	71,913	881,304
AXA SA (France)	20,657	749,758
Chubb Corp.	38,300	1,895,084
Cincinnati Financial Corp.	17,837	678,519
CNP Assurances (France)	452	55,718
Genworth Financial, Inc.	47,800	1,082,192
Hartford Financial Services Group, Inc.	31,300	2,371,601
Legal & General Group PLC (United Kingdom)	83,009	208,235
Lincoln National Corp.	28,617	1,488,084
Loews Corp.	45,500	1,830,010
Mapfre SA (Spain)	63,024	316,409
Marsh & McLennan Cos., Inc.	50,600	1,232,110
MBIA, Inc.(b)	14,800	180,856
MetLife, Inc.(b)	73,400	4,423,084
Muenchener Rueckversicherungs AG (Germany)	5,557	1,087,870
Old Mutual PLC (United Kingdom)	254,566	558,270
Principal Financial Group(b)	27,400	1,526,728
Progressive Corp. (The)(b)	70,100	1,126,507
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	89,812	229,401
SAFECO Corp.	11,000	482,680
SCOR (France)(a)	7,264	173,397
Swiss Reinsurance (Switzerland)	7,120	621,951
Torchmark Corp.	10,000	601,100
Travelers Cos., Inc. (The)	64,335	3,078,430
Unipol Gruppo Finanziario SpA (Italy)	32,767	101,807
Unum Group	40,010	880,620
XL Capital Ltd. (Class A Stock) (Bermuda)	19,300	570,315
Zurich Financial Services AG (Switzerland)	3,229	1,016,886

		51,899,618

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	30,000	2,139,000
Expedia, Inc.(a)	23,300	510,037
Home Retail Group PLC (United Kingdom)	98,081	508,537
IAC/InterActiveCorp.(a)	16,900	350,844

		3,508,418

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	16,200	456,192
eBay, Inc.(a)(b)	113,400	3,383,856
Google, Inc. (Class A Stock)(a)	23,100	10,174,858
VeriSign, Inc.(a)(b)	21,600	717,984
Yahoo Japan Corp. (Japan)	1,304	677,640
Yahoo!, Inc.(a)(b)	130,500	3,775,365

		19,185,895

IT Services — 0.4%
Affiliated Computer Services, Inc.(a)	10,400	521,144
Automatic Data Processing, Inc.	51,500	2,183,085
Cognizant Technology Solutions Corp.(a)	29,000	836,070
Computer Sciences Corp.(a)	15,900	648,561
Computershare Ltd. (Australia)	23,164	185,234
Convergys Corp.(a)	17,800	268,068
CSK Holdings Corp.	3,700	85,373
Electronic Data Systems Corp.	53,600	892,440
Fidelity National Information Services, Inc.(b)	15,600	594,984
Fiserv, Inc.(a)(b)	15,700	755,013
NTT Data Corp. (Japan)	69	301,806
Paychex, Inc.(b)	32,100	1,099,746
Total System Services, Inc.	19,296	456,543
Unisys Corp.(a)	31,500	139,545
Western Union Co.	74,910	1,593,336

		10,560,948

Leisure Equipment & Products — 0.1%
Brunswick Corp.(b)	7,200	114,984
Eastman Kodak Co.(b)	28,100	496,527
Hasbro, Inc.	15,800	440,820
Mattel, Inc.	36,451	725,375
Nikon Corp. (Japan)	18,000	479,434
Sankyo Co. Ltd. (Japan)	2,400	142,536

		2,399,676

Life Sciences, Tools & Services — 0.2%
Applera Corp. - Applied Biosystems Group	18,300	601,338
Lonza Group AG (Switzerland)	1,883	249,714
Millipore Corp.(a)(b)	4,700	316,827
PerkinElmer, Inc.	12,800	310,400
Thermo Fisher Scientific, Inc.(a)	42,300	2,404,332
Waters Corp.(a)	11,300	629,410

		4,512,021

Machinery — 1.0%
Atlas Copco AB (Class A Stock) (Sweden)	7,000	119,576
Caterpillar, Inc.(b)	63,400	4,963,585
Charter PLC (United Kingdom)(a)	34,331	579,144
Cummins, Inc.(b)	22,600	1,058,132
Danaher Corp.	24,700	1,877,941
Deere & Co.	44,300	3,563,492
Dover Corp.	19,300	806,354
Eaton Corp.	14,300	1,139,281
Illinois Tool Works, Inc.	40,400	1,948,492
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	30,400	1,355,232
ITT Corp. (b)	17,700	917,037
Komatsu Ltd. (Japan)	3,800	105,407
Komori Corp. (Japan)	22,200	461,015
Konecranes Oyj (Finland)	14,973	576,785
MAN AG (Germany)	6,514	869,514
Manitowoc Co., Inc. (The)(b)	14,600	595,680
MINEBEA Co. Ltd. (Japan)	5,000	29,093
NSK Ltd. (Japan)	15,000	113,614
PACCAR, Inc.(b)	35,943	1,617,435
Pall Corp.	12,000	420,840
Parker Hannifin Corp.	17,665	1,223,655
Terex Corp.(a)	11,400	712,500
Trelleborg AB (Class B Stock) (Sweden)	13,500	269,234
Vallourec SA (France)	380	92,251

		25,415,289

Marine — 0.1%
Kawasaki Kisen Kaisha Ltd. (Japan)	25,000	243,028
Mitsui OSK Lines Ltd. (Japan)	56,000	676,966
Neptune Orient Lines Ltd. (Singapore)	51,000	120,418
Nippon Yusen KK (Japan)	53,000	497,673
Orient Overseas International Ltd. (Hong Kong)	12,000	70,233

		1,608,318

Media — 1.4%
Antena 3 de Television SA (Spain)	4,311	59,212
CBS Corp. (Class B Stock)(b)	71,634	1,581,679
Clear Channel Communications, Inc.(b)	48,600	1,420,092
Comcast Corp. (Class A Stock)(b)	306,590	5,929,451
Daily Mail & General Trust PLC	8,940	76,693
Dentsu, Inc. (Japan)	56	127,528
DIRECTV Group, Inc. (The)(a)	74,400	1,844,376
E.W. Scripps Co.	8,600	361,286
Eniro AB (Sweden)	3,900	28,355
Gannett Co., Inc.	22,100	642,005
Gestevision Telecinco SA (Spain)	14,675	298,639
Interpublic Group of Cos., Inc.(a)(b)	46,000	386,860
Lagardere SCA (France)	563	42,095
McGraw-Hill Cos., Inc. (The)	34,500	1,274,775
Meredith Corp.(b)	5,200	198,900
New York Times Co. (The) (Class A Stock)(b)	15,700	296,416
News Corp. (Class A Stock)	225,100	4,220,625
Omnicom Group, Inc.	34,100	1,506,538
Time Warner, Inc.(b)	360,600	5,055,612

Viacom, Inc. (Class B Stock)(a)	65,434	2,592,495
Vivendi (France)	19,946	779,374
Walt Disney Co. (The)(b)	189,900	5,959,062
Washington Post Co. (The) (Class B Stock)	600	396,900

		35,078,968

Metals & Mining — 0.8%
Alcoa, Inc.	84,640	3,052,118
Allegheny Technologies, Inc.(b)	10,000	713,600
Anglo American PLC (United Kingdom)	2,413	145,009
ArcelorMittal (Netherlands)	5,905	481,510
BHP Billiton Ltd. (Australia)	51,865	1,697,376
BHP Billiton PLC (United Kingdom)	13,187	391,263
Freeport-McMoRan Copper & Gold, Inc.(b)	37,194	3,578,807
Hitachi Metals Ltd. (Japan)	18,000	265,088
Newmont Mining Corp.(b)	44,100	1,997,730
Nippon Steel Corp. (Japan)	25,000	126,655
Nisshin Steel Co. Ltd. (Japan)	121,000	418,790
Nucor Corp.	29,400	1,991,556
OneSteel Ltd. (Australia)	18,670	109,030
Outokumpu OYJ (Class A Stock) (Finland)	9,759	443,878
Rio Tinto Group PLC (United Kingdom)	13,934	1,447,132
Rio Tinto Ltd. (Australia)	6,834	765,086
Salzgitter AG (Germany)	2,953	517,023
SSAB Svenskt Stal AB (Sweden)	3,900	100,095
ThyssenKrupp AG (Germany)	15,739	900,493
Titanium Metals Corp.(b)	8,600	129,430
United States Steel Corp.	11,700	1,484,379
Vedanta Resources PLC (United Kingdom)	3,443	143,222
Voestalpine AG (Austria)	5,048	350,661
Yamato Kogyo Co. Ltd. (Japan)	7,600	306,501

		21,556,432

Multiline Retail — 0.4%
Arcandor AG (Germany)(a)	12,266	246,710
Big Lots, Inc.(a)(b)	9,200	205,160
Dillard’s, Inc.(b)	3,000	51,630
Family Dollar Stores, Inc.	13,700	267,150
Isetan Co. Ltd. (Japan)	6,500	75,512
J.C. Penney Co., Inc.	21,100	795,681
Kohl’s Corp.(a)(b)	30,600	1,312,434
Macy’s, Inc.	42,274	974,838
Marks & Spencer Group PLC (United Kingdom)	40,800	313,569
Next PLC (United Kingdom)	4,240	95,845
Nordstrom, Inc.(b)	20,000	652,000
Sears Holding Corp.(a)(b)	6,342	647,455
Target Corp.	82,900	4,201,373

		9,839,357

Multi-Utilities — 0.6%
A2A SpA (Italy)	17,078	62,754
AGL Energy Ltd. (Australia)	9,862	99,502
Ameren Corp.(b)	21,900	964,476
CenterPoint Energy, Inc.	38,200	545,114

Centrica PLC (United Kingdom)	125,644	743,710
CMS Energy Corp.(b)	31,600	427,864
Consolidated Edison, Inc.(b)	26,500	1,052,050
Dominion Resources, Inc.	59,832	2,443,539
DTE Energy Co.	16,800	653,352
Integrys Energy Group, Inc.	7,020	327,413
National Grid PLC (United Kingdom)	61,117	838,756
NiSource, Inc.	26,900	463,756
PG&E Corp.	36,200	1,332,884
Public Service Enterprise Group, Inc.(b)	49,600	1,993,424
RWE AG (Germany)	2,356	291,018
Sempra Energy	25,519	1,359,652
Suez SA (France)	2,051	134,605
TECO Energy, Inc.(b)	20,600	328,570
Xcel Energy, Inc.	44,710	891,965

		14,954,404

Office Electronics — 0.1%
Canon, Inc. (Japan)	10,100	465,078
Ricoh Co. Ltd. (Japan)	15,000	246,489
Xerox Corp.	90,900	1,360,773

		2,072,340

Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	47,654	3,003,632
Apache Corp.(b)	33,714	4,073,325
BP PLC (United Kingdom)	227,802	2,314,776
Chesapeake Energy Corp.(b)	45,500	2,099,825
Chevron Corp.	211,222	18,029,910
ConocoPhillips	160,077	12,199,468
CONSOL Energy, Inc.	18,900	1,307,691
Devon Energy Corp.	45,400	4,736,582
El Paso Corp.	68,436	1,138,775
ENI SpA (Italy)	31,149	1,062,216
EOG Resources, Inc.	24,000	2,880,000
Exxon Mobil Corp.	542,240	45,862,658
Hess Corp.	28,400	2,504,312
Idemitsu Kosan Co. Ltd. (Japan)	2,100	162,430
Inpex Holdings, Inc. (Japan)	7	77,949
Marathon Oil Corp.	72,882	3,323,419
Murphy Oil Corp.	19,100	1,568,874
Nippon Oil Corp. (Japan)	57,000	355,678
Noble Energy, Inc.(b)	16,800	1,223,040
Occidental Petroleum Corp.	82,700	6,051,159
OMV AG (Austria)	6,838	451,901
Peabody Energy Corp.(b)	24,700	1,259,700
Range Resources Corp.	14,600	926,370
Repsol YPF SA (Spain)	26,242	905,654
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	33,693	1,134,089
Royal Dutch Shell PLC (Netherlands)	36,839	1,269,957
Singapore Petroleum Co. Ltd. (Singapore)	98,000	481,296
Spectra Energy Corp.	61,762	1,405,086
Sunoco, Inc.	13,500	708,345
Tesoro Corp.	12,600	378,000
Total SA (France)	24,434	1,814,584

Valero Energy Corp.	54,900	2,696,139
Williams Cos., Inc.	60,000	1,978,800
Woodside Petroleum Ltd. (Australia)	9,369	466,648
XTO Energy, Inc.	49,541	3,064,606

		132,916,894

Paper & Forest Products — 0.1%
International Paper Co.(b)	41,773	1,136,226
MeadWestvaco Corp.	20,514	558,391
Mondi PLC (United Kingdom)	25,185	208,929
Sonae Industria SGPS SA (Portugal)(a)	34,027	236,369
Svenska Cellulosa AB (Class B Stock)(Sweden)(a)	10,000	182,182
Weyerhaeuser Co.(b)	20,500	1,333,321

		3,655,418

Personal Products — 0.1%
Avon Products, Inc.	43,900	1,735,806
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	476,840
Oriflame Cosmetics SA (Luxembourg)	1,600	106,230

		2,318,876

Pharmaceuticals — 3.1%
Abbott Laboratories	154,100	8,498,615
Allergan, Inc.	29,600	1,669,144
Astellas Pharma, Inc. (Japan)	19,500	755,116
AstraZeneca PLC (United Kingdom)	28,005	1,047,124
Barr Pharmaceuticals, Inc.(a)	10,500	507,255
Bristol-Myers Squibb Co.	197,400	4,204,620
Daiichi Sankyo Co. Ltd. (Japan)	2,500	73,861
Eli Lilly & Co.	98,400	5,076,456
Forest Laboratories, Inc.(a)	32,100	1,284,321
GlaxoSmithKline PLC (United Kingdom)	44,701	945,706
Johnson & Johnson	286,648	18,594,856
King Pharmaceuticals, Inc.(a)	36,566	318,124
Merck & Co., Inc.	218,700	8,299,665
Mitsubishi Tanabe Pharma Corp. (Japan)	22,000	256,240
Mylan, Inc.(b)	23,200	269,120
Novartis AG (Switzerland)	15,158	776,903
Novo Nordisk A/S (Denmark)	3,700	253,017
Pfizer, Inc.	683,745	14,310,783
Roche Holding AG (Switzerland)	3,716	699,346
Sanofi-Aventis (France)	18,866	1,415,374
Schering-Plough Corp.	161,600	2,328,656
Taisho Pharmaceutical Co. Ltd. (Japan)	22,000	436,336
Takeda Pharmaceutical Co. Ltd. (Japan)	7,600	380,457
Watson Pharmaceuticals, Inc.(a)	12,200	357,704
Wyeth	135,100	5,641,776

		78,400,575

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)(b)	11,274	403,722
AvalonBay Communities, Inc.(b)	7,400	714,248
Boston Properties, Inc.(b)	11,800	1,086,426

Developers Diversified Realty Corp.	14,200	594,696
Equity Residential(b)	27,100	1,124,379
General Growth Properties, Inc.(b)	24,000	916,080
HCP, Inc.	8,900	300,909
Host Hotels & Resorts, Inc.(b)	52,500	835,800
ING Industrial Fund (Australia)	258,415	503,033
Kimco Realty Corp.(b)	25,200	987,084
Land Securities Group PLC (United Kingdom)	1,200	35,938
Mirvac Group (Australia)	67,867	249,335
Plum Creek Timber Co., Inc.(b)	16,800	683,760
ProLogis	25,700	1,512,702
Public Storage (b)	12,200	1,081,164
Simon Property Group, Inc.(b)	23,100	2,146,221
Vornado Realty Trust(b)	13,000	1,120,730

		14,296,227

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.(a)(b)	23,000	497,720
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	496,939
Hang Lung Properties Ltd. (Hong Kong)	64,000	226,555
Henderson Land Development Co. Ltd. (Hong Kong)	13,000	92,372
IMMOFINANZ AG (Austria)	11,879	128,653
K.K. DaVinci Advisors (Japan)(a)	546	417,935
Leopalace21 Corp. (Japan)	23,100	373,336
Meinl European Land Ltd.(a)(Austria)	15,236	173,429
Nomura Real Estate Holdings, Inc. (Japan)	4,000	66,613
Tokyu Land Corp. (Japan)	14,000	87,781
Wharf (Holdings) Ltd. (The) (Hong Kong)	25,000	117,730
Wihlborgs Fastigheter AB (Sweden)	4,024	91,934

		2,770,997

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	31,100	2,868,042
Central Japan Railway Co. (Japan)	47	485,654
CSX Corp.(b)	42,700	2,394,189
East Japan Railway Co. (Japan)	13	108,116
Norfolk Southern Corp.	39,800	2,161,936
Ryder System, Inc.(b)	6,900	420,279
Seino Holdings Corp. (Japan)	6,000	39,005
Union Pacific Corp.	26,200	3,284,956

		11,762,177

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.(a)(b)	59,000	347,510
Altera Corp.(b)	33,500	617,405
Analog Devices, Inc.	29,600	873,792
Applied Materials, Inc.(b)	133,500	2,604,585
Broadcom Corp. (Class A Stock)(a)	49,150	947,121
Intel Corp.	583,800	12,364,883
KLA-Tencor Corp.(b)	17,600	652,960
Linear Technology Corp.(b)	24,500	751,905
LSI Corp.(a)	64,800	320,760
MEMC Electronic Materials, Inc.(a)	23,900	1,694,510
Microchip Technology, Inc.(b)	19,800	648,054

Micron Technology, Inc.(a)(b)	74,300	443,571
National Semiconductor Corp.(b)	23,900	437,848
Novellus Systems, Inc.(a)	10,400	218,920
NVIDIA Corp.(a)	54,250	1,073,608
OC Oerlikon Corp AG (Switzerland)(a)	587	206,582
Teradyne, Inc.(a)	19,300	239,706
Texas Instruments, Inc.(b)	137,900	3,898,433
Xilinx, Inc.	28,700	681,625

		29,023,778

Software — 1.6%
Adobe Systems, Inc.(a)	59,200	2,106,928
Autodesk, Inc.(a)	21,800	686,264
BMC Software, Inc.(a)	22,100	718,692
CA, Inc.	38,264	860,940
Citrix Systems, Inc.(a)	18,500	542,605
Compuware Corp.(a)(b)	47,000	344,980
Electronic Arts, Inc.(a)	29,000	1,447,680
Intuit, Inc.(a)(b)	34,900	942,649
Microsoft Corp.	807,600	22,919,689
Nintendo Co. Ltd. (Japan)	2,100	1,082,865
Novell, Inc.(a)	34,200	215,118
Oracle Corp.(a)	397,600	7,777,056
Symantec Corp.(a)(b)	85,078	1,413,996
Teradata Corp.(a)(b)	17,600	388,256

		41,447,718

Specialty Retail — 0.8%
Abercrombie & Fitch Co.	8,700	636,318
AutoNation, Inc.(a)(b)	16,974	254,101
AutoZone, Inc.(a)(b)	4,800	546,384
Bed Bath & Beyond, Inc.(a)(b)	26,700	787,650
Belle International Holdings Ltd. (Hong Kong)	32,000	33,182
Best Buy Co., Inc.(b)	35,225	1,460,429
EDION Corp. (Japan)	2,900	26,824
Esprit Holdings Ltd. (Hong Kong)	48,800	585,651
Fast Retailing Co. Ltd. (Japan)	6,300	555,548
GameStop Corp. (Class A Stock)(a)	15,900	822,189
Gap, Inc. (The)(b)	49,500	974,160
Hennes & Mauritz AB (Class B Stock) (Sweden)	1,550	95,214
Home Depot, Inc.	168,350	4,708,749
Limited Brands, Inc.	31,106	531,913
Lowe’s Cos., Inc.	145,900	3,346,946
Office Depot, Inc.(a)(b)	27,800	307,190
OfficeMax, Inc.	7,500	143,550
RadioShack Corp.	11,200	182,000
Sherwin-Williams Co. (The)(b)	11,600	592,064
Shimachu Co. Ltd. (Japan)	3,000	90,138
Staples, Inc.	70,549	1,559,838
Tiffany & Co.	13,200	552,288
TJX Cos., Inc. (The)	42,700	1,412,089

		20,204,415

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)(b)	36,000	1,085,400
Jones Apparel Group, Inc.	12,600	169,092
Liz Claiborne, Inc.(b)	10,900	197,835
NIKE, Inc. (Class B Stock)(b)	37,500	2,550,000
Nisshinbo Industries, Inc. (Japan)	15,000	139,346
Polo Ralph Lauren Corp.	5,300	308,937
Swatch Group AG (Switzerland)(a)	6,606	339,247
VF Corp.	9,600	744,096

		5,533,953

Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.(b)	56,200	309,100
Fannie Mae(b)	97,700	2,571,464
Freddie Mac	64,600	1,635,672
Hudson City Bancorp, Inc.	59,200	1,046,656
MGIC Investment Corp.(b)	9,500	100,035
Sovereign Bancorp, Inc.(b)	42,955	400,341
Washington Mutual, Inc.(b)	90,878	936,043

		6,999,311

Tobacco — 0.7%
Altria Group, Inc.	212,800	4,724,160
British American Tobacco (United Kingdom)	16,800	630,496
Imperial Tobacco Group (United Kingdom)	24,243	1,115,273
Philip Morris International, Inc.(a)	212,800	10,763,424
Reynolds American, Inc.(b)	17,700	1,044,831
Swedish Match AB (Sweden)	5,000	108,973
UST, Inc.	15,100	823,252

		19,210,409

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	32,000	315,891
Marubeni Corp. (Japan)	54,000	393,299
Mitsubishi Corp. (Japan)	19,600	591,854
Mitsui & Co. Ltd. (Japan)	44,000	891,653
Sumitomo Corp. (Japan)	19,500	256,857
W.W. Grainger, Inc.(b)	6,900	527,091

		2,976,645

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	75,000	284,768

Wireless Telecommunication Services — 0.2%
American Tower Corp. (Class A)(a)	39,500	1,548,795
Bouygues (France)	3,571	226,863
Millicom International Cellular SA (Luxembourg)(a)	575	54,773
Sprint Nextel Corp.(b)	283,677	1,897,799
Vodafone Group PLC (United Kingdom)	834,158	2,498,152

		6,226,382

TOTAL COMMON STOCKS (cost $988,439,052)		1,292,155,709

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	601	99,627

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	13,231	364,296

TOTAL PREFERRED STOCKS (cost $449,925)		463,923

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)	Value
LONG-TERM BONDS — 38.7%
Aerospace/Defense — 0.2%
BAE Systems Holding, Inc., 144A
4.75%	08/15/10	Baa2	$2,000	$2,072,821
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	1,037,373
Goodrich Corp.
6.80%	07/01/36	Baa2	811	891,587
Northrop Grumman Corp.
7.125%	02/15/11	Baa1	1,025	1,108,588
Raytheon Co.
5.50%	11/15/12	Baa1	625	666,982

				5,777,351

Airlines — 0.2%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	2,420	2,280,850
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	280	275,676
6.703%	06/15/21	Baa2	168	161,350
Delta Air Lines, Inc., 144A
6.821%	08/10/22	Baa1	486	461,062
Southwest Airlines Co.
6.50%	03/01/12	BAA1	965	997,368

				4,176,306

Asset Backed Securities — 1.0%
American Express Credit Account Master Trust I, 144A(g),
Series 2004-4, Class C,
3.2875%	03/15/12	Baa1	1,510	1,437,145
Series 2004-C, Class C,
3.3175%	02/15/12	Baa1	240	235,105
Amortizing Residential Collateral Trust(g),
Series 2002-BC9, Class M1
4.2487%	12/25/32	Aa2	2,652	2,040,460

Bank of America Credit Card Trust(g),
Series 2006-C5, Class C5
3.2175%	01/15/16	Baa2	4,159	3,272,292
CDC Mortgage Capital Trust(g),
Series 2002-HE3, Class M1
4.2487%	03/25/33	A1	934	732,580
Series 2003-HE1, Class M2
5.5238%	08/25/33	Baa2	73	45,558
Centex Home Equity(g),
Series 2005-A, Class M2
3.0988%	01/25/35	Aa2	2,250	1,873,690
Citibank Credit Card Issuance Trust(g),
Series 2006-C1, Class C1
2.9356%	02/20/15	Baa2	1,500	1,193,658
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,710,919
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,315,766
First Franklin Mortgage Loan Trust(g),
Series 2005-FFH1, Class M2
3.1187%	06/25/36	Aa2	1,800	1,268,556
HFC Home Equity Loan Trust(g),
Series 2005-2, Class M2
3.0256%	01/20/35	Aa1	629	486,306
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,496,307
Morgan Stanley ABS Capital I(g),
Series 2004-NC3, Class M2
3.6988%	03/25/34	A2	1,033	735,224
Morgan Stanley Dean Witter Capital I(g),
Series 2002-HE1, Class M1
3.4988%	07/25/32	Aa2	1,594	1,262,712
Series 2002-NC4, Class M1
3.8738%	09/25/32	Aaa	1,474	1,246,268
Saxon Asset Securities Trust(g),
Series 2005-2, Class M2
3.0387%	10/25/35	Aa2	1,480	1,404,526
Securitized Asset Backed Receivables LLC(g),
Series 2004-OP1, Class M1
3.1088%	02/25/34	Aa2	1,660	1,235,555
Series 2006-FR3, Class A3
2.8487%	05/25/36	Aaa	1,400	1,092,000
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	735	740,998
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	139	139,150

				25,964,775

Automotive — 0.1%
Johnson Controls, Inc.
5.50%	01/15/16	A3	235	239,493
Oshkosh Truck Corp., Bank Loan(j)
4.76%	12/06/13	Ba3	1,975	1,835,763

				2,075,256

Banking — 0.8%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	1,690	1,951,950
Bank of America Corp., Jr. Sub. Notes(g)
8.00%	12/29/49	Aa3	2,100	2,102,520
Bank of America NA
5.30%	03/15/17	Aa1	850	844,268
6.00%(b)	10/15/36	Aa1	1,300	1,243,640
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,671,526
Citigroup, Inc.
5.625%(b)	08/27/12	A1	1,900	1,881,188
6.125%	08/25/36	A1	725	636,723
Citigroup, Inc., Sr. Unsec. Notes(b)
6.875%(b)	03/05/38	Aa3	790	789,441
DEPFA ACS Bank (Ireland), 144A
5.125%	03/16/37	Aaa	1,325	1,294,092
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	248,273
ICICI Bank Ltd. (India), 144A(g)
4.9169%	01/12/10	Baa2	1,880	1,798,972
ICICI Bank Ltd. (Singapore), 144A
5.75%	11/16/10	Baa2	1,670	1,670,838
JPMorgan Chase & Co.
4.60%	01/17/11	Aa2	975	988,558
6.50%	01/15/09	Aa3	1,100	1,117,507
MUFG Capital Finance Group Ltd. (Cayman Islands)(g)
6.346%	07/25/49	A2	800	651,919
Santander Central Hispano Issuances Ltd. (Cayman Islands)
7.625%	09/14/10	Aa2	805	885,438
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	95,727

				20,872,580

Brokerage — 0.6%
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15	Baa1	550	516,308
6.40%(c)	10/02/17	Baa1	270	266,598
7.25%(b)	02/01/18	Baa1	1,135	1,172,899
Goldman Sachs Group, Inc. (The)
5.45%(b)	11/01/12	Aa3	580	587,428
5.625%	01/15/17	A1	765	733,884
6.45%(b)	05/01/36	A1	1,770	1,595,166
6.75%	10/01/37	A1	678	630,766
Lehman Brothers Holdings, Inc.
5.25%(b)	02/06/12	A1	1,850	1,785,132
6.50%	07/19/17	A2	514	488,118
Merrill Lynch & Co., Inc.
4.25%	02/08/10	A1	1,470	1,435,132
4.79%	08/04/10	A1	375	373,810
5.00%	01/15/15	A1	190	176,566
5.77%	07/25/11	A1	355	359,598

Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,401,706
5.25%, M.T.N. (b)	11/02/12	Aa3	870	868,955
5.45%, M.T.N.	01/09/17	Aa3	670	626,777
5.75%, M.T.N.	10/18/16	Aa3	1,860	1,798,619
5.95%, M.T.N.(b)	12/28/17	Aa3	600	579,874

				15,397,336

Building Materials & Construction — 0.1%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,071,260
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa3	1,270	1,376,595
Lafarge SA (France)
6.15%	07/15/11	Baa2	1,100	1,122,158
Ryland Group, Inc.
5.375%	06/01/08	Ba1	201	200,962

				3,770,975

Cable — 0.3%
AT&T Broadband
9.455%	11/15/22	Baa2	115	139,964
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,244,922
7.875%	08/15/09	Baa3	1,160	1,214,087
CSC Holdings, Inc., Bank Loan(j)
Zero	02/24/12	Ba1	1,000	933,269
Insight Midwest Holdings LLC, Bank Loan(j)
6.48%	10/06/13	Ba3	1,216	1,079,844
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,781,696
Time Warner Cable, Inc.
5.40%	07/02/12	Baa2	2,410	2,367,903

				8,761,685

Capital Goods — 0.4%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	800,477
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,056,806
Erac USA Finance Co. 144A
5.80%	10/15/12	Baa2	460	438,413
6.375%	10/15/17	Baa2	1,198	1,070,395
7.00%	10/15/37	Baa2	470	386,373
7.35%	06/15/08	Baa2	2,450	2,467,259
FedEx Corp.
7.25%	02/15/11	Baa2	480	521,954
General Electric Co.
5.25%	12/06/17	Aaa	320	319,558
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,212,551
Sensata Technologies, Bank Loan(j)
5.0563%	04/27/13	Ba3	1,389	1,198,932

United Technologies Corp.(e)
6.35%	03/01/11	A2	810	875,235
8.875%	11/15/19	A2	375	501,492

				10,849,445

Chemicals — 0.4%
Dow Chemical Co.
5.97%	01/15/09	A3	430	438,178
6.125%(b)	02/01/11	A3	690	725,316
Huntsman LLC
11.625%	10/15/10	Ba1	2,000	2,114,999
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	820,048
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,093,968
PPG Industries, Inc.
5.75%	03/15/13	A3	3,500	3,610,687
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	494,561

				9,297,757

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	3,799	3,408,584
Bank of America Mortgage Securities, Inc.(g),
Series 2005-A, Class 2A1
4.457%	02/25/35	Aaa	1,223	1,163,943
Series 2005-B, Class 2A1
4.3771%	03/25/35	Aaa	1,164	1,167,168
Chase Mortgage Finance Corp.(g),
Series 2007-A1, Class 1A5
4.353%	02/25/37	Aaa	4,025	3,992,398
Countrywide Alternative Loan Trust, Pass-Thru Certificates,
Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,789	1,656,065
JPMorgan Chase Commercial Mortgage Securities Corp.(g),
Series 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,544	2,429,680
Master Alternative Loans Trust, Pass-Thru Certificates,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	478	479,143
Structured Adjustable Rate Mortgage Loan(g),
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,109	1,057,586
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates,
Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,082	1,039,522

				16,394,089

Commercial Mortgage Backed Securities — 4.9%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3(g)
4.873%	03/11/41	AAA(d)	3,350	3,259,940

Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,539,454
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,985,299
Series 2005-1, Class ASB(g)
4.9682%	11/10/42	AAA(d)	1,077	1,053,140
Series 2006-2 A4(g)
5.74%	05/10/45	AAA(d)	4,400	4,445,391
Series 2007-3, Class A2(g)
5.6586%	06/10/49	AAA(d)	5,730	5,666,994
Bear Stearns Commercial Mortgage Securities(g),
Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,419,608
Series 2005-T18, Class AAB
4.823%	02/13/42	Aaa	2,250	2,132,255
Series 2005-T20, Class AAB
5.1387%	10/12/42	Aaa	3,000	2,900,127
Commercial Mortgage Acceptance Corp.(g),
Series 1998-C2, Class F, 144A
5.44%	09/15/30	A-(d)	890	756,829
Commercial Mortgage Load Trust, (g)
Series 2008-LS1, Class A2
6.2207%	09/10/12	AAA(d)	2,100	2,061,691
Commercial Mortgage Pass-Thru Certificate,
Series 2004-LB2A, Class X2, I/O, 144A(g)
1.031%	03/10/39	AAA(d)	13,994	271,541
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,441,592
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(g)
5.555%	02/15/39	AAA(d)	4,330	4,315,315
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	2,205	2,141,801
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(g)
5.8202%	05/15/46	AAA(d)	2,100	2,030,965
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,100	3,224,469
GE Commercial Mortgage Corp.,
Series 2004-C2, Class X2, I/O, 144A(g)
0.732%	03/10/40	Aaa	27,771	376,428
GMAC Commercial Mortgage Securities, Inc.,
Ser. 2005-C1, Class A5
4.697%	05/10/43	AAA(d)	2,610	2,530,536
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A4
4.111%	07/05/35	Aaa	5,000	4,629,567
Series 2005-GG5, Class A5(g)
5.224%	04/10/37	Aaa	10,330	10,268,822
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2(g)
7.371%	08/15/32	Aaa	5,944	6,125,132
Series 2005-CB13, Class A4(g)
5.2939%	01/12/43	Aaa	2,800	2,801,639

Series 2005-LDP1, Class ASB(g)
4.853%	03/15/46	Aaa	4,000	3,857,340
Series 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,380	6,069,323
Series 2005-LDP5, Class A4(g)
5.1794%	12/15/44	Aaa	3,630	3,618,953
Series 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	2,000	1,974,102
Series 2006-LDP6, Class X2
0.234%	04/15/43	Aaa	148,786	668,003
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	2,000	1,942,805
KeyCorp.,
Series 2000-C1, Class A2(g)
7.727%	05/17/32	Aaa	9,889	10,233,706
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,653,019
Series 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(d)	5,000	4,829,413
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	673,950
Ser 2006-C6, AAB
5.341%	09/15/39	Aaa	2,380	2,340,585
Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,825,626
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4(g)
5.9094%	06/12/46	Aaa	2,210	2,252,843
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4(g)
5.773%	10/15/42	AAA(d)	2,600	2,627,031
Series 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,400	4,330,982
Series 2007-T27, Class AAB(g)
5.65%	06/11/42	AAA(d)	1,040	1,029,872
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,680,204

				123,986,292

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec. Notes
5.75%	03/01/18	A2	1,400	1,425,329
Koninklijke Philips Electronics NV (Netherlands), Notes
6.875%	03/11/38	A3	690	736,003
Newell Rubbermaid, Inc., Sr. Unsec. Notes
6.25%	04/15/18	Baa2	1,600	1,631,766
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,094,272

				4,887,370

Electric — 1.0%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	794,393

Arizona Public Service Co.
6.25%	08/01/16	Baa2	170	168,032
6.375%	10/15/11	Baa2	1,250	1,296,089
Baltimore Gas & Electric Co.
6.35%	10/01/36	Baa2	530	479,714
Carolina Power & Light Co.
5.25%	12/15/15	A2	660	677,173
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,118,274
6.95%	03/15/33	Baa2	300	317,197
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	837,811
Consumers Energy Co.,
First Mortgage Bonds, Series D
5.375%	04/15/13	Baa1	435	448,646
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,284,634
Duke Energy Carolinas LLC
6.10%	06/01/37	A3	920	915,808
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	749,121
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,411,129
8.625%	08/01/15	Baa3	1,160	1,363,064
Energy East Corp.
6.75%	09/15/33	Baa2	140	136,949
Exelon Corp.
4.90%	06/15/15	Baa1	195	185,765
Florida Power & Light Co.
5.95%	10/01/33	AA3	380	381,339
Georgia Power Co., Series B
5.70%	06/01/17	A2	470	487,611
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	549,112
Midamerican Energy Holdings Co.,
5.95%	05/15/37	Baa1	450	421,522
Nevada Power Co.
6.50%	05/15/18	Baa3	1,210	1,234,141
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	443,659
NRG Energy, Bank Loan(j)
6.48%	02/01/13	Ba1	439	410,101
6.58%	02/01/13	Ba1	902	842,167
NSTAR Electric Co.
4.875%	04/15/14	A1	730	733,585
Oncor Electric Delivery Co.
6.375%	01/15/15	Ba1	465	464,816
7.00%	09/01/22	Ba1	545	521,975
Pacific Gas & Electric Co.
6.05%	03/01/34	A3	1,610	1,578,337
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,960,653
Public Service Electric & Gas Co., M.T.N.
5.80%	05/01/37	A3	515	498,613
Southern California Edison Co.
4.65%	04/01/15	A2	610	604,616

Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)
6.5963%	10/10/14	Ba3	995	905,563
Virginia Electric and Power Co.
6.00%	05/15/37	Baa1	715	697,373
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	783,457
5.613%	04/01/17	Baa1	263	263,606
6.50%	07/01/36	Baa1	445	437,431

				26,403,476

Energy - Integrated — 0.2%
Lukoil International Finance BV (Netherlands), 144A
6.356%	06/07/17	Baa2	530	490,913
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,120,515
TNK-BP Finance SA (Luxembourg), 144A
7.50%	07/18/16	Baa2	1,365	1,267,744

				3,879,172

Energy - Other — 0.3%
Devon Energy Corp.
7.875%	09/30/31	Baa1	280	344,042
Halliburton Co.
5.50%	10/15/10	A2	200	210,575
Nexen, Inc. (Canada)
6.40%	05/15/37	Baa2	195	186,740
Pioneer Natural Resources Co.
6.875%	05/01/18	Ba1	1,450	1,373,859
Valero Energy Corp.
6.125%	06/15/17	Baa3	820	828,090
6.625%	06/15/37	Baa3	250	238,966
Weatherford International, Inc.,
6.35%	06/15/17	Baa1	895	925,750
Weatherford International, Inc. (Bermuda)
6.50%	08/01/36	Baa1	25	23,819
Woodside Finance Ltd. (Australia), 144A
5.00%	11/15/13	Baa1	1,660	1,661,693
XTO Energy, Inc.
6.25%	08/01/17	Baa2	565	602,337

				6,395,871

Foods — 0.7%
Aramark Corp. Bank Loan(j)
5.1981%	01/26/14	Ba3	105	98,001
6.705%	01/19/14	Ba3	1,658	1,542,606
Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	1,013,345
Cadbury Schweppes American Finance, Inc., 144A
3.875%	10/01/08	Baa2	1,050	1,047,738
Cargill, Inc., 144A
6.00%	11/27/17	A2	650	655,623
Coca-Cola Co. (The)
5.35%	11/15/17	Aa3	350	365,214
ConAgra Foods, Inc.
7.875%	09/15/10	Baa2	585	639,103

Delhaize Group (Belgium)
6.50%	06/15/17	Baa3	460	475,043
Diageo Capital PLC (United Kingdom)
5.75%	10/23/17	A3	970	993,411
HJ Heinz Co., 144A
6.428%	12/01/08	Baa2	1,620	1,647,410
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,384,782
Kraft Foods, Inc.
5.625%	11/01/11	Baa2	965	983,239
6.125%	02/01/18	Baa2	940	939,405
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	230,204
6.80%(b)	04/01/11	Baa2	575	611,491
McDonald’s Corp.
5.80%	10/15/17	A3	690	724,500
McDonald’s Corp., Sr. Unsec. Notes
4.30%	03/01/13	A3	500	505,907
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.
6.30%	03/01/38	A3	1,140	1,166,332
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	258,986
Tyson Foods, Inc.
6.85%	04/01/16	Ba1	785	785,950
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,711,916

				17,780,206

Foreign Government Bonds — 0.2%
DP World Ltd., 144A
6.85%	07/02/37	A1	1,610	1,338,808
Gaz Capital for Gazprom (Luxembourg), 144A
7.288%	08/16/37	A3	1,200	1,094,580
Pemex Project Funding Master Trust
8.625%	12/01/23	Baa1	350	444,500
Petrobras International Finance Co.
(PIFCO) (Cayman Islands)
5.875%	03/01/18	Baa1	200	192,509
8.375%	12/10/18	Baa1	1,140	1,305,300
RSHB Capital SA for OJSC Russian
Agricultural Bank (Luxembourg), 144A(b)
6.299%	05/15/17	A3	2,100	1,945,126

				6,320,823

Gaming
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Caa1	970	848,750
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,360

				861,110

Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories
5.875%	05/15/16	A1	1,100	1,172,564

AmerisourceBergen Corp., Series WI
5.625%	09/15/12	Ba1	915	946,083
AstraZeneca PLC (United Kingdom)
6.45%	09/15/37	A1	480	515,032
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	256,260
Community Health Systems, Bank Loans(j)
Zero	07/25/14	Ba3	81	74,694
5.335%	07/25/14	Ba3	1,588	1,460,491
Covidien International Finance SA (Luxembourg), 144A
6.00%	10/15/17	Baa1	1,100	1,133,773
Davita, Inc., Bank Loan(j)
Zero	10/05/12	Ba1	1,200	1,124,046
Genentech, Inc.
4.75%	07/15/15	A1	270	271,229
HCA, Inc.
9.25%	11/15/16	B2	1,925	1,997,188
HCA, Inc., Bank Loan(j)
4.9462%	11/17/13	Ba3	1,975	1,812,592
Health Management Associate Term B, Bank Loan(j)
4.4462%	02/28/14	Ba3	1,176	1,014,949
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	553,843
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	65,543
5.95%	12/01/28	Aa3	205	206,353
Schering Plough Corp.,
5.55%	12/01/13	Baa1	695	717,810
6.00%	09/15/17	Baa1	842	846,185
6.55%	09/15/37	Baa1	330	317,803
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	115	112,104
Wyeth
5.50%	03/15/13	A3	915	968,901
5.50%	02/01/14	A3	210	217,519
5.95%	04/01/37	A3	1,645	1,607,255
6.45%	02/01/24	A3	60	64,001

				17,456,218

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	450,581
6.625%	06/15/36	A3	480	466,165
Cigna Corp.
6.15%	11/15/36	Baa2	640	557,117
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	2,200	2,184,701
UnitedHealth Group, Inc.
5.25%	03/15/11	Baa1	1,470	1,499,588
6.00%	06/15/17	Baa1	115	112,371
6.50%	06/15/37	Baa1	400	365,986
6.625%	11/15/37	Baa1	410	379,370
6.875%	02/15/38	Baa1	430	410,845
WellPoint, Inc.
5.00%	12/15/14	Baa1	1,085	1,020,636
5.25%	01/15/16	Baa1	335	315,022
5.95%	12/15/34	Baa1	210	185,556

				7,947,938

Insurance — 0.4%
American International Group, Inc.
4.25%(c)	05/15/13	Aa2	1,355	1,285,360
5.05%	10/01/15	Aa2	125	121,910
5.85%, M.T.N.	01/16/18	Aa2	1,620	1,589,773
6.25%	03/15/37	Aa3	260	210,627
AXA SA (France)(c)
8.60%	12/15/30	A3	230	247,512
Berkshire Hathaway, Inc.
4.75%	05/15/12	Aaa	425	441,719
Liberty Mutual Group, 144A
7.00%	03/15/34	Baa2	910	888,704
Lincoln National Corp.
6.30%	10/09/37	A3	476	430,277
Marsh & McLennan Cos., Inc.
5.15%	09/15/10	Baa2	335	334,229
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,054,150
6.125%	12/01/11	A2	435	466,748
6.375%	06/15/34	A2	85	82,351
St. Paul Travelers Cos., Inc.
6.75%	06/20/36	A3	740	733,245
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	670,869
6.15%	08/15/19	Baa2	575	569,405
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	Baa1	110	100,193

				9,227,072

Lodging
Starwood Hotels & Resorts Worldwide, Inc.
6.25%	02/15/13	Baa3	370	369,536

Media & Entertainment — 0.2%
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	768,879
Idearc, Inc. Bank Loan(j)
4.70%	11/17/14	Ba2	1,481	1,182,778
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,487,569
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	745,547
7.25%	10/15/17	Baa2	745	771,380
9.15%	02/01/23	Baa2	625	723,415
Viacom, Inc.
6.875%	04/30/36	Baa3	865	832,957

				6,512,525

Metals — 0.1%
Alcan, Inc. (Canada)
4.50%	05/15/13	A3	255	250,084
5.00%	06/01/15	A3	755	741,712

Alcoa, Inc.
5.90%	02/01/27	Baa1	70	63,084
Peabody Energy Corp.(b)
7.375%	11/01/16	Ba1	1,150	1,190,250
Southern Copper Corp.
7.50%	07/27/35	Baa2	120	123,050
United States Steel Corp.
5.65%	06/01/13	Baa3	540	522,991

				2,891,171

Non Captive Finance — 0.4%
Capital One Bank
6.50%	06/13/13	A3	10	9,439
Capital One Financial Corp., M.T.N.(b)
5.70%	09/15/11	A3	570	537,670
CIT Group, Inc.
4.25%	02/01/10	A3	195	160,026
Countrywide Financial Corp., M.T.N.(b)
5.80%	06/07/12	Baa3	1,160	1,050,945
General Electric Capital Corp., M.T.N.
5.55%	05/04/20	Aaa	1,875	1,957,823
General Electric Capital Corp., Sr. Unsec. Notes
5.875%	01/14/38	Aaa	970	934,942
GMAC LLC(g)
4.315%	05/15/09	B1	640	546,986
Household Finance Corp.
4.75%	05/15/09	Aa3	370	369,830
HSBC Finance Corp.(b)
5.70%	06/01/11	Aa3	585	588,524
International Lease Finance Corp.
3.50%	04/01/09	A1	750	738,742
6.375%	03/25/13	A1	1,750	1,748,651
Residential Capital Corp.
7.00%	02/22/11	B2	240	117,600
8.50%(b)	04/17/13	B2	750	363,750

				9,124,928

Paper — 0.1%
Domtar Corp., Bank Loan(j)
3.9337%	03/07/14	Ba1	1,000	929,956
Plum Creek Timberlands LP
5.875%	11/15/15	Baa3	515	533,327

				1,463,283

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,806,288
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,961,835
Enbridge Energy Partners LP, 144A
7.50%	04/15/38	Baa2	455	453,685
Enterprise GP Holdings LP, Bank Loan(j)
6.7931%	10/30/14	Ba2	1,000	983,750

Enterprise Products Operating LP
4.625%	10/15/09	Baa3	710	718,663
6.875%	03/01/33	Baa3	140	139,080
Oneok Partners LP
6.65%	10/01/36	Baa2	405	390,836
Sempra Energy
6.00%	02/01/13	Baa1	80	84,943
Spectra Energy Capital LLC
6.25%	02/15/13	Baa1	205	212,483

				6,751,563

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	753,040
CSX Corp.
6.15%	05/01/37	Baa3	690	607,479
6.25%	03/15/18	Baa3	375	370,078
Norfolk Southern Corp.
5.59%	05/17/25	Baa1	630	576,716
7.80%	05/15/27	Baa1	24	27,870
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,396,246
6.65%	01/15/11	Baa2	760	802,856

				4,534,285

Real Estate Investments Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,304,561
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,614,528
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	523,284
6.30%	06/01/13	Baa3	650	643,033
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,624,328

				5,709,734

Retailers — 0.2%
CVS Caremark Corp.
5.75%	08/15/11	Baa2	1,240	1,297,157
5.75%	06/01/17	Baa2	1,580	1,604,586
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	776,526
5.90%	12/01/16	Baa2	100	88,877
Home Depot, Inc.
5.875%	12/16/36	Baa1	315	257,156
May Department Stores Co.
6.65%	07/15/24	Baa2	60	50,999
Target Corp.
7.00%	01/15/38	A2	1,475	1,516,091
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	207,980

				5,799,372

Sovereign — 0.2%
United Mexican States (Mexico)
5.875%, M.T.N.	01/15/14	Baa1	4,050	4,333,500
7.50%	01/14/12	Baa1	1,630	1,833,750

				6,167,250

Structured Notes — 0.1%
CDX North America High Yield,
Series 9T1, 144A(b)
8.75%	12/29/12	B3	2,200	2,092,750

Technology — 0.4%
Computer Sciences Corp., Sr. Unsec. Notes, 144A
6.50%	03/15/18	Baa1	1,700	1,727,186
Electronic Data Systems Corp.
7.45%	10/15/29	Baa3	120	113,503
First Data Corp., Bank Loans(j)
5.3488%	09/24/14	Ba3	1,095	983,986
5.3488%	09/24/14	Ba3	1,493	1,340,452
Fiserv, Inc.
6.125%	11/20/12	Baa2	960	989,293
Flextronics International Ltd. (Singapore), Bank Loans(j)
7.3944%	10/01/14	Ba1	773	707,849
7.455%	10/01/14	Ba1	222	203,365
International Business Machines Corp.(b)
5.70%	09/14/17	A1	500	523,781
Intuit, Inc.
5.40%	03/15/12	Baa2	575	585,408
Jabil Circuit, Inc.
5.875%	07/15/10	Ba1	1,800	1,777,767
Metavante Corp., Bank Loan(j)
4.9894%	11/01/14	Ba2	1,000	926,667
Motorola, Inc.
8.00%	11/01/11	Baa1	128	130,092

				10,009,349

Telecommunications — 1.1%
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	609,680
AT&T Corp.
8.00%	11/15/31	A2	1,930	2,255,221
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	895,274
8.75%	03/01/31	A2	1,235	1,498,789
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,374,027
British Telecommunications PLC (United Kingdom)
9.125%	12/15/30	Baa1	1,415	1,757,396
Cingular Wireless LLC
7.125%	12/15/31	A2	535	562,858
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	413,857
Embarq Corp.
7.082%	06/01/16	Baa3	350	331,358
7.995%	06/01/36	Baa3	1,645	1,502,308

France Telecom SA (France)
8.50%	03/01/31	A3	360	446,003
Nextel Communications, Inc.
5.95%	03/15/14	Baa3	1,475	1,091,500
PCCW HKT Capital Ltd., 144A
8.00%	11/15/11	Baa2	2,275	2,470,039
Qwest Capital Funding, Inc., Gtd. Notes
7.00%	08/03/09	B1	2,000	1,990,000
Qwest Corp.
8.875%	03/15/12	Ba1	2,000	2,040,000
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	692,571
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,342,428
5.30%	11/15/10	A2	1,180	1,224,356
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	158,846
Telefonica Emisiones SAU (Spain)
7.045%	06/20/36	Baa1	210	219,565
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa1	1,500	1,631,384
US Cellular Corp.
6.70%	12/15/33	Baa3	600	519,278
Verizon Communications, Inc.
6.25%	04/01/37	A3	105	100,240
Verizon Communications, Inc., Sr. Unsec. Notes
5.50%	02/15/18	A3	710	691,515
Vodafone Group PLC (United Kingdom)
6.15%	02/27/37	Baa1	435	405,462
7.75%	02/15/10	Baa1	950	1,006,782

				27,230,737

Tobacco — 0.1%
Reynolds American, Inc.
6.75%	06/15/17	Ba1	910	920,432
7.25%	06/15/37	Ba1	410	405,861

				1,326,293

Mortgage Backed Securities — 15.4%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		7,248	7,226,516
5.00%	07/01/18-05/01/34		12,996	13,091,397
5.22%(g)	12/01/35		3,312	3,346,655
5.50%	12/01/33-07/01/34		11,029	11,167,153
5.50%	TBA 30 YR		25,500	25,747,043
5.521%(g)	06/01/36		3,548	3,616,947
6.00%	03/01/32-12/01/33		3,250	3,363,235
6.00%	TBA 30 YR		21,000	21,531,551
6.50%	12/01/14-09/01/16		549	572,820
7.00%	05/01/31-09/01/33		5,354	5,676,881
Federal National Mortgage Association
4.00%	06/01/19		2,531	2,478,057
4.361%(g)	11/01/35		4,004	4,031,221
4.50%	11/01/18-01/01/35		16,424	16,228,809

4.50%	04/04/34	7,500	7,466,602
4.88%(g)	07/01/33	1,177	1,182,859
5.00%	10/01/18-02/01/36	7,804	7,817,422
5.00%	TBA 15 YR	7,000	7,065,625
5.00%	TBA 30 YR	35,000	34,639,079
5.50%	03/01/16-04/01/37	58,295	59,063,555
5.50%	TBA 15 YR	3,000	3,061,875
5.50%	TBA 30 YR	8,500	8,579,687
5.914%(g)	06/01/37	6,858	6,985,433
5.971%	07/01/37	5,055	5,171,088
6.00%	04/01/13-03/01/35	26,964	27,755,038
6.00%	TBA 30 YR	9,500	9,731,562
6.50%	07/01/17-01/01/37	12,134	12,605,520
6.50%	TBA 30 YR	41,000	42,460,625
7.00%	08/01/11-07/01/32	1,150	1,221,196
7.50%	05/01/12-05/01/32	925	982,513
Government National Mortgage Association
5.50%	08/15/33-04/15/36	15,299	15,632,213
6.00%	11/15/23-07/15/37	6,154	6,365,335
6.00%	TBA 30 YR	8,000	8,255,000
6.50%	10/15/23-09/15/36	6,784	7,085,826
7.00%	09/15/31	162	172,965
8.00%	01/15/24-04/15/25	193	211,612

			391,590,915

U.S. Government Agency Obligations — 2.3%
Federal Farm Credit Bank
4.75%	05/07/10	280	293,979
4.875%	01/17/17	845	898,159
Federal Home Loan Bank
2.375%	04/30/10	1,690	1,692,888
3.375%	02/27/13	1,500	1,505,463
4.375%	10/03/08	7,925	7,998,021
4.75%	06/11/08-04/24/09	11,175	11,303,394
5.00%	10/16/09	10,270	10,410,576
Federal Home Loan Mortgage Corp.
3.25%	02/25/11	815	826,897
Federal Home Loan Mortgage Corp., M.T.N.
4.75%	01/18/11	180	190,087
5.25%	07/18/11	3,100	3,333,250
Federal National Mortgage Association
2.75%	04/11/11	830	829,497
3.25%(b)	04/09/13	13,810	13,793,083
5.00%(b)	03/15/16	2,485	2,654,845
6.125%	03/15/12	1,220	1,361,192
Tennessee Valley Authority, Notes
4.50%	04/01/18	1,390	1,431,763
Tennessee Valley Authority, Series B
5.88%	04/01/36	85	96,443

			58,619,537

U.S. Treasury Securities — 3.8%
United States Treasury Bonds
4.375%	02/15/38	695	703,253
5.00%(b)	05/15/37	705	788,664

6.25%	08/15/23	855	1,052,384
7.625%	02/15/25	250	351,875
7.875%	02/15/21	1,900	2,634,766
8.125%(b)(c)	05/15/21-08/15/21	2,395	3,395,469
8.875%(b)	08/15/17	3,350	4,772,179
United States Treasury Inflation Index
.88%(b)	04/15/10	1,782	1,824,068
1.625%(b)	01/15/15-01/15/18	1,674	1,771,493
1.875%(b)	07/15/13-07/15/15	2,379	2,566,919
2.00%(b)	04/15/12-01/15/26	5,575	5,980,594
2.375%(b)	04/15/11-01/15/27	6,265	6,832,055
2.50%(b)	07/15/16	1,035	1,165,437
2.625%	07/15/17	458	522,168
3.00%(b)	07/15/12	1,403	1,572,083
3.375%	01/15/12-04/15/32	737	892,070
3.50%	01/15/11	740	817,988
3.625%	04/15/28	1,083	1,404,380
3.875%	04/15/29	1,252	1,692,038
4.25%	01/15/10	753	816,614
United States Treasury Notes
2.50%	03/31/13	8,305	8,317,325
3.375%	09/15/09	420	430,894
3.50%(b)	02/15/18	9,440	9,494,573
4.875%(b)	08/15/16	11,770	13,184,235
United States Treasury Strips(b)
Zero Coupon	02/15/19-11/15/21	37,710	22,270,123

			95,253,647

TOTAL LONG-TERM BONDS (cost $ 984,877,378)	983,929,978

TOTAL LONG-TERM INVESTMENTS (cost $ 1,973,766,355)	2,276,549,610

	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS — 29.6%
U.S. Treasury Security — 0.3%
U.S. Treasury Bills(f) (cost $ 7,785,793) 0.84%	06/19/08	$7,800	$7,779,486

	Shares
Affiliated Mutual Funds — 29.3%
Dryden Core Investment Fund - Short-Term Bond Series(i) (cost $ 156,464,610)	15,694,256	138,580,284
Dryden Core Investment Fund - Taxable Money Market Series (cost $605,269,191; includes $331,951,585 of cash collateral received for securities on loan)(h)(i)	605,269,191	605,269,191

TOTAL AFFILIATED MUTUAL FUNDS (cost $ 761,733,801)		743,849,475

TOTAL SHORT-TERM INVESTMENTS (cost $ 769,519,594)		751,628,961

TOTAL INVESTMENTS — 119.2% (cost $ 2,743,285,949)		3,028,178,571
LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (19.2%)		(487,853,043)

TOTAL NET ASSETS — 100.0%		$2,540,325,528

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

†	The rating reflected is as of March 31, 2008. Rating of bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $314,041,866; cash collateral of $331,951,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Indicates a variable rate security.
(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Dryden Core Investment Fund – Short-Term Bond Series.
(j)	Indicates a security that has been deemed illiquid.
(k)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation
Long Positions:
342	S&P 500 Index	Jun. 2008	$112,528,025	$113,202,000	$673,975
203	U.S. Treasury 2 Yr. Notes	Jun. 2008	43,401,475	43,575,219	173,744
904	U.S. Treasury 5 Yr. Notes	Jun. 2008	101,887,847	103,267,875	1,380,028
151	U.S. Treasury 10 Yr. Notes	Jun. 2008	17,649,185	17,961,922	312,737
188	U.S. Treasury 30 Yr. Bond	Jun. 2008	22,270,128	22,333,812	63,684

					$2,604,168

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	02/28/2013	$7,070	3.815%	3 month LIBOR	$170,177
Merrill Lynch Capital Services, Inc.(b)	03/20/2038	1,280	4.65009%	3 month LIBOR	(4,184)

					$165,993

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc.,
				7.05%, 08/15/09	$81,459
JPMorgan Chase Bank(a)	09/20/2012	2,190	1.52%	Residential Capital LLC,
				6.50%, 04/17/13	1,273,937
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc.,
				7.00%, 11/04/13	49,909
Barclays Bank PLC(a)	09/20/2012	2,800	0.60%	Fortune Brands, Inc.,
				6.25%, 04/01/08	160,839
Deutsche Bank AG(a)	06/20/2013	1,750	2.00%	International Lease Finance Corp.,
				4.15%, 01/15/10	(13,145)
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp.,
				5.35%, 04/15/14	66,905
Merrill Lynch Capital Services(a)	09/20/2016	785	1.73%	Tyson Foods, Inc.,
				6.6%, 04/01/16	27,904
Credit Suisse International(a)	09/20/2017	2,750	0.99%	Gannett Co., Inc.,
				6.375%, 04/01/12	147,315
Morgan Stanley Capital Services, Inc.(a)	03/20/2018	1,400	0.70%	Avon Products, Inc.,
				7.15%, 11/15/09	(19,483)
Barclays Bank PLC(a)	03/20/2018	1,700	1.22%	Computer Sciences Corp.,
				5.0%, 02/15/13	(19,115)
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc.,
				6.35%, 07/15/28	(13,227)
Citibank NA(a)	03/25/2035	1,000	3.00%	Centex Home Equity,
				6.215%, 03/25/35	89,417
Citibank NA(a)	03/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I,
				6.765%, 01/25/35	49,417
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust,
				7.02%, 09/25/35	799,349
Merrill Lynch Capital Services, Inc.(b)	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc.,
				7.82%, 03/25/36	808,311
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities Inc.,
				7.82%, 3/25/36	(718,250)

					$2,771,542

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,036,393,595	$2,604,168
Level 2 - Other Significant Observable Inputs	991,709,464	165,993
Level 3 - Significant Unobservable Inputs	75,512	2,771,542

Total	$3,028,178,571	$5,541,703

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	—	$1,609,091
Realized gain (loss)	—	—	*
Change in unrealized appreciation (depreciation)	—	1,162,451
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	$75,512	—

Balance as of 3/31/08	$75,512	$2,771,542

*	The realized loss incurred during the period for other financial instruments was $(16,297).

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.9%
LONG-TERM BONDS 92.8%
Airlines 1.3%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1(a)	Ba1	6.817%	05/23/11	$2,750	$2,591,875
Continental Airlines, Inc., Pass-Thru Certificates, Series A	Baa1	5.983	04/19/22	1,850	1,648,184
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373	12/15/15	1,134	1,026,184
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703	06/15/21	3	3,044
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487	04/02/12	7,954	7,879,470
Delta Air Lines, Inc., Pass-Thru Certificates, 144A	Baa1	6.821	08/10/22	1,805	1,710,541
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636	07/02/22	1,265	1,160,327

					16,019,625

Asset-Backed Securities 2.8%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)	Baa1	3.318	02/15/12	303	296,911
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	5.524	10/25/31	725	606,044
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)(h)	Baa3	7.806	10/25/33	1,600	305,842
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	BB(f)	3.949	10/25/32	142	102,386
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	3.218	01/15/16	5,750	4,524,087
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Ba3	5.974	03/25/33	368	108,241
Centex Home Equity, Asset-Backed Certificates, Series 2005-A, Class M4(g)	A1	3.399	01/25/35	2,400	1,789,445
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00	06/10/15	6,500	5,561,709
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	3.319	11/25/34	1,240	999,586
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	Baa3	4.324	05/25/32	1,786	952,975
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	3.259	03/25/35	2,670	1,980,183
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	Baa3	4.849	08/25/32	185	104,638
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34	2,100	1,664,523
First Franklin Mortgage Loan Asset-Backed Cerftificates, Series 2005-FF6, Class M2(g)	Aa2	3.039	05/25/36	2,575	1,739,582

Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68	06/15/12		2,100	1,999,728
Fremont Home Loan Trust, Series 2003-B, Class M1(g)	Aa1	3.649	12/25/33		481	392,637
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	2.899	03/25/36		3,200	2,337,365
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	Ba2	5.749	11/25/32		174	61,930
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	3.399	05/25/33		2,187	1,681,552
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	3.109	02/25/35		3,680	2,851,064
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)(h)	Aa3	3.399	12/25/34		2,100	1,597,670
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	3.349	12/25/32		1,364	1,189,381
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	2.999	11/25/35		2,000	969,925
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)(h)	BBB(f)	4.599	07/25/32		1,345	475,260

						34,292,664

Automotive 0.3%
Ford Motor Credit Co.	B1	6.625	06/16/08		3,500	3,460,447

Banking 3.6%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20	06/25/12		2,000	1,883,100
Banco ABN Amro Real S.A. (Cayman Islands), 144A	NR	16.20	02/22/10	BRL	4,000	2,408,389
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(g)	A2	5.506	12/15/49		3,050	2,548,049
Credit Suisse (Switzerland)(a)	Aa2	6.00	02/15/18		1,250	1,247,016
Depfa ACS Bank (Ireland), 144A	Aaa	5.125	03/16/37		3,065	2,993,503
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75	09/23/09		1,400	1,411,200
HSBC Holdings PLC (United Kingdom)	Aa3	6.50	09/15/37		3,220	3,054,624
HSBK Europe BV (Netherlands), 144A	Baa3	7.25	05/03/17		2,230	1,928,950
ICICI Bank Ltd. (India), 144A (a)(g)	Baa2	7.25	08/15/49		2,380	1,993,202
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75	11/16/10		2,500	2,501,255
Kazkommerts International BV (Netherlands), 144A	Ba1	7.875	04/07/14		2,610	2,154,816
Kazkommerts International BV (Netherlands), 144A	Ba1	8.00	11/03/15		1,360	1,067,600
KBC Bank Funding Trust III, 144A(g)	A1	9.86	11/29/49		5,000	5,411,730
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378	12/31/49		1,590	1,433,875
Northern Rock PLC (United Kingdom), 144A(a)(g)	B3	6.594	12/31/49		920	487,600
Resona Bank Ltd., 144A(a)(g)	A2	5.85	01/01/56		2,900	2,409,929
Russian Standard Finance Bank SA, 144A	Ba2	7.50	10/07/10		3,000	2,706,750
Sumitomo Mitsui Banking Corp. (Japan), 144A(a)(g)	Aa3	5.625	07/15/49		6,380	5,396,338

						43,037,926

Brokerage 1.5%
Banc of America Corp.(a)(g)	Aa3	8.00	12/31/49		3,500	3,504,200
Bear Stearns Cos., Inc. (The)(a)	Baa1	7.25	02/01/18		1,575	1,627,591

Goldman Sachs Group, Inc.	Aa3	6.15	04/01/18	2,005	2,002,025
Goldman Sachs Group, Inc.	A1	6.75	10/01/37	4,305	4,005,083
Lehman Brothers Holdings, Inc.	A2	6.50	07/19/17	1,210	1,149,072
Merrill Lynch & Co., Inc.	A2	6.11	01/29/37	275	217,362
Merrill Lynch & Co., Inc., MTN(a)	A1	6.05	08/15/12	1,500	1,523,459
Morgan Stanley, MTN	Aa3	5.45	01/09/17	4,435	4,148,888

					18,177,680

Building Materials & Construction 0.8%
American Standard, Inc.	Baa3	7.625	02/15/10	3,800	4,070,788
Centex Corp.	Ba1	6.50	05/01/16	320	267,200
RPM International, Inc.	Baa3	4.45	10/15/09	5,150	5,159,188
Ryland Group, Inc.	Ba1	5.375	06/01/08	606	605,884

					10,103,060

Cable 0.4%
AT&T Broadband	Baa2	9.455	11/15/22	1,065	1,296,189
TCI Communications, Inc.	Baa2	7.875	02/15/26	750	790,252
Time Warner Cable, Inc.	Baa2	5.40	07/02/12	1,545	1,518,012
Time Warner Cable, Inc.	Baa2	5.85	05/01/17	975	933,280

					4,537,733

Capital Goods 0.8%
Honeywell International, Inc.	A2	5.70	03/15/37	370	365,849
Rockwell International Co.	A2	5.20	01/15/98	6,500	5,385,861
United Technologies Corp.(a)	A2	6.05	06/01/36	2,055	2,122,774
Waste Management, Inc.	Baa3	7.65	03/15/11	2,100	2,371,604

					10,246,088

Chemicals 1.5%
Huntsman International LLC	Ba1	11.625	10/15/10	2,100	2,220,750
ICI Wilmington, Inc.	Baa2	4.375	12/01/08	2,040	2,050,563
Lubrizol Corp.	Baa3	4.625	10/01/09	5,600	5,620,383
Lubrizol Corp.	Baa3	5.875	12/01/08	550	558,111
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875	12/01/36	4,545	4,186,759
Union Carbide Chemical & Plastics Co.	Ba2	7.875	04/01/23	3,058	3,047,875

					17,684,441

Collateralized Mortgage Obligations 0.6%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	2,213	2,048,290
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	478	479,143
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17	02/25/34	3,106	2,961,240
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00	03/25/20	1,660	1,594,721

					7,083,394

Commercial Mortgage-Backed Securities 8.9%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	4.9682	11/10/42	5,827	5,696,530

Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(f)	5.74	05/10/45	9,400	9,496,971
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(g)	AAA(f)	5.812	02/10/51	3,805	3,679,984
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	2,475	2,345,481
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.139	10/12/42	3,400	3,286,811
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.221	12/10/49	3,000	2,945,273
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311	12/15/39	2,330	2,263,219
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93	07/10/39	8,500	8,399,159
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111	07/05/35	12,700	11,759,101
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767	03/12/39	4,969	4,746,723
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.294	01/12/43	3,275	3,276,917
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	9,300	8,847,133
JP Morgan Chase Commercial Mortgage Secutities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918	10/15/42	3,700	3,612,294
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434	01/15/49	1,520	1,407,651
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,291,889
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799	12/15/29	4,200	4,133,374
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.081	06/15/38	6,130	6,245,850
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(f)	5.59	09/12/49	2,400	2,351,279
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	5.909	06/12/46	2,325	2,370,072
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	1,875	1,883,633
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	2,500	2,470,888
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867	02/15/35	7,330	7,188,964
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608	12/15/35	4,750	4,644,398
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807	04/15/42	1,500	1,428,984

					107,772,578

Consumer 0.5%
Koninklijke Philips Electronics NV (Netherlands)	A3	6.875	03/11/38	4,125	4,400,018
Realogy Corp., PIK	Caa1	11.00	04/15/14	2,000	1,140,000

					5,540,018

Electric 3.0%
CenterPoint Energy Houston Electric LLC	Baa2	5.70	03/15/13	2,950	3,083,091
Consumers Energy Co.	Baa1	5.375	04/15/13	1,000	1,031,371
EDP Finance BV (Netherlands), 144A	A2	6.00	02/02/18	600	612,896
El Paso Electric Co.	Baa2	6.00	05/15/35	2,325	2,061,192
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35	08/01/13	625	719,660
Energy East Corp.	Baa2	6.75	06/15/12	750	801,495
Energy East Corp.	Baa2	6.75	09/15/33	1,150	1,124,942
Enersis SA (Chile)	Baa3	7.375	01/15/14	3,700	4,081,584
Exelon Corp.	Baa1	4.90	06/15/15	500	476,321
Exelon Generation Co. LLC	A3	6.20	10/01/17	1,930	1,912,288
Georgia Power Co., Series B	A2	5.70	06/01/17	1,285	1,333,150
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875	04/21/11	1,700	1,688,423
NiSource Finance Corp.	Baa3	5.45	09/15/20	1,345	1,193,443
Northern States Power Co.	A2	8.00	08/28/12	2,800	3,233,957
Orion Power Holdings, Inc.	B2	12.00	05/01/10	1,920	2,097,600
Sierra Pacific Power Co., Series P(a)	Baa3	6.75	07/01/37	2,325	2,229,629
Southern California Edison Co.	A3	7.625	01/15/10	1,100	1,169,520
Texas Competitive Electric Holdings Co. LLC, 144A(a)	B3	10.25	11/01/15	2,650	2,640,063
Virginia Electric and Power Co., Series A	Baa1	6.00	05/15/37	1,720	1,677,597
Xcel Energy, Inc.	Baa1	3.40	07/01/08	1,330	1,327,387
Xcel Energy, Inc.	Baa1	5.613	04/01/17	1,947	1,951,488

					36,447,097

Emerging Markets 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)	Baa3	4.40	03/15/11	2,289	2,185,995

Energy - Other 1.4%
EnCana Corp. (Canada)	Baa2	5.90	12/01/17	2,500	2,562,658
GS Caltex Corp. (South Korea), 144A	Baa1	7.75	07/25/11	3,250	3,544,319
Newfield Exploration Co.	Ba3	6.625	04/15/16	320	313,600
Nexen, Inc. (Canada)	Baa2	6.40	05/15/37	1,890	1,809,938
Occidental Petroleum Corp., MTN	A3	4.25	03/15/10	3,250	3,335,608
Pioneer Natural Resources Co.	Ba1	6.875	05/01/18	1,750	1,658,106
Transocean, Inc. (Cayman Islands)	Baa2	6.80	03/15/38	1,200	1,225,873
Western Oil Sand, Inc. (Canada)	Baa1	8.375	05/01/12	1,900	2,134,544

					16,584,646

Foods 1.8%
Cadbury Schweppes US Finance LLC, 144A	Baa2	3.875	10/01/08	2,600	2,594,400
Delhaize Group (Belgium)	Baa3	6.50	06/15/17	715	738,383
General Mills, Inc.	Baa1	5.20	03/17/15	1,880	1,885,354
HJ Heinz Co., 144A	Baa2	6.428	12/01/08	3,550	3,610,065
Kraft Foods, Inc.	Baa2	5.625	11/01/11	860	876,254
Kraft Foods, Inc.	Baa2	6.125	02/01/18	2,770	2,768,246
Kroger Co. (The)	Baa2	6.90	04/15/38	430	436,549
McDonald’s Corp.	A3	6.30	10/15/37	1,400	1,438,079
McDonald’s Corp., MTN(a)	A3	5.35	03/01/18	1,500	1,518,330
Tyson Foods, Inc.	Ba1	6.85	04/01/16	1,000	1,001,210
Tyson Foods, Inc.	Ba2	8.25	10/01/11	2,550	2,714,610
Yum! Brands, Inc.	Baa2	8.875	04/15/11	1,705	1,879,028

					21,460,508

Gaming 0.4%
Harrah’s Operating Co., Inc.	Caa1	5.625	06/01/15	1,000	580,000
Mandalay Resorts Group	B1	9.375	02/15/10	33	33,990
MGM Mirage, Inc.	Ba2	6.875	04/01/16	3,000	2,625,000
Station Casinos, Inc.(a)	B2	6.00	04/01/12	1,930	1,582,600

					4,821,590

Health Care & Pharmaceutical 1.5%
Abbott Laboratories	A1	5.60	11/30/17	1,950	2,040,092
Accellent, Inc.	Caa3	10.50	12/01/13	670	536,000
Alliance Imaging, Inc., Sr. Sub. Notes(a)	B3	7.25	12/15/12	1,500	1,410,000
AmerisourceBergen Corp.	Ba1	5.875	09/15/15	2,325	2,283,076
Cardinal Health, Inc.	Baa2	5.80	10/15/16	265	266,231
Community Health Systems, Inc.(a)	B3	8.875	07/15/15	800	803,000
HCA, Inc., MTN	Caa1	8.70	02/10/10	1,700	1,701,074
HCA, Inc., PIK	B2	9.625	11/15/16	1,600	1,660,000
Hospira, Inc.	Baa3	5.55	03/30/12	2,500	2,584,093
Schering-Plough Corp.	Baa1	5.55	12/01/13	2,735	2,824,762
Wyeth(b)	A3	5.45	04/01/17	1,460	1,487,003

					17,595,331

Health Care Insurance 1.3%
Aetna, Inc.	A3	6.75	12/15/37	1,900	1,810,774
Cigna Corp.	Baa2	5.375	03/15/17	2,125	2,102,316
Coventry Health Care, Inc.(a)	Ba1	6.125	01/15/15	4,025	3,997,009
Health Net, Inc.	Ba2	6.375	06/01/17	1,315	1,217,242
UnitedHealth Group, Inc.(a)	Baa1	6.00	06/15/17	3,775	3,688,699
UnitedHealth Group, Inc.	Baa1	6.50	06/15/37	760	695,373
UnitedHealth Group, Inc.	Baa1	6.875	02/15/38	180	171,982
Wellpoint, Inc.	Baa1	5.875	06/15/17	2,625	2,569,172

					16,252,567

Insurance 0.9%
Ace INA Holdings, Inc.	A3	5.70	02/15/17	1,135	1,130,021
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50	08/01/16	1,700	1,744,078
American International Group, Inc.(a)	Aa2	4.25	05/15/13	1,820	1,726,461
American International Group, Inc.	Aa2	5.05	10/01/15	315	307,214
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75	12/01/14	3,350	3,186,053
Travelers Cos, Inc., MTN	A3	6.25	06/15/37	1,890	1,751,847
XL Capital Ltd. (Cayman Islands)(a)(g)	Baa3	6.50	12/31/49	1,880	1,409,143
XL Capital Ltd., (Cayman Islands)	Baa1	5.25	09/15/14	140	127,518

					11,382,335

Lodging 0.4%
Felcore Lodging LP(g)	Ba3	6.7875	12/01/11	1,800	1,588,500
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	05/15/10	1,730	1,759,010
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25	02/15/13	980	978,772

					4,326,282

Media & Entertainment 1.2%
British Sky Broadcasting Group PLC (United Kingdom), 144A	Baa2	6.10	02/15/18		900	897,943
Clear Channel Communications, Inc.	Baa3	8.00	11/01/08		4,720	4,871,286
Dex Media West LLC, Series B	B1	9.875	08/15/13		2,560	2,227,200
News America, Inc.	Baa2	7.625	11/30/28		1,415	1,547,728
RH Donnelley Corp., 144A	B3	8.875	10/15/17		1,600	1,000,000
Time Warner, Inc.	Baa2	5.875	11/15/16		1,595	1,516,772
Viacom, Inc.	Baa3	6.75	10/05/37		720	690,486
Viacom, Inc.	Baa3	6.875	04/30/36		1,090	1,049,622

						13,801,037

Metals 0.5%
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375	03/01/14		685	633,625
United States Steel Corp.	Baa3	7.00	02/01/18		2,000	1,953,592
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50	11/16/11		3,430	3,519,242

						6,106,459

Non-Captive Finance 2.0%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(g)	Baa2	4.865	02/15/12		2,225	2,158,250
Capital One Financial Corp.(a)	Baa1	6.15	09/01/16		700	587,829
CIT Group, Inc.(a)	A3	5.65	02/13/17		5,650	4,381,277
Countrywide Financial Corp., MTN(a)	Baa3	5.80	06/07/12		3,670	3,324,972
General Electric Capital Corp.	Aaa	5.875	01/14/38		2,180	2,101,210
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00	04/15/15	AUD	4,440	3,452,294
Nelnet, Inc.(g)	Baa3	7.40	09/29/36		6,500	4,234,698
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)(h)	Aaa	5.578	07/03/33		3,825	3,647,808

						23,888,338

Non-Corporate Foreign Agency 1.3%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80	10/04/12		1,400	1,356,250
Gazprom International SA (Luxembourg), 144A	BBB+(f)	7.201	02/01/20		2,055	2,095,746
Gazprom OAO (Russia)	A3	10.50	10/21/09		1,685	1,827,551
National Power Corp. (Philippines), 144A(g)	BB-(f)	7.343	08/23/11		1,530	1,629,450
Petronas Capital, Ltd. (Malaysia), 144A	A1	7.00	05/22/12		7,300	8,118,527

						15,027,524

Non-Corporate Sovereign 4.8%
Buoni Poliennali Del Tesoro (Italy)	Aa2	4.00	02/01/37	EUR	2,215	2,995,029
Deutsche Bundesrepublik (Denmark)	Aaa	4.00	01/04/37	EUR	3,128	4,508,733
Federal Republic of Argentina (Argentina)(g)	B3	3.00	04/30/13		2,115	1,754,040
Federal Republic of Argentina (Argentina)(g)	B3	3.092	08/03/12		2,000	1,693,373
Federal Republic of Brazil (Brazil)(a)	Ba1	9.25	10/22/10		5,325	6,038,550
Federal Republic of Brazil (Brazil)	Ba1	12.50	01/05/16	BRL	750	459,053
Government of Hungary (Hungary)	A2	8.00	02/12/15	HUF	1,054,880	6,030,727
Government of Jamaica (Jamaica)	B1	11.00	07/27/12	EUR	995	1,743,657
Peru Government International Bond (Peru), 144A	Ba2	Zero	05/31/18		1,837	1,230,790
Republic of Panama (Panama)	Ba1	9.375	07/23/12		1,295	1,515,150

Republic of Poland (Poland)	A2	6.25	10/24/15	PLN	18,910	8,591,630
Republic of Uruguay (Uruguay)	B1	7.25	02/15/11		660	696,300
Republic of Venezuela (Venezuela)	B2	10.75	09/19/13		2,385	2,432,700
Russian Government International Bond (Russia), 144A	Baa2	8.25	03/31/10		2,307	2,437,161
Sweden Government Bond (Sweden)	Aaa	6.50	05/05/08	SEK	7,810	1,316,668
United Mexican States (Mexico)(g)	Baa1	5.077	01/13/09		2,090	2,092,090
United Mexican States (Mexico)	Baa1	7.50	01/14/12		4,250	4,781,250
United Mexican States (Mexico)	Baa1	8.00	12/24/08	MXN	77,200	7,281,329

						57,598,230

Paper 0.6%
Catalyst Paper Corp. (Canada)	B2	8.625	06/15/11		900	749,250
Graphic Packaging International, Inc.	B3	8.50	08/15/11		2,970	2,918,025
International Paper Co.	Baa3	4.00	04/01/10		2,815	2,766,883
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13		1,400	1,195,250

						7,629,408

Pipelines & Other 0.7%
Atmos Energy Corp.(e)	Baa3	4.00	10/15/09		5,300	5,274,560
CenterPoint Energy Resources Corp.	Baa3	6.125	11/01/17		1,340	1,368,622
Energy Transfer Partners LP	Baa3	7.50	07/01/38		1,945	1,949,929

						8,593,111

Railroads 0.7%
Burlington Northern Santa Fe Corp.	Baa1	5.75	03/15/18		4,145	4,157,286
CSX Corp.	Baa3	5.75	03/15/13		2,600	2,631,109
Union Pacific Corp.	Baa2	5.45	01/31/13		1,500	1,543,728

						8,332,123

Real Estate Investment Trusts 0.4%
Equity One, Inc.	Baa3	3.875	04/15/09		1,450	1,419,591
Post Apartment Homes LP	Baa3	5.45	06/01/12		2,300	2,208,354
Realty Income Corp.	Baa1	6.75	08/15/19		1,545	1,465,119

						5,093,064

Retailers 0.8%
CVS Caremark Corp.	Baa2	6.25	06/01/27		3,020	3,009,666
Neiman-Marcus Group, Inc., PIK	B2	9.00	10/15/15		2,750	2,750,000
Target Corp.	A2	6.50	10/15/37		800	773,520
Target Corp.	A2	7.00	01/15/38		1,870	1,922,094
Wal-Mart Stores, Inc.	Aa2	6.50	08/15/37		1,085	1,139,265

						9,594,545

Structured Notes 1.7%
CDX North America High Yield, Ser. 9-T1, 144A(a)	B3	8.75	12/29/12		2,000	1,902,500
Dow Jones CDX High Yield, 144A	B3	8.25	12/29/10		8,500	8,829,375
Dow Jones CDX High Yield, 144A(a)	B3	8.625	06/29/11		9,653	9,797,795

						20,529,670

Technology 1.0%
Affiliated Computer Services, Inc.	Ba2	4.70	06/01/10	3,000	2,775,001
Fidelity National Information Services, Inc.	Ba1	4.75	09/15/08	1,900	1,833,500
Fiserv, Inc.	Baa2	6.125	11/20/12	1,600	1,648,822
Freescale Semiconductor, Inc.(a)	B3	10.125	12/15/16	1,500	1,012,500
Freescale Semiconductor, Inc., PIK(a)	B2	9.125	12/15/14	1,600	1,168,000
Jabil Circuit, Inc.	Ba1	5.875	07/15/10	2,000	1,975,298
Motorola, Inc.	Baa1	8.00	11/01/11	121	122,977
SunGard Data Systems, Inc.	B3	3.75	01/15/09	720	703,800
Xerox Corp.	Baa2	5.50	05/15/12	870	877,327

					12,117,225

Telecommunications 2.1%
AT&T Corp.	A2	8.00	11/15/31	2,475	2,892,060
Embarq Corp.	Baa3	7.082	06/01/16	5,600	5,301,726
New Cingular Wireless Services, Inc.	A2	8.125	05/01/12	1,810	2,025,557
New Cingular Wireless Services, Inc.	A2	8.75	03/01/31	2,375	2,882,286
Qwest Corp.	Ba1	8.875	03/15/12	3,300	3,366,000
Telecom Italia Capital (Luxembourg)	Baa2	4.875	10/01/10	3,400	3,349,068
Telefonica Emisiones SAU (Spain)	Baa1	7.045	06/20/36	5	5,228
TELUS Corp. (Canada)	Baa1	8.00	06/01/11	150	163,138
Triton PCS, Inc.	Caa2	8.50	06/01/13	3,700	3,852,625
Verizon Communications, Inc.	A3	6.40	02/15/38	1,150	1,119,608

					24,957,296

Tobacco 0.3%
Reynolds American, Inc.	Ba1	6.50	07/15/10	4,000	4,080,000

U.S. Government Agency Obligations 0.8%
Federal Farm Credit Bank	Aaa	4.875	01/17/17	580	616,488
Federal Home Loan Mortgage Corp.	Aaa	5.125	10/19/16	120	129,623
Federal National Mortgage Association(a)	Aaa	3.25	04/09/13	7,395	7,385,941
Federal National Mortgage Association(a)	Aaa	5.00	03/15/16	1,685	1,800,166
Federal National Mortgage Association	Aaa	5.625	07/15/37	165	183,762

					10,115,980

U.S. Government Mortgage-Backed Securities 37.8%
Federal Home Loan Mortgage Corp.	Aaa	4.50	02/01/19-07/01/19	14,513	14,477,503
Federal Home Loan Mortgage Corp.	Aaa	5.00	07/01/19-05/01/34	7,328	7,368,595
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/01/33-06/01/34	5,177	5,257,614
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	24,500	24,737,356
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33-06/01/34	6,019	6,199,537
Federal Home Loan Mortgage Corp.	Aaa	6.00	TBA 15 YR	23,500	24,094,832
Federal Home Loan Mortgage Corp.	Aaa	6.50	07/01/32-09/01/32	2,918	3,046,419
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32-11/01/33	5,700	6,042,268
Federal National Mortgage Association	Aaa	4.00	05/01/19-06/01/19	6,975	6,829,362
Federal National Mortgage Association	Aaa	4.50	06/01/18-02/01/35	21,222	20,988,794
Federal National Mortgage Association	Aaa	4.50	TBA 15 YR	3,500	3,484,414
Federal National Mortgage Association	Aaa	5.00	01/01/19-01/01/20	8,164	8,276,140
Federal National Mortgage Association	Aaa	5.00	TBA 15 YR	46,000	45,525,647
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	8,500	8,579,688
Federal National Mortgage Association (g)	Aaa	5.182	10/01/37	10,994	11,187,549
Federal National Mortgage Association (g)	Aaa	5.303	01/01/36	3,362	3,398,706

Federal National Mortgage Association	Aaa	5.50	12/01/16-09/01/34	32,902	33,431,421
Federal National Mortgage Association	Aaa	5.50	TBA 15 YR	4,000	4,082,500
Federal National Mortgage Association	Aaa	5.50	TBA 30 YR	59,250	59,805,468
Federal National Mortgage Association (g)	Aaa	5.914	06/01/37	3,919	3,991,676
Federal National Mortgage Association	Aaa	6.00	09/01/17-02/01/35	21,648	22,300,253
Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	9,000	9,219,375
Federal National Mortgage Association (g)	Aaa	6.044	09/01/37	10,556	10,833,016
Federal National Mortgage Association	Aaa	6.50	11/01/09-10/01/37	23,056	23,953,603
Federal National Mortgage Association	Aaa	6.50	TBA 30 YR	34,500	35,729,062
Federal National Mortgage Association	Aaa	7.00	05/01/32-06/01/32	516	548,305
Federal National Mortgage Association	Aaa	9.00	10/01/16	2	1,730
Government National Mortgage Association	Aaa	5.50	01/15/33-01/15/36	15,802	16,136,473
Government National Mortgage Association	Aaa	6.00	12/15/32-11/15/34	9,422	9,749,294
Government National Mortgage Association	Aaa	6.00	TBA 30 YR	20,000	20,637,500
Government National Mortgage Association	Aaa	6.50	09/15/32-11/15/33	5,073	5,293,915
Government National Mortgage Association	Aaa	7.50	10/15/25-02/15/26	164	176,867

					455,384,882

U.S. Government Treasury Securities 2.2%
U.S. Treasury Bonds	Aaa	3.50	02/15/18	890	895,145
U.S. Treasury Bonds	Aaa	4.375	02/15/38	1,595	1,613,941
U.S. Treasury Bonds(a)	Aaa	6.125	08/15/29	4,645	5,816,046
U.S. Treasury Bonds	Aaa	6.25	08/15/23	2,425	2,984,833
U.S. Treasury Inflation Indexed Bonds	Aaa	2.375	01/15/25	2,540	2,764,003
U.S. Treasury Notes(a)	Aaa	2.50	03/31/13	11,225	11,241,658
U.S. Treasury Notes	Aaa	7.625	02/15/25	570	802,275

					26,117,901

TOTAL LONG-TERM BONDS (cost $1,133,984,371)					1,117,978,798

BANK LOANS 5.1%
Aerospace/Defense 0.2%
Hawker Beechcraft, Inc.(h)	Ba3	4.696	03/26/14	1,958	1,820,600
Hawker Beechcraft, Inc.(h)	Ba3	6.83	03/26/14	114	106,096

					1,926,696

Automotive 0.6%
Ford Motor Co.(h)	Ba3	5.80	12/15/13	3,851	3,147,796
Oshkosh Truck Corp.(h)	Ba3	4.76	12/06/13	3,629	3,373,214

					6,521,010

Cable 0.4%
CSC Holdings, Inc.(h)	Ba1	6.391	02/24/12	1,974	1,891,098
Insight Midwest Holding LLC(h)	Ba3	6.48	10/06/13	3,208	2,849,588

					4,740,686

Capital Goods 0.2%
Capital Safety Group Ltd.(h)	B1	4.946	07/20/15	409	381,624
Capital Safety Group Ltd.(h)	B1	5.446	07/20/16	1,091	1,022,580
Hertz Corp.(h)	Ba1	2.599	12/21/12	278	258,868

Hertz Corp.(h)	Ba1	4.429	12/21/12	1,312	1,221,127

					2,884,199

Consumer 0.2%
Huish Detergents, Inc.(h)	B1	4.45	04/26/14	2,978	2,482,491

Electric 0.6%
NRG Energy, Inc.(h)	Ba1	4.096	02/01/13	1,171	1,093,603
NRG Energy, Inc.(h)	Ba1	6.33	02/01/13	2,398	2,239,176
Reliant Energy, Inc.(h)	B2	4.869	06/30/14	2,500	2,256,250
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	6.579	10/10/14	1,990	1,811,127

					7,400,156

Foods 0.2%
Supervalu, Inc.(h)	Ba3	4.061	06/02/11	2,423	2,289,808

Gaming 0.2%
Las Vegas Sands LLC(h)	Ba3	4.45	05/23/14	2,184	1,924,458
Las Vegas Sands LLC(h)	Ba3	7.11	05/23/14	550	484,750

					2,409,208

Health Care & Pharmaceutical 1.0%
Community Health Systems, Inc.(h)	Ba3	6.10	07/25/14	135	123,779
Community Health Systems, Inc.(h)	Ba3	6.10	07/25/14	2,631	2,420,242
HCA, Inc.(h)	Ba3	4.946	11/17/13	2,469	2,265,740
Health Management Associates Term B(h)	Ba3	4.446	02/28/14	2,003	1,728,477
Inverness Medical Innovations(h)	B1	4.671	06/26/14	2,978	2,623,922
PTS Acquisition Corp.(h)	Ba3	4.946	04/10/14	3,871	3,174,015

					12,336,175

Media & Entertainment 0.4%
Idearc, Inc.(h)	Ba2	4.20	11/17/13	1,000	827,083
Idearc, Inc.(h)	Ba2	4.70	11/17/14	1,728	1,379,908
Univision Communications, Inc.(h)	Ba3	5.48	09/29/14	2,899	2,277,951
Univision Communications, Inc.(h)	Ba3	7.107	09/29/14	101	79,095

					4,564,037

Paper 0.1%
Domtar, Inc.(h)	Ba1	3.934	03/05/14	1,603	1,494,903

Pipelines & Other 0.1%
Enterprise GP Holdings LP(h)	Ba2	6.182	11/08/14	1,535	1,510,056

Technology 0.8%
First Data Corp.(h)	Ba3	5.355	09/24/14	1,990	1,787,269
First Data Corp.(h)	Ba3	5.355	09/24/14	1,045	939,260
Flextronics International Ltd. (Singapore)(h)	Ba1	7.394	10/01/14	2,319	2,123,546
Flextronics International Ltd. (Singapore)(h)	Ba1	7.455	10/01/14	666	610,215
Metavante Corp.(h)	Ba2	4.989	11/01/14	2,500	2,316,667
SunGard Data Systems, Inc.(h)	Ba3	5.128	02/28/14	1,493	1,382,671

					9,159,628

Telecommunications 0.1%
Alltel Communications, Inc.(h)	Ba3	5.568	05/15/15	1,592	1,434,126

TOTAL BANK LOANS (cost $67,805,857)					61,153,179

TOTAL LONG-TERM INVESTMENTS (cost $1,201,790,228)					1,179,131,977

	Shares
SHORT-TERM INVESTMENTS 26.2%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund - Short-Term Bond Series(d)	16,111,364	142,263,347
Dryden Core Investment Fund - Taxable Money Market Fund Series (cost $173,758,046; includes $71,626,758 of cash collateral received for securities on loan)(c)(d)	173,758,046	173,758,046

TOTAL AFFILIATED MUTUAL FUNDS (cost $334,081,442)		316,021,393

TOTAL INVESTMENTS 124.1% (cost $1,535,871,670)		1,495,153,370
LIABILITIES IN EXCESS OF OTHER ASSETS(i) (24.1%)		(290,637,970)

TOTAL NET ASSETS 100.0%		$1,204,515,400

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

†	The rating reflected is as of March 31, 2008. Rating of bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $69,937,998; cash collateral of $71,626,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2008.
(h)	Indicates a security that has been deemed illiquid.
(i)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
26	2 Yr. Euro Schatz	June 2008	$4,322,744	$4,289,686	$(33,058)
480	U.S. 10 Yr. Treasury Notes	June 2008	55,180,392	57,097,500	1,917,108
378	U.S. 30 Yr. Treasury Bonds	June 2008	44,739,926	44,905,219	165,293

					2,049,343

Short Positions:
20	Australian 10 Yr. Bond	June 2008	1,717,854	1,717,038	816
35	Euro 10 Yr. Bond	June 2008	6,461,044	6,408,645	52,399
98	U.S. 2 Yr. Treasury Notes	June 2008	21,045,703	21,036,313	9,390
8	U.S. 5 Yr. Treasury Notes	June 2008	916,990	913,875	3,115

					65,720

					$2,115,063

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Foreign Currency Contract		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Purchased:
Australian Dollar expiring 04/18/08	AUD	643	$595,900	$586,278	$(9,622)
Brazilian Real expiring 10/23/08	BRL	6,806	2,775,000	3,728,735	953,735
British Pound expiring 04/25/08	GBP	162	319,323	320,311	988
Euro expiring 04/25/08	EUR	775	1,205,300	1,222,668	17,368
Hungarian Forint expiring 04/24/08	HUF	99,492	604,300	600,439	(3,861)
New Zealand Dollar expiring 04/18/08	NZD	2,254	1,821,441	1,766,812	(54,629)

			7,321,264	8,225,243	903,979

Sold:
Australian Dollar expiring 04/18/08	AUD	3,868	3,593,092	3,527,373	65,719
Euro expiring 04/25/08	EUR	5,195	7,999,320	8,194,184	(194,864)
Hungarian Forint expiring 04/24/08	HUF	935,180	5,695,717	5,643,862	51,855
Mexican Nuevo Peso expiring 04/14/08	MXN	74,158	6,850,944	6,954,929	(103,985)
New Zealand Dollar expiring 04/18/08	NZD	753	603,100	589,774	13,326
Polish Zloty expiring 04/24/08	PLN	18,133	8,021,201	8,132,720	(111,519)
Swedish Krona expiring 04/24/08	SEK	8,029	1,337,303	1,349,652	(12,349)

			34,100,677	34,392,494	(291,817)

					$612,162

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	2/28/2013		$16,180	3.81500%	3 month LIBOR	$389,458
Merrill Lynch Capital Services, Inc.(a)	2/18/2018	NZD	2,225	7.71000%	3 month NZD BBR	26,909
Merrill Lynch Capital Services, Inc.(b)	3/20/2038		2,935	4.65009%	3 month LIBOR	(9,595)

						$406,772

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$(1,640)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(3,806)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	2,008
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, 07/15/13	(381,665)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	1,279,405
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	1,500	3.75%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	115,260
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	1,500	3.70%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	112,037
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(516,070)
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	35,546
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	60,709
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	49,417
Citibank, N.A.(b)	3/25/2035	1,000	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	89,417
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, 09/25/35	799,349
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	808,311
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(718,250)
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	784,372

					$2,514,400

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$316,021,393	$2,115,063
Level 2 - Other Significant Observable Inputs	1,179,131,977	1,018,934
Level 3 - Significant Unobservable Inputs	—	2,514,400

Total	$1,495,153,370	$5,648,397

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$2,173,171
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	341,229
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$2,514,400

*	The realized gain earned during the period for other financial instruments was $846,300.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 117.4%
COMMON STOCKS — 39.4%
Aerospace & Defense — 1.0%
AAR Corp.*	3,300	$89,991
BE Aerospace, Inc.*	2,510	87,724
HEICO Corp.	1,980	96,525
Moog, Inc. (Class A Stock)*	2,475	104,470
Orbital Sciences Corp.*	2,670	64,347
Raytheon Co.	3,800	245,518
Teledyne Technologies, Inc.*	1,400	65,800
United Technologies Corp.	5,600	385,392

		1,139,767

Airlines — 0.1%
Allegiant Travel Co.*	2,780	73,448

Automotive Parts
Amerigon, Inc.*	1,960	29,008

Banks — 0.1%
Pacific Capital Bancorp	3,100	66,650

Beverages — 0.6%
Coca-Cola Co. (The)	6,600	401,742
PepsiCo, Inc.	3,900	281,580

		683,322

Biotechnology — 1.5%
Amgen, Inc.*	6,000	250,680
Genentech, Inc.*	5,900	478,962
Gilead Sciences, Inc.*	18,300	942,999
LifeCell Corp.*	1,630	68,509
Myriad Genetics, Inc.*	1,140	45,930

		1,787,080

Building Products
Watsco, Inc.	1,300	53,846

Business Services — 0.1%
URS Corp.*	2,500	81,725

Capital Goods — 0.1%
Joy Global, Inc.	2,700	175,932

Capital Markets — 1.3%
Bank of New York Mellon Corp. (The)	5,926	247,292
Charles Schwab Corp. (The)	17,800	335,174
Goldman Sachs Group, Inc. (The)	1,200	198,468
Jefferies Group, Inc.	4,500	72,585
Lazard Ltd. (Class A Stock) (Bermuda)	5,400	206,280
Merrill Lynch & Co., Inc.	6,600	268,884
TD Ameritrade Holding Corp.*	8,800	145,288

		1,473,971

Chemicals — 0.7%
Monsanto Co.	5,800	646,700
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,400	77,808
Valspar Corp. (The)	2,500	49,600

		774,108

Clothing & Apparel
Iconix Brand Group, Inc.*	2,670	46,324

Commercial Banks — 0.2%
Astoria Financial Corp.	4,050	109,998
Royal Bank of Scotland Group PLC (United Kingdom)	26,749	179,036
		289,034
Commercial Services — 0.1%
American Public Education, Inc.*	1,762	53,512
Cardtronics, Inc.*	9,260	64,542
HMS Holdings Corp.*	1,280	36,544

		154,598

Commercial Services & Supplies — 0.8%
Administaff, Inc.	1,100	25,971
Allied Waste Industries, Inc.*	7,500	81,075
Global Payments, Inc.	3,100	128,216
Rollins, Inc.	5,185	91,723
Team, Inc.*	2,250	61,425
TeleTech Holdings, Inc.*	4,000	89,840
Waste Management, Inc.	13,900	466,484

		944,734

Communication Equipment — 1.9%
Cisco Systems, Inc.*	23,800	573,342
Nokia OYJ, ADR (Finland)	8,900	283,287
Nuance Communications, Inc.*	4,780	83,220
QUALCOMM, Inc.	15,400	631,400
Research In Motion Ltd. (Canada)*	5,500	617,265

		2,188,514

Computer Services & Software — 0.2%
Advent Software, Inc.*	1,510	64,356
Innerworkings, Inc.*	5,280	74,079
SRA International, Inc. (Class A Stock)*	3,000	72,930

		211,365

Computers & Peripherals — 1.1%
Apple, Inc.*	2,800	401,800
Hewlett-Packard Co.	10,300	470,298
Lexmark International, Inc. (Class A Stock)*	7,400	227,328
Seagate Technology (Cayman Islands)	11,700	244,998

		1,344,424

Conglomerates — 0.1%
Veolia Environnement, ADR (France)	1,500	104,895

Construction
Granite Construction, Inc.	1,700	55,607

Consumer Finance — 0.3%
SLM Corp.*	21,700	333,095

Consumer Products & Services — 0.1%
Bare Escentuals, Inc.*	2,610	61,126

Diversified Consumer Services — 0.9%
Career Education Corp.*	16,000	203,520
H&R Block, Inc.	24,500	508,620
Visa, Inc. (Class A Stock)*	4,800	299,328

		1,011,468

Diversified Financial Services — 0.8%
Affiliated Managers Group, Inc.*	630	57,166
Calamos Asset Management, Inc. (Class A Stock)	1,244	20,252
Citigroup, Inc.	9,900	212,058
Eaton Vance Corp.	3,700	112,887
KKR Private Equity Investors LLP	1,800	22,230
KKR Private Equity Investors LLP, ADR, RDU, 144A (original cost $279,290; purchased 05/03/06—05/05/06)(f)(g)	11,200	138,320
NYSE Euronext	2,800	172,788
Raymond James Financial, Inc.	4,775	109,730
Sterling Financial Corp. (WA)	2,700	42,147
Student Loan Corp. (The)	500	49,450

		937,028

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	4,100	149,445

Education — 0.1%
DeVry, Inc.	2,040	85,354

Electric Utilities — 0.4%
Entergy Corp.	2,300	250,884
Progress Energy, Inc.	4,400	183,480

		434,364

Electrical Equipment — 0.2%
ABB Ltd., ADR (Switzerland)	7,100	191,132

Electronic Equipment & Instruments — 0.3%
Checkpoint Systems, Inc.*	3,100	83,235
FLIR Systems, Inc.*	8,500	255,765

		339,000

Energy
Headwaters, Inc.*	3,269	43,118

Energy Equipment & Services — 0.8%
First Solar, Inc.*	1,400	323,596
Halliburton Co.	4,600	180,918
Oil States International, Inc.*	1,660	74,385
Schlumberger Ltd.	4,700	408,900

		987,799

Entertainment & Leisure
Life Time Fitness, Inc.*	1,810	56,490

Environmental Control
Darling International, Inc.*	3,340	43,253

Financial Services — 0.1%
Investment Technology Group, Inc.*	2,010	92,822
PROS Holdings, Inc.*	5,480	68,774

		161,596

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	4,400	285,868
CVS/Caremark Corp.	14,200	575,242
Kroger Co. (The)	19,400	492,760
Wal-Mart Stores, Inc.	6,100	321,348
Whole Foods Market, Inc.	5,900	194,523

		1,869,741

Food Products — 0.8%
Cadbury Schweppes PLC, ADR (United Kingdom)	11,000	486,420
ConAgra Foods, Inc.	17,400	416,730

		903,150

Healthcare Equipment & Supplies — 1.2%
Alcon, Inc. (Switzerland)	2,700	384,075
Baxter International, Inc.	6,500	375,830
Hologic, Inc.*	2,200	122,320
Natus Medical, Inc.*	2,990	54,269
NuVasive, Inc.*	1,920	66,259
Spectranetics Corp.*	12,440	103,998
St. Jude Medical, Inc.*	6,300	272,097

		1,378,848

Healthcare Providers & Services — 1.5%
Amedisys, Inc.*	3,340	131,396
AMERIGROUP Corp.*	3,200	87,456
Cardinal Health, Inc.	4,700	246,797
Covance, Inc.*	1,800	149,346
Healthways, Inc.*	5,100	180,234
IPC The Hospitalist Co., Inc.*	3,258	64,443
Omnicare, Inc.	14,800	268,768
Pediatrix Medical Group, Inc.*	1,220	82,228
Pharmaceutical Product Development, Inc.	4,500	188,550
RadNet, Inc.*	8,230	57,939
Sunrise Senior Living, Inc.*	3,500	77,980
WellPoint, Inc.*	4,400	194,172

		1,729,309

Healthcare Services — 0.1%
Psychiatric Solutions, Inc.*	2,860	97,011

Hotels, Restaurants & Leisure — 0.5%
Brinker International, Inc.	2,900	53,795
Las Vegas Sands, Inc.*	1,200	88,368
Marriott International, Inc. (Class A Stock)	8,300	285,188
Scientific Games Corp. (Class A Stock)*	5,230	110,405
Sonic Corp.*	3,700	81,548

		619,304

Household Durables — 0.1%
Meritage Homes Corp.*	2,000	38,640
Snap-on, Inc.	2,000	101,700

		140,340

Household Products — 0.6%
Colgate-Palmolive Co.	5,300	412,923
Kimberly-Clark Corp.	5,000	322,750

		735,673

Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.*	8,200	319,718

Industrial Conglomerates — 0.5%
General Electric Co.	15,000	555,150

Insurance — 1.2%
American International Group, Inc.	7,700	333,025
Amtrust Financial Services, Inc.	8,130	131,787
Axis Capital Holdings Ltd. (Bermuda)	5,200	176,696

Delphi Financial Group, Inc. (Class A Stock)	2,225	65,037
eHealth, Inc.*	3,170	69,962
Loews Corp.	8,500	341,870
Philadelphia Consolidated Holding Corp.*	3,300	106,260
Protective Life Corp.	1,900	77,064
State Auto Financial Corp.	2,600	75,738
United Fire & Casualty Co.	1,500	56,100

		1,433,539

Internet — 0.3%
Aladdin Knowledge Systems Ltd. (Israel)*	2,140	40,724
Digital River, Inc.*	1,870	57,914
Equinix, Inc.*	635	42,221
NIC, Inc.	10,300	73,233
TheStreet.com, Inc.	7,780	62,863
Website Pros, Inc.*	4,100	40,303

		317,258

Internet & Catalog Retail — 0.6%
Amazon.Com, Inc.*	4,700	335,110
IAC/InterActiveCorp.*	18,500	384,060

		719,170

Internet Software & Services — 1.2%
Akamai Technologies, Inc.*	6,800	191,488
CyberSource Corp.*	5,910	86,345
Google, Inc. (Class A Stock)*	1,700	748,799
Internet Brands, Inc. (Class A Stock)*	9,817	72,351
j2 Global Communications, Inc.*	4,600	102,672
NaviSite, Inc.*	14,160	31,293
Shutterfly, Inc.*	1,910	28,402
TriZetto Group, Inc.*	4,610	76,941
ValueClick, Inc.*	3,440	59,340

		1,397,631

IT Services — 0.2%
Infosys Technologies Ltd., ADR (India)	7,000	250,390

Life Science Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.*	6,700	380,828

Machinery — 0.2%
Bucyrus International, Inc. (Class A Stock)	2,300	233,795

Manufacturing — 0.2%
Harsco Corp.	2,700	149,526
Hexel Corp.*	6,600	126,126

		275,652

Media — 1.7%
Comcast Corp. (Class A Stock)	27,850	538,619
DG FastChannel, Inc.*	3,740	71,733
Dolan Media Co.*	3,280	65,961
Liberty Global, Inc. (Class C Stock)*	11,283	366,472
News Corp. (Class A Stock)	17,100	320,625
Walt Disney Co. (The)	14,700	461,286
XM Satellite Radio Holdings, Inc. (Class A Stock)*	17,700	205,674

		2,030,370

Medical Supplies & Equipment — 0.1%
Micrus Endovascular Corp.*	3,620	44,743
NovaMed, Inc.*	8,670	32,859
Vnus Medical Technologies, Inc.*	1,580	28,740
Zoll Medical Corp.*	2,470	65,678

		172,020

Metal Fabricate/Hardware — 0.1%
Valmont Industries, Inc.	800	70,312

Metals & Mining — 0.3%
Dynamic Materials Corp.	1,650	71,280
Freeport-McMoRan Copper & Gold, Inc.	1,373	132,110
Ladish Co., Inc.*	1,480	53,280
Timken Co.	3,600	106,992

		363,662

Multi-Line Retail — 0.1%
Saks, Inc.*	7,200	89,784

Multi-Utilities — 0.3%
Sempra Energy	6,600	351,648

Office Electronics — 0.2%
Xerox Corp.	18,100	270,957

Office Equipment
School Specialty, Inc.*	1,700	53,618

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)*	600	71,580

Oil, Gas & Consumable Fuels — 3.5%
Arena Resources, Inc.*	2,050	79,356
Cabot Oil & Gas Corp.	5,100	259,284
Devon Energy Corp.	3,900	406,887
Marathon Oil Corp.	12,500	570,000
Murphy Oil Corp.	3,800	312,132
Nexen, Inc. (Canada)	9,800	290,178
Occidental Petroleum Corp.	9,100	665,847
Petroleo Brasileiro SA, ADR (Brazil)	2,300	234,853
Southwestern Energy Co.*	4,700	158,343
Suncor Energy, Inc. (Canada)	2,800	269,780
Superior Energy Services, Inc.*	1,760	69,731
Swift Energy Co.*	2,000	89,980
Talisman Energy, Inc. (Canada)	12,900	228,330
W&T Offshore, Inc.	2,100	71,631
Williams Cos., Inc.	5,300	174,794
XTO Energy, Inc.	4,700	290,742

		4,171,868

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	38,400	262,272

Pharmaceuticals — 3.1%
Abbott Laboratories	14,100	777,615
Barr Pharmaceuticals, Inc.*	1,200	57,972
Elan Corp. PLC, ADR (Ireland)*	6,000	125,160
K-V Pharmaceutical Co. (Class A Stock)*	4,430	110,573
LeMaitre Vascular, Inc.*	15,330	49,823
Medicines Co. (The)*	2,400	48,480
Merck & Co., Inc.	8,500	322,575
Mylan, Inc.	25,200	292,320
Roche Holdings AG, ADR (Switzerland)	4,200	396,835
Schering-Plough Corp.	28,900	416,449
Sciele Pharma, Inc.*	3,980	77,610

Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,300	383,377
Wyeth	14,300	597,168

		3,655,957

Real Estate Investment Trusts — 0.1%
Hovnanian Enterprises, Inc. (Class A Stock)*	3,500	37,100
SL Green Realty Corp.	1,000	81,470

		118,570

Retail — 0.1%
FGX International Holdings Ltd. (British Virgin Islands)*	7,210	86,232

Retail & Merchandising — 0.1%
Cash America International, Inc.	1,923	69,997

Semiconductors & Semiconductor Equipment — 0.4%
Itron, Inc.*	1,660	149,782
Marvell Technology Group Ltd. (Bermuda)*	21,500	233,920
O2Micro International Ltd., ADR (Cayman Islands)*	4,150	32,079
Spansion, Inc. (Class A Stock)*	40,900	112,475

		528,256

Software — 1.6%
Adobe Systems, Inc.*	9,400	334,546
CA, Inc.	10,400	234,000
Concur Technologies, Inc.*	830	25,772
Microsoft Corp.	29,500	837,210
Phase Forward, Inc.*	2,830	48,336
Symantec Corp.*	21,300	354,006

		1,833,870

Specialty Retail — 0.1%
Aaron Rents, Inc.	2,700	58,158
Aeropostale, Inc.*	2,090	56,660

		114,818

Technology
Sanmina—SCI Corp.*	16,000	25,920

Telecommunications — 0.3%
Arris Group, Inc.*	7,700	44,814
Cbeyond, Inc.*	1,570	29,500
Dril-Quip, Inc.*	1,480	68,776
GeoEye, Inc.*	1,090	28,329
Premiere Global Services, Inc.*	4,010	57,503
Syniverse Holdings, Inc.*	4,360	72,638

		301,560

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.*	5,300	159,795
Jos. A. Bank Clothiers, Inc.*	3,170	64,985
Nike, Inc. (Class B Stock)	5,200	353,600
Phillips-Van Heusen Corp.	2,700	102,384

		680,764

Thrifts & Mortgage Finance — 0.3%
Fannie Mae	5,200	136,864
People’s United Financial, Inc.	15,650	270,901

		407,765

Tobacco — 0.2%
Altria Group, Inc.	3,000	66,600
Philip Morris International, Inc.*	3,000	151,740

		218,340

Utilities — 0.1%
ONEOK, Inc.	2,200	98,186

Wireless Telecommunication Services — 0.4%
NII Holdings, Inc.*	9,400	298,732
Sprint Nextel Corp.	18,526	123,939
Virgin Mobile USA, Inc. (Class A Stock)*	26,800	54,404

		477,075

TOTAL COMMON STOCKS (cost $41,649,145)		46,394,528

	Units
WARRANT
Media & Entertainment
XM Satellite Radio, Inc., expiring 03/15/10, 144A* (cost $0)	100	—

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)#
CORPORATE BONDS — 27.1%
Aerospace & Defense — 0.6%
DRS Technologies, Inc.,
Gtd. Notes
6.625%	02/01/16	B1	$75	73,313
7.625%	02/01/18	B3	175	175,000
Esterline Technologies Corp.,
Gtd. Notes
7.75%	06/15/13	B1	125	126,875
L-3 Communications Corp.,
Gtd. Notes
5.875%	01/15/15	Ba3	50	47,875
7.625%	06/15/12	Ba3	100	102,375
Moog, Inc.,
Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	95,250
TransDigm, Inc.,
Gtd. Notes
7.75%	07/15/14	B3	50	50,000

				670,688

Airlines — 0.1%
AMR Corp., MTN,
Notes
10.40%	03/10/11	B-(d)	100	91,000
Continental Airlines, Inc.,
Pass-Through Certificates
6.748%	03/15/17	Ba2	23	20,871

				111,871

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., MTN,
Gtd. Notes
5.75%	09/08/11	A3	100	102,102

Automotive — 0.5%
Allison Transmission (original cost $103,500; purchased 10/11/07),
Gtd. Notes, 144A(f)(g)
11.00%	11/01/15	Caa1	100	87,000

Ford Motor Credit Co.,
Sr. Unsec’d. Notes
7.875%	06/15/10	B1	295	257,221
General Motors Corp.,
Sr. Unsec’d. Notes
7.20%	01/15/11	Caa1	190	158,650
Lear Corp.,
Gtd. Notes
8.75%	12/01/16	B3	30	25,613
TRW Automotive, Inc.,
Gtd. Notes, 144A
7.25%	03/15/17	Ba3	75	68,250
Visteon Corp.,
Sr. Notes
7.00%	03/10/14	Caa2	40	25,300

				622,034

Building Materials & Construction
Nortek, Inc.,
Sr. Sub. Notes
8.50%	09/01/14	Caa1	50	37,000

Cable — 0.6%
Charter Communications Holdings I LLC,
Gtd. Notes, Zero coupon (until 05/15/11)
11.75%(v)	05/15/14	Caa3	150	75,750
Sr. Sec’d. Notes
11.00%	10/01/15	Caa3	173	120,213
Charter Communications Operating LLC,
Sr. Sec’d. Notes, 144A
8.00%	04/30/12	B3	20	18,350
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
6.75%	04/15/12	B1	150	144,750
8.125%	08/15/09	B1	50	50,500
Sr. Unsec’d. Notes
7.625%	04/01/11	B1	50	49,437
8.125%	07/15/09	B1	150	151,500
Mediacom Broadband LLC,
Sr. Unsec’d. Notes
8.50%	10/15/15	B3	25	21,000
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
9.50%	01/15/13	B3	50	46,000
Shaw Communications, Inc.,
Sr. Unsec’d. Notes (Canada)
7.20%	12/15/11	Ba1	59	60,770

				738,270

Capital Goods — 1.8%
Actuant Corp.,
Sr. Notes, 144A
6.875%	06/15/17	Ba2	50	49,375
ALH Finance LLC,
Gtd. Notes
8.50%	01/15/13	B3	75	68,250
Allied Waste North America, Inc.,
Gtd. Notes
7.875%	04/15/13	B1	50	51,438
Sr. Sec’d. Notes
5.75%	02/15/11	B1	60	58,650
Ashtead Capital, Inc.,
Sr. Sec’d. Notes, 144A
9.00%	08/15/16	B1	100	81,000
Ashtead Holdings PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)
8.625%	08/01/15	B1	75	60,000
Baldor Electric Co.,
Gtd. Notes
8.625%	02/15/17	B3	120	118,800
Blount, Inc.,
Sr. Sub. Notes
8.875%	08/01/12	B2	125	122,812
Columbus Mckinnon Corp.,
Gtd. Notes
8.875%	11/01/13	B1	200	207,000
GrafTech Finance, Inc.,
Gtd. Notes
10.25%	02/15/12	B2	38	39,330
Hertz Corp.,
Gtd. Notes
8.875%	01/01/14	B1	270	255,825
Johnson Diversified Holdings, Inc.,
Disc. Notes
10.67%	05/15/13	Caa1	75	72,000
Gtd. Notes
9.625%	05/15/12	B3	50	49,250
Mobile Mini, Inc.,
Gtd. Notes
6.875%	05/01/15	B1	80	66,400
RBS Global, Inc. / Rexnord Corp.,
Gtd. Notes
9.50%	08/01/14	B3	110	102,850
Rental Service Corp.,
Gtd. Notes
9.50%	12/01/14	Caa1	110	91,850
SPX Corp.,
Sr. Notes, 144A
7.625%	12/15/14	Ba2	125	128,750
Stena AB / Capital Corp.,
Sr. Notes (Sweden)
7.50%	11/01/13	Ba3	125	123,281
Terex Corp.,
Sr. Sub. Notes
8.00%	11/15/17	Ba3	125	124,375
United Rentals North America, Inc.,
Gtd. Notes
6.50%	02/15/12	B1	135	122,175
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba2	125	123,125

				2,116,536

Chemicals — 0.5%
Huntsman LLC,
Sr. Sec’d. Notes
11.625%	10/15/10	Ba1	250	264,375
Invista,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12	Ba3	50	51,125
Koppers, Inc.,
Gtd. Notes
9.875%	10/15/13	B2	102	107,100
Momentive Performance Materials, Inc.,
Gtd. Notes
9.75%	12/01/14	B3	95	85,262
11.50%	12/01/16	Caa2	50	38,063
Mosaic Co. (The),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/14	Ba1	25	26,750
7.625%	12/01/16	Ba1	25	26,875

				599,550

Consumer — 0.3%
Mac-Gray Corp.,
Sr. Unsec’d. Notes
7.625%	08/15/15	B2		50	47,500
Realogy Corp.,
Gtd. Notes
12.375%	04/15/15	Caa2		225	100,125
Gtd. Notes, PIK
11.00%	04/15/14	Caa1		100	57,000
Service Corp. International,
Sr. Notes
7.00%	06/15/17	B1		50	48,250
Sr. Unsec’d. Notes
6.75%	04/01/16	B1		50	48,375
7.375%	10/01/14	B1		25	25,031

					326,281

Diversified Financial Services — 0.7%
Morgan Stanley, MTN,
Sr. Unsec’d. Notes
5.75%	10/18/16	Aa3		500	483,500
Petroleum Export Ltd. (original cost $49,999; purchased 07/14/05),
Sr. Notes, 144A (Cayman Islands)(f)(g)
4.623%	06/15/10	Aaa		50	49,791
Petroleum Export Ltd. (original cost $99,999; purchased 07/14/05),
Sr. Notes, 144A (Cayman Islands)(f)(g)
4.633%	06/15/10	A3		100	99,594
Vanguard Health Holding Co. II LLC ,
Gtd. Notes
9.00%	10/01/14	Caa1		150	144,375

					777,260

Electric — 1.3%
AES Corp., (The),
Sr. Unsec’d. Notes
9.375%	09/15/10	B1		275	290,812
9.50%	06/01/09	B1		25	25,800
AES Eastern Energy LP,
Pass-Through Certificates
9.00%	01/02/17	Ba1		34	34,964
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11	Ba1		50	53,109
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15	B2		75	70,313
8.375%	05/01/16	B2		100	99,000
Energy Future Holdings Corp.,
Gtd. Notes, 144A
10.875%	11/01/17	B3		75	75,750
Midwest Generation LLC,
Pass-Through Certificates
8.30%	07/02/09	Baa3		71	72,442
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		35	34,563
7.375%	02/01/16	B1		125	122,500
7.375%	01/15/17	B1		75	72,937
NSG Holdings LLC,
Sr. Sec’d. Notes, 144A
7.75%	12/15/25	Ba2		125	121,250
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes
12.00%	05/01/10	B2		40	43,700
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A
10.25%	11/01/15	B3		375	373,593

					1,490,733

Energy-Other — 0.8%
Compagnie Generale de Geophysique Veritas,
Gtd. Notes (France)
7.50%	05/15/15	Ba3		25	25,375
Forest Oil Corp.,
Sr. Unsec’d. Notes
8.00%	06/15/08	B1		40	40,150
McMoran Exploration Co.,
Gtd. Notes
11.875%	11/15/14	Caa1		100	101,000
Newfield Exploration Co.,
Sr. Sub. Notes
6.625%	04/15/16	Ba3		125	122,500
Parker Drilling Co.,
Gtd. Notes
9.625%	10/01/13	B2		80	84,200
Petrohawk Energy Corp.,
Gtd. Notes
9.125%	07/15/13	B3		75	77,062
Petroplus Finance Ltd.,
Gtd. Notes, 144A (Bermuda)
6.75%	05/01/14	B1		75	68,438
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.65%	03/15/17	Ba1		95	89,917
6.875%	05/01/18	Ba1		100	94,749
Plains Exploration & Production Co.,
Gtd. Notes
7.00%	03/15/17	B1		115	110,400
Swift Energy Co.,
Gtd. Notes
7.125%	06/01/17	B1		50	45,875
Tesoro Corp.,
Gtd. Notes
6.50%	06/01/17	Ba1		25	22,375
6.625%	11/01/15	Ba1		55	50,875

					932,916

Financial - Bank & Trust — 1.7%
Rabobank Nederland, MTN,
Notes (Netherlands)
0.20%	06/20/08	Aaa	JPY	137,000	1,372,004
UBS AG Stamford Branch,
Sr. Unsec’d. Notes (Switzerland)
5.875%	12/20/17	Aa1		500	511,064
VTB Capital SA for Vneshtorgbank (original cost $100,000; purchased 10/27/06),
Sr. Notes, 144A (Luxembourg)(f)(g)
3.839% (c)	08/01/08	A2		100	98,875

					1,981,943

Financial Services — 3.8%
American Express Co.,
7.00%	03/19/18	A1		200	209,964
Bank of America Corp.,
Jr. Sub. Notes
8.00%(c)	12/29/49	Aa3		1,500	1,501,800
Sr. Unsec’d. Notes
4.637%(c)	10/14/16	Aa1		400	367,538

Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Baa1		500	516,695
CitiFinancial, Inc.,
Unsec’d. Notes
6.625%	06/01/15	Aa3		100	101,954
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.875%	01/14/38	Aaa		100	96,386
Sub. Notes (original cost $297,708; purchased 08/3 0/07), 144A(f)(g)
6.50% (c)	09/15/67	Aa1	GBP	300	567,539
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.625%	01/24/13	A1		600	583,419
SLM Corp.,
Sr. Unsec’d. Notes(g)
2.828% (c)	04/14/08	Baa2		600	591,442

					4,536,737

Food — 0.3%
Ahold Finance USA, Inc.,
Gtd. Notes
6.875%	05/01/29	Baa3		20	18,982
8.25%	07/15/10	Baa3		25	26,771
Albertson’s, Inc.,
Sr. Unsec’d. Notes
8.70%	05/01/30	B1		15	15,052
Aramark Corp.,
Gtd. Notes
6.739%(c)	02/01/15	B3		50	44,125
Sr. Unsec’d. Notes
8.50%	02/01/15	B3		75	75,187
National Beef Packaging Co. LLC,
Sr. Unsec’d. Notes
10.50%	08/01/11	Caa1		50	47,500
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
8.00%	10/15/09	Ba3		70	71,050
Stater Brothers Holdings,
Gtd. Notes
7.75%	04/15/15	B2		50	47,250
8.125%	06/15/12	B2		25	25,063

					370,980

Gaming — 1.1%
CCM Merger, Inc.,
Notes, 144A
8.00%	08/01/13	Caa1		125	105,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
12.00%	10/15/15	B3		25	19,750
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.,
Second Mortgage, 144A
10.25%	06/15/15	Caa1		75	52,875
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Caa1		50	43,750
6.50%	06/01/16	Caa1		25	14,813
Gtd. Notes, 144A
10.75%	02/01/16	B3		200	168,500
MGM Mirage,
Gtd. Notes
6.00%	10/01/09	Ba2		505	501,212
6.875%	04/01/16	Ba2		50	43,750
7.50%	06/01/16	Ba2		100	90,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes
8.00%	04/01/12	Ba2		70	64,050
Park Place Entertainment Corp.,
Gtd. Notes
8.125%	05/15/11	Caa1		30	25,200
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	B3		75	66,375
Station Casinos, Inc.,
Sr. Notes
6.00%	04/01/12	B2		70	57,400
Sr. Sub. Notes
6.50%	02/01/14	Caa1		50	30,000
6.875%	03/01/16	Caa1		50	29,125
Tropicana Entertainment LLC,
Sr. Sub. Notes
9.625%	12/15/14	Ca		75	38,906

					1,350,706

Healthcare & Pharmaceuticals — 2.8%
Accellant, Inc.,
Gtd. Notes
10.50%	12/01/13	Caa3		225	180,000
Alliance Imaging, Inc.,
Sr. Sub. Notes
7.25%	12/15/12	B3		75	70,500
Sr. Unsec’d. Notes
7.25%	12/15/12	B3		25	23,500
Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		215	215,806
Elan Finance PLC,
Gtd. Notes (Ireland)
7.065%(c)	11/15/11	B3		30	27,000
7.75%	11/15/11	B3		100	93,000
HCA, Inc.,
Notes, MTN
9.00%	12/15/14	Caa1		50	46,433
Sr. Sec’d. Notes
9.125%	11/15/14	B2		150	154,500
9.25%	11/15/16	B2		525	544,687
LifePoint Hospitals, Inc.,
Sr. Sub. Notes, CVT
3.50%	05/15/14	B(d)		1,000	840,000
LVB Acquisition Merger Sub, Inc.,
Gtd. Notes, 144A
10.00%	10/15/17	B3		75	78,562
11.625%	10/15/17	Caa1		175	175,000
Omega Healthcare Investors, Inc.,
Gtd. Notes
7.00%	04/01/14	Ba3		50	48,000
PTS Acquisition Corp.,
Gtd. Notes, PIK, 144A
9.50%	04/15/15	Caa1		75	60,750
Res-Care, Inc.,
Sr. Notes
7.75%	10/15/13	B1		100	95,000
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3		20	15,800
Senior Housing Properties Trust,
Sr. Notes
7.875%	04/15/15	Ba1		133	133,000

Sr. Unsec’d. Notes
8.625%	01/15/12	Ba1		75	77,063
Skilled HealthCare Group,
Gtd. Notes
11.00%	01/15/14	Caa1		78	81,510
Sun Healthcare Group, Inc.,
Gtd. Notes
9.125%	04/15/15	B3		75	72,375
Surgical Care Affiliates, Inc.,
Sr. Sub. Notes, 144A
10.00%	07/15/17	Caa1		75	56,250
Viant Holdings, Inc.,
Gtd. Notes, 144A
10.125%	07/15/17	Caa1		218	176,580

					3,265,316

Insurance — 0.5%
ASIF III Jersey Ltd., MTN,
Sr. Sec’d. Notes (Japan)
0.95%	07/15/09	Aa2	JPY	60,000	599,966

Lodging — 0.2%
Felcor Lodging LP,
Gtd. Notes
8.50%	06/01/11	Ba3		50	49,000
Host Marriott LP,
Sr. Sec’d. Notes
7.00%	08/15/12	Ba1		100	97,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba1		50	50,838

					197,588

Media & Entertainment — 2.0%
AMC Entertainment, Inc.,
Gtd. Notes
8.625%	08/15/12	Ba3		75	75,750
11.00%	02/01/16	B2		35	32,769
Sr. Sub. Notes
8.00%	03/01/14	B2		35	29,663
Cinemark, Inc.,
Sr. Disc. Notes, Zero coupon (until 03/15/09)
9.75% (v)	03/15/14	B3		25	22,500
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/13	Baa3		75	59,625
6.875%	06/15/18	Baa3		25	18,125
Dex Media West LLC/Dex Media Finance Co.,
Gtd. Notes
9.875%	08/15/13	B1		209	181,830
Dex Media, Inc.,
Sr. Unsec’d. Notes
8.00%	11/15/13	B2		70	51,100
DirecTV Holdings LLC,
Gtd. Notes
6.375%	06/15/15	Ba3		77	71,802
Echostar DBS Corp.,
Gtd. Notes
6.625%	10/01/14	Ba3		50	45,500
7.125%	02/01/16	Ba3		150	139,875
Idearc, Inc.,
Gtd. Notes
8.00%	11/15/16	B2		115	74,462
Intelsat Bermuda Ltd.,
Gtd. Notes (Bermuda)
9.25%	06/15/16	B3		25	25,188
Intelsat Subsidiary Holding Co. Ltd.,
Gtd. Notes (Bermuda)
8.25%	01/15/13	B3		140	141,050
Lamar Media Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3		125	110,000
LIN Television Corp.,
Gtd. Notes
6.50%	05/15/13	B1		125	115,937
Medianews Group, Inc.,
Sr. Sub. Notes
6.875%	10/01/13	B3		50	24,375
Morris Publishing Group LLC,
Gtd. Notes
7.00%	08/01/13	B2		25	14,250
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)
7.75%	03/15/16	B2		175	159,687
R.H. Donnelley Corp.,
Sr. Notes
8.875%	01/15/16	B3		25	15,813
Sr. Unsec’d. Notes, 144A
8.875%	10/15/17	B3		50	31,250
Radio One, Inc.,
Gtd. Notes
8.875%	07/01/11	B3		75	60,375
Time Warner, Inc.,
Gtd. Notes
3.30% (c)	11/13/09	Baa2		800	766,036
Univision Communications, Inc.,
Gtd. Notes, PIK, 144A
9.75%	03/15/15	B3		100	60,500

					2,327,462

Metals — 0.9%
AK Steel Corp.,
Gtd. Notes
7.75%	06/15/12	B1		25	25,219
Aleris International, Inc.,
Gtd. Notes, PIK
9.00%	12/15/14	B3		25	18,250
Century Aluminum Co.,
Gtd. Notes
7.50%	08/15/14	B1		50	48,500
FMG Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A (Australia)
10.00%	09/01/13	B1		40	43,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		250	265,312
8.39%(c)	04/01/15	Ba2		50	49,125
Gerdau Ameristeel Corp. / Gusap Partners,
Gtd. Notes (Canada)
10.375%	07/15/11	Ba1		145	151,525
Ispat Inland ULC,
Sr. Sec’d. Notes (Canada)
9.75%	04/01/14	Baa2		234	251,676
Metals USA, Inc.,
Gtd. Notes
11.125%	12/01/15	B3		100	98,000
PNA Group, Inc.,
Sr. Unsec’d. Notes
10.75%	09/01/16	B3		50	43,500
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2		60	55,500

Ryerson, Inc.,
Sec’d. Notes, 144A
12.00%	11/01/15	B2	50	47,250

				1,096,857

Non Captive Finance — 0.4%
General Motors Acceptance Corp.,
Sr. Unsec’d. Notes
6.75%	12/01/14	B1	200	141,540
6.875%	09/15/11	B1	150	114,805
6.875%	08/28/12	B1	210	159,585
8.00%	11/01/31	B1	100	71,669
Residential Capital LLC,
Gtd. Notes
8.375%	06/30/10	B2	30	15,075
8.50%	06/01/12	B2	75	36,750

				539,424

Packaging — 0.7%
Ball Corp.,
Gtd. Notes
6.625%	03/15/18	Ba1	100	99,250
Berry Plastics Holding Corp.,
Sec’d. Notes
8.875%	09/15/14	Caa1	125	109,062
BWAY Corp.,
Gtd. Notes
10.00%	10/15/10	B3	55	52,938
Crown Americas LLC / Crown Americas Capital Corp.,
Gtd. Notes
7.625%	11/15/13	B1	100	102,000
7.75%	11/15/15	B1	75	77,062
Exopac Holding Corp.,
Gtd. Notes
11.25%	02/01/14	B3	75	68,625
Graham Packaging Co., Inc.,
Gtd. Notes
8.50%	10/15/12	Caa1	60	54,000
9.875%	10/15/14	Caa1	25	21,000
Greif, Inc.,
Sr. Unsec’d. Notes
6.75%	02/01/17	Ba2	175	172,375
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	90	84,150

				840,462

Paper — 0.4%
Catalyst Paper Corp.,
Gtd. Notes (Canada)
8.625%	06/15/11	B2	85	70,762
Domtar, Inc.,
Gtd. Notes
7.875%	10/15/11	B+(d)	25	25,000
Georgia-Pacific Corp.,
Sr. Unsec’d. Notes
8.125%	05/15/11	B2	30	29,775
Graphic Packaging International Corp.,
Gtd. Notes
8.50%	08/15/11	B3	100	98,250
NewPage Corp.,
Sr. Sec’d. Notes, 144A
10.00%	05/01/12	B2	100	101,500
Norampac, Inc.,
Gtd. Notes (Canada)
6.75%	06/01/13	Ba3	30	25,613
Verso Paper Holdings LLC/Verson Paper, Inc.,
Gtd. Notes
11.375%	08/01/16	B3	75	68,813
Sr. Sec’d. Notes
6.989%(c)	08/01/14	B2	25	21,125

				440,838

Pipelines & Other — 1.0%
El Paso Corp.,
Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3	250	254,027
Sr. Unsec’d. Notes, MTN
7.75%	01/15/32	Ba3	75	77,028
7.80%	08/01/31	Ba3	100	102,674
Inergy LP / Inergy Finance Corp.,
Gtd. Notes
8.25%	03/01/16	B1	25	25,562
Sr. Unsec’d. Notes
6.875%	12/15/14	B1	50	48,750
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Ba2	25	23,687
Targa Resources, Inc.,
Gtd. Notes
8.50%	11/01/13	B3	125	115,000
Transocean, Inc.,
Sr. Unsec’d. Notes (Cayman Islands)
3.214% (c)	09/05/08	Baa2	200	199,003
Williams Cos., Inc. (original cost $350,000; purchased 09/08/05),
Sr. Unsec’d. Notes, 144A(f)(g)
6.375%	10/01/10	Ba2	350	358,750

				1,204,481

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.80%	03/15/11	Baa2	100	78,000
Nationwide Health Properties, Inc.,
Unsec’d. Notes
6.50%	07/15/11	Baa3	100	104,328

				182,328

Retailers — 0.4%
GSC Holdings Corp.,
Gtd. Notes
8.00%	10/01/12	Ba3	75	79,313
Neiman Marcus Group, Inc.,
Gtd. Notes
10.375%	10/15/15	B3	50	50,000
Gtd. Notes, PIK
9.00%	10/15/15	B2	120	120,000
Pantry, Inc., (The),
Gtd. Notes
7.75%	02/15/14	B3	55	48,400
Susser Holdings LLC,
Gtd. Notes
10.625%	12/15/13	B3	36	36,990
Sr. Notes, 144A
10.625%	12/15/13	B3	90	92,475

				427,178

Technology — 1.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
4.70%	06/01/10	Ba2	275	254,375

Avago Technologies Finance,
Gtd. Notes (Singapore)
10.125%	12/01/13	B2	60	63,300
11.875%	12/01/15	Caa1	50	52,750
First Data Corp.
Gtd. Notes, 144A
9.875%	09/24/15	B3	50	41,125
Freescale Semiconductor, Inc.,
Gtd. Notes, PIK
9.125%	12/15/14	B2	250	182,500
Iron Mountain, Inc.,
Gtd. Notes
8.625%	04/01/13	B2	95	95,950
Nortel Networks Corp.,
Gtd. Notes (Canada)
4.25%	09/01/08	B3	9	8,888
Open Solutions, Inc.,
Gtd. Notes, 144A
9.75%	02/01/15	Caa1	50	38,750
Sensata Technologies BV,
Gtd. Notes (Netherlands)
8.00%	05/01/14	B3	150	132,000
Serena Software, Inc.,
Gtd. Notes
10.375%	03/15/16	Caa1	145	133,581
STATS ChipPAC Ltd., (Singapore)
Gtd. Notes
6.75%	11/15/11	Ba1	50	50,500
Sr. Notes
7.50%	07/19/10	Ba1	75	77,625
Sungard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1	130	131,300

				1,262,644

Telecom — 1.9%
Centennial Cellular Operating Co./Centennial Communications Corp.,
Gtd. Notes
10.125%	06/15/13	B2	25	24,688
Citizens Communications Co.,
Sr. Unsec’d. Notes
9.00%	08/15/31	Ba2	15	13,125
9.25%	05/15/11	Ba2	75	77,625
Hawaiian Telcom Communications, Inc.,
Gtd. Notes
12.50%	05/01/15	Caa1	75	27,000
Level 3 Financing, Inc.,
Gtd. Notes
12.25%	03/15/13	Caa1	125	112,500
Qwest Communications International, Inc.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	75	73,125
7.625%	06/15/15	Ba1	500	487,500
Rural Cellular Corp.,
Sr. Unsec’d. Notes
9.875%	02/01/10	B3	45	46,237
Sprint Capital Corp.,
Gtd. Notes
6.125%	11/15/08	Baa3	160	158,800
8.375%	03/15/12	Baa3	1,000	925,000
Time Warner Telecom Holdings, Inc.,
Gtd. Notes
9.25%	02/15/14	B3	25	25,250
Windstream Corp.,
Gtd. Notes
7.00%	03/15/19	Ba3	150	130,500
8.625%	08/01/16	Ba3	100	98,250

				2,199,600

Telecommunications — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
7.125%	10/15/12	Ba1	100	102,250
BellSouth Corp.,
Gtd. Notes
3.165% (c)	08/15/08	A2	200	199,743
Fairpoint Communications, Inc.,
Sr. Notes, 144A
13.125%	04/01/18	B3	100	96,000
Nortel Networks Ltd.,
Gtd. Notes (Canada)
10.125%	07/15/13	B3	25	22,875
Qwest Capital Funding,
Gtd. Notes
7.00%	08/03/09	B1	125	124,375
Suncom Wireless, Inc.,
Gtd. Notes
8.50%	06/01/13	Caa2	100	104,125

				649,368

TOTAL CORPORATE BONDS (cost $33,418,990)				31,999,119

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 35.0%
Federal Home Loan Mortgage Corp.
5.50%	09/01/37		1,947	1,967,740
6.00%	TBA		2,000	1,980,000
Federal National Mortgage Assoc.
4.00%	08/01/18-06/01/20		4,958	4,856,732
4.50%	03/01/35-09/01/35		4,004	3,864,406
5.00%	01/01/19-02/01/36		140	140,157
5.00%	TBA		1,000	987,500
5.134%(c)	02/01/36		285	285,583
5.338%(c)	05/01/36		157	157,577
5.50%	06/01/36		865	874,052
5.50%	TBA		2,000	2,018,750
6.00%	11/01/32		7	7,220
6.00%	TBA		16,000	16,390,000
6.305%(c)	08/01/29		29	29,524
6.50%	06/01/18-10/01/32		279	292,281
6.50%	TBA		1,200	1,242,750
Government National Mortgage Assoc.
5.00%	10/15/36		989	989,931
5.125%	10/20/27-11/20/29		44	43,840
5.50%	11/15/28-12/15/37		1,880	1,919,926
5.625%(c)	08/20/24		6	5,909
6.00%	TBA		1,000	1,031,875
6.375%(c)	04/20/27		58	59,424
6.50%	TBA		2,000	2,078,750
8.00%	08/20/31		5	5,038

8.50%	02/20/26-04/20/31			28	31,839

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $40,615,144)					41,260,804

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds
4.625%	02/15/17			1,000	1,098,359
5.00%	05/15/37			200	223,734
8.125%	08/15/19			800	1,114,438
U.S. Treasury Inflationary Index Bonds, TIPS
2.00%	01/15/16			100	115,297
2.375%	01/15/25			400	487,284
2.50%	07/15/16			100	117,721
U.S. Treasury Notes
4.375%	02/15/38			1,000	1,011,875
8.50%	02/15/20			3,600	5,164,592

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,334,760)					9,333,300

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1
7.59%	01/01/20			120	127,910
Series 2000-P10A, Class 1
8.017%	02/10/10			63	64,956

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $182,752)					192,866

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 23A2
5.37%(c)	05/25/35	Aaa		140	84,243
Series 2005-5, Class A1
4.55%(c)	08/25/35	Aaa		392	389,389
Countrywide Alternative Loan Trust,
Series 2007-0A7, Class A1A
2.779% (c)	05/25/47	Aaa		169	128,052
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
5.922% (c)	07/25/44	Aaa		424	413,463
Freddie Mac,
Series 2266, Class F
3.268%(c)	11/15/30	Aaa		11	11,604
Series 2888, Class ZG
4.50%	11/15/19	Aaa		116	109,414
Series 3010, Class WB
4.50%	07/15/20	Aaa		1,000	982,622
Government National Mortgage Assoc.,
Series 2000-15, CLass Z
7.50%	02/20/30	Aaa		220	235,754
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
2.679% (c)	10/25/46	Aaa		139	125,011
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
2.679% (c)	01/25/37	Aaa		101	95,057
Merrill Lynch Floating Trust (original cost $168,308; purchased 10/31/06),
Series 2006-1, Class A1,144A(f)(g)
2.888% (c)	06/15/22	Aaa		168	157,488
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A
2.809% (c)	02/25/36	Aaa		100	79,968
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
2.879% (c)	02/25/36	Aaa		414	323,393
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
2.719% (c)	03/25/46	Aaa		200	197,188
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
5.526%(c)	11/25/42	Aaa		66	62,536
Series 2003-R1, Class A1
3.139%(c)	12/25/27	Aaa		560	495,922
Series 2005-AR13, Class A1A1
2.889%(c)	10/25/45	Aaa		110	87,968
Series 2006-AR17, Class 1A1A
5.136%(c)	12/25/46	Aaa		149	115,512
Series 2006-AR17, Class 2A
5.47%(c)	12/25/46	Aaa		166	157,503

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,513,323)					4,252,087

FOREIGN GOVERNMENT BONDS — 2.5%
Deutsche Bundesrepublik (Germany)
6.25%	01/04/30	Aaa	EUR	100	193,860
Development Bank of Japan (Japan)
1.75%	06/21/10	Aaa	JPY	10,000	102,497
France Government Bond (France)
5.75%	10/25/32	Aaa	EUR	100	182,662
Republic of Panama (Panama)
9.625%	02/08/11	Ba1		150	171,150
United Kingdom Treasury Stock (United Kingdom)
4.25%	03/07/11	Aaa	GBP	300	601,388
5.00%	03/07/12	Aaa	GBP	100	206,446
5.00%	09/07/14	Aaa	GBP	700	1,466,767

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,703,235)					2,924,770

ASSET-BACKED SECURITIES
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
2.874% (c)	09/25/34	Aaa		21	18,645
WFS Financial Owner Trust,
Series 2005-1, Class A3
3.59%	10/19/09	Aaa		24	24,331

TOTAL ASSET-BACKED SECURITIES (cost $44,825)					42,976

MUNICIPAL BONDS — 0.9%
Buckeye Ohio Tobacco Settlement Financing Authority,
Revenue Bonds, Series A-2
5.875%	06/01/47	Baa3		500	440,620

Massachusetts Water Resources Authority (original cost $250,000; purchased 04/21/05),
Revenue Bonds, Series 1080(f)(g)(l)
5.00%	08/01/32	Aaa	250	247,898
State of California, General Obligation Unlimited Bonds
4.50%	08/01/28	Aaa	100	93,657
Tobacco Settlement Financing Corp.,
Revenue Bonds, Series 2001B
5.875%	05/15/39	Baa3	290	269,166

TOTAL MUNICIPAL BONDS (cost $1,046,831)				1,051,341

BANK NOTE — 0.8%
Chrysler Financial, Term, 144A (original cost $1,039,775; purchased 11/28/07)(f)(g)
6.80% (c) (cost $1,042,106)	08/03/12	Ba-	1,095	902,658

TOTAL LONG-TERM INVESTMENTS (cost $134,551,111)				138,354,449

SHORT-TERM INVESTMENTS — 6.9%

	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Bank, Disc. Notes(n) (cost $1,200,000) 1.50%	04/01/08	$1,200	1,200,000

		Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* — 0.7%
Call Options — 0.7%
2 Year U.S. Treasury Futures,
expiring 05/23/2008, Strike
Price $116.00		3,200	250
5 Year U.S. Treasury Futures,
expiring 04/25/2008, Strike
Price $110.25		1,800	141
expiring 05/23/2008, Strike
Price $124.00		1,900	148
expiring 05/23/2008, Strike
Price $125.00		11,600	906
10 Year U.S. Treasury Futures,
expiring 05/23/2008, Strike
Price $110.50		800	63
20 Year U.S. Bond,
expiring 05/23/2008, Strike
Price $153.00		4,700	734
Currency Option, on USD vs JPY,
expiring 09/16/2008 @ FX
Rate 118.00		600	62
EURO-BOBL
expiring 05/23/2008, Strike
Price $120.00		5,300	420
Interest Rate Swap Option,
expiring 09/26/2008 @ 4.75%		3,400	139,368
expiring 09/26/2008 @ 4.75%		4,400	180,359
expiring 12/19/2008 @ 4.50%		3,000	100,798
expiring 12/19/2008 @ 4.50%		4,000	134,397
expiring 04/20/2009 @ 4.18%	EUR	21,800	246,667

			804,313

Put Options
2 Year U.S. Treasury Futures,
expiring 05/23/2008, Strike
Price $98.00		400	62
10 Year U.S. Treasury Futures,
expiring 05/23/2008, Strike
Price $92.00		1,100	172
expiring 05/23/2008, Strike
Price $96.00		5,900	922
EURO-BUND
expiring 05/23/2008, Strike
Price $110.50	EUR	500	158
Eurodollar Futures,
expiring 06/16/2008, Strike
Price $92.50		12,000	75
FNMA,
expiring 04/07/2008, Strike
Price $91.00		6,000	7
expiring 04/07/2008, Strike
Price $91.00		7,000	8
expiring 04/07/2008, Strike
Price $95.00		12,000	11
expiring 05/06/2008, Strike
Price $82.00		2,000	97
expiring 05/06/2008, Strike
Price $84.00		14,000	2,065
expiring 05/06/2008, Strike
Price $91.00		10,000	5,137
expiring 05/06/2008, Strike
Price $93.00		4,000	2,304
expiring 06/05/2008, Strike
Price $79.06		1,000	177
expiring 06/20/2008, Strike
Price $114.00		1,500	—
GNMA,
expiring 04/14/2008, Strike
Price $96.00		1,200	11
expiring 05/13/2008, Strike
Price $94.00		800	315
expiring 05/13/2008, Strike
Price $95.00		800	302

			11,823

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $293,051)			816,136

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 5.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,137,869)(w)		6,137,869	6,137,869

TOTAL SHORT-TERM INVESTMENTS (cost $7,630,920)			8,154,005

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 124.3% (cost $142,182,031)	146,508,454

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
SECURITIES SOLD SHORT — (10.7)%
U.S. Treasury Obligations
3.625%	05/15/13		$1,100	(1,161,789)
4.25%	11/15/14		4,900	(5,357,846)
4.625%	02/15/17		5,200	(5,711,467)
5.375%	02/15/31		300	(346,969)

TOTAL SECURITIES SOLD SHORT (proceeds $12,437,652)				(12,578,071)

		Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN* — (0.5)%
Call Options — 0.5%
Interest Rate Swap Option,
expiring 09/26/2008 @ 4.95%		1,500	(101,259)
expiring 09/26/2008 @ 4.95%		1,900	(128,261)
expiring 12/19/2008 @ 5.00%		1,000	(70,301)
expiring 12/19/2008 @ 5.00%		1,300	(91,391)
expiring 04/20/2009 @ 4.44%	EUR	7,000	(236,747)

			(627,959)

Put Options
Currency Option, on USD vs JPY,
expiring 09/16/2008 @ FX Rate 100.00		300	(12,403)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $256,635)			(640,362)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 113.1% (cost $129,487,744)			133,290,021
Liabilities in excess of other assets(x) — (13.1)%			(15,392,471)

NET ASSETS — 100.0%			$117,897,550

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

MTN	Medium Term Note

PIK	Payment-in-kind

RDU	Restricted Depositary Unit

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	Russian Ruble

†	The rating reflected is as of March 31, 2008. Rating of bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,921,392. The aggregate value of $2,582,913 is approximately 2.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(l)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.
(n)	Rates shown are the effective yields at purchase date.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures Contracts open at March 31, 2008

Securities or a portion thereof with an aggregate market value of $315,000 has been segregated with the custodian to cover margin requirements for future contracts open at March 31, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Jun 08	$240,562	$244,325	$3,763
1	90 Day Euro Dollar	Sep 08	239,625	244,763	5,138
13	90 Day Euro Dollar	Jun 09	3,109,600	3,172,975	63,375
8	90 Day Euro Dollar	Sep 09	1,909,500	1,948,500	39,000
16	90 Day Euro Dollar	Dec 09	3,891,800	3,885,800	(6,000)
19	90 Day Euro EURIBOR	Sep 09	7,232,953	7,218,626	(14,327)
18	90 Day Sterling	Sep 08	4,223,436	4,236,361	12,925
12	90 Day Sterling	Jun 09	2,795,066	2,842,251	47,185
5	10 Year Euro BUND	Jun 08	917,678	915,521	(2,157)
6	10 Year U.K. Gilt	Jun 08	1,329,748	1,325,342	(4,406)
117	10 Year U.S. Treasury Notes	Jun 08	13,692,586	13,917,516	224,930

					369,426

Short Positions:
29	2 Year U.S. Treasury Notes	Jun 08	$6,216,172	$6,225,031	$(8,859)
60	5 Year Euro BOBL	Jun 08	10,450,493	10,456,261	(5,768)
114	5 Year U.S. Treasury Notes	Jun 08	12,912,922	13,022,720	(109,798)
47	20 Year U.S. Treasury Bonds	Jun 08	5,409,773	5,583,453	(173,680)

					(298,105)

					$71,321

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	1,971	$977,577	$1,101,907	$124,330
Chinese Yuan,
Expiring 07/02/08	CNY	7,260	1,000,000	1,067,022	67,022
Expiring 10/10/08	CNY	2,168	319,549	328,702	9,153
Euro,
Expiring 04/03/08	EUR	1	1,060	1,059	(1)
Indian Rupee,
Expiring 05/12/08	INR	55,038	1,336,659	1,366,671	30,012
Russian Ruble,
Expiring 07/10/08	RUB	17,447	691,000	735,982	44,982
Expiring 11/19/08	RUB	25,865	1,042,733	1,075,865	33,132
South Korean Won,
Expiring 08/04/08	KRW	369,720	389,541	373,775	(15,766)
Swiss Franc,
Expiring 06/09/08	CHF	250	239,974	251,739	11,765

			$5,998,093	$6,302,722	$304,629

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	1,174	$659,000	$656,850	$2,150
Expiring 12/02/08	BRL	159	88,000	85,791	2,209
British Pound,
Expiring 04/08/08	GBP	236	469,059	468,375	684
Expiring 04/17/08	GBP	1,705	3,370,785	3,379,686	(8,901)
Euro,
Expiring 04/28/08	EUR	183	285,114	288,634	(3,520)
Indian Rupee,
Expiring 05/12/08	INR	35,301	891,000	876,580	14,420
Japanese Yen,
Expiring 05/12/08	JPY	189,574	1,874,969	1,906,750	(31,781)
Russian Ruble,
Expiring 07/10/08	RUB	23,146	941,000	976,438	(35,438)

			$8,578,927	$8,639,104	$(60,177)

Interest rate swap agreements outstanding at March 31, 2008:

Counter Party	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	06/18/18		$1,200,000	5.00%	3 Month LIBOR	$24,734
Barclays Capital(1)	06/18/13		6,400,000	4.00%	3 Month LIBOR	238,219
Deutsche Bank(1)	06/18/15		1,100,000	5.00%	3 Month LIBOR	48,548
Deutsche Bank(2)	06/18/38		4,000,000	5.00%	3 Month LIBOR	(342,114)
Goldman Sachs(1)	06/18/13		400,000	4.00%	3 Month LIBOR	7,365
Lehman Brothers(2)	06/18/23		2,300,000	5.00%	3 Month LIBOR	(79,142)
Merrill Lynch & Co.(1)	12/17/10		1,600,000	4.00%	3 Month LIBOR	34,802
Merrill Lynch & Co.(1)	06/18/13		700,000	4.00%	3 Month LIBOR	8,692
Morgan Stanley & Co.(1)	06/18/18		3,900,000	5.00%	3 Month LIBOR	173,284
Merrill Lynch & Co.(2)	05/21/09		1,400,000	5.50%	ICAP CMM FRA Fixing Rate	(49,630)
Citigroup(1)	04/15/09	AUD	2,500,000	7.00%	3 month Australian Bank Bill rate	(49,930)
Citigroup(1)	09/15/09	AUD	4,700,000	7.00%	3 month Australian Bank Bill rate	(13,977)
UBS AG(1)	09/15/09	AUD	4,700,000	7.00%	3 month Australian Bank Bill rate	(14,322)
Morgan Stanley & Co.(1)	12/15/09	AUD	1,300,000	7.00%	6 Month Australian Bank Bill rate	(3,910)
Morgan Stanley & Co.(1)	01/02/12	BRL	5,100,000	10.12%	Brazilian interbank lending rate	(81,891)
UBS AG(1)	01/02/12	BRL	300,000	10.58%	Brazilian interbank lending rate	(6,003)
Barclays Capital(1)	06/15/10	EUR	3,200,000	4.50%	6 Month Euribor	14,041
Deutsche Bank(1)	06/18/34	EUR	300,000	5.00%	6 Month Euribor	3,443
Deutsche Bank(1)	06/15/13	EUR	1,500,000	4.00%	6 Month Euribor	11,476
UBS AG(1)	10/15/10	EUR	100,000	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	819
Goldman Sachs(2)	12/20/17	GBP	400,000	5.00%	6 Month LIBOR	(24,649)
Barclays Capital(2)	06/20/17	JPY	10,000,000	2.00%	6 Month LIBOR	(2,916)
UBS AG(2)	06/20/17	JPY	30,000,000	2.00%	6 Month LIBOR	(10,001)
Merrill Lynch & Co.(1)	11/04/16	MXN	11,000,000	8.17%	28 day Mexican interbank rate	11,589

						$(101,473)

(1) Portfolio pays the floating rate and receives the fixed rate. (2) Portfolio pays the fixed rate and receives the floating rate. # Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2008:
Counter Party	Termination Date		Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	05/25/46		$1,700,000	0.11%	ABX.HE.AAA.06-2 Index	$(54,396)
Barclays Bank PLC(1)	03/20/12		100,000	0.17%	AIG Corp., 5.40%, due 02/15/12	5,888
Morgan Stanley & Co.(1)	12/20/08		200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	471
UBS AG(1)	12/20/08		200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	407
Citigroup(1)	12/20/16		400,000	0.17%	Bank of America Corp., 5.62%, 10/14/16	20,641
Lehman Brothers(1)	03/20/18		500,000	2.20%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(25,763)
Lehman Brothers(1)	09/20/12		1,000,000	0.60%	CBS Corp., 4.625%, due 05/15/18	58,348
Barclays Bank PLC(1)	06/20/15		100,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	9,464
Barclays Bank PLC(1)	09/20/11		100,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	796
Barclays Bank PLC(1)	12/20/11		1,200,000	0.75%	Dow Jones CDX HVOL7 Index	98,741
Lehman Brothers(1)	12/20/11		100,000	0.00%	Dow Jones CDX HY-7 Index	22,625
Merrill Lynch & Co.(1)	12/20/11		100,000	0.00%	Dow Jones CDX HY-7 Index	22,953
Bank of America Securities LLC(1)	06/20/12		396,000	2.75%	Dow Jones CDX HY-8 Index	23,969
Citigroup(2)	06/20/12		2,000,000	2.09%	Dow Jones CDX HY-8 Index	(178,136)
Morgan Stanley & Co.(1)	06/20/12		1,287,000	2.75%	Dow Jones CDX HY-8 Index	105,568
UBS AG(1)	06/20/12		891,000	2.75%	Dow Jones CDX HY-8 Index	50,771
Morgan Stanley & Co.(2)	12/20/15		700,000	0.46%	Dow Jones CDX IG5 Index	(104,681)
Morgan Stanley & Co.(1)	12/20/12		300,000	0.14%	Dow Jones CDX IG5 Index	31,582
Morgan Stanley & Co.(1)	12/20/12		1,000,000	0.14%	Dow Jones CDX IG5 Index	105,272
Morgan Stanley & Co.(2)	12/20/15		200,000	0.46%	Dow Jones CDX IG5 Index	(29,971)
Morgan Stanley & Co.(1)	12/20/16		500,000	0.65%	Dow Jones CDX IG7 Index	33,169
Lehman Brothers(1)	06/20/09		600,000	0.35%	Dow Jones CDX IG8 Index	22,941
Goldman Sachs Capital Markets, L.P.(2)	12/20/12		1,300,000	0.60%	Dow Jones CDX NA IG 9 5Y	(17,772)
Lehman Brothers(2)	12/20/12		1,000,000	0.60%	Dow Jones CDX NA IG 9 5Y	7,761

Bank of America Securities LLC(1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	18
Citigroup(1)	12/20/08	200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	9
Barclays Bank PLC(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(53)
Morgan Stanley & Co.(1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(46)
Citigroup(1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(22)
Lehman Brothers(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(682)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	21
Lehman Brothers(1)	12/20/08	200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	1,106
Merrill Lynch & Co.(1)	12/20/08	100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(42)
Barclays Bank PLC(1)	12/20/12	1,000,000	0.48%	International Paper Co., 5.85%, due 10/30/12	88,443
Barclays Bank PLC(1)	03/20/11	100,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	21,929
Lehman Brothers(1)	12/20/08	200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	45
Lehman Brothers(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(328)
Lehman Brothers(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	2,160
Deutsche Bank(1)	09/20/11	100,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	5,066
Lehman Brothers(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(285)
Lehman Brothers(1)	06/20/09	400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	393
Lehman Brothers(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	373
Morgan Stanley & Co.(1)	09/20/13	100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	4,718
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	184,302
Citigroup(1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	174
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(301)
Bear Stearns International Ltd.(1)	06/20/16	100,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	2,709
Lehman Brothers(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	90

					$520,445

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$52,532,397	$71,321
Level 2 - Other Significant Observable Inputs - Long	93,808,121	663,424
Level 2 - Other Significant Observable Inputs - Short	(13,218,433)	—
Level 3 - Significant Unobservable Inputs	167,936	—

Total	$133,290,021	$734,745

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Accrued discounts/premiums	$(585)
Realized gain (loss)	539
Change in unrealized appreciation (depreciation)	(2,159)
Net purchases (sales)	(3,522)
Transfers in and/or out of Level 3	173,663

Balance as of 3/31/08	$167,936

1

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS
Aerospace & Defense — 1.9%
Honeywell International, Inc.	369,180	$20,829,135
Lockheed Martin Corp.	1,306	129,686
Orbital Sciences Corp.*(a)	1,061,270	25,576,607
United Technologies Corp.	369,400	25,422,108

		71,957,536

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)	891	65,061

Auto Components
WABCO Holdings, Inc.	10	456

Beverages — 1.7%
Coca-Cola Co. (The)	500,400	30,459,348
PepsiCo, Inc.(a)	505,108	36,468,798

		66,928,146

Biotechnology — 3.5%
Amgen, Inc.*	623,300	26,041,474
Genentech, Inc.*	366,000	29,711,880
Genzyme Corp.*(a)	312,850	23,319,839
Gilead Sciences, Inc.*(a)	1,085,800	55,951,274

		135,024,467

Building Materials — 0.8%
Masco Corp.(a)	1,526,802	30,276,484

Capital Goods — 0.4%
Illinois Tool Works, Inc.	357,270	17,231,132

Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	523,978	21,865,602
Goldman Sachs Group, Inc. (The)	236,532	39,120,028
Lehman Brothers Holdings, Inc.(a)	289,120	10,882,477
Merrill Lynch & Co., Inc.(a)	854,860	34,826,996
Schwab, (Charles) Corp.(a)	1,079,900	20,334,517

		127,029,620

Chemicals — 0.9%
Air Products & Chemicals, Inc.	890	81,880
Monsanto Co.	326,800	36,438,200

		36,520,080

Commercial Banks — 1.7%
Bank of America Corp.	415,988	15,770,105
Wells Fargo & Co.(a)	1,725,064	50,199,362

		65,969,467

Commercial Services & Supplies — 1.2%
Monster Worldwide, Inc.*(a)	548,840	13,287,416
Waste Management, Inc.	1,020,400	34,244,624

		47,532,040

Communication Equipment — 7.1%
Cisco Systems, Inc.*(a)	3,250,829	78,312,471
Corning, Inc.	1,658,955	39,881,278
Nokia Corp., ADR (Finland)(a)	550,700	17,528,781
QUALCOMM, Inc.(a)	2,618,960	107,377,360
Research In Motion Ltd. (Canada)*(a)	273,200	30,661,236

		273,761,126

Computers & Peripherals — 2.9%
Apple, Inc.*(a)	214,300	30,752,050
Dell, Inc.*	5,010	99,799
Hewlett-Packard Co.(a)	776,500	35,454,990
Lexmark International, Inc. (Class A Stock)*(a)	686,100	21,076,992
NetApp, Inc.*	1,208,540	24,231,227

		111,615,058

Construction — 1.2%
Toll Brothers, Inc.*(a)	2,033,760	47,752,685

Consumer Finance — 1.6%
American Express Co.(a)	747,008	32,659,190
SLM Corp.*(a)	1,853,600	28,452,760

		61,111,950

Diversified Consumer Services — 1.4%
Career Education Corp.*(a)	1,465,500	18,641,160
H&R Block, Inc.(a)	1,723,300	35,775,708

		54,416,868

Diversified Financial Services — 2.7%
Capital One Financial Corp.(a)	163,540	8,049,439
JPMorgan Chase & Co.	1,148,377	49,322,792
KKR Private Equity Investors LLP(c)	1,295,700	16,001,895
KKR Private Equity Investors LLP, RDU
(original cost $7,567,532; purchased 7/18/06- 08/03/06)(c)(e)	334,700	4,133,545
Visa, Inc. (Class A Stock)*(a)	455,800	28,423,688

		105,931,359

Electric Utilities — 1.2%
Dominion Resources, Inc.(a)	478,890	19,557,868
Exelon Corp.(a)	321,730	26,146,997

		45,704,865

Electrical Equipment — 0.8%
ABB Ltd., ADR (Switzerland)	276,400	7,440,688
First Solar, Inc.*(a)	94,500	21,842,730

		29,283,418

Electronic Components — 0.6%
Dolby Laboratories, Inc. (Class A Stock)*	658,108	23,862,996
Tyco Electronics Ltd. (Bermuda)	2,368	81,270

		23,944,266

Energy Equipment & Services — 3.3%
BJ Services Co.(a)	3,340	95,223
Cameron International Corp.*	9,720	404,741
Diamond Offshore Drilling, Inc.(a)	339,560	39,524,784
Halliburton Co.	1,405,970	55,296,800
Schlumberger Ltd.	352,600	30,676,200

		125,997,748

Financial - Bank & Trust — 0.6%
Hudson City Bancorp, Inc.(a)	1,311,660	23,190,149

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.(a)	182,800	11,876,516
CVS / Caremark Corp.	776,800	31,468,168
Kroger Co. (The)	1,203,300	30,563,820
Wal-Mart Stores, Inc.(a)	1,218,262	64,178,042
Whole Foods Market, Inc.(a)	239,200	7,886,424

		145,972,970

Food Products — 2.6%
Cadbury Schweppes PLC, ADR (United Kingdom)(a)	739,300	32,691,846
ConAgra Foods, Inc.(a)	1,198,200	28,696,890
Kellogg Co.(a)	380,345	19,990,933
McCormick & Co., Inc.(a)	565,143	20,893,337

		102,273,006

Healthcare Equipment & Supplies — 1.9%
Alcon, Inc.(a)	169,300	24,082,925
Baxter International, Inc.	464,600	26,863,172
Covidien Ltd. (Bermuda)	2,368	104,784
Medtronic, Inc.	454,556	21,986,874

		73,037,755

Healthcare Providers & Services — 0.7%
Omnicare, Inc.(a)	1,533,700	27,851,992

Hotels, Restaurants & Leisure — 1.2%
Burger King Holdings, Inc.(a)	379,900	10,508,034
McDonald’s Corp.(a)	662,985	36,974,673

		47,482,707

Household Durables — 0.5%
Centex Corp.(a)	856,800	20,743,128

Household Products — 1.9%
Colgate-Palmolive Co.	359,500	28,008,645
Kimberly-Clark Corp.	387,500	25,013,125
Procter & Gamble Co.(a)	313,908	21,995,534

		75,017,304

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.*(a)	692,200	26,988,878

Industrial Conglomerates — 3.5%
General Electric Co.(a)	2,668,743	98,770,179
Textron, Inc.	641,722	35,564,233
Tyco International Ltd. (Bermuda)	2,368	104,310

		134,438,722

Insurance — 4.0%
AFLAC, Inc.(a)	449,160	29,172,942
American International Group, Inc.(a)	1,375,441	59,487,823
Berkshire Hathaway, Inc. (Class A Stock)*	204	27,213,600
Loews Corp.	664,600	26,730,212
Progressive Corp. (The)(a)	840,770	13,511,174

		156,115,751

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*(a)	260,300	18,559,390

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*(a)	303,400	8,543,744
Google, Inc. (Class A Stock)*	84,500	37,219,715
IAC/InterActive Corp.*(a)	1,013,200	21,034,032

		66,797,491

IT Services — 0.3%
Infosys Technologies Ltd., ADR (India)(a)	317,700	11,364,129

Life Science Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.*(a)	539,600	30,670,864

Media — 4.0%
Comcast Corp. (Class A Stock)(a)	2,009,490	38,863,537
Dish Network Corp. (Class A Stock)*(a)	497,849	14,303,202
Echostar Corp. (Class A Stock)*(a)	99,573	2,941,386
Liberty Global, Inc. (Class C Stock)*(a)	729,150	23,682,792
News Corp. (Class A Stock)(a)	195,366	3,663,113
News Corp. (Class B Stock)	1,712,258	32,601,392
Walt Disney Co. (The)(a)	759,300	23,826,834
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	1,231,900	14,314,678

		154,196,934

Metals & Mining — 0.9%
Barrick Gold Corp. (Canada)(a)	385,594	16,754,059
Freeport-McMoRan Copper & Gold, Inc.(a)	182,500	17,560,150

		34,314,209

Multi-Line Retail — 1.1%
Staples, Inc.(a)	1,837,393	40,624,759

Multi-Utilities — 1.5%
Sempra Energy	1,096,266	58,409,052

Oil, Gas & Consumable Fuels — 10.9%
ConocoPhillips	232,426	17,713,186
Exxon Mobil Corp.	370,878	31,368,861
Marathon Oil Corp.	990,900	45,185,040
Murphy Oil Corp.(a)	329,400	27,056,916
Newfield Exploration Co.*(a)	924,800	48,875,680
Nexen, Inc. (Canada)	29,600	901,616
Nexen, Inc.(a)	1,039,000	30,764,790
Occidental Petroleum Corp.	539,800	39,497,166
Petroleo Brasileiro SA, ADR (Brazil)(a)	194,100	19,819,551
Sandridge Energy, Inc.*	602,540	23,589,441
Suncor Energy, Inc. (Canada)	265,846	25,694,950
Talisman Energy, Inc. (Canada)(a)	1,005,200	17,792,040
Total SA, ADR (France)(a)	620,296	45,908,107
Valero Energy Corp.	472,600	23,209,386
Williams Cos., Inc.(a)	751,500	24,784,470

		422,161,200

Pharmaceuticals — 7.2%
Abbott Laboratories(a)	1,084,365	59,802,730
BioMarin Pharmaceutical, Inc.*(a)	254,400	8,998,128
Cardinal Health, Inc.	452,300	23,750,273
Elan Corp. PLC, ADR (Ireland)*(a)	2,007,420	41,874,781
Eli Lilly & Co.	1,697	87,548
Merck & Co., Inc.	524,350	19,899,082
Mylan Laboratories, Inc.(a)	850,400	9,864,640
Roche Holdings Ltd., ADR (Switzerland)	197,100	18,622,915

Schering-Plough Corp.	3,060,120	44,096,329
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	525,200	24,258,988
Wyeth	682,000	28,480,320

		279,735,734

Real Estate Investment Trusts
Thornburg Mortgage, Inc.(a)	1,590,210	1,685,623

Retail & Merchandising — 0.5%
TJX Cos., Inc.(a)	579,240	19,155,467

Semiconductors & Semiconductor Equipment — 1.6%
ASML Holding NV (Netherlands)*(a)	981,508	24,351,213
Spansion, Inc. (Class A Stock)*(a)	2,861,500	7,869,125
Texas Instruments, Inc.(a)	1,107,395	31,306,057

		63,526,395

Software — 3.5%
Adobe Systems, Inc.*	484,800	17,254,032
CA, Inc.(a)	678,100	15,257,250
Microsoft Corp.	2,578,108	73,166,705
Symantec Corp.*(a)	1,717,210	28,540,030

		134,218,017

Specialty Retail
Bed Bath & Beyond, Inc.*	770	22,715

Telecommunications
Comverse Technology, Inc.*	23,483	361,638

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. (Class B Stock)(a)	363,700	24,731,600

Thrifts & Mortgage Finance — 0.4%
Fannie Mae(a)	516,100	13,583,752

Tobacco — 1.4%
Altria Group, Inc.	744,070	16,518,354
Philip Morris International, Inc.*	744,070	37,635,061

		54,153,415

Transportation — 0.1%
Expeditors International Washington, Inc.(a)	122,900	5,552,622

Wireless Telecommunication Services — 1.3%
NII Holdings, Inc.*	778,000	24,724,840
Sprint Nextel Corp.*(a)	3,835,236	25,657,729

		50,382,569

TOTAL LONG-TERM INVESTMENTS
(cost $3,486,216,073)		3,795,373,769

SHORT-TERM INVESTMENT — 25.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $979,925,757; includes $918,855,289 of cash collateral for securities on loan)(b)(w)	979,925,757	979,925,757

TOTAL INVESTMENTS(o) — 123.2%
(cost $4,466,141,830)		4,775,299,526
Liabilities in excess of other assets — (23.2)%		(899,065,820)

NET ASSETS — 100.0%		$3,876,233,706

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

RDU	Restricted Depositary Unit

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $885,125,332; cash collateral of $918,855,289 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $7,567,532. The aggregated value of 4,133,545 is approximately 0.1% of net assets.
(o)	As of March 31, 2008, 1 security representing $4,133,545 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,771,165,981	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	4,133,545	—

Total	$4,775,299,526	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,078,152
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,944,607)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$4,133,545

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS — 65.1%
Aerospace & Defense — 2.2%
BAE Systems PLC (United Kingdom)	33,611	$323,689
Boeing Co. (The)(b)	180,000	13,386,600
European Aeronautic Defense and Space Co. (Netherlands)	45,050	1,067,556
General Dynamics Corp.	66,000	5,502,420
Honeywell International, Inc.	168,800	9,523,696
Lockheed Martin Corp.	174,600	17,337,780
Northrop Grumman Corp.	213,200	16,589,092
Raytheon Co.	65,500	4,231,955
Rockwell Collins, Inc.	43,500	2,486,025
United Technologies Corp.	79,100	5,443,662

		75,892,475

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(b)	9,300	505,920
United Parcel Service, Inc. (Class B Stock)	83,100	6,067,962

		6,573,882

Airlines
Air France KLM (France)	4,892	137,783
Deutsche Lufthansa AG (Germany)	12,514	339,418
Qantas Airways Ltd. (Australia)	286,610	1,029,398

		1,506,599

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	11,300	421,709
Denso Corp. (Japan)	7,600	245,506
Johnson Controls, Inc.(b)	120,700	4,079,660
NOK Corp. (Japan)	4,800	98,234
Tokai Rika Co. Ltd. (Japan)	20,500	535,739
Toyoda Gosei Co. Ltd. (Japan)	15,500	583,116
Toyota Boshoku Corp. (Japan)	6,200	185,664
Toyota Industries Corp. (Japan)	7,300	259,250

		6,408,878

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	5,650	312,556
Daimler AG (Germany)	20,281	1,736,377
Fiat S.p.A. (Italy)	49,454	1,143,811
Harley-Davidson, Inc.(b)	23,700	888,750
Honda Motor Co. Ltd. (Japan)	4,400	125,582
Nissan Motor Co. Ltd. (Japan)	28,700	237,247
Peugeot SA (France)	14,010	1,086,233
Renault SA (France)	5,574	616,879

Thor Industries, Inc.(b)	31,100	925,847
Toyota Motor Corp. (Japan)	31,800	1,585,534
Volkswagen AG (Germany)	280	81,293

		8,740,109

Beverages — 1.5%
Anheuser-Busch Cos., Inc.(b)	335,400	15,914,730
Coca-Cola Co. (The)(b)	156,700	9,538,329
Coca-Cola Hellenic Bottling Co. SA (Greece)	19,135	891,180
Coca-Cola West Holdings Co. Ltd. (Japan)	6,100	146,870
Diageo PLC (United Kingdom)	13,467	271,548
InBev NV (Belgium)	7,024	618,111
Molson Coors Brewing Co. (Class B Stock)	24,200	1,272,194
Pepsi Bottling Group, Inc.	48,400	1,641,244
PepsiCo, Inc.	303,220	21,892,484

		52,186,690

Biotechnology — 0.5%
Amgen, Inc.(a)(b)	201,808	8,431,538
Cubist Pharmaceuticals, Inc.(a)(b)	130,500	2,403,810
Millennium Pharmaceuticals, Inc.(a)(b)	108,500	1,677,410
OSI Pharmaceuticals, Inc.(a)(b)	107,500	4,019,425

		16,532,183

Building Products
Cie de Saint-Gobain (France)	5,832	475,557
Nippon Sheet Glass Co. Ltd. (Japan)	110,000	486,657
Sanwa Holdings (Japan)	32,000	139,005

		1,101,219

Capital Markets — 1.9%
3i Group PLC (United Kingdom)	12,673	208,756
Apollo Investment Corp.	95,400	1,510,182
Charles Schwab Corp. (The)	178,000	3,351,740
Credit Suisse Group (Switzerland)	20,818	1,059,662
Deutsche Bank AG (Germany)	8,037	913,569
Franklin Resources, Inc.	95,100	9,223,749
Goldman Sachs Group, Inc. (The)	130,500	21,583,395
Investec PLC (United Kingdom)	46,075	309,532
Lehman Brothers Holdings, Inc.	86,800	3,267,152
Macquarie Group Ltd. (Australia)	7,418	358,084
Man Group PLC (United Kingdom)	3,923	43,172
MCG Capital Corp.	56,600	514,494
MF Global Ltd.(a)	86,200	854,242
Morgan Stanley(b)	442,590	20,226,363
UBS AG (Switzerland)	19,523	567,348

		63,991,440

Chemicals — 1.5%
Akzo Nobel NV (Netherlands)	5,757	461,898
BASF AG (Germany)	11,335	1,532,545
Celanese Corp.(b)	8,500	331,925
Denki Kagaku Kogyo K K (Japan)	37,000	116,553

DIC Corp. (Japan)	68,000	211,477
Dow Chemical Co. (The)	441,400	16,265,590
E.I. Du Pont de Nemours & Co.	110,400	5,162,304
K+S AG (Germany)	282	92,782
Koninklijke DSM NV (Netherlands)	20,809	1,003,639
Mitsubishi Chemical Holdings Corp. (Japan)	26,500	175,196
Mitsubishi Gas Chemical Co., Inc. (Japan)	117,000	832,193
Mosaic Co. (The)(a)	55,700	5,714,820
Nippon Shokubai Co. Ltd. (Japan)	36,000	238,724
Olin Corp.	177,400	3,505,424
OM Group, Inc.(a)(b)	70,500	3,845,070
PPG Industries, Inc.	42,500	2,571,675
Spartech Corp.	27,500	232,375
Syngenta AG (Switzerland)	853	249,948
Terra Industries, Inc.(a)(b)	188,700	6,704,511
Yara International ASA (Norway)	6,350	367,232
Zep, Inc.(b)	24,600	399,012

		50,014,893

Commercial Banks — 2.2%
Allied Irish Banks PLC (Ireland)	15,749	335,662
Alpha Bank A.E. (Greece)	17,587	583,077
Banco Bilbao Vizcaya Argentaria SA (Spain)	85,811	1,889,871
Banco Popolare SC (Italy)(a)	6,532	108,177
Banco Santander SA (Spain)	153,746	3,063,221
Barclays PLC (United Kingdom)	136,015	1,222,831
BB&T Corp.(b)	159,500	5,113,570
BNP Paribas (France)	17,119	1,726,738
Central Pacific Financial Corp.(b)	36,800	693,680
Chuo Mitsui Trust Holdings, Inc. (Japan)	52,000	314,567
Colonial BancGroup, Inc. (The)(b)	19,800	190,674
Comerica, Inc.(b)	55,300	1,939,924
Comerzbank AG (Germany)	31,719	998,527
Commonwealth Bank of Australia (Australia)	5,414	206,870
Credit Agricole SA (France)	10,955	338,987
Danske Bank A/S (Denmark)	14,300	527,538
Dexia SA (Belgium)	15,315	436,425
DNB NOR ASA (Norway)	71,300	1,082,308
Hachijuni Bank Ltd. (The) (Japan)	18,000	114,306
HBOS PLC (United Kingdom)	95,136	1,057,339
HSBC Holdings PLC (United Kingdom)	122,779	2,022,477
Huntington Bancshares, Inc.(b)	447,900	4,814,925
Hypo Real Estate Holding AG (Germany)	8,387	221,655
Jyske Bank A/S (Denmark)(a)	4,250	285,229
KBC Groep NV (Belgium)	4,471	579,795
Lloyds TSB Group PLC (United Kingdom)	54,853	490,974
Mitsubishi UFJ Financial Group, Inc. (Japan)	26,700	230,357
Mizuho Financial Group, Inc. (Japan)	78	285,614
National Australia Bank Ltd. (Australia)	18,628	513,278
National City Corp.	56,400	561,180
Oriental Financial Group (Puerto Rico)	18,000	354,780
PNC Financial Services Corp.	87,100	5,711,147
Provident Bankshares Corp.(b)	17,400	186,876
Regions Financial Corp.(b)	429,700	8,486,575
Royal Bank of Scotland Group PLC (United Kingdom)	315,032	2,108,571
Sapporo Hokuyo Holdings, Inc. (Japan)	20	139,446
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,500	457,980

Societe Generale (France)	9,413	921,669
Svenska Handelbanken AB (Class A Stock) (Sweden)	7,800	227,101
Swedbank AB (Sweden)	8,100	226,975
U.S. Bancorp	149,732	4,845,328
UniCredit S.p.A (Italy)	131,203	878,263
Wachovia Corp.(b)	119,600	3,229,200
Wells Fargo & Co.(b)	516,900	15,041,790
Westpac Banking Corp. (Australia)	22,945	498,025
Zions Bancorporation	18,200	829,010

		76,092,512

Commercial Services & Supplies — 0.2%
Administaff, Inc.(b)	26,400	623,304
Brambles Ltd. (Australia)	20,289	185,051
Dai Nippon Printing Co. Ltd. (Japan)	3,000	47,733
Deluxe Corp.	12,200	234,362
Downer EDI Ltd. (Australia)	47,081	269,351
Hays PLC (United Kingdom)	45,694	103,609
Herman Miller, Inc.	57,400	1,410,318
Robert Half International, Inc.	69,900	1,799,226
Toppan Printing Co. Ltd. (Japan)	64,000	742,215
TrueBlue, Inc.(a)(b)	61,100	821,184

		6,236,353

Communications Equipment — 1.2%
Cisco Systems, Inc.(a)	619,900	14,933,391
CommScope, Inc.(a)(b)	28,400	989,172
Nokia Oyj (Finland)	81,408	2,575,609
QUALCOMM, Inc.	538,100	22,062,100
Uniden Corp. (Japan)	11,000	67,426

		40,627,698

Computers & Peripherals — 3.0%
Apple, Inc.(a)	58,300	8,366,050
Dell, Inc.(a)	269,400	5,366,448
Emulex Corp.(a)(b)	96,400	1,565,536
Hewlett-Packard Co.	687,165	31,375,954
International Business Machines Corp.	234,700	27,023,358
Lexmark International, Inc.(a)(b)	93,000	2,856,960
Mitsumi Electric Co. Ltd. (Japan)	1,600	50,562
NetApp, Inc.(a)	549,500	11,017,475
QLogic Corp.(a)(b)	374,400	5,747,040
Seagate Technology (Cayman Islands)	318,100	6,661,014
Western Digital Corp.(a)(b)	42,500	1,149,200
Wincor Nixdorf AG (Germany)	3,665	292,489

		101,472,086

Construction & Engineering — 0.1%
Acciona SA (Spain)	544	145,703
Bilfinger Berger AG (Germany)	3,077	264,752
FLSmidth & Co. A/S (Denmark)	2,450	242,490
Fluor Corp.	27,700	3,910,132
Leighton Holdings Ltd. (Australia)	3,188	124,699
YIT Oyj (Finland)	7,566	214,649

		4,902,425

Construction Materials — 0.1%
Holcim Ltd. (Switzerland)	7,429	780,228
Lafarge SA (France)	9,393	1,633,591

		2,413,819

Consumer Finance — 0.1%
Acom Co. Ltd. (Japan)	3,700	98,179
American Express Co.	7,600	332,272
Capital One Financial Corp.(b)	23,200	1,141,904
Takefuji Corp. (Japan)	32,740	693,032

		2,265,387

Containers & Packaging — 0.1%
Ball Corp.(b)	40,000	1,837,600
Rock-Tenn Co. (Class A Stock)	14,400	431,568
Sonoco Products Co.	26,300	752,969

		3,022,137

Distributors
Li & Fung Ltd. (Hong Kong)	138,000	511,561
Pacific Brands Ltd. (Australia)	166,799	307,924

		819,485

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(a)(b)	175,000	7,560,000

Diversified Financial Services — 2.4%
Babcock & Brown Ltd. (Australia)	24,218	325,796
Bank of America Corp.(b)	680,282	25,789,491
Challenger Financial Services Group Ltd. (Australia)	166,885	277,580
CIT Group, Inc.(b)	25,500	302,175
Citigroup, Inc.	1,363,662	29,209,640
CME Group, Inc.	1,800	844,380
Deutsche Boerse AG (Germany)	3,460	560,835
Fortis (Belgium)	25,358	638,944
IFIL - Investments S.p.A (Italy)	21,409	172,716
ING Groep NV (Netherlands)	25,179	942,906
Investor AB (Sweden)(a)	16,600	373,663
JPMorgan Chase & Co.	542,494	23,300,117
MSCI, Inc. (Class A Stock)(a)	10,600	315,350
Pohjola Bank PLC (Finland)	21,889	412,270

		83,465,863

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,223,747	46,869,510
Belgacom SA (Belgium)	9,869	437,040
BT Group PLC (United Kingdom)	130,855	564,198
CenturyTel, Inc.	162,200	5,391,528
Deutsche Telekom AG (Germany)	10,848	181,539
France Telecom SA (France)	49,318	1,658,441

Nippon Telegraph & Telephone Corp. (Japan)	212	914,526
Portugal Telecom SGPS SA (Portugal)	83,496	970,194
Telecom Corp. of New Zealand Ltd. (New Zealand)	70,543	207,424
Telecom Italia S.p.A (Italy)	429,498	711,298
Telefonica SA (Spain)	58,482	1,680,385
Telenor ASA (Norway)	6,000	114,878
TeliaSonera AB (Sweden)	64,500	517,793
Verizon Communications, Inc.	528,088	19,248,808
Windstream Corp.	677,300	8,093,735

		87,561,297

Electric Utilities — 1.3%
American Electric Power Co., Inc.	233,700	9,728,931
DPL, Inc.(b)	23,200	594,848
Duke Energy Corp.(b)	816,400	14,572,740
E.ON AG (Germany)	13,891	2,592,185
Edison International	227,800	11,166,756
El Paso Electric Co.(a)(b)	10,700	228,659
Enel S.p.A (Italy)	134,410	1,425,988
HongKong Electric Holdings (Hong Kong)	28,000	176,829
Pepco Holdings, Inc.	38,200	944,304
Portland General Electric Co.	32,900	741,895
PPL Corp.	21,000	964,320
Public Power Corp. SA (Greece)	14,663	641,236
Scottish & Southern Energy PLC (United Kingdom)	15,743	438,668
Sierra Pacific Resources	25,000	315,750
Union Fenosa, SA (Spain)	781	52,489

		44,585,598

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	32,550	873,812
Acuity Brands, Inc.(b)	37,200	1,597,740
Alstom (France)	4,887	1,059,476
Emerson Electric Co.	183,400	9,437,764
First Solar, Inc.(a)	2,400	554,736
Hubbell, Inc. (Class B Stock)(b)	10,500	458,745
Mitsubishi Electric Corp. (Japan)	90,000	778,291
Rockwell Automation, Inc.	37,900	2,176,218
Sumitomo Electric Industries Ltd. (Japan)	53,000	671,007
Vestas Wind Systems A/S (Denmark)(a)	6,624	723,628

		18,331,417

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)(b)	272,800	8,137,624
Hitachi Ltd. (Japan)	23,000	136,366
Jabil Circuit, Inc.	306,700	2,901,382
Nidec Corp. (Japan)	6,900	424,328

		11,599,700

Energy Equipment & Services — 1.3%
ENSCO International, Inc.(b)	56,700	3,550,554
FMC Technologies, Inc.(a)	79,300	4,511,377
Halliburton Co.	277,700	10,921,941
Hornbeck Offshore Services, Inc.(a)(b)	24,900	1,137,183

Nabors Industries Ltd. (Bermuda)(a)	33,100	1,117,787
Patterson-UTI Energy, Inc.	131,200	3,434,816
Petroleum Geo-Services ASA (Norway)	11,750	290,730
Rowan Cos., Inc.(b)	160,300	6,601,154
Schlumberger Ltd. (Netherlands)	42,700	3,714,900
SEACOR Holdings, Inc.(a)(b)	8,400	717,024
TGS Nopec Geophysical Co. ASA (Norway)(a)	3,800	55,295
Tidewater, Inc.(b)	91,300	5,031,543
Unit Corp. (a)	20,300	1,149,995
Willbros Group, Inc. (Panama)(a)(b)	36,300	1,110,780

		43,345,079

Exchange Traded Fund
iShares MSCI EAFE Index Fund	2,200	158,180

Food & Staples Retailing — 1.4%
Casino Guichard Perrachon SA (France)	3,701	443,716
Circle K Sunkus Co. Ltd. (Japan)	2,500	42,461
FamilyMart Co. Ltd. (Japan)	1,400	50,140
Koninklijke Ahold NV (Netherlands)	16,882	250,534
Kroger Co. (The)	525,900	13,357,860
Safeway, Inc.	342,800	10,061,180
SUPERVALU, Inc.	66,600	1,996,668
UNY Co. Ltd. (Japan)	31,000	296,689
Wal-Mart Stores, Inc.	354,300	18,664,524
Wesfarmers Ltd. (Australia)	7,259	265,294
Wesfarmers Ltd. (Australia), PPS	4,488	165,130
Woolworths Ltd. (Australia)	54,400	1,441,771

		47,035,967

Food Products — 0.9%
Archer-Daniels-Midland Co.	202,300	8,326,668
ConAgra Foods, Inc.	133,300	3,192,535
Danisco A/S (Denmark)	1,250	91,301
East Asiatic Co. Ltd. A/S (Denmark)(a)	3,125	273,241
General Mills, Inc.	179,500	10,748,460
Goodman Fielder Ltd. (Australia)	363,948	598,703
Kraft Foods, Inc.	34,400	1,066,744
Lindt & Spruengli AG (Switzerland)	46	152,855
Nestle SA (Class B Stock) (Switzerland)	4,348	2,172,687
Sara Lee Corp.	112,900	1,578,342
TreeHouse Foods, Inc.(a)(b)	14,300	326,898
Unilever NV (Netherlands)	7,417	249,064
Unilever PLC (United Kingdom)	48,027	1,619,423
Wilmar International Ltd. (Singapore)(a)	334,000	1,014,290
Yakult Honsha Co. Ltd. (Japan)	5,400	167,396

		31,578,607

Gas Utilities
Gaz de France SA (France)	7,154	431,899
Osaka Gas Co. Ltd. (Japan)	147,000	586,938

		1,018,837

Healthcare Equipment & Supplies — 1.4%
Analogic Corp.	13,600	904,944
Baxter International, Inc.	282,700	16,345,714
Becton, Dickinson & Co.	62,500	5,365,625
Covidien Ltd. (Bermuda)	85,200	3,770,100
IDEXX Laboratories, Inc.(a)	6,700	330,042
Medtronic, Inc.	415,800	20,112,246
STERIS Corp.	13,300	356,839
Stryker Corp.	26,000	1,691,300
Terumo Corp. (Japan)	1,800	93,900

		48,970,710

Healthcare Providers & Services — 1.2%
Express Scripts, Inc.(a)	233,300	15,005,856
Suzuken Co. Ltd. (Japan)	6,000	246,790
UnitedHealth Group, Inc.	450,800	15,489,488
WellPoint, Inc.(a)	232,900	10,277,877

		41,020,011

Hotels, Restaurants & Leisure — 1.0%
Brinker International, Inc.	90,550	1,679,703
Darden Restaurants, Inc.	180,900	5,888,295
Enterprise Inns PLC (United Kingdom)	17,093	136,118
International Speedway Corp.	7,200	296,640
Jack in the Box, Inc.(a)(b)	102,300	2,748,801
Kuoni Reisen Holding AG (Switzerland)	305	169,376
McDonald’s Corp.	149,600	8,343,192
Thomas Cook Group PLC (United Kingdom)	22,923	131,932
Wyndham Worldwide Corp.(b)	94,200	1,948,056
Yum! Brands, Inc.	360,900	13,429,089

		34,771,202

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	4,945	40,581
Makita Corp. (Japan)	6,600	207,243
Matsushita Electric Industrial Co. Ltd. (Japan)	78,000	1,690,209
Stanley Works (The)	36,800	1,752,416
Taylor Wimpey PLC (United Kingdom)	92,961	345,926
Whirlpool Corp.(b)	15,800	1,371,124

		5,407,499

Household Products — 1.8%
Clorox Co. (The)	94,800	5,369,472
Kao Corp. (Japan)	2,000	56,681
Kimberly-Clark Corp.	245,400	15,840,570
Procter & Gamble Co.	549,405	38,496,808
Reckitt Benckiser Group PLC (United Kingdom)	16,539	916,116

		60,679,647

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)(b)	258,200	4,304,194
Constellation Energy Group, Inc.	74,100	6,540,807

		10,845,001

Industrial Conglomerates — 2.9%
3M Co.	156,900	12,418,635
Cookson Group PLC (United Kingdom)	5,323	70,147
General Electric Co.	1,884,300	69,737,943
Koninklijke (Royal) Philips Electronics NV (Netherlands)	15,875	607,271
Siemens AG (Germany)	4,974	543,331
Tyco International Ltd. (Bermuda)	352,100	15,510,005
Wendel (France)	4,135	519,119

		99,406,451

Insurance — 3.1%
ACE Ltd. (Bermuda)	196,900	10,841,314
Aegon NV (Netherlands)	44,331	652,287
Allianz AG (Germany)	8,933	1,773,879
Allstate Corp. (The)	226,600	10,890,396
American Financial Group, Inc.(b)	144,900	3,703,644
American International Group, Inc.	321,735	13,915,039
Arch Capital Group Ltd. (Bermuda)(a)	20,200	1,387,134
Aspen Insurance Holdings Ltd. (Bermuda)	35,300	931,214
Aviva PLC (United Kingdom)	106,705	1,307,685
AXA SA (France)	14,147	513,474
Axis Capital Holdings Ltd. (Bermuda)	14,300	485,914
Chubb Corp. (The)	145,100	7,179,548
CNP Assurances (France)	852	105,025
Endurance Specialty Holdings Ltd. (Bermuda)	53,500	1,958,100
Hartford Financial Services Group, Inc.	181,200	13,729,524
Legal & General Group PLC (United Kingdom)	107,545	269,786
Mapfre SA (Spain)	92,426	464,020
MetLife, Inc.	62,900	3,790,354
Montpelier Re Holdings Ltd.(Bermuda)	60,600	972,630
Muenchener Rueckversicherungs AG (Germany)	7,545	1,477,053
Old Mutual PLC (United Kingdom)	326,305	715,595
PartnerRe Ltd. (Bermuda)	66,300	5,058,690
Platinum Underwriters Holdings Ltd. (Bermuda)	99,600	3,233,016
Royal & Sun Alliance Insurance Group (United Kingdom)	122,510	312,919
SCOR SE (France)	12,889	307,671
Suncorp-Metway Ltd. (Australia)	5,454	64,149
Swiss Reinsurance (Switzerland)	9,592	837,887
Travelers Cos., Inc. (The)	326,000	15,599,100
Unipol Gruppo Finanziario S.p.A (Italy)	23,613	73,365
XL Capital Ltd. (Class A Stock) (Bermuda)	79,400	2,346,270
Zurich Financial Services AG (Switzerland)	4,569	1,438,883

		106,335,565

Internet & Catalog Retail — 0.1%
Home Retail Group (United Kingdom)	127,400	660,552
IAC/Interactive Corp. (a)(b)	94,500	1,961,820

		2,622,372

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	356,100	2,688,555
eBay, Inc.(a)(b)	565,700	16,880,488
Google, Inc. (Class A Stock)(a)	18,200	8,016,554
Yahoo! JAPAN (Japan)	1,816	943,708

		28,529,305

IT Services — 0.5%
Accenture Ltd. (Class A Stock) (Bermuda)	32,400	1,139,508
Automatic Data Processing, Inc.	322,600	13,675,014
Computershare Ltd. (Australia)	23,964	191,631
Convergys Corp.(a)	16,700	251,502
CSK Holdings Corp. (Japan)	4,500	103,832
MAXIMUS, Inc.	7,000	256,970
NTT Data Corp. (Japan)	85	371,790

		15,990,247

Leisure Equipment & Products
Jakks Pacific, Inc.(a)(b)	14,700	405,279
Nikon Corp. (Japan)	25,000	665,881
Sankyo Co. Ltd. (Japan)	3,300	195,987
Yamaha Corp. (Japan)	5,000	95,606

		1,362,753

Life Sciences, Tools & Services — 0.5%
Applera Corp. - Applied Biosystems Group	203,500	6,687,010
Dionex Corp.(a)(b)	14,300	1,100,957
Lonza Group AG (Switzerland)	2,325	308,330
Thermo Fisher Scientific, Inc.(a)	158,100	8,986,404

		17,082,701

Machinery — 0.9%
Atlas Copco AB (Class A Stock)(Sweden)	9,200	157,156
Charter PLC (United Kingdom)(a)	45,541	768,251
Crane Co.	16,000	645,600
Cummins, Inc.	123,300	5,772,906
Eaton Corp.	28,100	2,238,727
EnPro Industries, Inc.(a)(b)	15,500	483,445
Illinois Tool Works, Inc.	68,300	3,294,109
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	296,800	13,231,344
Komatsu Ltd. (Japan)	3,800	105,407
Komori Corp. (Japan)	27,900	579,384
Konecranes Oyj (Finland)	17,985	692,812
MAN AG (Germany)	8,839	1,179,864
NSK Ltd. (Japan)	32,000	242,376
Parker Hannifin Corp.	12,800	886,656
Trelleborg AB (Class B Stock) (Sweden)	21,700	432,769
Vallourec (France)	467	113,371

		30,824,177

Marine — 0.1%
Kawasaki Kisen Kaisha Ltd. (Japan)	20,000	194,422
Mitsui OSK Lines Ltd. (Japan)	79,000	955,006
Neptune Orient Lines Ltd. (Singapore)	81,000	191,253
Nippon Yusen KK (Japan)	75,000	704,254
Orient Overseas International Ltd. (Hong Kong)	21,000	122,908

		2,167,843

Media — 1.9%
Antena 3 de Television SA (Spain)	7,088	97,355
CBS Corp. (Class B Stock)(b)	362,019	7,993,380
Comcast Corp. (Class A Stock)(b)	40,673	786,616
Daily Mail & General Trust (United Kingdom)	9,901	84,937
Dentsu, Inc. (Japan)	70	159,410
DIRECTV Group, Inc.(a)	573,900	14,226,981
Eniro AB (Sweden)	5,400	39,261
Gannett Co., Inc.	43,500	1,263,675
Gestevision Telecinco SA (Spain)	17,053	347,031
Lagardere SCA (France)	1,249	93,388
Marvel Entertainment, Inc.(a)(b)	51,300	1,374,327
Time Warner, Inc.	104,350	1,462,987
Valassis Communications, Inc.(a)(b)	109,000	1,182,650
Viacom, Inc. (Class B Stock)(a)	323,700	12,824,994
Vivendi (France)	28,262	1,104,316
Walt Disney Co.(b)	676,000	21,212,880
Yell Group PLC (United Kingdom)	17,095	52,248

		64,306,436

Metals & Mining — 0.9%
Alcoa, Inc.(b)	424,800	15,318,288
Anglo American PLC (United Kingdom)	3,841	230,824
ArcelorMittal (Netherlands)	10,278	838,096
BHP Billiton Ltd. (Australia)	70,579	2,309,825
BHP Billiton PLC (United Kingdom)	16,294	483,449
Hitachi Metals Ltd. (Japan)	25,000	368,178
Nippon Steel Corp. (Japan)	53,000	268,509
Nisshin Steel Co. Ltd. (Japan)	157,000	543,389
Nucor Corp.	30,400	2,059,296
Olympic Steel, Inc.	5,100	230,010
OneSteel Ltd. (Australia)	21,058	122,975
Outokumpu Oyj (Finland)	15,821	719,602
Rio Tinto Ltd. (Australia)	9,032	1,011,159
Rio Tinto PLC (United Kingdom)	18,603	1,932,036
Salzgitter AG (Germany)	4,289	750,936
Ssab Svenskt Stal AB (Sweden)	4,200	107,795
ThyssenKrupp AG (Germany)	20,330	1,163,163
Vedanta Resources PLC (United Kingdom)	5,127	213,273
Voestalpine AG (Austria)	6,790	471,669
Xstrata PLC (Switzerland)	795	55,649
Yamato Kogyo Co. Ltd. (Japan)	8,400	338,764

		29,536,885

Multiline Retail — 0.1%
Arcandor AG (Germany)(a)	20,256	407,416
Big Lots, Inc.(a)(b)	84,600	1,886,580
Dollar Tree, Inc.(a)	45,500	1,255,345
Marks & Spencer Group PLC (United Kingdom)	47,877	367,959
Next PLC (United Kingdom)	5,238	118,405

		4,035,705

Multi-Utilities — 0.6%
A2A S.p.A (Italy)	110,510	406,075

AGL Energy Ltd. (Australia)	15,308	154,450
Centerpoint Energy, Inc.(b)	201,000	2,868,270
Centrica PLC (United Kingdom)	172,156	1,019,023
CMS Energy Corp.(b)	359,800	4,871,692
Consolidated Edison, Inc.(b)	19,000	754,300
Dominion Resources, Inc.	135,500	5,533,820
DTE Energy Co.	32,500	1,263,925
Integrys Energy Group, Inc.	8,100	377,784
National Grid PLC (United Kingdom)	82,791	1,136,205
RWE AG (Germany)	3,248	401,199
Suez SA (France)	2,711	177,920

		18,964,663

Office Electronics — 0.4%
Canon, Inc. (Japan)	13,900	640,058
Ricoh Co. Ltd. (Japan)	22,000	361,517
Xerox Corp.	763,500	11,429,595
Zebra Technologies Corp.(a)	26,500	882,980

		13,314,150

Oil, Gas & Consumable Fuels — 7.1%
Apache Corp.	109,500	13,229,790
BP PLC (United Kingdom)	297,567	3,023,683
Chesapeake Energy Corp.	292,000	13,475,800
Chevron Corp.	492,556	42,044,580
ConocoPhillips (Class B Stock)	348,434	26,554,155
Devon Energy Corp.	91,900	9,587,927
ENI S.p.A (Italy)	43,540	1,484,763
Exxon Mobil Corp.	1,094,016	92,531,873
Idemitsu Kosan Co. Ltd. (Japan)	1,800	139,226
Marathon Oil Corp.	246,300	11,231,280
Nippon Oil Corp. (Japan)	85,000	530,397
Occidental Petroleum Corp.	136,300	9,973,071
OMV AG (Austria)	8,921	589,560
Repsol YPF SA (Spain)	34,021	1,174,120
Royal Dutch Shell PLC (Class B Stock)(Netherlands)	42,938	1,445,271
Royal Dutch Shell PLC (Netherlands)	60,348	2,080,387
Singapore Petroleum Co. Ltd. (Singapore)	149,000	731,767
Sunoco, Inc.	98,900	5,189,283
Total SA (France)	33,098	2,458,013
Williams Cos., Inc.	223,400	7,367,732
Woodside Petroleum Ltd. (Australia)	12,494	622,296

		245,464,974

Paper & Forest Products
Mondi PLC (United Kingdom)	28,488	236,330
Sonae Industria SGPS SA (Portugal)(a)	42,037	292,011
Svenska Cellulosa AB (Class B Stock)(a)	13,000	236,837

		765,178

Personal Products — 0.1%
Avon Products, Inc.	32,200	1,273,188
Bare Escentuals, Inc.(a)(b)	31,100	728,362
Nu Skin Enterprises (Class A Stock)	32,700	589,254
Oriflame Cosmetics SA (Luxembourg)	2,100	139,426

		2,730,230

Pharmaceuticals — 4.2%
Abbott Laboratories	180,500	9,954,575
Astellas Pharma, Inc. (Japan)	24,900	964,226
AstraZeneca PLC (United Kingdom)	36,320	1,358,026
Bristol-Myers Squibb Co.	190,500	4,057,650
Daiichi Sankyo Co. Ltd. (Japan)	3,000	88,634
Eli Lilly & Co.	279,400	14,414,246
GlaxoSmithKline PLC (United Kingdom)	57,314	1,212,549
Johnson & Johnson	523,998	33,991,750
King Pharmaceuticals, Inc.(a)	286,500	2,492,550
Kyowa Hakko Kogyo Co. Ltd. (Japan)	10,000	95,506
Merck & Co., Inc.	480,000	18,216,000
Mitsubishi Tanabe Pharma Corp. (Japan)	26,000	302,829
Novartis AG (Switzerland)	24,679	1,264,889
Novo Nordisk A/S (Class B Stock) (Denmark)	4,975	340,205
Par Pharmaceutical Cos., Inc.(a)	13,500	234,765
Pfizer, Inc.	1,687,365	35,316,549
Roche Holding AG (Switzerland)	5,111	961,883
Sanofi-Aventis (France)	25,766	1,933,030
Sciele Pharma, Inc.(a)(b)	14,700	286,650
Taisho Pharmaceutical Co. Ltd. (Japan)	27,000	535,504
Takeda Pharmaceutical Co. Ltd. (Japan)	11,100	555,668
Wyeth	372,000	15,534,720

		144,112,404

Real Estate Investment Trusts — 0.7%
Anthracite Capital, Inc.(b)	21,600	142,560
Ashford Hospitality Trust, Inc.	23,200	131,776
Brandywine Realty Trust(b)	230,900	3,916,064
CBL & Associates Properties, Inc.	105,800	2,489,474
Centro Properties Group (Australia)	15,744	4,317
First Industrial Realty Trust, Inc.(b)	70,800	2,187,012
Host Hotels & Resorts, Inc.(b)	407,000	6,479,440
ING Industrial Fund (Australia)	335,431	652,953
iStar Financial, Inc.	63,200	886,696
Land Securities Group PLC (United Kingdom)	2,922	87,509
Mirvac Group (Australia)	105,863	388,928
NorthStar Realty Finance Corp.(b)	87,400	714,058
Prologis(b)	69,500	4,090,770
Strategic Hotels & Resorts, Inc.(b)	68,500	899,405
Sunstone Hotel Investors, Inc.(b)	68,400	1,095,084

		24,166,046

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	54,000	766,705
Hang Lung Properties Ltd. (Hong Kong)	76,000	269,034
Henderson Land Development Co. Ltd. (Hong Kong)	12,000	85,267
IMMOFINANZ AG (Austria)	9,566	103,602
K.K. DaVinci Advisors (Japan)(a)	669	512,086
Leopalace21 Corp. (Japan)	28,400	458,993
Meinl European Land Ltd. (Austria)(a)	14,406	163,981
Nomura Real Estate Holdings, Inc. (Japan)	5,500	91,593

PSP Swiss Property AG (Switzerland)	2,305	155,624
Tokyu Land Corp. (Japan)	19,000	119,131
Wharf (Holdings) Ltd. (The) (Hong Kong)	42,000	197,786

		2,923,802

Road & Rail — 1.0%
Burlington Northern Santa Fe Corp.	112,300	10,356,306
Central Japan Railway Co. (Japan)	58	599,318
CSX Corp.(b)	200,600	11,247,642
East Japan Railway Co. (Japan)	15	124,749
Norfolk Southern Corp.	234,300	12,727,176
Seino Holdings Corp. (Japan)	9,000	58,507

		35,113,698

Semiconductors & Semiconductor Equipment — 1.0%
Cabot Microelectronics Corp.(a)(b)	9,400	302,210
CSR PLC (United Kingdom)(a)	3,932	25,440
Intel Corp.	620,200	13,135,836
LSI Corp.(a)	121,900	603,405
MEMC Electronic Materials, Inc.(a)	106,900	7,579,210
NVIDIA Corp.(a)	215,500	4,264,745
OC Oerlikon Corp AG (Switzerland)(a)	555	195,320
Texas Instruments, Inc.(b)	336,200	9,504,374

		35,610,540

Software — 2.5%
Adobe Systems, Inc.(a)	345,200	12,285,668
BMC Software, Inc.(a)	56,200	1,827,624
Microsoft Corp.	1,801,500	51,126,570
Nintendo Co. Ltd. (Japan)	3,000	1,546,950
Oracle Corp.(a)	464,400	9,083,664
Symantec Corp.(a)(b)	701,100	11,652,282

		87,522,758

Specialty Retail — 1.3%
Asbury Automotive Group	58,500	804,960
Belle International Holdings Ltd. (Hong Kong)	51,000	52,883
Best Buy Co., Inc.(b)	247,700	10,269,642
Christopher & Banks Corp.	35,600	355,644
Esprit Holdings Ltd. (Hong Kong)	74,900	898,879
Fast Retailing Co. Ltd. (Japan)	8,900	784,821
GameStop Corp.(a)(b)	178,200	9,214,722
Gymboree Corp.(a)	129,000	5,144,520
Hennes & Mauritz AB (Class B Stock) (Sweden)	4,625	284,108
Home Depot, Inc.(b)	318,350	8,904,250
J Crew Group, Inc.(a)	15,200	671,384
Limited Brands, Inc.	201,700	3,449,070
Rent-A-Center, Inc.(a)(b)	177,400	3,255,290
Shimachu Co. Ltd. (Japan)	2,900	87,134

		44,177,307

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)(b)	56,600	1,706,490

Deckers Outdoor Corp.(a)(b)	40,800	4,399,056
Hanesbrands, Inc.(a)(b)	37,000	1,080,400
Jones Apparel Group, Inc.(b)	272,600	3,658,292
Nisshinbo Industries, Inc. (Japan)	19,000	176,505
Swatch Group AG (Switzerland)	10,742	551,648
Warnaco Group, Inc. (The)(a)(b)	78,700	3,103,928

		14,676,319

Thrifts & Mortgage Finance — 0.6%
Federal National Mortgage Association(b)	270,100	7,109,032
Hudson City Bancorp, Inc.	666,000	11,774,880
Washington Mutual, Inc.(b)	31,700	326,510

		19,210,422

Tobacco — 1.0%
Altria Group, Inc.	246,100	5,463,420
British American Tobacco PLC (United Kingdom)	21,747	816,155
Imperial Tobacco Group PLC (United Kingdom)	32,353	1,488,365
Philip Morris International, Inc.(a)	246,100	12,447,738
Reynolds American, Inc.(b)	210,600	12,431,718
Swedish Match AB (Sweden)	5,800	126,408

		32,773,804

Trading Companies & Distributors — 0.2%
Fastenal Co.	9,500	436,335
Itochu Corp. (Japan)	46,000	454,093
Marubeni Corp. (Japan)	78,000	568,098
Mitsubishi Corp. (Japan)	28,500	860,604
Mitsui & Co. Ltd. (Japan)	55,000	1,114,567
Sumitomo Corp. (Japan)	25,800	339,841
United Rentals, Inc.(a)(b)	33,100	623,604
WESCO International, Inc.(a)	39,000	1,423,110

		5,820,252

Transportation Infrastructure
Hopewell Holdings (Hong Kong)	107,000	406,269

Wireless Telecommunication Services — 0.2%
Bouygues (France)	3,776	239,886
Millicom International Cellular SA (Luxembourg)(a)	1,250	119,071
Sprint Nextel Corp.(b)	485,600	3,248,664
Vodafone Group PLC (United Kingdom)	1,125,309	3,370,098

		6,977,719

TOTAL COMMON STOCKS (cost $2,136,291,919)		2,235,665,860

PREFERRED STOCKS
Automobiles
Volkswagen AG (Germany)	407	67,468

Diversified Financial Services
Istituto Finanziario Industriale S.p.A (Italy)(a)	14,113	388,580

TOTAL PREFERRED STOCKS (cost $436,518)		456,048

RIGHTS
Capital Markets
MCG Capital Corp.(a) (cost $0)	8,085	8,651

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)
LONG-TERM BONDS — 29.4%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.,
Notes, 144A
4.75%	08/15/10	Baa2	$2,150	2,228,284
Boeing Capital Corp.,(b)
Sr. Notes
6.10%	03/01/11	A2	925	984,174
Goodrich Corp.,
Notes
6.80%	07/01/36	Baa2	848	932,263
Northrop Grumman Corp.,
Gtd. Notes
7.125%	02/15/11	Baa1	3,500	3,785,422
Raytheon Co.,
Sr. Notes
5.50%	11/15/12	Baa1	595	634,967

				8,565,110

Airlines — 0.1%
American Airlines, Inc.,
Pass-thru Certs., Ser. 01-1
6.817%	05/23/11	Ba1	2,520	2,375,100
Continental Airlines, Inc.,
Pass-thru Certs., Ser. 981A
6.648%	09/15/17	Baa2	307	302,070
Delta Air Lines, Inc.,
Pass-thru Certs., 144A
6.821%	08/10/22	Baa1	506	479,505
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,038,710

				4,195,385

Asset Backed Securities — 0.6%
American Express Credit Account Master Trust,(g)
Ser. 2004-4, Class C, 144A
3.2875%	03/15/12	Baa1	1,170	1,113,549
Ser. 2004-C, Class C, 144A
3.3175%	02/15/12	Baa1	184	180,570
Amortizing Residential Collateral Trust,(g)
Ser. 2002-BC7 M2
3.9488%	10/25/32	BB(f)	113	81,612
Ser. 2002-BC9 M1
4.2487%	12/25/32	Aa2	2,487	1,912,931

Bank of America Credit Card Trust,(g)
Ser. 2006-C5, Class C5
3.2175%	01/15/16	Baa2	3,209	2,524,834
CDC Mortgage Capital Trust,(g)
Ser. 2002-HE3, Class M1
4.2487%	03/25/33	A1	741	581,485
Centex Home Equity,(g)
Ser. 2005-A, Class M2
3.0988%	01/25/35	Aa2	1,790	1,490,624
Citibank Credit Card Insurance Trust,(g)
Ser. 2006-C1, Class C1
2.9356%	02/20/15	Baa2	1,350	1,074,292
Credit-Based Asset Servicing and Securitization LLC,
Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,376,602
Equity One ABS, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,014,566
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
3.1187%	06/25/36	Aa2	1,450	1,021,893
Household Home Equity Loan Trust,(g)
Ser. 2005-2, Class M2
3.0256%	01/20/35	Aa1	508	392,786
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,927,528
Morgan Stanley ABS Capital I,(g)
Ser. 2004-NC3, Class M2
3.6988%	03/25/34	A2	838	596,348
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
3.4988%	07/25/32	Aa2	1,468	1,163,024
Ser. 2002-NC2, Class M2, 144A
4.924%	04/25/32	A(f)	380	230,447
Ser. 2002-NC4, Class M1
3.8738%	09/25/32	Aaa	1,123	949,538
Saxon Asset Securities Trust,(g)
Ser. 2005-2, Class M2
3.0387%	10/25/35	Aa2	1,170	1,110,335
Securitized Asset Backed Receivables LLC,(g)
Ser. 2004-OP1, Class M1
3.1088%	02/25/34	Aa2	1,325	985,628
Ser. 2006-FR3, Class A3
2.8487%	05/25/36	Aaa	1,100	858,000
SVO VOI Mortgage Corp.,
Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	588	592,798
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	A2	111	110,705

				21,290,095

Automotive
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	A3	245	249,684

Banking — 0.7%
Banco Bradesco (Cayman Islands),
Notes
8.75%	10/24/13	A2	1,760	2,032,800
Bank of America Corp.,
Jr. Sub. Notes(g)
8.00%	12/31/49	Aa3	2,200	2,202,640
Sub. Notes(b)
5.75%	08/15/16	Aa2	1,775	1,810,562
Bank of America NA,
Sub. Notes
5.30%	03/15/17	Aa1	930	923,728
6.00%	10/15/36	Aa1	410	392,225
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,404,373
Citigroup, Inc.,
Sub. Notes
5.00%	09/15/14	A1	454	427,861
6.125%	08/25/36	A1	570	500,596
Sub. Notes(b)
5.625%	08/27/12	A1	2,800	2,772,277
Sr. Unsec. Notes(b)
6.875%	03/05/38	Aa3	520	519,632
DEPFA ACS Bank (Ireland),
Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,347,809
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa2	2,100	2,260,522
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	248,273
ICICI Bank Ltd. (India),(g)
Notes, 144A
4.9169%	01/12/10	Baa2	2,385	2,282,207
ICICI Bank Ltd. (Singapore),
Notes, 144A
5.75%	11/16/10	Baa2	1,410	1,410,708
JPMorgan Chase & Co.,
Sub. Notes
4.60%	01/17/11	Aa2	720	730,012
6.50%	01/15/09	Aa3	1,100	1,117,507
MUFG Capital Finance 1 Ltd., (Cayman Islands), (g)
Gtd. Notes
6.346%	07/25/49	A2	800	651,919
Santander Central Hispano Issuances (Cayman Islands),
Bank Gtd. Notes
7.625%	09/14/10	Aa2	695	764,446
Wells Fargo Bank,
Sub. Notes
4.75%	02/09/15	Aa1	585	570,475
6.45%	02/01/11	Aa1	65	69,136

				25,439,708

Brokerage — 0.5%
Bear Stearns Co., Inc. (The),
Sr. Unsec. Notes
6.40%	10/02/17	Baa1	330	325,842
7.25%(b)	02/01/18	Baa1	1,175	1,214,234
Unsec. Notes
5.30%	10/30/15	Baa1	515	483,452
Goldman Sachs Group, Inc. (The),
Sr. Notes(b)
5.45%	11/01/12	Aa3	600	607,684
Sub. Notes
5.625%	01/15/17	A1	1,190	1,141,597
6.45%	05/01/36	A1	1,615	1,455,477
6.75%	10/01/37	A1	694	645,651
Lehman Brothers Holdings, Inc.,
Sr. Notes,(b)
5.25%, M.T.N.	02/06/12	A1	1,715	1,654,865
Sub. Notes
6.50%	07/19/17	A2	582	552,694
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	A1	1,170	1,142,248
4.79%	08/04/10	A1	295	294,064
5.00%	01/15/15	A1	615	571,518
Notes, M.T.N.(b)
5.77%	07/25/11	A1	520	526,735
Sr. Unsec. Notes
6.40%	08/28/17	A1	35	34,538
Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	842,160
5.45%, M.T.N.	01/09/17	Aa3	1,045	977,585
Sr. Notes, M.T.N.(b)
5.25%	11/02/12	Aa3	930	928,883
Sr. Unsec. Notes,
5.75%	10/18/16	Aa3	1,300	1,257,100
5.95%, M.T.N.	12/28/17	Aa3	620	599,203
Sub. Notes
4.75%	04/01/14	A1	1,170	1,086,090

				16,341,620

Building Materials & Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	824,870
Hanson PLC (United Kingdom),
Sr. Unsub. Notes
7.875%	09/27/10	Baa3	1,000	1,083,933
Lafarge SA (France),
Notes
6.15%	07/15/11	Baa2	910	928,331
Ryland Group, Inc. (The),
Sr. Notes
5.375%	06/01/08	Ba1	160	159,969

				2,997,103

Cable — 0.2%
AT&T Broadband LLC,(e)
Gtd. Notes
9.455%	11/15/22	Baa2	255	310,355
Comcast Corp.,
Gtd. Notes
6.45%	03/15/37	Baa2	220	207,315
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	425,603
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	989,687
7.875%	08/15/09	Baa3	1,275	1,334,449
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Baa2	2,510	2,466,155

				5,733,564

Capital Goods — 0.3%
Caterpillar Financial Services Corp.,
Notes, M.T.N.
5.50%	03/15/16	A2	825	846,659
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	739,764
ERAC USA Finance Co.,
Gtd. Notes, 144A
5.80%	10/15/12	Baa2	460	438,413
6.375%	10/15/17	Baa2	1,302	1,163,317
7.00%	10/15/37	Baa2	490	402,814
7.35%	06/15/08	Baa2	1,950	1,963,736
FedEx Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	434,962
General Electric Co.,
Sr. Unsec. Notes
5.25%	12/06/17	Aaa	200	199,724
Honeywell International, Inc.,
Sr. Unsec. Notes.
5.70%	03/15/37	A2	140	138,429
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,185,485
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	390	521,552
Notes
6.35%	03/01/11	A2	825	891,443

				8,926,298

Chemicals — 0.3%
Dow Chemical Co. (The),
Debs.
5.97%	01/15/09	A3	390	397,417
Sr. Notes
6.125%	02/01/11	A3	685	720,060

Huntsman LLC,
Gtd. Notes
11.625%	10/15/10	Ba1	2,000	2,115,000
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa2	720	756,967
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	863,130
PPG Industries, Inc.,
Sr. Unsec. Notes
5.75%	03/15/13	A3	3,500	3,610,688
Union Carbide Corp.,
Debs.
7.50%	06/01/25	Ba2	460	454,996

				8,918,258

Collateralized Mortgage Obligations — 0.5%
Banc of America Mortgage Securities, Inc.,(g)
Ser. 2005-A, Class 2A1
4.457%	02/25/35	Aaa	1,338	1,272,578
Ser. 2005-B, Class 2A1
4.3771%	03/25/35	Aaa	962	964,859
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	3,799	3,408,583
Chase Mortgage Finance Corp., (g)
Ser. 2007-A1 Class 1A5
4.353%	02/25/37	Aaa	4,186	4,152,093
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,413	1,307,419
JPMorgan Mortgage Trust,(g)
Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,632	2,513,462
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	478	479,143
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	887	846,069
Washington Mutual Alternative Mortgage,
Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	553	531,574

				15,475,780

Commercial Mortgage Backed Securities — 3.8%
Banc of America Commercial Mortgage, Inc.,
Ser. 2003-2, Class A3(g)
4.873%	03/11/41	AAA(f)	2,500	2,432,791
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,693,063
Ser. 2005-1, Class ASB(g)
4.9682%	11/10/42	AAA(f)	881	861,660
Ser. 2006-2, Class A4(g)
5.74%	05/10/45	AAA(f)	2,300	2,323,727
Ser. 2007-3, Class A2(g)
5.6586%	06/10/49	Aaa	5,900	5,835,125

Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,396,639
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,682,113
Ser. 2005-T20, Class AAB
5.1387%	10/12/42	Aaa	2,400	2,320,102
Commercial Mortgage Acceptance Corp.,(g)
Ser. 1998-C2, Class F, 144A
5.44%	09/15/30	A-(f)	890	756,829
Commercial Mortgage Load Trust,(g)
Ser. 2008-LS1, Class A2
6.2207%	12/10/49	Aaa	2,200	2,159,867
Commercial Mortgage Pass-Through CertificateS, I/O
Ser. 2004-LB2A, Class X2, 144A
1.031%	03/10/39	AAA(f)	10,753	208,649
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C1, Class A4,(g)
5.555%	02/15/39	AAA(f)	2,700	2,690,843
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,790	1,738,696
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	856,102
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,345,486
CW Capital Cobalt Ltd.,(g)
Ser. 2007-C3, Class A3
5.8202%	05/15/46	AAA(f)	2,200	2,127,677
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,625	2,730,722
General Electric Capital Commercial Mortgage Corp., I/O,(g)
Ser. 2004-C2, Class X2, 144A
0.732%	03/10/40	Aaa	21,605	292,845
GMAC Commercial Mortgage Securities, Inc.,
Ser. 2005-C1, Class A5
4.697%	05/10/43	AAA(f)	2,720	2,637,187
Greenwich Capital Commercial Funding Corp., Inc.
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,129,533
Ser. 2005-GG5, Class A5(g)
5.224%	04/10/37	Aaa	9,550	9,493,442
GS Mortgage Securities Corp. II,(g)
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,507,480
JPMorgan Chase & Co.,(g)
Ser. 2005-CB13, Class A4
5.2939%	01/12/43	Aaa	2,340	2,341,370
Ser. 2005-LDP5, Class A4
5.1794%	12/15/44	Aaa	5,000	4,984,784
JPMorgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP1, Class ASB(g)
4.853%	03/15/46	Aaa	4,200	4,050,207
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,040,784
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa	2,500	2,440,739

Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	3,900	3,849,499
Ser. 2006-LDP6, Class X2, I/O(g)
0.23%	04/15/43	Aaa	135,260	607,276
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	3,700	3,594,189
JPMorgan Commercial Mortgage Finance Corp.,(g)
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,544	7,774,205
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,073,781
KeyCorp.,(g)
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	7,961	8,238,225
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,424,047
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,776,601
Ser. 2006-C6, Class AAB
5.341%	09/15/39	Aaa	2,480	2,438,929
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2006-2, Class A4(g)
5.91%	06/12/46	Aaa	1,795	1,829,798
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,921,711
Morgan Stanley Capital I,
Ser. 2006-IQ11, Class A4(g)
5.9435%	10/15/42	AAA(f)	2,600	2,627,031
Ser. 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,600	4,527,845
Ser. 2007-T27, AAB(g)
5.8032%	06/11/42	AAA(f)	1,105	1,094,239

				128,855,838

Consumer — 0.1%
Avon Products, Inc.,
Sr. Unsec. Notes
5.75%	03/01/18	A2	1,500	1,527,138
Koninklijke Philips Electronics NV (Netherlands),
Notes
6.875%	03/11/38	A3	715	762,670
Newell Rubbermaid, Inc.,
Sr. Unsec. Notes
6.25%	04/15/18	Baa2	1,700	1,733,752
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	1,010,500

				5,034,060

Electric — 0.6%
Appalachian Power Co.,
Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	623,448

Arizona Public Service Co.,
Sr. Unsec. Notes
6.375%	10/15/11	Baa2	1,305	1,353,117
Unsec. Notes
6.25%	08/01/16	Baa2	175	172,974
Baltimore Gas & Electric Co.,
Sr. Unsec. Notes
6.35%	10/01/36	Baa2	550	497,817
Carolina Power & Light Co.,
First Mtge. Bonds
5.25%	12/15/15	A2	525	538,661
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	773,386
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	623,820
Consolidated Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	745,856
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa1	325	335,196
Dominion Resources, Inc.,
Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	992,905
Duke Energy Carolinas LLC,
Sr. Unsub. Notes
6.10%	06/01/37	A3	960	955,625
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	593,978
Empresa Nacional de Electricidad S.A. (Chile),
Bonds, Ser. B
8.50%	04/01/09	Baa3	1,070	1,118,450
Notes(b)
8.625%	08/01/15	Baa3	1,295	1,521,696
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	145	141,840
Exelon Corp., Notes
4.90%	06/15/15	Baa1	155	147,660
Florida Power & Light Co.,
First Mtge. Bonds
5.95%	10/01/33	Aa3	295	296,040
Georgia Power Co.,
Unsub. Notes
5.70%	06/01/17	A2	495	513,548
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	439,289
Midamerican Energy Holdings Co.,
Sr. Unsec. Notes
5.95%	05/15/37	Baa1	420	393,421
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. C, M.T.N.
7.25%	03/01/12	A2	185	201,197
Nevada Power Co.,
Mtge. Bonds, Ser. O

6.50%	05/15/18	Baa3	1,260	1,285,138
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	245	223,059
5.45%	09/15/20	Baa3	350	310,561
NSTAR Electric Co.,
Debs.
4.875%	04/15/14	A1	565	567,775
Oncor Electric Delivery Co.,
Debs.
7.00%	09/01/22	Ba1	475	454,932
Sec. Notes
6.375%	01/15/15	Ba1	345	344,864
Pacific Gas & Electric Co.,
Unsec. Notes
6.05%	03/01/34	A3	1,550	1,519,516
PPL Electric Utilities Corp.,
Sec. Notes
6.25%	08/15/09	A3	1,500	1,547,883
Public Service Electric & Gas Co.,
Mtge. Bonds
5.80%	05/01/37	A3	535	517,977
Southern California Edison Co.,
First Mtge. Bonds
4.65%	04/01/15	A2	470	465,852
Virginia Electric Power Co.,
Sr. Unsec. Notes, Ser. A
6.00%	05/15/37	Baa1	795	775,401
Xcel Energy, Inc., Sr. Notes
3.40%	07/01/08	Baa1	605	603,811
5.613%	04/01/17	Baa1	199	199,459
6.50%	07/01/36	Baa1	445	437,431

				22,233,583

Energy - Integrated — 0.1%
ConocoPhillips,
Notes
8.75%	05/25/10	A1	1,505	1,679,672
Lukoil International Finance BV (Netherlands),
Gtd Notes, 144A
6.356%	06/07/17	Baa2	560	518,700
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,323,469

				3,521,841

Energy - Other — 0.2%
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa1	225	276,462
Halliburton Co.,
Sr. Unsec. Notes
5.50%	10/15/10	A2	150	157,931
Nexen, Inc. (Canada),
Unsec. Notes
6.40%	05/15/37	Baa2	200	191,528

Pioneer Natural Resources Co.,
Bonds
6.875%	05/01/18	Ba1	1,500	1,421,234
Valero Energy Corp.,
Sr. Notes
6.125%	06/15/17	Baa3	860	868,485
6.625%	06/15/37	Baa3	255	243,745
Weatherford International, Inc.,
Gtd. Notes
6.35%	06/15/17	Baa1	970	1,003,326
Western Oil Sands, Inc. (Canada),
Sec. Notes
8.375%	05/01/12	Baa1	360	404,440
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,316,341
XTO Energy, Inc., (b)
Sr. Unsec. Notes
6.25%	08/01/17	Baa2	585	623,659

				6,507,151

Foods — 0.5%
Bunge Ltd. Finance Corp.,
Notes
5.35%	04/15/14	Baa2	1,040	1,053,879
Cadbury Schweppes U.S. Finance LLC,
Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	808,255
Cargill, Inc., 144A
Notes,
3.625%	03/04/09	A2	1,875	1,869,206
Sr. Unsec. Notes,
6.00%	11/27/17	A2	670	675,796
Coca-Cola Co. (The),
Sr. Unsec. Notes
5.35%	11/15/17	Aa3	365	380,866
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	469,768
Delhaize Group (Belgium),
Notes
6.50%	06/15/17	Baa3	480	495,697
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.75%	10/23/17	A3	1,005	1,029,256
Heinz Co.,
Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,311,827
Kellogg Co.,
Notes, Ser. B
6.60%	04/01/11	A3	1,875	2,020,596
Kraft Foods, Inc.,
Sr. Unsec. Notes
5.625%	11/01/11	Baa2	850	866,065
6.125%	02/01/18	Baa2	980	979,380
Kroger Co. (The),
Gtd. Notes

6.75%	04/15/12	Baa2	45	48,182
6.80%(b)	04/01/11	Baa2	670	712,520
McDonald’s Corp.,
Sr. Unsec. Notes
5.80%	10/15/17	A3	720	756,000
Sr. Unsec. Notes, M.T.N.
4.30%	03/01/13	A3	500	505,907
6.30%	03/01/38	A3	1,185	1,212,371
Tricon Global Restaurants,
Sr. Notes.
8.875%	04/15/11	Baa2	180	198,372
Tyson Foods, Inc.,
Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	735,889
Whitman Corp.,
Notes
6.375%	05/01/09	Baa1	1,530	1,592,239

				17,722,071

Foreign Government Bonds — 0.4%
DP World Ltd.,
Bonds, 144A
6.85%	07/02/37	A1	1,680	1,397,017
Gaz Capital for Gazprom (Luxembourg),
Sr. Unsec. Notes, 144A
7.288%	08/16/37	A3	1,300	1,185,795
Pemex Project Funding Master Trust (Mexico),
Gtd. Notes
8.625%	12/01/23	Baa1	350	444,500
Petrobras International Finance Co. (Cayman Island),
Gtd. Notes
5.875%	03/01/18	Baa1	200	192,509
Bonds
8.375%	12/10/18	Baa1	1,185	1,356,825
Quebec Province (Canada),
Notes(b)
4.60%	05/26/15	Aa2	735	770,999
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	513,367
Republic of Italy (Italy),
Notes, M.T.N.
5.375%	06/15/33	A+(f)	800	838,763
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia),
Bonds, 144A
6.299%	05/15/17	A3	2,190	2,028,488
United Mexican States Global Bond (Mexico),
Notes,
5.875%	01/15/14	Baa1	4,245	4,542,150
7.50%	01/14/12	Baa1	1,290	1,451,250

				14,721,663

Gaming
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Caa1	625	546,875
Mandalay Resorts Group,
Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,300

				557,175

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories,(e)
Notes
5.875%	05/15/16	A1	1,145	1,220,532
AmerisourceBergen Corp.,
Gtd. Notes
5.625%	09/15/12	Ba1	915	946,083
AstraZeneca PLC (United Kingdom),
Sr. Unsub. Notes
6.45%	09/15/37	A1	495	531,127
Bristol-Myers Squibb Co.,
Unsub. Notes
5.875%	11/15/36	A2	275	265,931
Covidien International Finance SA (Luxembourg),
Gtd. Notes, 144A
6.00%	10/15/17	Baa1	1,150	1,185,308
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	280	281,275
Sec. Notes
9.25%	11/15/16	B2	1,925	1,997,188
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	573,623
Merck & Co., Inc.,
Bonds
5.75%	11/15/36	Aa3	110	110,919
Debs.

5.95%	12/01/28	Aa3	165	166,089
Schering-Plough Corp.
Sr. Notes
5.55%	12/01/13	Baa1	720	743,630
Sr. Unsec. Notes
6.00%	09/15/17	Baa1	884	888,393
6.55%	09/15/37	Baa1	340	327,434
Teva Pharmaceutical Finance LLC,
Gtd. Notes
6.15%	02/01/36	Baa2	120	116,978
Wyeth,
Notes
5.95%	04/01/37	A3	1,715	1,675,649
Unsub. Notes
5.50%	03/15/13	A3	910	963,606
5.50%	02/01/14	A3	255	264,131
6.45%	02/01/24	A3	60	64,001

				12,321,897

Healthcare Insurance — 0.2%
Aetna, Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	408,667
6.625%	06/15/36	A3	515	500,157
Cigna Corp.,
Sr. Unsec. Notes
6.15%	11/15/36	Baa2	670	583,232
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	2,290	2,274,075
UnitedHealth Group, Inc.,
Bonds
6.00%	06/15/17	Baa1	195	190,542
6.50%	06/15/37	Baa1	420	384,285
6.625%	11/15/37	Baa1	420	388,623
6.875%	02/15/38	Baa1	445	425,177
Sr. Unsec. Notes
5.25%	03/15/11	Baa1	1,350	1,377,173
Wellpoint, Inc.,
Notes
5.00%(b)	12/15/14	Baa1	860	808,983
5.95%	12/15/34	Baa1	635	561,085

				7,901,999

Insurance — 0.2%
American International Group, Inc.,
Jr. Sub. Notes
6.25%	03/15/37	Aa3	420	340,244
Notes
4.25%	05/15/13	Aa2	1,080	1,024,493
Sr. Notes
5.05%	10/01/15	Aa2	180	175,551
Sr. Unsec. Notes, M.T.N.
5.85%	01/16/18	Aa2	1,660	1,629,026
AXA SA (France),
Sub. Notes

8.60%	12/15/30	A3	155	166,802
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.75%	05/15/12	Aaa	440	457,309
Liberty Mutual Group, Inc.,
Bonds, 144A
7.00%	03/15/34	Baa2	850	830,108
Lincoln National Corp.,
Sr. Unsec. Notes
6.30%	10/09/37	A3	492	444,740
Marsh & McLennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	264,390
MetLife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	1,020	907,370
6.125%	12/01/11	A2	335	359,450
6.375%	06/15/34	A2	400	387,534
St. Paul Travelers Cos., Inc. (The),
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	678,747
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	528,131
6.15%	08/15/19	Baa2	460	455,524
XL Capital Ltd. (Cayman Islands),
Sr. Notes
5.25%	09/15/14	Baa1	85	77,422

				8,726,841

Lodging
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec. Notes
6.25%	02/15/13	Baa3	385	384,518

Media & Entertainment — 0.1%
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	593,430
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,148,491
Time Warner, Inc.,
Debs.
9.15%	02/01/23	Baa2	505	584,519
Gtd. Notes
6.75%	04/15/11	Baa2	640	658,138
7.25%	10/15/17	Baa2	790	817,973
Viacom, Inc.,
Sr. Notes
6.875%	04/30/36	Baa3	895	861,846

				4,664,397

Metals — 0.1%
Alcan, Inc. (Canada),
Notes

4.50%	05/15/13	A3	115	112,783
5.00%	06/01/15	A3	600	589,440
Alcoa, Inc.,
Sr. Notes
5.90%	02/01/27	Baa1	70	63,084
Peabody Energy Corp.,(b)
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,242,000
Southern Copper Corp.,
Sr. Notes
7.50%	07/27/35	Baa2	125	128,177
United States Steel Corp.,
Sr. Unsub. Notes
5.65%	06/01/13	Baa3	580	561,731

				2,697,215

Mortgage Backed Securities — 11.9%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20		6,181	6,162,125
5.00%	07/01/18-05/01/34		10,456	10,530,573
5.215%	12/01/35(g)		3,076	3,108,672
5.521%	06/01/36(g)		5,322	5,425,420
5.50%	12/01/33-06/01/34		8,910	9,019,767
5.50%	TBA 30 YR		31,000	31,300,326
6.00%	03/01/32-12/01/33		3,250	3,363,234
6.00%	TBA 30 YR		22,000	22,556,862
6.50%	12/01/14		360	376,973
7.00%	04/01/31-11/01/33		4,157	4,406,944
Federal National Mortgage Assn.,
4.00%	06/01/19		1,898	1,858,543
4.361%	11/01/35(g)		4,004	4,031,221
4.50%	11/01/18-01/01/35		13,042	12,895,068
4.50%	TBA 15 YR		10,000	9,955,469
4.88%	07/01/33(g)		964	969,224
5.00%	10/01/18-02/01/36		10,163	10,133,904
5.00%	TBA 15 YR		15,250	15,392,968
5.00%	TBA 30 YR		29,500	29,195,795
5.50%	03/01/16-04/01/37		48,430	49,074,304
5.50%	TBA 30 YR		33,250	33,561,718
5.913%	06/01/37(g)		12,753	12,990,924
6.00%	04/01/13-02/01/35		20,211	20,807,297
6.00%	TBA 30 YR		12,500	12,804,688
6.50%	07/01/17-09/01/37		13,482	13,994,715
6.50%	TBA 30 YR		41,000	42,460,624
7.00%	08/01/11-07/01/32		1,054	1,120,238
7.50%	06/01/12-05/01/32		858	907,029
Government National Mortgage Assn.,
5.50%	11/15/32-02/15/36		13,368	13,661,963
6.00%	02/15/33-08/15/37		7,763	8,030,949
6.00%	TBA 30 YR		11,000	11,350,625
6.50%	10/15/23-07/15/35		5,892	6,156,211
8.00%	01/15/24-04/15/25		225	246,347

				407,850,720

		Moody’s Rating†
Non-Captive Finance — 0.4%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	18,878
Capital One Financial Corp.,(b)
Sr. Notes, M.T.N.
5.70%	09/15/11	A3	600	565,968
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A3	680	508,629
Countrywide Financial Corp.,
Gtd. Notes, M.T.N.(b)
5.80%	06/07/12	Baa3	1,190	1,078,125
General Electric Capital Corp.,
Notes
5.55%	05/04/20	Aaa	1,190	1,242,566
Notes, M.T.N.(b)
5.50%	04/28/11	Aaa	2,895	3,039,162
Notes, Ser. A, M.T.N
6.125%	02/22/11	Aaa	950	1,009,781
Sr. Unsec. Notes
5.875%	01/14/38	Aaa	720	693,978
GMAC LLC,(g)
Unsub. Notes
4.315%	05/15/09	B1	660	564,079
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	369,830
HSBC Finance Corp.,
Sr. Notes(b)
5.70%	06/01/11	Aa3	440	442,651
International Lease Finance Corp.,
Sr. Unsec. Notes
6.375%	03/25/13	A1	1,850	1,848,574
Unsub. Notes
3.50%	04/01/09	A1	580	571,294
Residential Capital LLC,
Gtd. Notes
8.00%	02/22/11	B2	410	200,900
Gtd. Notes, M.T.N.(b)
8.50%	04/17/13	B2	610	295,850

				12,450,265

Paper
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	535	554,039

				544,039

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,671,936
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,886,792
Enbridge Energy Partners LP,
Bonds, 144A
7.50%	04/15/38	Baa2	475	473,627
Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	139,080
Sr. Notes
4.625%	10/15/09	Baa3	740	749,029
Oneok Partners LP,
Notes
6.65%	10/01/36	Baa2	420	405,312
Sempra Energy,
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	95,561
Spectra Energy Capital LLC,
Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	243,578

				5,664,915

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa1	670	686,444
CSX Corp.,
Sr. Notes
6.25%	03/15/18	Baa3	395	389,816
Sr. Unsub. Notes
6.15%	05/01/37	Baa3	715	629,490
Norfolk Southern Corp.,
Sr. Notes
7.80%	05/15/27	Baa1	18	20,903
Sr. Unsec. Notes
5.59%	05/17/25	Baa1	525	480,597
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,376,228
6.65%	01/15/11	Baa2	750	792,292

				4,375,770

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,202,424
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,285,549
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	652,926
Sr. Notes
5.45%	06/01/12	Baa3	435	417,667
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	A3	1,500	1,499,381

				5,057,947

Retailers — 0.2%
CVS Caremark Corp.,
Sr. Unsec. Notes
5.75%	08/15/11	Baa2	1,000	1,046,094
5.75%	06/01/17	Baa2	1,640	1,665,520
Federated Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	850	809,874
5.90%	12/01/16	Baa2	5	4,444
Home Depot, Inc. (The),
Sr. Unsec. Notes
5.875%	12/16/36	Baa1	325	265,320
May Department Stores Co. (The),
Notes
6.65%	07/15/24	Baa2	135	114,747
Target Corp.,
Sr. Unsec. Notes
7.00%	01/15/38	A2	1,525	1,567,483
Wal-Mart Stores, Inc., (The)
Bonds
5.25%	09/01/35	Aa2	245	216,830

				5,690,312

Structured Note — 0.1%
CDX North America High Yield,
Sec. Notes, Ser. 3T1, 144A
8.75%	12/29/12	B3	2,300	2,187,875

Technology — 0.2%
Computer Sciences Corp.,
Sr. Unsec. Notes, 144A
6.50%	03/15/18	Baa1	1,800	1,828,786
Electronic Data Systems Corp.,
Notes
7.45%	10/15/29	Baa3	120	113,503
Fiserv, Inc.,
Gtd. Notes
6.125%	11/20/12	Baa2	1,000	1,030,514
International Business Machines Corp.,(b)
Sr. Unsec. Notes

5.70%	09/14/17	A1	500	523,781
Intuit, Inc.,
Sr. Unsec. Notes.
5.40%	03/15/12	Baa2	600	610,860
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Ba1	1,875	1,851,842
Motorola, Inc.,
Sr. Notes
8.00%	11/01/11	Baa1	99	100,618

				6,059,904

Telecommunications — 0.8%
America Movil SAB de CV (Mexico),
Unsec. Notes
6.375%	03/01/35	A3	580	561,293
AT&T Corp.,(e)
Sr. Notes
8.00%	11/15/31	A2	2,035	2,377,916
AT&T, Inc.,
Notes
4.125%	09/15/09	A2	1,070	1,075,953
5.30%	11/15/10	A2	1,260	1,307,363
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	A2	640	716,219
Sr. Notes
8.75%	03/01/31	A2	1,339	1,625,002
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,182,770
British Telecom PLC (United Kingdom),(b)
Bonds
9.125%	12/15/30	Baa1	1,475	1,831,915
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	A2	505	531,296
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.25%	06/15/30	A3	295	353,878
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	331,358
7.995%	06/01/36	Baa3	1,600	1,461,211
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	375	464,586
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	569,090
Nextel Communications, Inc.,
Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	858,400
PCCW-HKT Capital Ltd.,
Gtd. Notes, 144A
8.00%	11/15/11	Baa2	2,370	2,573,185

Qwest Capital Funding, Inc.,
Gtd. Notes
7.00%	08/03/09	B1	2,000	1,990,000
Qwest Corp.,
Notes
8.875%	03/15/12	Ba1	2,000	2,040,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
5.25%	11/15/13	Baa2	320	299,005
Telefonica Emisiones SAU (Spain),
Gtd. Notes
7.045%	06/20/36	Baa1	210	219,565
TELUS Corp. (Canada),
Notes
8.00%	06/01/11	Baa1	1,255	1,364,924
U.S. Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	406,768
Verizon Communications, Inc.,
Sr. Unsec. Notes
5.50%	02/15/18	A3	740	720,734
Vodafone Group PLC (United Kingdom),
Sr. Notes
7.75%	02/15/10	Baa1	800	847,816
Unsec. Notes
6.15%	02/27/37	Baa1	485	452,067

				26,162,314

Tobacco
Reynolds American, Inc.,
Bonds
6.75%	06/15/17	Ba1	950	960,890
7.25%	06/15/37	Ba1	410	405,861

				1,366,751

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank,
4.75%	05/07/10		415	435,719
4.875%	01/17/17		855	908,788
Federal Home Loan Bank,
2.375%	04/30/10		1,755	1,757,999
3.375%	02/27/13		2,340	2,348,522

4.375%	10/03/08	8,140	8,215,002
4.50%	05/13/11	160	168,086
4.75%	06/11/08-04/24/09	13,660	13,816,994
5.00%	10/16/09	14,165	14,358,891
Federal Home Loan Mortgage Corp.,
3.25%	02/25/11	895	908,065
4.75%	01/18/11	325	343,213
5.25%	07/18/11	4,300	4,623,541
Federal National Mortgage Assn.,
2.75%	04/11/11	905	904,452
3.25%(b)	04/09/13	17,115	17,094,033
5.00%(b)	03/15/16	2,505	2,676,212
6.125%	03/15/12	1,275	1,422,557
Tennessee Valley Authority,
4.50%	04/01/18	1,445	1,488,415

			71,470,489

U.S. Government Treasury Obligations — 3.1%
United States Treasury Bonds,
5.00%(b)	05/15/37	725	811,037
6.25%	08/15/23	890	1,095,465
6.875%	08/15/25	545	718,719
7.625%	02/15/25	260	365,950
7.875%	02/15/21	2,290	3,175,587
8.125%(b)	08/15/21	3,665	5,205,733
8.75%	08/15/20	1,270	1,864,916
8.875%(b)	08/15/17	5,505	7,842,043
9.00%	11/15/18	987	1,443,102
9.125%	05/15/18	730	1,068,994
United States Treasury Inflation Index Bonds,
0.88%(b)	04/15/10	2,039	2,086,278
1.625%(b)	01/15/15-01/15/18	1,957	2,070,582
1.875%(b)	07/15/13-07/15/15	2,816	3,038,014
2.00%(b)	04/15/12-01/15/26	6,523	7,000,184
2.375%(b)	04/15/11-01/15/27	7,044	7,679,195
2.50%(b)	07/15/16	1,228	1,383,221
2.625%	07/15/17	540	614,998
3.00%(b)	07/15/12	1,661	1,861,504
3.375%	01/15/12-04/15/32	862	1,043,723
3.50%(b)	01/15/11	855	945,380
3.625%	04/15/28	1,285	1,666,643
3.875%(b)	04/15/29	1,476	1,995,737
4.25%	01/15/10	828	898,276
United States Treasury Notes,
2.50%	03/31/13	7,645	7,656,345
3.50%(b)	02/15/18	7,790	7,835,034
4.375%	02/15/38	720	728,550
4.875%(b)	08/15/16	15,710	17,597,650
United States Treasury Strips, I/O,
Zero(b)	11/15/18-05/15/20	26,525	16,451,674

			106,144,534

TOTAL LONG-TERM BONDS (cost $1,005,783,831)			1,009,018,689

		Moody’s Rating†
BANK LOANS — 0.7%
Automotive — 0.1%
Oshkosh Truck Corp.,(h)
Bank Loan
4.76%	12/06/13	Ba3	1,975	1,835,763

Cable — 0.1%
CSC Holdings, Inc.,(h)
Bank Loan
6.391%	02/24/12	Ba1	987	920,989
Insight Midwest Holdings LLC,(h)
Bank Loan
6.48%	10/06/13	Ba3	1,216	1,079,844

				2,000,833

Electric — 0.1%
NRG Energy,(h)
Bank Loan
4.096%	02/01/13	Ba1	439	410,101
6.33%	02/01/13	Ba1	899	839,691
Texas Competitive Electric Holdings Co. LLC,(h)
Bank Loan
6.579%	10/10/14	Ba3	995	905,563

				2,155,355

Food
Aramark Corp.,(h)
Bank Loan
4.571%	01/26/14	Ba3	1,658	1,542,606
5.198%	01/26/14	Ba3	105	98,001

				1,640,607

Healthcare & Pharmaceutical — 0.2%
Community Health Systems,(h)
Bank Loan
1.00%	07/25/14	Ba3	81	74,694
6.10%	07/25/14	Ba3	1,588	1,460,491
DaVita, Inc.,(h)
Bank Loan
5.139%	10/05/12	Ba1	1,200	1,124,046
HCA, Inc.,(h)
Bank Loan
4.9462%	11/17/13	Ba3	1,975	1,812,592
Health Management Association,(h)
Bank Loan
4.4462%	02/28/14	Ba3	1,176	1,014,949

				5,486,772

Media & Entertainment
Idearc, Inc.,(h)
Bank Loan
4.70%	11/17/14	Ba2	1,481	1,182,778

Paper
Georgia Pacific,(h)

Bank Loan
4.727%	12/20/12	Baa3	997	922,856
Domtar Corp.,(h)
Bank Loan
3.934%	03/05/14	Ba1	997	929,955

				1,852,811

Pipelines & Other
Enterprise GP Holdings LP,(h)
Bank Loan
6.182%	11/08/14	Ba2	1,000	983,750

Technology — 0.2%
First Data Corp.,(h)
Bank Loan
5.355%	09/24/14	Ba3	1,493	1,340,452
5.355%	09/24/14	Ba3	1,194	1,073,439
Flextronics International Ltd. (Singapore),(h)
Bank Loan
7.394%	10/01/14	Ba1	1,005	920,204
7.455%	10/01/14	Ba1	289	264,426
Metavante Corp.,(h)
Bank Loan
4.989%	11/01/14	Ba2	1,000	926,667
Sensata Technologies,(h)
Bank Loan
5.0563%	04/27/13	Ba3	1,389	1,198,932

				5,724,120

TOTAL BANK LOANS (cost $24,647,868)				22,862,789

TOTAL LONG-TERM INVESTMENTS (cost $3,167,160,136)				3,268,012,037

		Shares
SHORT-TERM INVESTMENTS — 21.9%
Affiliated Mutual Funds — 21.7%
Dryden Core Investment Fund - Short-Term Bond Series(d)		17,968,742	158,663,994
Dryden Core Investment Fund - Taxable Money Market Series (cost $586,985,143; includes $392,893,222 of cash collateral for securities on loan)(c)(d)		586,985,143	586,985,143

TOTAL AFFILIATED MUTUAL FUNDS (cost $766,141,182)			745,649,137

	Maturity Date	Principal Amount (000)
U.S. Government Treasury Obligation — 0.2%
United States Treasury Bill (cost $6,487,617)(e) 0.88%	6/19/08	6,500	6,482,905

TOTAL SHORT-TERM INVESTMENTS (cost $772,628,799)			752,132,042

TOTAL INVESTMENTS — 117.1% (cost $3,939,788,935)			4,020,144,079
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (17.1)%			(586,839,039)

TOTAL NET ASSETS — 100.0%			$3,433,305,040

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

I/O	Interest Only

M.T.N.	Medium Term Note

PPS	Price Protected Share

TBA	To Be Announced

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $372,771,908; cash collateral of $392,893,222 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security.
(h)	Indicates a security that has been deemed illiquid.
(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation
Long Positions:
165	2-Yr. U.S. T-Notes	June 08	$35,418,281	$35,218,113	$200,168
471	5-Yr. U.S. T-Notes	June 08	53,804,391	53,208,203	596,188
61	10-Yr. U.S. T-Notes	June 08	7,256,140	7,252,700	3,440
250	S&P 500 Index	June 08	82,750,000	82,072,550	677,450
288	U.S. Long Bond	June 08	34,213,500	34,116,366	97,134

					$1,574,380

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	02/28/2013	$7,265	3.815%	3 month LIBOR	$174,871
Merrill Lynch Capital Services, Inc.(b)	03/20/2038	1,330	4.65009%	3 month LIBOR	(4,348)

					$170,523

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc.,
				7.05%, 08/15/09	$81,459
Citibank, NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc.,
				7.00%, 11/04/13	49,909
Barclays Bank PLC(a)	09/20/2012	2,900	0.595%	Fortune Brands, Inc.,
				6.25%, 04/01/08	166,583
JPMorgan Chase Bank(a)	09/20/2012	2,275	1.52%	Residential Capital LLC,
				6.50%, 04/17/13	1,323,382
Deutsche Bank AG(a)	06/20/2013	1,850	2.00%	International Lease Finance Corp.,
				4.15%, 01/20/15	(13,896)
JPMorgan Chase Bank(a)	06/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp.,
				5.35%, 04/15/14	69,316
Merrill Lynch Capital Services(a)	09/20/2016	735	1.73%	Tyson Foods, Inc.,
				6.85%, 04/01/16	26,126
Credit Suisse International(a)	09/20/2017	3,000	0.99%	Gannett Company, Inc.,
				6.375%, 04/01/12	160,707
Morgan Stanley Capital Services, Inc.(a)	03/20/2018	1,500	0.70%	Avon Products, Inc.,
				7.15%, 11/15/09	(20,874)
Barclays Bank PLC(a)	03/20/2018	1,800	1.22%	Computer Sciences Corp.,
				5.00%, 02/15/13	(20,239)
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	1,700	1.00%	Newell Rubbermaid, Inc.,
				6.35%, 7/15/28	(14,053)
Citibank, NA(a)	03/25/2035	1,000	3.00%	Centex Home Equity,
				Ser. 2005-B, Class MB,
				6.215%, 03/25/35	89,416
Citibank, NA(a)	03/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I,
				Ser. 2005-HE2, Class B3,
				6.765%, 01/25/35	49,417
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust,
				Ser. 2005-3, Class M9,
				7.02%, 09/25/35	799,348
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc.,
				Ser. 2006-R1, Class M9
				7.82%, 03/25/36	808,312
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc.,
				Ser. 2006-R1, Class M9,
				7.82%, 03/25/36	(718,250)

					$2,836,663

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,981,779,696	$1,574,380
Level 2 - Other Significant Observable Inputs	1,038,364,383	170,523
Level 3 - Significant Unobservable Inputs	—	2,836,663

Total	$4,020,144,079	$4,581,566

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$1,651,223
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	1,185,440
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$2,836,663

*	The realized loss incurred during the period for other financial instruments was $(7,132).

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 94.4%
Australia — 2.8%
AWB Ltd.	271,500	$682,342
BlueScope Steel Ltd.	218,400	1,970,013
Commonwealth Bank of Australia	25,700	982,003
CSR Ltd.	173,200	506,521
Foster’s Brewing Group Ltd.	103,100	482,423
Macquarie Bank Ltd.	55,900	2,698,420
Pacific Brands Ltd.	460,600	850,305
QBE Insurance Group Ltd.	111,300	2,259,139
Quantas Airways Ltd.	582,700	2,092,844
Telstra Corp. Ltd.	341,300	1,372,424
Toll Holdings Ltd.	188,000	1,721,571
Woolworths Ltd.	207,700	5,504,701
WorleyParsons Ltd.	87,100	2,664,239
Zinifex Ltd.	84,000	766,142

		24,553,087

Austria — 0.3%
Raiffeisen International Bank Holding AG	11,158	1,521,121
Voestalpine AG	9,500	659,920

		2,181,041

Belgium — 0.2%
AGFA-Gevaert NV	62,200	486,083
Fortis	37,600	947,406

		1,433,489

Bermuda — 0.8%
Covidien Ltd.	53,400	2,362,950
Tyco Electronics Ltd.	55,100	1,891,032
Tyco International Ltd.	62,900	2,770,745

		7,024,727

Brazil — 1.6%
Bolsa de Mercadorias e Futuros - BM&F(a)	22,700	204,529
Bovespa Holding SA	123,600	1,672,936
Cia Vale do Rio Doce, ADR(b)	155,600	5,389,984
Petroleo Brasileiro SA, ADR	68,253	6,969,313

		14,236,762

Canada — 1.2%
Brookfield Asset Management, Inc. (Class A Stock)	13,800	371,872
Rogers Communications, Inc.	84,000	3,021,365
Potash Corp. of Saskatchewan	26,500	4,113,065

Shoppers Drug Mart Corp.	63,200	3,198,020

		10,704,322

Chile — 0.2%
Cencosud SA, ADR, 144A	21,600	1,394,347

China — 0.8%
China Oilfield Services Ltd. (Class H Stock)	78,000	127,884
Industrial & Commercial Bank of China	9,354,000	6,514,321
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	403,000	479,500

		7,121,705

Denmark — 1.2%
Danske Bank A/S	25,800	951,783
Deutsche Lufthansa AG	25,600	694,350
H Lundbeck A/S	72,700	1,816,191
Novo Nordisk SA	75,600	5,169,750
Vestas Wind Systems A/S	16,350	1,786,129

		10,418,203

Egypt — 0.3%
Egyptian Financial Group - Hermes Holding Co.	231,000	2,379,852

Finland — 0.7%
Nokia Oyj	93,300	2,951,851
Pohjola Bank PLC	34,600	651,676
Rautaruukki Oyj	22,300	1,076,256
Tietoenator Oyj	56,200	1,387,676

		6,067,459

France — 4.8%
Arkema(a)	530	29,637
AXA SA	65,000	2,359,214
BNP Paribas	30,700	3,096,609
Ciments Francais SA	5,200	865,613
Compagnie Generale des Etablissements Michelin (Class B Stock)	12,900	1,346,597
Credit Agricole SA	41,000	1,268,689
Eurazeo	14,152	1,809,747
France Telecom SA	48,300	1,624,209
Iliad SA	14,500	1,442,881
Natixis	57,000	916,989
Peugeot SA	21,000	1,628,187
Rallye SA	13,400	848,117
Renault SA	9,500	1,051,373
Sanofi-Aventis SA	43,600	3,270,981
Schneider Electric SA	34,200	4,425,304
Societe Generale	5,300	518,947
Thales SA	13,700	887,004
Thomson	80,000	555,722
Total SA	21,000	1,559,559
Total SA, ADR	77,100	5,706,170
Valeo SA	23,800	943,869

Veolia Environnement	56,975	3,972,176
Vivendi	38,000	1,484,820

		41,612,414

Germany — 2.8%
Alpha Bank AE	19,800	656,447
BASF AG	25,900	3,501,801
Beiersdorf AG	43,100	3,614,519
Daimler AG	19,500	1,669,511
Deutsche Bank AG	22,100	2,512,117
Deutsche Boerse AG	14,000	2,269,273
Hannover Rueckversicherung AG	20,900	1,088,868
Heidelberger Druckmaschinen AG	44,800	1,198,137
Muenchener Rueckversicherungs AG	13,900	2,721,144
Q-Cells AG(a)	21,200	2,133,354
ThyssenKrupp AG	55,200	3,158,220

		24,523,391

Greece — 0.6%
Hellenic Bottling Company SA	61,700	2,873,573
National Bank of Greece SA, ADR	207,600	2,192,256

		5,065,829

Hong Kong — 1.9%
Chaoda Modern Agriculture	1,218,645	1,384,210
China Mobile Ltd.	407,500	6,063,295
China Mobile Ltd., ADR	7,200	540,072
Citic Pacific Ltd.	361,500	1,532,833
Esprit Holdings Ltd.	296,800	3,561,913
HongKong Electric Holdings Ltd.	199,500	1,259,908
Li & Fung Ltd.	543,600	2,015,105

		16,357,336

India — 0.2%
HDFC Bank Ltd., ADR	22,400	2,200,576

Indonesia — 0.1%
Bank Rakyat Indonesia	1,818,500	1,244,601

Ireland — 0.2%
Allied Irish Banks PLC	42,100	897,286
Irish Life & Permanent PLC	62,500	1,205,775

		2,103,061

Italy — 1.6%
ENI SpA	103,500	3,529,467
Finmeccanica SpA	35,500	1,207,228
Fondiaria-Sai SpA	19,900	824,389
Geox SpA	9,718	150,202
Indesit Co. SpA	51,100	666,371
Intesa Sanpaolo SpA	166,300	1,172,273
Saipem SpA	138,800	5,618,527

Unione di Banche Italiane SCpA	33,200	850,691

		14,019,148

Japan — 8.2%
Aeon Mall Co. Ltd.	52,000	1,442,416
Alpine Electronics, Inc.	41,600	458,234
Alps Electric Co. Ltd.	49,700	489,122
Asahi Kasei Corp.	226,100	1,179,494
Circle K Sunkus Co. Ltd.	89,500	1,520,099
Cosmo Oil Co. Ltd.	300	942
Daiwa Securities Group, Inc.	100	867
Denki Kagaku Kogyo K K	224,900	708,453
Fanuc Ltd.	35,700	3,395,225
Fuji Heavy Industries Ltd.	347,000	1,451,635
Honda Motor Co. Ltd.	95,400	2,722,843
Jupiter Telecommunications Co.(a)	2,210	2,066,332
KK Davinci Advisors(a)	901	689,670
Komatsu Ltd.	152,100	4,219,066
Kurabo Industries Ltd.	173,100	388,989
Marubeni Corp.	196,700	1,432,626
Matsushita Electric Industrial Co., Ltd.	74,000	1,603,531
Mitsubishi Chemical Holdings Corp.	162,000	1,071,007
Mitsubishi Corp.	75,800	2,288,904
Mitsubishi Tanabe Pharma Corp.	259	3,017
Mitsui & Co. Ltd.	262,000	5,309,391
Mitsui Chemicals, Inc.	148,000	979,936
NGK Insulators Ltd.	164,000	2,902,247
Nifco, Inc.	33,400	768,991
Nintendo Co. Ltd.	12,000	6,187,802
Nippon Electric Glass Co. Ltd.	82,000	1,267,677
Nippon Oil Corp.	185,600	1,158,138
Nippon Paper Group, Inc.	340	804,976
Nippon Shokubai Co. Ltd.	85,000	563,654
Nippon Telegraph and Telephone Corp.	500	2,156,902
Nipro Corp.	52,000	906,661
Nissan Motor Co. Ltd.	317,000	2,620,465
NTT DoCoMo, Inc.	1,401	2,122,301
Okasan Holdings, Inc.	42,100	207,375
Promise Co. Ltd.	2,000	57,484
Ricoh Co. Ltd.	95,600	1,570,955
Santen Pharmaceutical Co. Ltd.	24,600	573,786
Sanwa Holdings Corp.	281,000	1,220,636
Seiko Epson Corp.	5,600	150,843
Sumitomo Corp.	115,400	1,520,066
Sumitomo Trust & Banking Co. Ltd. (The)	194,000	1,335,112
Suruga Bank Ltd.	192,000	2,421,188
Takefuji Corp.	3,400	71,970
Toppan Printing Co. Ltd.	43,900	509,113
Toyota Motor Corp.	42,900	2,138,975
Toyota Motor Corp., ADR	39,298	3,964,775
Yamanouchi Pharmaceutical Co., Ltd.	7,100	274,940
Yokohama Rubber Co. Ltd. (The)	174,300	834,080

		71,732,911

Malaysia — 0.4%
Bumiputra-Commerce Holdings BHD	514,200	1,599,590
Kuala Lumpur Kepong BHD	316,000	1,600,501

		3,200,091

Mexico — 1.0%
America Movil - Ser. L, ADR	136,528	8,695,468

Netherlands — 1.5%
Aegon NV	56,800	835,756
CSM	40,200	1,372,770
Heineken NV, ADR	132,745	3,869,251
ING Groep NV	80,400	3,010,827
OCE NV	53,300	907,112
Royal Dutch Shell PLC, ADR	30,300	2,090,094
Royal KPN NV	45,400	766,928

		12,852,738

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	748,377
Fisher & Paykel Appliances Holdings Ltd.	319,700	590,669

		1,339,046

Norway — 0.2%
Norsk Hydro ASA	54,500	794,113
StatoilHydro ASA	38,100	1,141,724

		1,935,837

Russia — 0.3%
PIK Group, GDR, 144A(a)	66,100	1,619,450
Sberbank	356,400	1,115,532

		2,734,982

Singapore — 1.3%
CapitaLand Ltd.	889,000	4,101,238
Kepple Corp. Ltd.	288,000	2,071,416
MobileOne Ltd.	390,330	601,184
Neptune Orient Lines Ltd.	313,800	740,928
Singapore Airlines Ltd.	152,266	1,725,707
Wilmar International Ltd.	812,400	2,467,094

		11,707,567

South Africa — 0.3%
MTN Group Ltd.	152,500	2,312,885

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	94,800	2,087,842
Banco Santander SA	241,900	4,819,593
Inditex SA	57,100	3,172,272
Repsol YPF SA	70,400	2,429,617
Telefonica SA	34,700	997,048

		13,506,372

Sweden — 0.4%
Electrolux AB, Ser. B	83,600	1,371,794
Nordea Bank AB	84,500	1,369,498
Volvo AB (Class B Stock)	44,800	678,577

		3,419,869

Switzerland — 4.8%
ABB Ltd.	289,700	7,777,065
Actelion Ltd.(a)	27,200	1,483,113
Baloise Holding AG	10,000	993,858
Ciba Specialty Chemicals AG	11,600	423,071
Credit Suisse Group	63,600	3,237,317
EFG International	30,020	1,027,772
Geberit AG	6,900	1,028,295
Georg Fischer AG(a)	2,000	990,333
Kuehne & Nagel International AG	23,300	2,330,938
Nestle SA	11,250	5,621,602
Rieter Holding AG	2,200	841,808
Roche Holdings AG	30,050	5,655,367
SGS SA	1,505	2,164,072
Swiss Reinsurance	25,500	2,227,495
Swisscom AG	6,200	2,124,207
UBS AG	19,400	563,774
Verwalt & Privat-Bank AG	2,578	569,283
Zurich Financial Services AG	8,300	2,613,861

		41,673,231

Taiwan — 0.2%
HON HAI Precision Industry Co. Ltd., GDR	167,878	1,900,144

United Arab Emirates — 0.1%
DP World Ltd.(a)	947,675	900,291

United Kingdom — 10.2%
Alliance & Leicester PLC(a)	76,000	782,067
AstraZeneca PLC	79,900	2,987,509
Autonomy Corp. PLC	25,000	455,723
Aviva PLC(a)	60,000	735,309
Barclays PLC	158,700	1,426,779
Beazley Group PLC	289,000	914,829
BG Group PLC	270,500	6,264,978
BP PLC	452,600	4,599,028
Bradford & Bingley PLC(a)	178,100	660,094
Brit Insurance Holdings PLC	227,200	1,092,329
British Sky Broadcasting PLC	276,400	3,052,704
BT Group PLC	602,100	2,596,031
Capita Group PLC	190,483	2,565,001
Carphone Warehouse Group PLC	158,100	894,249
Davis Service Group PLC	26,100	255,887
Drax Group PLC	83,000	886,221
DS Smith PLC	230,900	717,166
DSG International PLC	566,000	713,299
GKN PLC	302,000	1,823,556

GlaxoSmithKline PLC	55,000	1,163,594
HBOS PLC	210,900	2,343,938
Larsen & Toubro Ltd.	17,500	1,347,500
Legal & General Group PLC	498,500	1,250,529
Lloyds TSB Group PLC	175,200	1,568,166
Man Group PLC	214,875	2,364,661
Marston’s PLC	124,100	506,134
Northern Foods PLC	211,500	387,220
Old Mutual PLC	319,100	699,795
Reckitt Benckiser Group PLC	111,300	6,165,049
Rolls-Royce Group PLC(a)	494,487	3,954,954
Rolls-Royce Group PLC (Class B Stock)(a)	44,306,035	87,931
Rotork PLC	47,000	1,006,470
Royal & Sun Alliance Insurance Group PLC	300,200	766,780
Royal Bank of Scotland Group PLC (The)	257,100	1,720,820
Royal Dutch Shell PLC (Class B Stock)	172,000	5,789,430
Tate & Lyle PLC	71,300	764,126
Taylor Wimpey PLC	148,300	551,854
Tesco PLC(a)	706,300	5,312,634
Tomkins PLC	113,100	401,227
Tullow Oil PLC	169,400	2,220,587
Vedanta Resources PLC	79,400	3,302,884
Vodafone Group PLC	2,876,400	8,614,300
Xstrata PLC	39,900	2,792,929

		88,506,271

United States — 41.4%
3M Co.	25,100	1,986,665
Air Products & Chemicals, Inc.	25,309	2,328,428
Altria Group, Inc.	17,600	390,720
American Express Co.	32,700	1,429,644
American International Group, Inc.(b)	66,800	2,889,100
Ameriprise Financial, Inc.	34,300	1,778,455
Amgen, Inc.(a)	33,100	1,382,918
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	2,025,743
Anheuser-Busch Cos., Inc.(b)	80,000	3,796,000
AT&T, Inc.	258,063	9,883,813
Avon Products, Inc.	52,600	2,079,804
Baker Hughes, Inc.	62,900	4,308,650
Bank of America Corp.(b)	114,400	4,336,904
Bank of New York Mellon Corp. (The)	61,000	2,545,530
Boston Scientific Corp.(a)	70,000	900,900
Cablevision Systems Corp. (Class A Stock)(a)	55,300	1,185,079
Cameron International Corp.(a)	36,031	1,500,331
CBS Corp. (Class B Stock)(b)	31,400	693,312
Chevron Corp.(b)	66,300	5,659,368
Citigroup, Inc.	84,300	1,805,706
Coca-Cola Co. (The)(b)	81,396	4,954,575
Comcast Corp. (Class A Stock)(a)(b)	58,000	1,121,720
Costco Wholesale Corp.(b)	20,180	1,311,095
CVS Caremark Corp.(b)	141,000	5,711,910
Deere & Co.	14,704	1,182,790
Dell, Inc.(a)	117,100	2,332,632
E.I. du Pont de Nemours & Co.(b)	51,600	2,412,816
Entergy Corp.	25,000	2,727,000
Exxon Mobil Corp.	69,400	5,869,852

Fannie Mae(b)	40,000	1,052,800
Fifth Third Bancorp	62,600	1,309,592
FMC Technologies, Inc.(a)	10,201	580,335
Fortune Brands, Inc.	22,700	1,577,650
Genentech, Inc.(a)(b)	107,686	8,741,949
General Dynamics Corp.	85,774	7,150,978
General Electric Co.	324,051	11,993,128
General Mills, Inc.	31,100	1,862,268
General Motors Corp.(b)	41,500	790,575
Genworth Financial, Inc.	117,500	2,660,200
Goldman Sachs Group, Inc. (The)	41,396	6,846,484
Google, Inc. (Class A Stock)(a)	18,053	7,951,805
H&R Block, Inc.	107,700	2,235,852
Hartford Financial Services Group, Inc.	10,700	810,739
Hess Corp.	24,526	2,162,703
Home Depot, Inc. (The)(b)	134,000	3,747,980
Honeywell International, Inc.	24,043	1,356,506
Illinois Tool Works, Inc.	59,000	2,845,570
Intel Corp.	85,000	1,800,300
International Business Machines Corp.(b)	26,400	3,039,696
International Paper Co.(b)	94,200	2,562,240
Johnson & Johnson	51,700	3,353,779
JPMorgan Chase & Co.	280,653	12,054,047
Kraft Foods, Inc. (Class A Stock)	45,000	1,395,450
Las Vegas Sands Corp.(a)(b)	66,250	4,878,650
Liberty Media Corp. – Entertainment(a)	68,200	1,544,048
Liberty Media Holdings Corp. - Capital (Class A Stock)(a)	15,500	243,970
Liberty Media Holdings Corp. - Interactive (Class A Stock)(a)(b)	81,400	1,313,796
Lincoln National Corp.	32,100	1,669,200
Lockheed Martin Corp.	80,170	7,960,881
Lowe’s Cos., Inc.	156,293	3,585,361
Marsh & McLennan Cos., Inc.	138,400	3,370,040
Mastercard, Inc. (Class A Stock)(b)	40,278	8,981,591
McDermott International, Inc.(a)	28,782	1,577,829
McDonald’s Corp.	203,614	11,355,553
Merck & Co., Inc.	211,767	8,036,558
Merrill Lynch & Co., Inc.(b)	73,325	2,987,261
MGM Mirage(a)	32,737	1,923,953
Microsoft Corp.	135,600	3,848,328
Millicon International Celluar SA(b)	16,700	1,578,985
Monsanto Co.(b)	81,290	9,063,835
Morgan Stanley(b)	45,900	2,097,630
Murphy Oil Corp.	45,000	3,696,300
New York Times Co. (The) (Class A Stock)(b)	63,500	1,198,880
Newell Rubbermaid, Inc.	102,400	2,341,888
NiSource, Inc.	73,300	1,263,692
Norfolk Southern Corp.	43,156	2,344,234
Nucor Corp.	10,800	731,592
Pfizer, Inc.	144,100	3,016,013
Philip Morris International, Inc.(a)	17,600	890,208
Pinnacle West Capital Corp.(b)	33,600	1,178,688
Praxair, Inc.	91,780	7,730,629
Precision Castparts Corp.	11,228	1,146,154
Procter & Gamble Co.	10,900	763,763
QUALCOMM, Inc.	44,566	1,827,206
Qwest Communications International, Inc.(a)(b)	152,300	689,919
Raytheon Co.	29,000	1,873,690

Schering-Plough Corp.	72,400	1,043,284
Schlumberger Ltd.	85,370	7,427,190
Southwest Airlines Co.(b)	189,100	2,344,840
Spectra Energy Corp.	73,400	1,669,850
Sprint Nextel Corp.(b)	302,900	2,026,401
St. Joe Co. (The)(a)(b)	38,000	1,631,340
Starbucks Corp.(a)	25,936	453,880
State Street Corp.	34,600	2,733,400
Time Warner, Inc.(b)	264,700	3,711,094
Transocean, Inc.(a)(b)	61,385	8,299,252
U.S. Bancorp	82,100	2,656,756
Union Pacific Corp.	87,035	10,912,448
UnitedHealth Group, Inc.	209,525	7,199,279
Verizon Communications, Inc.	45,100	1,643,895
Viacom, Inc. (Class B Stock)(a)	20,600	816,172
Vimpel-Communications	55,100	1,646,939
Wal-Mart Stores, Inc.	58,600	3,087,048
Walt Disney Co. (The)(b)	48,500	1,521,930
Waste Management, Inc.	80,700	2,708,292
Weatherford International Ltd.(a)	9,527	690,422
Wells Fargo & Co.(b)	180,318	5,247,254
Wyeth	55,000	2,296,800
Wynn Resorts Ltd.(a)	71,544	7,200,188
Yum! Brands, Inc.	132,140	4,916,929

		361,009,294

TOTAL COMMON STOCKS (cost $753,466,254)		822,068,347

	Shares
PREFERRED STOCK — 0.1%
United States
Merrill Lynch Non-Cumulative Mandatory Convertible (Private Placement) (cost $800,000; purchased 1/18/08)	8	641,819

TOTAL LONG-TERM INVESTMENTS (cost $754,266,254)		822,710,166

SHORT-TERM INVESTMENTS — 15.6%
Affiliated Money Market Mutual Fund — 15.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $135,769,494 includes $88,448,693 of cash collateral received for securities on loan)(c)(d)	135,769,494	135,769,494

	Principal Amount (000)
U.S. Government Security — 0.1%
United States
United States Treasury Bill
1.46% 04/17/2008 (e) (cost 598,758)	$600	598,946

TOTAL SHORT-TERM INVESTMENTS (cost $136,368,252)		136,368,440

TOTAL INVESTMENTS(f)— 110.1% (cost $890,634,506)	959,078,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1%)	(88,115,470)

NET ASSETS — 100.0%	$870,963,136

The following abbreviations are used in portfolio descriptions:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

144A — Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $86,374,164; cash collateral of $88,448,693 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	As of March 31, 2008, 1 security representing $641,819 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $641,819 was valued using Significant Unobservable Inputs (Level 3, as defined below).

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation
Long Position:
24	S&P500 E-Mini	Jun. 08	$1,588,800	$1,599,540	$10,740

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$957,749,910	$10,740
Level 2 - Other Significant Observable Inputs	686,877	—
Level 3 - Significant Unobservable Inputs	641,819	—

Total	$959,078,606	$10,740

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	$641,819
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$641,819

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 10.2% of collateral received for securities on loan)	15.5
Oil, Gas & Consumable Fuels	7.2
Commercial Banks	6.5
Pharmaceuticals	4.5
Wireless Telecommunication Services	4.1
Chemicals	4.0
Insurance	3.9
Capital Markets	3.8
Diversified Financial Services	3.6
Energy Equipment & Services	3.6
Hotels Restaurants & Leisure	3.5
Food & Staples Retailing	3.3
Diversified Telecommunication	3.1
Aerospace & Defense	2.9
Industrial Conglomerates	2.6
Metals & Mining	2.4
Media	2.1
Automobiles	2.1
Household Durables	2.0
Machinery	2.0
Food Products	1.9
Specialty Retail	1.9
Beverages	1.9
Electrical Equipment	1.8
Biotechnology	1.5
Road & Rail	1.5
Health Care Equipment & Supplies	1.3
IT Services	1.2
Software	1.2
Trading Companies & Distributors	1.2
Commercial Services & Supplies	1.0
Real Estate Management & Development	0.9
Internet Software & Services	0.9
Airlines	0.9
Electronic Equipment & Instruments	0.7
Auto Components	0.7
Personal Products	0.7
Computers & Peripherals	0.6
Multi-Utilities	0.6
Electric Utilities	0.6
Communications Equipment	0.6
Distributors	0.4
Paper & Forest Products	0.4
Building Products	0.3
Marine	0.3
Office Electronics	0.3
Diversified Consumer Services	0.3
Air Freight & Logistics	0.2
Semiconductors & Semiconductor Equipment	0.2
Thrifts & Mortgage Finance	0.2
Consumer Finance	0.2
Construction & Engineering	0.1
Construction Materials	0.1
Independent Power Producers & Energy Traders	0.1
Internet & Catalog Retail	0.1
Tobacco	0.1
Transportation Infrastructure	0.1
U.S. Government Security	0.1
Health Care Technology	0.1
Textiles, Apparel & Luxury Goods	0.1
Water Utilities	0.1

110.1
Liabilities in excess of other assets	(10.1)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 97.2%
Asset Backed Securities 3.2%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,500,953
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20	10/01/16	3,169	3,309,552
Series 1997-20A, Class 1	7.15	01/01/17	2,819	2,947,197
Series 1997-20G, Class 1	6.85	07/01/17	982	1,024,366
Series 1998-20I, Class 1	6.00	09/01/18	2,240	2,315,066

				11,097,134

Collateralized Mortgage Obligations 6.7%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50	09/15/17	2,819	2,923,272
Series 2501, Class MC	5.50	09/15/17	1,759	1,827,624
Series 2513, Class HC	5.00	10/15/17	2,339	2,382,572
Series 2518, Class PV	5.50	06/15/19	1,920	1,963,719
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50	04/25/17	5,000	5,205,946
Series 2002-57, Class ND	5.50	09/25/17	1,982	2,056,488
Series 2002-94, Class HQ	4.50	01/25/18	6,419	6,397,430
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	2.909	10/25/28	147	144,584
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17	02/25/34	510	486,489

				23,388,124

Commercial Mortgage Backed Securities 7.6%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1(a)	7.64	02/15/32	298	298,990
Series 2004-T16, Class A5	4.60	02/13/46	4,200	3,966,637
Series 2006-PW11, Class A4(a)	5.624	03/11/39	860	856,260
Series 2006-T22, Class A4(a)	5.465	04/12/38	2,700	2,699,528
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.221	12/10/49	1,230	1,207,562
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(a)	5.820	05/15/46	1,300	1,257,264
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5(a)	5.224	04/10/37	1,800	1,789,340
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608	01/10/40	6,800	6,474,222
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.658	05/12/39	1,500	1,479,976
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51	07/15/56	2,500	2,389,325
Series 2005-T19, Class AAB	4.852	06/12/47	1,375	1,308,701
Series 2006-IQ11, Class A4(a)	5.773	10/15/42	2,800	2,829,110

				26,556,915

Corporate Bond 0.4%
DEPFA ACS Bank, 144A(b)	5.125	03/16/37		1,520	1,484,543

Foreign Government Bonds 1.0%
Hungary Government Bonds	7.25	06/12/12	HUF	160,000	895,464
Hungary Government Bonds	8.00	02/12/15	HUF	198,540	1,135,049
Poland Government Bond, Series 1015	6.25	10/24/15	PLN	2,660	1,208,553
Sweden Government Bond, Series 1040	6.50	05/05/08	SEK	1,080	182,089

					3,421,155

Mortgage Backed Securities 61.3%
Federal Home Loan Mortgage Corp.(a)	3.54	05/01/34		1,621	1,681,758
Federal Home Loan Mortgage Corp.(a)	3.789	06/01/34		3,636	3,703,084
Federal Home Loan Mortgage Corp.	5.00	06/01/33-05/01/34		9,811	9,738,388
Federal Home Loan Mortgage Corp.	5.50	TBA 30 YR		3,500	3,533,908
Federal Home Loan Mortgage Corp.	6.00	09/01/34		616	634,007
Federal Home Loan Mortgage Corp.	6.00	TBA 30 YR		10,000	10,253,120
Federal Home Loan Mortgage Corp.	6.50	06/01/08-09/01/32		689	717,249
Federal Home Loan Mortgage Corp.	7.00	08/01/11-10/01/32		458	473,004
Federal National Mortgage Association(a)	3.496	06/01/34		11,199	11,611,463
Federal National Mortgage Association(a)	3.598	07/01/33		5,013	5,080,395
Federal National Mortgage Association(a)	3.787	04/01/34		651	656,319
Federal National Mortgage Association(a)	4.047	08/01/33		2,790	2,814,838
Federal National Mortgage Association(a)	4.242	04/01/34		1,771	1,768,921
Federal National Mortgage Association(a)	4.454	06/01/34		1,464	1,505,599
Federal National Mortgage Association	4.50	TBA 15 YR		10,000	9,955,469
Federal National Mortgage Association(a)	4.871	10/01/34		2,545	2,544,061
Federal National Mortgage Association(a)	4.98	06/01/36		3,752	3,815,000
Federal National Mortgage Association	5.00	07/01/18-12/01/31		8,395	8,506,440
Federal National Mortgage Association	5.00	TBA 30 YR		7,000	6,927,816
Federal National Mortgage Association	5.50	01/01/17-11/01/35		37,182	37,635,803
Federal National Mortgage Association	5.50	TBA 15 YR		1,500	1,530,938
Federal National Mortgage Association	5.50	TBA 30 YR		16,000	16,149,999
Federal National Mortgage Association	6.00	11/01/14-01/01/36		8,162	8,389,732
Federal National Mortgage Association	6.00	TBA 30 YR		9,400	9,629,125
Federal National Mortgage Association(a)	6.276	03/01/11		1,141	1,204,534
Federal National Mortgage Association	6.50	11/01/09-10/01/37		6,935	7,213,622
Federal National Mortgage Association	6.50	TBA 30 YR		27,000	27,961,874
Federal National Mortgage Association	7.00	02/01/12-01/01/36		1,630	1,724,013
Federal National Mortgage Association	7.50	11/01/09-10/01/12		148	154,157
Federal National Mortgage Association	8.00	03/01/22-02/01/26		34	37,566
Federal National Mortgage Association	9.00	02/01/25-04/01/25		211	233,479
Government National Mortgage Association	5.00	07/15/33-04/15/34		3,818	3,825,048
Government National Mortgage Association	5.50	03/15/34-03/15/36		4,098	4,187,014
Government National Mortgage Association	6.00	TBA 30 YR		4,000	4,127,500
Government National Mortgage Association	6.50	07/15/32-08/15/32		799	834,233
Government National Mortgage Association	7.00	03/15/23-08/15/28		1,831	1,961,334
Government National Mortgage Association	7.50	12/15/25-02/15/25		361	389,737
Government National Mortgage Association	8.50	09/15/24-04/15/25		474	523,550

					213,634,097

U.S. Government Agency Obligations 6.9%
Federal Farm Credit Bank	4.875	01/17/17	980	1,041,652
Federal Home Loan Bank	3.375	02/27/13	3,205	3,216,673
Federal Home Loan Mortgage Corp.	2.375	05/28/10	1,255	1,255,686
Federal Home Loan Mortgage Corp.	3.25	02/25/11	1,215	1,232,737
Federal Home Loan Mortgage Corp.	5.35	11/14/11	1,210	1,230,828
Federal National Mortgage Association	2.75	04/11/11	1,235	1,234,252
Federal National Mortgage Association(c)	3.25	04/09/13	8,195	8,184,960
Federal National Mortgage Association(c)	5.00	03/15/16	2,870	3,066,159
FICO Strip Principal	Zero	05/11/18	4,000	2,625,336
Tennessee Valley Authority	4.50	04/01/18	805	829,186

				23,917,469

U.S. Government Securities 10.1%
United States Treasury Bonds	4.375	02/15/38	455	460,403
United States Treasury Bonds	4.75	02/15/37	355	381,819
United States Treasury Bonds	6.25	08/15/23	3,520	4,332,624
United States Treasury Bonds	7.625	02/15/25	165	232,238
United States Treasury Bonds	8.125	08/15/19	635	884,585
United States Treasury Inflation Index	2.375	01/15/25	733	797,543
United States Treasury Notes(c)	2.50	03/31/13	4,885	4,892,249
United States Treasury Notes(c)	3.50	02/15/18	16,435	16,530,010
United States Treasury Notes	4.125	08/15/08	15	15,145
United States Treasury Notes	5.125	05/15/16	935	1,065,170
United States Treasury Strips(b)(c)	Zero	05/15/20-05/15/21	10,100	5,802,177

				35,393,963

TOTAL LONG-TERM INVESTMENTS (cost $333,721,205)				338,893,400

			Shares
SHORT-TERM INVESTMENTS 37.3%
Affiliated Mutual Funds 37.3%
Dryden Core Investment Fund - Short Term Bond Series (cost $51,449,072)(e)			5,180,168	45,740,880
Dryden Core Investment Fund - Taxable Money Market Series (cost $84,057,422; includes $46,028,763 of cash collateral received for securities on loan)(d)(e)			84,057,422	84,057,422

TOTAL AFFILIATED MUTUAL FUNDS (cost $135,506,494)				129,798,302

			Contracts
OUTSTANDING OPTIONS PURCHASED
Call Option
Currency Option on USD vs. ISK, expiring 8/05/08 @ FX Rate $67.75			336,900	4,878

Put Option
Currency Option on EUR vs. ISK, expiring 3/17/09 @ FX Rate $121.50			347,600	40,341

TOTAL OPTIONS PURCHASED (cost $68,847)				45,219

TOTAL SHORT-TERM INVESTMENTS (cost $135,575,341)				129,843,521

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 134.5% (cost $469,296,546)				468,736,921

			Principal Amount (000)
SECURITY SOLD SHORT (0.7)%
Mortgage Backed Securities
Federal National Mortgage Association (proceeds $2,492,969)	5.00%	TBA 30 YR	(2,500)	(2,523,437)

TOTAL INVESTMENTS,
NET OF SECURITY SOLD SHORT 133.8% (cost $466,803,577)				466,213,484
LIABILITIES IN EXCESS OF OTHER ASSETS(f) (33.8%)				(117,720,007)

TOTAL NET ASSETS 100.0%				$348,493,477

The following abbreviations are used in portfolio descriptions:

144A		Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

EUR	–	Euro

FICO	–	Financing Corporation

GBP	–	British Pound

HUF	–	Hungarian Forint

ISK	–	Iceland Krona

NZD	–	New Zealand Dollar

PLN	–	Polish Zloty

SEK	–	Swedish Krona

TBA	–	To be announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2008.
(b)	Security segregated as collateral for futures contracts.
(c)	All or portion of security is on loan. The aggregate market value of such securities is $43,108,956; cash collateral of $46,028,763 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(f)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
6	10 Yr. Australian Bond	Jun. 08	$515,111	$515,388	$(277)
13	Euro Schatz	Jun. 08	2,144,843	2,161,372	(16,529)
9	Euro Bund	Jun. 08	1,647,937	1,662,235	(14,298)
2	Long-Term U.K. Gilt	Jun. 08	441,781	430,190	11,591
139	U.S. Long Bond	Jun. 08	16,512,766	16,486,177	26,589

					7,076

Short Positions:
8	U.S. Treasury 2 Yr. Notes	Jun. 08	1,717,250	1,719,477	2,227
152	U.S. Treasury 5 Yr. Notes	Jun. 08	17,363,625	17,365,505	1,880
46	U.S. Treasury 10 Yr. Notes	Jun. 08	5,471,844	5,471,350	(494)

					3,613

					$10,689

Open forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts:		Notional Amount (000)	Payable at Statement Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 4/18/08	AUD	474,841	$444,127	$432,999	$(11,128)
Australian Dollar expiring 4/18/08	AUD	185,035	171,500	168,731	(2,769)
Canadian Dollar expiring 4/14/08	CAD	168,878	170,349	164,489	(5,860)
Euro expiring 4/14/08	EUR	173,800	273,348	274,256	908
Euro expiring 4/25/08	EUR	308,781	475,334	487,073	11,739
Euro expiring 4/25/08	EUR	111,704	173,700	176,203	2,503
Pound Sterling expiring 4/25/08	GBP	40,060	79,116	79,361	245
Pound Sterling expiring 4/25/08	GBP	139,507	278,000	276,374	(1,626)
Hungarian Forint expiring 4/24/08	HUF	28,680,288	174,200	173,087	(1,113)
Iceland Krona expiring 4/14/08	ISK	33,674,465	486,696	444,220	(42,476)
Iceland Krona expiring 4/14/08	ISK	11,982,992	168,161	158,075	(10,086)
New Zealand Dollar expiring 4/18/08	NZD	439,583	356,826	344,709	(12,117)
New Zealand Dollar expiring 4/18/08	NZD	216,773	173,700	169,883	(3,817)

					$(75,597)

Sales Contracts:		Notional Amount (000)	Receivable at Statement Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 4/18/08	AUD	188,259	$171,500	$171,670	$(170)
Australian Dollar expiring 4/18/08	AUD	255,707	208,000	205,818	2,182
Canadian Dollar expiring 4/14/08	CAD	173,624	173,300	169,112	4,188
Euro expiring 4/14/08	EUR	110,300	168,161	174,054	(5,893)
Euro expiring 4/25/08	EUR	112,332	173,300	177,193	(3,893)
Hungarian Forint expiring 4/24/08	HUF	17,093,440	104,000	103,160	840
Hungarian Forint expiring 4/24/08	HUF	306,916,642	1,869,733	1,852,259	17,474
Iceland Krona expiring 4/14/08	ISK	33,674,465	475,343	444,220	31,123
Iceland Krona expiring 4/14/08	ISK	20,605,728	273,348	271,822	1,526
Iceland Krona expiring 4/14/08	ISK	19,312,173	242,600	254,758	(12,158)
New Zealand Dollar expiring 4/18/08	NZD	216,247	173,300	169,471	3,829
Polish Zloty expiring 4/24/08	PLN	510,079	225,300	228,776	(3,476)
Polish Zloty expiring 4/24/08	PLN	1,872,293	828,375	839,743	(11,368)
Swedish Krona expiring 4/24/08	SEK	1,048,343	174,610	176,222	(1,612)

					22,592

					$(53,005)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.(1)	3/20/2038	$840	4.650%	3 month LIBOR	$(2,746)
Morgan Stanley Capital Services(2)	2/28/2013	4,650	3.815%	3 month LIBOR	111,927

					$109,181

(1)	The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$129,798,302	$10,689
Level 2 - Other Significant Observable Inputs – Long	338,938,619	56,176
Level 2 - Other Significant Observable Inputs – Short	(2,523,437)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$466,213,484	$66,865

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.7%
CORPORATE BONDS 94.8%
Aerospace/Defense 2.4%
Bombardier, Inc., Notes (Canada), 144A	Ba2	6.30%	05/01/14	$1,000	$950,000
DRS Technologies, Inc., Gtd. Notes	B1	6.625	02/01/16	4,600	4,496,500
DRS Technologies, Inc., Gtd. Notes	B3	6.875	11/01/13	2,000	1,960,000
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625	02/01/18	6,775	6,775,000
Esterline Technologies Corp., Sr. Notes	Ba3	6.625	03/01/17	750	750,000
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	06/15/13	4,500	4,567,500
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	06/15/12	6,800	6,961,500
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	5,200	5,083,000
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125	01/15/14	1,180	1,150,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	01/15/15	2,000	1,905,000
TransDigm, Inc., Gtd. Notes	B3	7.75	07/15/14	3,025	3,025,000

					37,624,000

Airlines 0.5%
AMR Corp., Notes, MTN	B-(g)	10.40	03/10/11	1,000	910,000
AMR Corp., Notes, MTN	B-(g)	10.40	03/15/11	1,000	910,000
AMR Corp., Notes, MTN	NR	10.55	03/12/21	1,425	1,054,500
Calair Capital Corp., Gtd. Notes	B3	8.125	04/01/08	2,828	2,827,999
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748	03/15/17	1,044	939,196
Ser. 99-2, Class B	Ba2	7.566	03/15/20	466	428,566

					7,070,261

Automotive 3.1%
Ford Motor Co., Bank Loan(f)	Ba3	5.80	12/15/13	12,838	10,492,654
Ford Motor Credit Co., Notes	B1	7.875	06/15/10	19,130	16,680,154
Ford Motor Credit Co., Sr. Notes	B1	9.875	08/10/11	2,250	2,006,442
General Motors Corp., Notes(b)	Caa1	7.20	01/15/11	13,405	11,193,175
General Motors Corp., Sr. Notes(b)	Caa1	7.125	07/15/13	1,125	866,250
Goodyear Tire & Rubber Co., Sr. Notes	Ba3	9.00	07/01/15	27	28,553
Lear Corp., Sr. Notes, Ser. B(b)	B3	8.75	12/01/16	2,175	1,856,906
TRW Automotive, Inc., Gtd. Notes, 144A(b)	Ba3	7.25	03/15/17	6,175	5,619,250
Visteon Corp., Sr. Notes(b)	Caa2	7.00	03/10/14	2,595	1,641,338

					50,384,722

Banking 0.7%
Banco BMG SA, Notes (Brazil), 144A	Ba1	9.15	01/15/16	5,000	4,987,500
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan), 144A	Baa3	8.125	10/07/09	1,305	1,317,371
HSBK Europe BV, Gtd. Notes (Netherlands), 144A(b)	Baa3	7.25	05/03/17	3,500	3,027,500
Kazkommerts International BV, Gtd. Notes (Netherlands), 144A	Ba1	7.00	11/03/09	1,685	1,585,922

					10,918,293

Building Materials & Construction 0.5%
KB Home, Notes	Ba1	6.375	08/15/11	700		658,000
Nortek, Inc., Sr. Sub. Notes(b)	Caa1	8.50	09/01/14	4,850		3,589,000
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25	02/01/11	4,150		3,786,875

						8,033,875

Cable 3.9%
AT&T Broadband LLC, Gtd. Notes	Baa2	8.375	03/15/13	100	(i)	111
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00	05/15/14	2,517		1,195,575
Charter Communications Holdings I LLC, Gtd. Notes(b)	NR	11.00	10/01/15	3,265		2,244,688
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.125	01/15/14	1,515		727,200
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.75	05/15/14	3,150		1,590,750
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	13.50	01/15/14	1,000		630,000
Charter Communications Holdings I LLC, Sec’d. Notes(b)	Caa3	11.00	10/01/15	7,828		5,440,460
Charter Communications Holdings II LLC, Gtd. Notes(b)	NR	10.25	10/01/13	1,683		1,443,173
Charter Communications Holdings LLC, Bank Loan(f)	B1	5.26	09/06/14	8,479		7,155,708
Charter Communications Operating LLC, Sr. Notes, 144A(b)	B3	8.375	04/30/14	1,750		1,575,000
CSC Holdings, Bank Loan(f)	Ba1	6.391	02/24/12	3,873		3,614,335
CSC Holdings, Inc., Debs.	B1	7.625	07/15/18	3,800		3,467,500
CSC Holdings, Inc., Debs.	B1	7.875	02/15/18	800		740,000
CSC Holdings, Inc., Debs., Ser. B	B1	8.125	08/15/09	5,450		5,504,500
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625	04/01/11	6,050		5,981,938
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125	07/15/09	2,410		2,434,100
Mediacom Broadband LLC, Sr. Notes	B3	8.50	10/15/15	1,975		1,659,000
Mediacom LLC, Sr. Notes(b)	B3	9.50	01/15/13	4,275		3,933,000
UPC Broadband Holding BV, Bank Loan(f)	Ba3	4.8694	12/31/14	7,000		6,212,500
Videotron Ltee, Gtd. Notes (Canada)(b)	Ba1	6.375	12/15/15	3,450		3,018,750
Videotron Ltee, Gtd. Notes (Canada)	Ba1	6.875	01/15/14	3,570		3,293,325
Virgnin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.125	08/15/16	1,275		1,141,125

						63,002,738

Capital Goods 8.6%
Actuant Corp., Sr. Notes, 144A(b)	Ba2	6.875	06/15/17	3,375		3,332,813
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50	01/15/13	6,700		6,097,000
Allied Waste of North America, Inc., Sec’d. Notes, Ser. B(b)	B1	5.75	02/15/11	5,320		5,200,300
Allied Waste of North America, Inc., Sr. Notes(b)	B1	7.25	03/15/15	1,400		1,398,250
Allied Waste of North America, Inc., Sr. Notes	B1	7.875	04/15/13	675		694,406
Ashtead Capital, Inc., Notes, 144A(b)	B1	9.00	08/15/16	8,495		6,880,950
Ashtead Holdings PLC Sec’d. Notes (United Kingdom), 144A	B1	8.625	08/01/15	6,375		5,100,000
Baldor Electric Co., Sr. Notes(b)	B3	8.625	02/15/17	7,535		7,459,650
Blount, Inc., Sr. Sub. Notes(b)	B2	8.875	08/01/12	9,790		9,618,675
Capital Safety Group Ltd., Bank Loan(f)	B1	4.946	07/20/15	2,728		2,544,163
Capital Safety Group Ltd., Bank Loan(f)	B1	5.446	07/20/16	7,272		6,817,195
Columbus Mckinnon Corp., Sr. Sub. Notes	B1	8.875	11/01/13	5,300		5,485,500
GrafTech Finance, Inc., Gtd. Notes	B2	10.25	02/15/12	3,388		3,506,580
Hertz Corp., Gtd. Notes(b)	B2	10.50	01/01/16	950		889,438

Hertz Corp., Sr. Notes(b)	B1	8.875	01/01/14	17,736	16,804,859
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67	05/15/13	4,656	4,469,760
Johnsondiversey, Inc., Gtd. Notes, Ser. B	B3	9.625	05/15/12	2,715	2,674,275
Mobile Mini, Inc., Sr. Notes	B1	6.875	05/01/15	4,850	4,025,500
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(b)	B3	9.50	08/01/14	8,205	7,671,675
Rental Service Corp., Gtd. Notes(b)	Caa1	9.50	12/01/14	7,945	6,634,075
SPX Corp., Sr. Notes, 144A	Ba2	7.625	12/15/14	6,250	6,437,500
Stena AB, Sr. Notes (Sweden)	Ba3	7.50	11/01/13	6,675	6,583,219
Terex Corp., Gtd. Notes	Ba2	7.375	01/15/14	2,790	2,762,100
Terex Corp., Sr. Sub. Notes	Ba3	8.00	11/15/17	5,000	4,975,000
United Rentals North America, Inc., Gtd. Notes(b)	B1	6.50	02/15/12	2,920	2,642,600
United Rentals North America, Inc., Sr. Sub. Notes	B3	7.75	11/15/13	3,150	2,567,250
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	05/01/14	4,920	4,846,200

					138,118,933

Chemicals 2.9%
Arco Chemical Co., Debs.	B3	10.25	11/01/10	1,000	1,015,000
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	5,500	5,170,000
Huntsman International LLC, Gtd. Notes(b)	Ba1	11.625	10/15/10	12,436	13,151,070
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	8,380	8,799,000
Momentive Performance Materials, Inc., Gtd. Notes(b)	B3	9.75	12/01/14	6,810	6,111,975
Momentive Performance Materials, Inc., Gtd. Notes(b)	Caa2	11.50	12/01/16	2,650	2,017,313
Mosaic Co., Sr. Notes, 144A	Ba1	7.625	12/01/14	2,375	2,541,250
Mosaic Co., Sr. Notes, 144A(b)	Ba1	7.875	12/01/16	825	886,875
Nalco Co., Sr. Notes(b)	B1	7.75	11/15/11	5,480	5,548,500
Nalco Co., Sr. Sub. Notes(b)	B3	8.875	11/15/13	1,720	1,767,300

					47,008,283

Consumer 2.1%
Levi Strauss & Co., Sr. Unsub. Notes(b)	B2	9.75	01/15/15	3,870	3,855,488
Mac-Gray Corp., Sr. Notes	B2	7.625	08/15/15	2,950	2,802,500
Realogy Corp., Gtd. Notes	Caa1	10.50	04/15/14	1,575	1,059,188
Realogy Corp., Gtd. Notes, PIK	Caa1	11.00	04/15/14	8,200	4,674,000
Realogy Corp., Gtd. Notes	Caa2	12.375	04/15/15	19,050	8,477,249
Service Corp. International, Debs.	B1	7.875	02/01/13	2,000	2,020,000
Service Corp. International, Sr. Notes	B1	6.75	04/01/16	4,975	4,813,313
Service Corp. International, Sr. Notes	B1	7.00	06/15/17	2,100	2,026,500
Simmons Co., Sr. Discount Notes(b)(j)	B3	Zero	12/15/14	2,000	1,290,000
Stewart Enterprises, Inc., Sr. Notes	Ba3	6.25	02/15/13	3,450	3,225,750

					34,243,988

Electric 8.4%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75	05/15/13	3,550	3,692,000
AES Corp., Sr. Notes(b)	B1	9.375	09/15/10	6,700	7,085,250
AES Corp., Sr. Notes(b)	B1	9.50	06/01/09	1,805	1,862,760
AES Eastern Energy LP, Pass-thru-Certs.,
Ser. 99-A	Ba1	9.00	01/02/17	2,711	2,805,843
Ser. 99-B	Ba1	9.67	01/02/29	2,000	2,350,000
CMS Energy Corp., Sr. Notes(b)	Ba1	8.50	04/15/11	1,310	1,391,443
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.55	07/17/17	3,350	3,241,199
Dynegy Holdings, Inc., Sr. Notes	B2	6.875	04/01/11	2,278	2,238,135
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50	06/01/15	4,925	4,617,188
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(b)	B2	8.375	05/01/16	5,370	5,316,300
Edison Mission Energy, Sr. Unsec’d. Notes(b)	B1	7.75	06/15/16	3,750	3,862,500
Energy Future Holdings Corp., Gtd. Notes, 144A(b)	B3	10.875	11/01/17	5,675	5,731,750

Midwest Generation LLC, Pass-thru Certs., Ser. A	Baa3	8.30	07/02/09	2,207	2,251,073
Mirant Americas Generation LLC, Sr. Notes	B3	8.30	05/01/11	10,175	10,378,500
Mirant Americas Generation LLC, Sr. Unsec’d Notes	B3	8.50	10/01/21	1,700	1,542,750
Mirant Corp., Sr. Notes, 144A(c)(f)	NR	7.40	07/15/49	1,825	1,825
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Baa3	8.25	06/01/11	1,675	1,808,405
NRG Energy, Inc., Bank Loan(f)	Ba1	4.096	02/01/13	2,343	2,187,206
NRG Energy, Inc., Bank Loan(f)	Ba1	6.33	02/01/13	4,811	4,491,557
NRG Energy, Inc., Gtd. Notes	B1	7.25	02/01/14	1,690	1,668,875
NRG Energy, Inc., Gtd. Notes	B1	7.375	02/01/16	10,250	10,045,000
NRG Energy, Inc., Gtd. Notes	B1	7.375	01/15/17	5,775	5,616,188
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	05/01/10	7,326	8,003,655
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba2	9.237	07/02/17	1,562	1,632,683
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba2	9.681	07/02/26	250	280,000
Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625	03/15/14	1,530	1,606,593
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.583	10/10/14	29,925	27,156,937
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A(b)	B3	10.25	11/01/15	6,000	5,977,500
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A(b)	B3	10.25	11/01/15	6,275	6,251,469

					135,094,584

Energy - Integrated 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg), 144A	Baa2	7.50	07/18/16	3,000	2,786,250

Energy - Other 4.2%
Compagnie Generale De Geophysique Veritas, Gtd. Notes (France)	Ba3	7.50	05/15/15	780	791,700
Forest Oil Corp., Gtd. Notes	B1	7.25	06/15/19	4,000	4,070,000
Forest Oil Corp., Gtd. Notes	B1	8.00	12/15/11	2,500	2,606,250
Forest Oil Corp., Sr. Notes	B1	8.00	06/15/08	440	441,650
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	8,250	8,332,499
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	6.625	09/01/14	4,175	4,112,375
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	04/15/16	5,600	5,488,000
Parker Drilling Co., Sr. Notes	B2	9.625	10/01/13	4,030	4,241,575
Petrohawk Energy Corp., Gtd. Notes	B3	9.125	07/15/13	5,525	5,676,938
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	6.75	05/01/14	5,900	5,383,750
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	7.00	05/01/17	1,675	1,494,937
Pioneer Natural Resources Co., Sr. Notes	Ba1	5.875	07/15/16	1,950	1,775,890
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65	03/15/17	6,430	6,085,943
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	5,865	5,557,023
Plains Exploration & Production Co., Gtd. Notes	B1	7.00	03/15/17	1,000	960,000
Plains Exploration & Production Co., Gtd. Notes(b)	B1	7.75	06/15/15	1,800	1,795,500
Tesoro Corp., Gtd. Notes	Ba1	6.25	11/01/12	1,705	1,606,963
Tesoro Corp., Gtd. Notes	Ba1	6.50	06/01/17	5,150	4,609,250
Tesoro Corp., Gtd. Notes	Ba1	6.625	11/01/15	1,725	1,595,625

					66,625,868

Foods 1.9%
Ahold Finance USA, Inc., Gtd. Notes(b)	Baa3	6.875	05/01/29	1,780	1,689,398
Ahold Finance USA, Inc., Notes	Baa3	8.25	07/15/10	1,120	1,199,341
Albertson’s LLC, Debs.	B1	7.45	08/01/29	755	695,209
Albertson’s LLC, Debs.	B1	8.70	05/01/30	1,235	1,239,314

Aramark Corp., Bank Loan(f)	Ba3	4.571	01/26/14	2,351	2,186,770
Aramark Corp., Bank Loan(f)	Ba3	5.1981	01/26/14	149	138,925
Aramark Corp., Gtd. Notes(h)	B3	6.7394	02/01/15	2,600	2,294,500
Aramark Corp., Sr. Notes(b)	B3	8.50	02/01/15	5,900	5,914,749
Carrols Corp., Gtd. Notes	B3	9.00	01/15/13	500	445,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	625	635,938
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	06/15/10	1,757	1,352,890
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50	08/01/11	4,284	4,069,800
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00	10/15/09	2,040	2,070,600
Stater Brothers Holdings, Sr. Notes	B2	7.75	04/15/15	3,500	3,307,500
Stater Brothers Holdings, Sr. Notes	B2	8.125	06/15/12	2,890	2,897,225

					30,137,159

Gaming 6.7%
Boyd Gaming Corp., Sr. Sub. Notes(b)	B1	6.75	04/15/14	3,344	2,742,080
Caesars Entertainment Corp., Sr. Sub. Notes	Caa1	8.125	05/15/11	4,430	3,721,200
CCM Merger, Inc., Notes, 144A	Caa1	8.00	08/01/13	13,840	11,625,599
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Notes, 144A	B3	12.00	10/15/15	3,050	2,409,500
Fountainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A(b)	Caa1	10.25	06/15/15	7,750	5,463,750
Harrah’s Operating Co., Inc., Gtd. Notes	Caa1	5.50	07/01/10	1,200	1,050,000
Harrah’s Operating Co., Inc., Gtd. Notes	Caa1	5.625	06/01/15	3,970	2,302,600
Harrah’s Operating Co., Inc., Gtd. Notes	Caa1	6.50	06/01/16	775	459,188
Harrah’s Operating Co., Inc., Gtd. Notes, 144A	B3	10.75	02/01/16	14,000	11,794,999
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B3	7.00	03/01/14	1,750	1,246,875
Mandalay Resort Group, Sr. Notes	Ba2	9.50	08/01/08	845	845,000
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375	02/15/10	581	598,430
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/01/09	11,615	11,527,888
MGM Mirage, Inc., Gtd. Notes	Ba2	6.875	04/01/16	3,000	2,625,000
MGM Mirage, Inc., Gtd. Notes	Ba2	7.50	06/01/16	6,000	5,400,000
MGM Mirage, Inc., Gtd. Notes	Ba2	7.625	01/15/17	2,225	2,024,750
MGM Mirage, Inc., Gtd. Notes	B1	8.375	02/01/11	5,967	5,981,918
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50	09/15/10	1,200	1,239,000
MGM Mirage, Inc., Sr. Notes	Ba2	5.875	02/27/14	2,750	2,351,250
MGM Mirage, Inc., Sr. Notes(b)	Ba2	6.75	09/01/12	2,250	2,086,875
Mohegan Tribal Gaming Authority, Gtd. Notes	Ba2	6.375	07/15/09	2,000	2,000,000
Mohegan Tribal Gaming Authority, Sr. Notes	Baa3	6.125	02/15/13	3,750	3,421,875
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	8.00	04/01/12	2,845	2,603,175
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	8.375	07/01/11	400	400,000
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75	11/01/11	1,750	1,741,250
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25	05/01/12	5,125	4,830,313
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(b)	B3	9.375	06/15/15	5,523	4,887,855
Station Casinos, Inc., Sr. Notes	B2	6.00	04/01/12	2,450	2,009,000
Station Casinos, Inc., Sr. Sub. Notes	Caa1	6.50	02/01/14	3,650	2,190,000
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa1	6.625	03/15/18	2,200	1,221,000
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa1	6.875	03/01/16	1,710	996,075
Tropicana Entertainment LLC, Sr. Sub. Notes(b)	Ca	9.625	12/15/14	6,700	3,475,625

					107,272,070

Healthcare & Pharmaceutical 12.5%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	16,238	12,990,400
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25	12/15/12	2,775	2,608,500
Alliance Imaging, Inc., Sr. Unsec’d. Notes, Ser. B	B3	7.25	12/15/12	4,805	4,516,700
Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50	12/15/23	600	471,118
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70	02/10/10	1,800	1,801,138

Columbia/HCA Healthcare Corp., MTN	Caa1	9.00	12/15/14	4,365	4,053,570
Community Health Systems, Inc., Bank Loan(f)	Ba3	6.10	07/25/14	12,725	11,704,374
Community Health Systems, Inc., Bank Loan(f)	Ba3	7.493	07/25/14	651	598,601
Community Health Systems, Inc., Gtd. Notes(b)	B3	8.875	07/15/15	8,345	8,376,294
Concentra, Inc., Bank Loan(f)	Caa1	8.196	06/25/15	2,000	1,320,000
Elan Finance PLC, Gtd. Notes (Ireland)(b)(h)	B3	7.065	11/15/11	1,020	918,000
Elan Finance PLC, Sr. Notes (Ireland)(b)	B3	7.75	11/15/11	4,800	4,464,000
Elan Finance PLC, Sr. Unsec’d. Notes (Ireland)	B3	8.875	12/01/13	4,500	4,230,000
Hanger Orthopedic Group, Inc., Sr. Notes	Caa1	10.25	06/01/14	1,985	1,994,925
HCA, Inc., Bank Loan(f)	Ba3	4.946	11/17/13	19,592	17,981,057
HCA, Inc., Sec’d. Notes	B2	9.125	11/15/14	4,500	4,635,000
HCA, Inc., Sec’d. Notes(b)	B2	9.25	11/15/16	3,375	3,501,563
HCA, Inc., Sec’d. Notes, PIK	B2	9.625	11/15/16	6,545	6,790,438
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.75	09/01/10	837	837,000
LVB Acquisition Merger Sub., Inc., Gtd. Notes, 144A(b)	B3	10.00	10/15/17	2,300	2,409,250
LVB Acquisition Merger Sub., Inc., Gtd. Notes, 144A(b)	Caa1	11.625	10/15/17	16,970	16,969,999
Medco Health Solutions, Inc., Sr. Notes	Baa3	7.25	08/15/13	455	511,271
Mylan, Inc., Bank Loan(f)	B1	6.078	10/02/14	7,481	7,199,536
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	04/01/14	500	480,000
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	01/15/16	2,730	2,593,500
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125	06/01/13	2,500	2,200,000
PTS Acquisition Corp., Bank Loan(f)	Ba3	4.9462	04/10/14	6,948	5,696,950
PTS Acquisition Corp., Sr. Notes, PIK, 144A	Caa1	9.50	04/15/15	5,525	4,475,250
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	6,425	6,103,750
Select Medical Corp., Gtd. Notes(b)	B3	7.625	02/01/15	1,925	1,520,750
Senior Housing Properties Trust, Sr. Notes	Ba1	7.875	04/15/15	4,841	4,841,000
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625	01/15/12	5,730	5,887,575
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	01/15/14	6,957	7,270,065
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	04/15/15	6,500	6,272,500
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (cost $4,151,574; purchased 6/21/07-12/19/07)(k)	Caa1	10.00	07/15/17	4,300	3,225,000
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00	10/01/14	10,750	10,346,875
Ventas Realty LP, Gtd. Notes	Ba1	8.75	05/01/09	1,400	1,421,000
Ventas Realty LP, Gtd. Notes	Ba1	9.00	05/01/12	3,648	3,839,520
Viant Holdings, Inc., Gtd Notes, 144A	Caa1	10.125	07/15/17	16,085	13,028,849

					200,085,318

Healthcare Insurance 0.1%
Coventry Health Care, Inc., Sr. Notes(b)	Ba1	6.125	01/15/15	1,000	993,046

Lodging 1.2%
Felcor Lodging LP, Gtd. Notes(b)	Ba3	8.50	06/01/11	6,275	6,149,500
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	155	143,763
Host Marriott LP, Sr. Notes	Ba1	6.75	06/01/16	1,800	1,683,000
Host Marriott LP, Sr. Notes(b)	BB(g)	6.875	11/01/14	925	881,063
Host Marriott LP, Sr. Notes(b)	Ba1	7.125	11/01/13	1,890	1,852,200
Host Marriott LP, Sr. Notes, Ser. M(b)	Ba1	7.00	08/15/12	8,150	7,966,624
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75	02/02/11	1,150	1,184,644

					19,860,794

Media & Entertainment 5.9%
AMC Entertainment, Inc., Gtd. Notes(b)	B2	11.00	02/01/16	2,465	2,307,856
AMC Entertainment, Inc., Gtd. Notes, Ser. B(b)	Ba3	8.625	08/15/12	2,125	2,146,250
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00	03/01/14	675	572,063
Cinemark, Inc., Sr. Disc. Notes(j)	B3	Zero	03/15/14	1,855	1,669,500

Clear Channel Communications, Inc., Debs.	Baa3	6.875	06/15/18	625	453,125
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.50	09/15/14	1,735	1,249,200
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.75	01/15/13	4,725	3,756,375
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875	05/15/14	2,550	1,759,500
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B1	9.875	08/15/13	10,578	9,202,859
Dex Media, Inc., Notes	B2	8.00	11/15/13	2,825	2,062,250
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375	06/15/15	3,659	3,412,018
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375	03/15/13	425	430,844
Echostar DBS Corp., Gtd. Notes	Ba3	6.625	10/01/14	4,675	4,254,250
Echostar DBS Corp., Gtd. Notes(b)	Ba3	7.00	10/01/13	1,075	1,013,188
Echostar DBS Corp., Gtd. Notes	Ba3	7.125	02/01/16	8,050	7,506,624
Idearc, Inc., Bank Loan(f)	Ba2	4.70	11/17/14	8,259	6,594,754
Idearc, Inc., Sr. Notes	B2	8.00	11/15/16	5,115	3,311,963
Intelsat Bermuda Ltd., Gtd. Notes (Bermuda)	B3	9.25	06/15/16	2,475	2,493,563
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B3	8.25	01/15/13	7,610	7,667,074
LIN Television Corp., Gtd. Notes(b)	B1	6.50	05/15/13	2,000	1,855,000
Medianews Group, Inc., Sr. Sub. Notes	B3	6.375	04/01/14	625	290,625
Medianews Group, Inc., Sr. Sub. Notes	B3	6.875	10/01/13	1,375	670,313
Morris Publishing Group LLC, Gtd. Notes	B2	7.00	08/01/13	1,050	598,500
Quebecor Media, Inc., Sr. Notes (Canada)(b)	B2	7.75	03/15/16	2,930	2,673,625
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75	03/15/16	2,550	2,326,875
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1	B3	6.875	01/15/13	1,300	793,000
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2(b)	B3	6.875	01/15/13	7,700	4,697,000
R.H. Donnelley Corp., Sr. Notes, 144A(b)	B3	8.875	10/15/17	2,000	1,250,000
R.H. Donnelley Corp., Sr. Notes, Ser. A-3	B3	8.875	01/15/16	1,310	828,575
Radio One, Inc., Gtd. Notes, Ser. B(b)	B3	8.875	07/01/11	3,400	2,737,000
Rainbow National Services LLC, Sr. Notes, 144A	B1	8.75	09/01/12	2,000	2,045,000
Rainbow National Services LLC, Sr. Sub. Debs., 144A	B2	10.375	09/01/14	205	217,300
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375	05/01/10	4,050	3,969,000
Univision Communications, Inc., Bank Loan(f)	Ba3	5.479	09/29/14	3,866	3,037,267
Univision Communications, Inc., Bank Loan(f)	Ba3	7.107	09/29/14	134	105,461
Univision Communications, Inc., Sr. Notes, PIK, 144A(b)	B3	9.75	03/15/15	7,680	4,646,400

					94,604,197

Metals 4.9%
AK Steel Corp., Gtd. Notes(b)	B1	7.75	06/15/12	3,242	3,270,368
Aleris International, Inc., Sr. Notes, PIK(b)	B3	9.00	12/15/14	2,200	1,606,000
Century Aluminum Co., Gtd. Notes	B1	7.50	08/15/14	3,952	3,833,440
FMG Finance Pty Ltd., Sec’d. Notes (Australia), 144A(b)	B1	10.625	09/01/16	3,900	4,387,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	04/01/17	15,925	16,900,406
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(b)(h)	Ba2	8.3944	04/01/15	3,500	3,438,750
Gerdau AmeriSteel Corp., Sr. Notes	Ba1	10.375	07/15/11	7,225	7,550,125
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa2	9.75	04/01/14	13,008	13,990,598
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/01/15	7,575	7,423,500
Novelis, Inc., Sr. Notes (Canada)	B3	7.25	02/15/15	2,615	2,314,275
PNA Group, Inc., Sr. Notes	B3	10.75	09/01/16	3,700	3,219,000
Ryerson, Inc., Sec’d. Notes, 144A (cost $7,562,827; purchased 10/3/07- 10/26/07)(b)(k)	B2	12.00	11/01/15	7,500	7,087,500
Southern Copper Corp., Sr. Notes	Baa2	7.50	07/27/35	3,550	3,640,234

					78,661,696

Non Captive Finance 1.6%
General Motors Acceptance Corp., Notes(b)	B1	6.75	12/01/14	2,075	1,468,480
General Motors Acceptance Corp., Notes(b)	B1	6.875	09/15/11	5,980	4,576,877
General Motors Acceptance Corp., Notes(b)	B1	6.875	08/28/12	17,590	13,367,168
GMAC LLC, Unsub. Notes	B1	6.625	05/15/12	3,000	2,269,446
Residential Capital Corp., Sr. Unsec’d. Notes	B2	7.875	06/30/10	2,510	1,261,275
Residential Capital LLC, Gtd. Notes	B2	8.50	06/01/12	5,725	2,805,250

					25,748,496

Packaging 2.8%
Ball Corp., Gtd. Notes	Ba1	6.625	03/15/18	5,205	5,165,963
Berry Plastics Holding Corp., Sec’d. Notes(h)	Caa1	6.675	09/15/14	2,025	1,599,750
Berry Plastics Holding Corp., Sec’d. Notes(b)	Caa1	8.875	09/15/14	6,475	5,649,438
Crown Americas LLC, Sr. Notes	B1	7.625	11/15/13	8,000	8,159,999
Exopack Holding Corp., Sr. Notes	B3	11.25	02/01/14	4,965	4,542,975
Graham Packaging Co., Inc., Gtd. Notes(b)	Caa1	8.50	10/15/12	2,950	2,655,000
Graham Packaging Co., Inc., Sub. Notes(b)	Caa1	9.875	10/15/14	2,650	2,226,000
Greif Brothers Corp., Gtd. Notes	Ba2	6.75	02/01/17	7,075	6,968,875
Owens Brockway Glass Container, Inc., Gtd. Notes(b)	B3	8.25	05/15/13	4,425	4,579,875
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,250	3,038,750

					44,586,625

Paper 3.3%
Boise Paper Holdings LLC, Bank Loan(f)	B2	12.50	02/22/15	4,000	3,740,000
Cascades, Inc., Sr. Notes (Canada)(b)	Ba3	7.25	02/15/13	5,025	4,434,563
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625	06/15/11	4,950	4,120,875
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	03/15/10	2,500	2,312,500
Domtar Corp., Gtd. Notes (Canada)	B1	5.375	12/01/13	1,200	1,050,000
Domtar Corp., Gtd. Notes (Canada)(b)	B+(g)	7.875	10/15/11	1,525	1,525,000
Georgia-Pacific Corp., Notes(b)	B2	8.125	05/15/11	1,440	1,429,200
Georgia-Pacific, Corp., Gtd. Notes, 144A (cost $4,800,000; purchased 12/13/06)(k)	Ba3	7.125	01/15/17	4,800	4,440,000
Glatfelter, Gtd. Notes	Ba2	7.125	05/01/16	320	314,400
Graphic Packaging International Corp., Sr. Notes	B3	8.50	08/15/11	7,155	7,029,787
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50	08/15/13	675	648,000
Jefferson Smurfit Corp., Gtd. Notes(b)	B3	8.25	10/01/12	1,000	901,250
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75	11/15/13	375	253,125
NewPage Corp., Gtd. Notes(b)	B2	10.00	05/01/12	4,800	4,872,000
NewPage Corp., Sr. Sec’d. Notes, 144A	B2	10.00	05/01/12	2,445	2,481,675
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13	1,630	1,391,613
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.00	03/15/17	1,145	961,800
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375	07/01/12	1,000	905,000
Verso Paper Holdings LLC, Sec’d. Notes, Ser. B(h)	B2	6.9894	08/01/14	1,730	1,461,850
Verso Paper Holdings LLC, Ser. B, Sec’d. Notes	B2	9.125	08/01/14	400	386,000
Verso Paper Holdings LLC, Sr. Sub. Notes, Ser. B(b)	B3	11.375	08/01/16	8,775	8,051,062

					52,709,700

Pipelines & Others 2.0%
AmeriGas Partners LP, Sr. Notes	B1	7.125	05/20/16	3,600	3,528,000
El Paso Corp., Sr. Notes, MTN(b)	Ba3	7.75	01/15/32	1,200	1,232,442
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	05/01/14	1,175	1,145,625
Inergy LP, Sr. Notes(b)	B1	6.875	12/15/14	3,000	2,925,000

Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25	03/01/16	2,625	2,684,063
Kinder Morgan Finance Co., Notes(b)	Ba2	5.70	01/05/16	2,200	2,084,500
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	06/15/14	1,475	1,562,025
Sonat, Inc., Notes	Ba3	7.625	07/15/11	1,840	1,901,804
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/01/13	6,175	5,680,999
Williams Cos., Inc., Notes(b)	Baa3	7.125	09/01/11	1,175	1,248,438
Williams Cos., Inc., Sr. Unsec’d. Notes(b)	Baa3	8.125	03/15/12	7,445	8,133,662

					32,126,558

Railroads 0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50	06/15/09	2,750	2,791,250

Retailers 2.0%
Couche-Tard Finance Corp., Sr. Sub. Notes	Ba2	7.50	12/15/13	1,225	1,221,938
GSC Holdings Corp., Gtd. Notes	Ba3	8.00	10/01/12	1,620	1,713,150
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00	10/15/15	8,535	8,535,000
Neiman-Marcus Group, Inc., Gtd. Notes(b)	B3	10.375	10/15/15	4,080	4,080,000
Pantry, Inc., Sr. Sub. Notes	B3	7.75	02/15/14	2,025	1,782,000
Rite Aid Corp., Sec’d. Notes	B3	8.125	05/01/10	7,595	7,405,125
Susser Holdings LLC, Sr. Notes, 144A	B3	10.625	12/15/13	2,640	2,712,600
Susser Holdings, LLC, Gtd. Notes(b)	B3	10.625	12/15/13	4,590	4,716,225

					32,166,038

Structure Note 0.2%
CDX North America High Yield, Ser. 9-T1, Gtd. Notes, 144A(b)	B3	8.75	12/29/12	3,500	3,329,375

Technology 6.9%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	06/01/10	15,500	14,337,500
Amkor Technology, Inc., Sr. Notes	B1	7.125	03/15/11	800	752,000
Ampex Corp., Sec’d. Notes, PIK (cost $772,814; purchased 2/15/04- 2/15/08)(a)(c)(f)(k)	NR	12.00	08/15/08	773	579,611
Avago Technologies, Sr. Notes (Singapore)	B2	10.125	12/01/13	2,260	2,384,300
Avago Technologies, Sr. Sub. Notes (Singapore)(b)	Caa1	11.875	12/01/15	3,000	3,165,000
First Data Corp., Bank Loan(f)	Ba3	5.355	09/24/14	4,975	4,468,172
First Data Corp., Bank Loan(f)	Ba3	5.355	09/24/14	4,975	4,472,664
First Data Corp., Gtd. Notes, 144A	B3	9.875	09/24/15	2,950	2,426,375
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	7.394	10/01/12	10,000	9,266,670
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	7.3944	10/01/14	4,637	4,247,095
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	7.455	10/01/14	1,333	1,220,429
Freescale Semiconductor, Inc., Sr. Notes(b)	B2	8.875	12/15/14	1,000	782,500
Freescale Semiconductor, Inc., Sr. Notes, PIK(b)	B2	9.125	12/15/14	18,050	13,176,500
Freescale Semiconductor, Inc., Sr. Sub. Notes(b)	B3	10.125	12/15/16	1,865	1,258,875
Iron Mountain, Inc., Gtd. Notes	B2	8.625	04/01/13	6,600	6,666,000
Nortel Networks Corp., Gtd. Notes (Canada)(b)	B3	4.25	09/01/08	1,022	1,009,225
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125	07/15/13	1,200	1,098,000
NXP BV, Gtd. Notes (Netherlands)(b)	B3	9.50	10/15/15	675	555,188
NXP BV, Sec’d. Notes (Netherlands)(b)	Ba3	7.875	10/15/14	2,035	1,862,025
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	02/01/15	2,600	2,015,000
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375	10/01/11	4,600	4,542,500
Sensata Technologies BV, Sr. Notes (Netherlands)(b)	B3	8.00	05/01/14	7,400	6,512,000
Sensata Technologies, Bank Loan(f)	Ba3	5.0563	04/27/13	4,102	3,539,642
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375	03/15/16	8,840	8,143,850

STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75	11/15/11	4,110	4,151,100
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125	08/15/13	5,600	5,656,000
Unisys Corp., Sr. Notes	B2	6.875	03/15/10	195	183,300
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	465	399,900
Xerox Corp., Gtd. Notes	Baa2	9.75	01/15/09	590	613,009
Xerox Corp., Sr. Notes	Baa2	6.875	08/15/11	1,350	1,411,785

					110,896,215

Telecommunications 5.1%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	3,000	3,067,500
Centennial Cellullar Operating Co., Gtd. Notes	B2	10.125	06/15/13	1,975	1,950,313
Citizens Communications Co., Notes	Ba2	9.25	05/15/11	2,475	2,561,625
Citizens Communications Co., Sr. Notes(b)	Ba2	6.25	01/15/13	1,590	1,438,950
Citizens Communications Co., Sr. Notes	Ba2	9.00	08/15/31	3,135	2,743,125
Fairpoint Communications, Inc., Sr. Notes, 144A	B3	13.125	04/01/18	7,000	6,720,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(h)	B3	10.3181	05/01/13	5,800	3,016,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	Caa1	12.50	05/01/15	1,950	702,000
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25	03/15/13	10,950	9,854,999
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark), 144A(b)	B2	8.875	05/01/16	4,950	4,801,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	08/03/09	2,000	1,990,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	Ba3	7.50	02/15/14	3,150	2,961,000
Qwest Corp., Sr. Notes	Ba1	7.625	06/15/15	5,115	4,987,125
Qwest Corp., Sr. Unsec’d. Notes(b)	Ba1	7.50	10/01/14	6,325	6,166,875
Rural Cellular Corp., Sr. Notes	B3	9.875	02/01/10	20	20,550
Sprint Capital Corp.(b)	Baa3	6.125	11/15/08	4,650	4,615,125
Suncom Wireless, Inc., Grd. Notes	Caa2	8.50	06/01/13	4,650	4,841,813
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	02/15/14	8,325	8,408,250
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	5,500	5,403,750
Windstream Corp., Sr. Notes	Ba3	8.625	08/01/16	5,950	5,845,875

					82,096,375

TOTAL CORPORATE BONDS (cost $1,641,123,472)					1,518,976,707
FOREIGN GOVERNMENT OBLIGATIONS 0.7%
Federal Republic of Argentina, Bonds(h)	B3	3.092	08/03/12	2,238	1,894,462
Federal Republic of Argentina, Bonds	B+(g)	7.00	10/03/15	4,450	3,404,250
Federal Republic of Brazil, Unsub. Notes	Ba1	10.00	08/07/11	1,920	2,260,800
Federal Republic of Peru, Bonds	Ba2	8.375	05/03/16	3,330	3,966,030

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $ 11,569,348)					11,525,542

				Shares
COMMON STOCKS 0.2%
Cable
Adelphia Recovery Trust (a)(f)				500,000	500

Electric
Mirant Corp.(a)				2,240	81,514

Media
Virgin Media, Inc.				8,521	119,890

Technology 0.2%
Xerox Corp.		137,561	2,059,288

Telecommunications
Netia SA (Poland)(a)		238,168	397,107

TOTAL COMMON STOCK (cost $ 2,249,158)			2,658,299
PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 7/28/05)(a)(f)(k)		3,000	345,000

Cable
Adelphia Communications Corp., PIK, 13.00%(f)		5,000	5
PTV, Inc., Ser. A, 10.00%		13	3

			8

TOTAL PREFFERED STOCKS (cost $4,765)			345,008

	Expiration Date	Units
WARRANTS(a)(f)
Cable
TVN Entertainment (cost $1,215,008; purchased 3/30/01-3/15/04)(k)	8/21/11	9,347	5,420

Chemicals
Sterling Chemical Holdings, Inc.	8/15/08	560	1

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc., 144A	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A	2/01/10	3,050	3
Verado Holdings, Inc., Ser. B	4/15/08	1,175	557
Versatel Telecommunications	5/15/08	2,000	2

			562

TOTAL WARRANTS (cost $4,213,592)			6,174

TOTAL LONG-TERM INVESTMENTS (cost $1,659,160,335)			1,533,511,730

	Shares
SHORT-TERM INVESTMENTS 21.5%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund–Short Term Bond Series(e)	2,183,846	19,283,363
Dryden Core Investment Fund–Taxable Money Market Series (cost $324,715,412 includes $311,557,962 of cash collateral received for securities on loan)(d)(e)	324,715,412	324,715,412

TOTAL SHORT-TERM INVESTMENTS (cost $346,484,775)		343,998,775

TOTAL INVESTMENTS(l) 117.2% (cost $2,005,645,110)		1,877,510,505
LIABILITIES IN EXCESS OF OTHER ASSETS(m) (17.2)		(275,061,210)

NET ASSETS 100.0%		$1,602,449,295

The following abbreviations are used in portfolio descriptions:

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind
144A –	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

†	The rating reflected is as of March 31, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $298,203,280; cash collateral of $311,557,962 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2008.
(i)	Amount is actual; not rounded to thousands.
(j)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.
(k)	Indicates a restricted security; the aggregate cost of such securities is $18,502,223. The aggregate value of $15,682,531 is approximately 1.0% of net assets.
(l)	As of March 31, 2008, 8 securities representing $932,547 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $932,547 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services(1)	9/20/2009	$2,000	4.65%	General Motors Corp.,
				7.125%, 7/15/13	$(152,882)
Morgan Stanley Capital Services, Inc.(1)	9/20/2010	2,500	4.20%	Lear Corp.,
				8.11%, 5/15/09	(116,583)
Citibank, NA(2)	12/20/2012	4,250	2.85%	American Axle & Manufacturing, Inc.,
				5.25%, 2/11/14	436,273

					$166,808

(1)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(2)	The portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$346,657,145	—
Level 2 - Other Significant Observable Inputs	1,529,920,813	—
Level 3 - Significant Unobservable Inputs	932,547	$166,808

Total	$1,877,510,505	$166,808

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$1,109,740	$150,060
Realized gain (loss)	(1)	—	*
Change in unrealized appreciation (depreciation)	(228,008)	16,748
Accrued discounts/premiums	7,072	—
Net purchases (sales)	43,744	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$932,547	$166,808

*	The realized gain earned during the period for other financial instruments was $19,432.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS
Aerospace & Defense 2.4%
United Technologies Corp.	124,000	$8,533,680

Beverages 3.2%
Coca-Cola Co. (The)	186,600	11,358,342

Biotechnology 7.8%
Amgen, Inc.(a)	202,800	8,472,984
Genentech, Inc.(a)	79,100	6,421,338
Gilead Sciences, Inc.(a)	246,000	12,676,380

		27,570,702

Capital Markets 2.2%
Charles Schwab Corp. (The)	229,600	4,323,368
Goldman Sachs Group, Inc. (The)	20,600	3,407,034

		7,730,402

Chemicals 3.7%
Monsanto Co.	119,600	13,335,400

Commercial Services & Supplies 2.8%
Waste Management, Inc.	296,600	9,953,896

Communications Equipment 7.1%
Cisco Systems, Inc.(a)	295,000	7,106,550
QUALCOMM, Inc.	207,800	8,519,800
Research In Motion Ltd.(a)	84,800	9,517,104

		25,143,454

Computers & Peripherals 2.4%
Apple, Inc.(a)	60,100	8,624,350

Consumer Finance 2.3%
SLM Corp.(b)	530,000	8,135,500

Diversified Consumer Services 6.9%
Career Education Corp.(a)(b)	482,500	6,137,400
H&R Block, Inc.	565,200	11,733,552
Visa, Inc.(Class A)(a)	107,100	6,678,756

		24,549,708

Energy Equipment & Services 3.3%
First Solar, Inc.(a)	30,600	7,072,884
Halliburton Co.	118,200	4,648,806

		11,721,690

Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	150,900	7,949,412

Food Products 5.4%
Cadbury Schweppes PLC, ADR (United Kingdom)(b)	202,900	8,972,238
ConAgra Foods, Inc.	432,600	10,360,770

		19,333,008

Independent Power Producers & Energy Traders 2.6%
NRG Energy, Inc.(a)(b)	240,700	9,384,893

Insurance 2.3%
American International Group, Inc.	186,300	8,057,475

Internet & Catalog Retail 2.4%
Amazon.com, Inc.(a)(b)	117,600	8,384,880

Internet Software & Services 2.2%
Google, Inc. (Class A Stock)(a)	18,000	7,928,460

Life Sciences Tools & Services 2.7%
Thermo Fisher Scientific, Inc.(a)	168,000	9,549,120

Media 4.4%
Comcast Corp. (Class A)(b)	530,800	10,265,672
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)	468,800	5,447,456

		15,713,128

Multi-Utilities 2.1%
Sempra Energy	140,400	7,480,512

Oil, Gas & Consumable Fuels 8.4%
Marathon Oil Corp.	212,800	9,703,680
Southwestern Energy Co.(a)	323,000	10,881,870
Suncor Energy, Inc.	95,200	9,172,520

		29,758,070

Pharmaceuticals 8.7%
Abbott Laboratories	169,900	9,369,985
Elan Corp. PLC, ADR (Ireland)(a)(b)	167,900	3,502,394
Roche Holding AG, ADR (Switzerland)	97,400	9,189,690
Wyeth	212,700	8,882,352

		30,944,421

Software 4.0%
Adobe Systems, Inc.(a)(b)	156,100	5,555,599
Symantec Corp.(a)	517,900	8,607,498

		14,163,097

Wireless Telecommunication Services 5.1%
NII Holdings, Inc.(a)	231,500	7,357,070
Sprint Nextel Corp.(b)	1,615,000	10,804,350

		18,161,420

TOTAL LONG-TERM INVESTMENTS (cost $325,175,983)		343,465,020

SHORT-TERM INVESTMENT 13.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $49,266,841; includes $33,848,620 of cash collateral received for securities on loan)(c)(d)	49,266,841	49,266,841

TOTAL INVESTMENTS 110.5% (cost $374,442,824)		392,731,861
LIABILITIES IN EXCESS OF OTHER ASSETS (10.5%)		(37,414,500)

NET ASSETS 100.0%		$355,317,361

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $32,680,659; cash collateral of $33,848,620 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$392,731,861	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$392,731,861	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
Aerospace & Defense 3.3%
Raytheon Co.	363,800	$23,505,118
United Technologies Corp.	535,500	36,853,110

		60,358,228

Beverages 3.6%
Coca-Cola Co.(The)	633,900	38,585,493
PepsiCo, Inc.	386,100	27,876,420

		66,461,913

Biotechnology 7.4%
Genentech, Inc.(a)	561,700	45,598,806
Gilead Sciences, Inc.(a)(b)	1,751,500	90,254,795

		135,853,601

Capital Markets 4.6%
Charles Schwab Corp. (The)(b)	1,745,000	32,858,350
Goldman Sachs Group, Inc. (The)	112,700	18,639,453
Lazard Ltd. (Class A)(b)	539,400	20,605,080
Merrill Lynch & Co., Inc.(b)	321,000	13,077,540

		85,180,423

Chemicals 3.2%
Monsanto Co.	535,500	59,708,250

Communications Equipment 9.5%
Cisco Systems, Inc.(a)	2,271,000	54,708,390
Nokia OYJ, ADR (Finland)(b)	848,000	26,991,840
QUALCOMM, Inc.	885,700	36,313,700
Research In Motion Ltd.(a)(b)	508,100	57,024,063

		175,037,993

Computers & Peripherals 4.5%
Apple, Inc.(a)	259,400	37,223,900
Hewlett-Packard Co.	1,016,600	46,417,956

		83,641,856

Diversified Consumer Services 1.6%
Visa, Inc. (Class A)(a)	462,600	28,847,736

Diversified Financial Services 0.9%
NYSE Euronext	275,700	17,013,447

Electrical Equipment 1.0%
Abb Ltd., ADR (Switzerland)	677,000	18,224,840

Energy Equipment & Services 3.8%
First Solar, Inc.(a)(b)	136,800	31,619,952
Schlumberger Ltd.(b)	441,200	38,384,400

		70,004,352

Food & Staples Retailing 4.1%
Costco Wholesale Corp.(b)	428,900	27,865,633
CVS Caremark Corp.	731,100	29,616,861
Whole Foods Market, Inc.(b)	558,100	18,400,557

		75,883,051

Health Care Equipment & Supplies 6.3%
Alcon, Inc. (b)	282,800	40,228,300
Baxter International, Inc.	626,900	36,247,358
Hologic, Inc.(a)(b)	204,200	11,353,520
St. Jude Medical, Inc.(a)	633,500	27,360,865

		115,190,043

Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp.(a)(b)	111,100	8,181,404
Marriott International, Inc. (Class A)	811,400	27,879,704

		36,061,108

Household Products 2.2%
Colgate-Palmolive Co.	526,500	41,019,615

Industrial Conglomerates 2.5%
General Electric Co.	989,300	36,613,993
Veolia Environnement SA, ADR (France)(b)	146,000	10,209,780

		46,823,773

Internet & Catalog Retail 1.8%
Amazon.com, Inc.(a)(b)	458,000	32,655,400

Internet Software & Services 4.5%
Akamai Technologies, Inc.(a)(b)	654,100	18,419,456
Google, Inc. (Class A)(a)	147,600	65,013,372

		83,432,828

IT Services 1.3%
Infosys Technologies Ltd., ADR (India)(b)	664,600	23,772,742

Life Sciences, Tools & Services 2.0%
Thermo Fisher Scientific, Inc.(a)	654,500	37,201,780

Media 4.0%
News Corp. (Class A)	1,594,900	29,904,375
Walt Disney Co. (The)(b)	1,416,400	44,446,632

		74,351,007

Multiline Retail 0.5%
Saks, Inc.(a)(b)	687,500	8,573,125

Oil, Gas & Consumable Fuels 3.7%
Marathon Oil Corp.	592,400	27,013,440
Occidental Petroleum Corp.	353,600	25,872,912
Southwestern Energy Co.(a)	447,300	15,069,537

		67,955,889

Pharmaceuticals 11.9%
Abbott Laboratories	942,000	51,951,300
Elan Corp. PLC, ADR (Ireland)(a)(b)	542,600	11,318,636
Merck & Co., Inc.(b)	784,700	29,779,365
Mylan, Inc.(b)	893,600	10,365,760
Roche Holdings Group, ADR (Switzerland)(b)	431,800	40,740,330
Schering-Plough Corp.	1,048,400	15,107,444
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	790,900	36,531,671
Wyeth	546,600	22,826,016

		218,620,522

Software 5.0%
Adobe Systems, Inc.(a)	906,000	32,244,540
Microsoft Corp.(b)	2,091,700	59,362,446

		91,606,986

Textiles, Apparel & Luxury Goods 2.7%
Coach, Inc.(a)(b)	509,700	15,367,455
NIKE, Inc. (Class B)(b)	510,800	34,734,400

		50,101,855

TOTAL LONG-TERM INVESTMENTS (cost $1,462,841,221)		1,803,582,363

SHORT-TERM INVESTMENT 21.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $393,250,714; includes $366,066,002 of cash collateral received for securities on loan)(c)(d)	393,250,714	393,250,714

TOTAL INVESTMENTS 119.2% (cost $1,856,091,935)		2,196,833,077
LIABILITIES IN EXCESS OF OTHER ASSETS (19.2%)		(353,960,734)

NET ASSETS 100.0%		$1,842,872,343

The following abbreviation is used in portfolio descriptions:

ADR American	Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $356,597,280; cash collateral of $366,066,002 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,196,833,077	—
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$2,196,833,077	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Money Market Portfolio

Schedule of Investments

March 31, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit 19.5%
Banco Santander Totta SA	3.030%	05/27/08	$25,000	$25,000,000
Barclays Bank PLC	5.200%	04/11/08	25,000	25,000,000
Barclays Bank PLC	5.370%	06/04/08	13,000	13,000,000
Barclays Bank PLC	2.650%	06/24/08	13,000	13,000,000
Branch Banking & Trust Co.	2.935%	06/11/08	20,000	20,000,000
HBOS Treasury Services PLC	5.400%	06/11/08	10,000	10,000,000
National Bank of Canada	4.280%	04/11/08	45,000	45,000,124
National Bank of Canada	5.405%	06/09/08	10,000	10,044,396
Royal Bank of Canada(a)	3.056%	04/04/08	15,000	14,999,957
Royal Bank of Scotland/New York	3.030%	05/20/08	41,000	41,000,000
State Street Bank & Trust Co.	2.800%	06/12/08	20,000	20,000,000
Unicredito Italiano Bank SPA(a)	3.085%	05/29/08	24,700	24,697,070

				261,741,547

Commercial Paper 41.0%
Bank of America Corp.(d)	2.880%	06/13/08	23,146	23,010,827
Calyon North America, Inc.(d)	4.300%	04/10/08	8,000	7,991,400
CBA (Delaware) Finance(d)	3.000%	05/15/08	20,000	19,926,667
Citigroup Funding, Inc.(d)	4.900%	04/21/08	20,000	19,945,556
Citigroup Funding, Inc.(d)	3.100%	05/15/08	25,000	24,905,278
Citigroup Funding, Inc.(d)	3.100%	05/27/08	15,000	14,927,667
Dexia Delaware LLC(d)	3.040%	05/27/08	35,000	34,834,489
Dresdner US Finance, Inc.(d)	2.890%	04/01/08	14,956	14,956,000
Fortis Funding LLC 144A(c)(d)	3.020%	05/19/08	13,000	12,947,653
Fortis Funding LLC 144A(c)(d)	3.035%	05/27/08	10,000	9,952,789
General Electric Capital Corp.(d)	2.900%	05/22/08	10,000	9,958,917
JPMorgan Chase & Co.(d)	2.940%	05/12/08	18,000	17,939,730
Long Lane Master Trust IV 144A(c)(d)	3.030%	04/11/08	20,795	20,777,498
National Australia Funding 144A(c)(d)	2.890%	06/03/08	23,009	22,892,632
Old Line Funding Corp. 144A(c)(d)	3.100%	04/04/08	32,591	32,582,633
Old Line Funding Corp. 144A(c)(d)	2.750%	04/02/08	3,762	3,761,713
PNC Funding Corp.(d)	3.225%	04/28/08	30,000	29,927,438
Prudential PLC 144A(c)(d)	3.500%	04/22/08	10,000	9,979,583
Royal Bank of Scotland 144A(c)(d)	4.620%	04/02/08	19,000	18,997,562
Stadshypotek Delaware, Inc. 144A(c)(d)	3.010%	05/19/08	8,000	7,967,893
Stadshypotek Delaware, Inc.(d)	3.120%	04/08/08	7,600	7,595,389
Stadshypotek Delaware, Inc. 144A(c)(d)	3.055%	05/22/08	15,000	14,935,081
Swedbank AB(d)	2.940%	06/06/08	20,000	19,892,200
Swedbank Mortgage AB 144A(c)(d)	3.100%	05/23/08	15,000	14,932,833
Toronto Dominion Holdings USA, Inc. 144A(c)(d)	2.485%	06/19/08	50,000	49,727,341
Tulip Funding Corp. 144A(c)(d)	2.770%	04/21/08	23,248	23,212,224
Tulip Funding Corp. 144A(c)(d)	3.035%	04/14/08	17,000	16,981,368
Tulip Funding Corp. 144A(c)(d)	3.000%	04/15/08	13,000	12,984,833
Westpac Securities NZ LT 144A(c)(d)	3.305%	01/28/09	30,000	30,000,000

				548,445,194

Other Corporate Obligations 30.4%
Banco Espanol de Credit 144A(a)(c)	3.941%	08/11/08	37,000	36,999,999
BMW US Capital LLC 144A(a)(c)	3.086%	09/04/08	10,000	10,000,000
BNP Paribas(a)	3.059%	07/03/08	3,600	3,599,546
Caja de Ahorro y Monte de Piedad de Madrid, S.A. 144A(a)(c)	4.044%	08/12/08	13,000	13,000,000
Fortis Bank NY 144A(a)(c)	3.864%	07/18/08	25,000	24,998,539
General Electric Capital Corp. M.T.N.(a)	3.344%	07/28/08	10,000	10,003,925
Genworth Life Insurance Co. (a)(b)(e) (cost $11,000,000; purchased 8/24/07)	2.679%	08/22/08	11,000	11,000,000
HSBC USA, Inc. M.T.N.(a)	2.828%	08/15/08	30,000	30,000,000
Irish Life And Permanent PLC M.T.N. 144A(a)(c)	2.649%	08/20/08	25,000	24,999,703
John Deere Capital Corp. M.T.N.(a)	2.779%	09/25/08	9,000	8,997,268
JPMorgan Chase & Co. M.T.N.(a)	3.000%	08/11/08	30,000	30,000,000
JPMorgan Chase & Co. M.T.N.(a)	3.109%	09/02/08	13,000	13,000,000
Kommunalkredit Austria AG 144A(a)(c)	2.629%	08/22/08	6,000	6,000,000
Merrill Lynch & Co. M.T.N.(a)	2.739%	08/22/08	20,000	19,986,451
MetLife Insurance Co. of Connecticut(a)(b)(e) (cost $6,000,000; purchased 7/09/07)	3.108%	07/07/08	6,000	6,000,000
Metropolitan Life Insurance Co.(a)(b)(e) (cost $8,000,000; purchased 2/01/08)	3.489%	02/02/09	8,000	8,000,000
Morgan Stanley M.T.N.(a)	3.269%	10/31/08	31,000	31,000,000
Nationwide Building Society 144A(a)(c)	2.751%	07/28/08	15,000	15,001,452
Nordea Bank AB (Finland)NY(a)	3.062%	04/02/08	3,000	2,999,997
Nordea Bank AB 144A(a)(c)	3.020%	08/08/08	20,000	20,000,000
Paccar Financial Corp.(a)	3.109%	09/02/08	10,000	10,000,000
Royal Bank of Canada M.T.N.(a)	3.118%	09/10/08	5,000	5,000,000
Royal Bank of Canada NY(a)	2.649%	06/30/08	5,900	5,899,210
Royal Bank of Scotland NY(a)	3.059%	07/03/08	4,200	4,199,365
Skandinaviska Enskilda Banken AB 144A(a)(c)	2.795%	08/19/08	36,000	35,999,999
Wal-Mart Stores, Inc.(a)	2.700%	06/16/08	7,000	6,999,333
Westpac Banking Corp. M.T.N.(a)	2.999%	07/11/08	13,000	12,999,986

				406,684,773

U.S. Government Agency 8.8%
Federal Home Loan Bank(a)	2.718%	02/17/09	10,000	10,000,000
Federal Home Loan Bank(a)	2.660%	02/19/09	25,000	25,000,000
Federal Home Loan Bank(a)	3.180%	02/23/09	25,000	25,000,000
Federal Home Loan Bank(a)	2.315%	02/27/09	33,000	33,000,000
Federal Home Loan Bank(a)	2.350%	03/27/09	25,000	25,000,000

				118,000,000

TOTAL INVESTMENTS 99.7% (amortized cost $1,334,871,514)(f)				1,334,871,514
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%				3,632,468

NET ASSETS 100.0%				$1,338,503,982

The following abbreviation is used in portfolio descriptions:

144A Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

M.T.N.	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2008.

(b)	Indicates an illiquid security.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a restricted security; the aggregate cost of such securities is $25,000,000. The aggregate value of $25,000,000 is approximately 1.9% of net assets.
(f)	The cost of Securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$1,334,871,514	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,334,871,514	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 96.6%
All Other Basic Metals — 1.0%
Cameco Corp. (Canada)	442,300	$14,581,745
Platmin Ltd., 144A (South Africa)(a)(f)	276,900	1,928,818

		16,510,563

Aluminum — 1.4%
Century Aluminum Co.(a)(b)	369,100	24,449,184

Coal — 1.5%
CONSOL Energy, Inc.	368,700	25,510,353

Copper — 4.9%
First Quantum Minerals Ltd. (Canada)	322,600	26,161,259
Freeport-McMoRan Copper & Gold, Inc. (b)	480,019	46,187,428
Southern Copper Corp.(b)	96,900	10,061,127

		82,409,814

Diversified Exploration & Production — 9.7%
Cairn Energy PLC (United Kingdom)(a)	398,000	22,385,377
Concho Resources, Inc.(a)	505,700	12,966,148
Denbury Resources, Inc.(a)	856,200	24,444,509
Devon Energy Corp.	218,400	22,785,672
Newfield Exploration Co.(a)	315,500	16,674,175
OGX Petroleo e Gas Participacoes SA (Brazil)(Private)(a)(f)(g) (original cost $6; purchased 12/11/07)	2	6
Pioneer Natural Resources Co.	286,400	14,067,968
Talisman Energy, Inc.(b)	1,374,200	24,323,340
Woodside Petroleum Ltd. (Australia)	486,362	24,224,536

		161,871,731

Diversified Metals & Mining — 3.5%
African Rainbow Minerals Ltd. (South Africa)	545,850	15,144,477
First Uranium Corp. (South Africa)(a)	390,800	2,901,160
First Uranium Corp.,144A (South Africa)(a)(f)	400,000	2,969,458
FNX Mining Co., Inc. (Canada)(a)	351,100	9,854,538
FNX Mining Co., Inc., 144A (Canada)(a)	56,300	1,580,207
Northern Dynasty Minerals Ltd.(a)(b)	859,700	7,883,449
Sterlite Industries (India) Ltd., ADR (India)(a)(b)	992,800	17,691,696

		58,024,985

Diversified Resources — 1.5%
Cia Vale do rio Doce, ADR (Brazil)(b)	718,500	24,888,840

Drillers — 3.5%
Nabors Industries Ltd.(a)(b)	198,400	6,699,968
Noble Corp.	453,200	22,510,444
Transocean, Inc.(b)	212,903	28,784,486

		57,994,898

Energy Services — 13.5%
Baker Hughes, Inc.	154,900	10,610,650
Cameron International Corp.(a)	603,200	25,117,248
Exterran Holdings, Inc.(a)(b)	181,000	11,681,740
FMC Technologies, Inc.(a)(b)	225,000	12,800,250
Halliburton Co.	643,300	25,300,989
Integra Group Holdings, GDR (a)	513,800	5,667,214
National-Oilwell Varco, Inc.(a)	294,200	17,175,396
Petroleum Geo-Services ASA, ADR (Norway)	679,800	16,906,626
Schlumberger Ltd.(b)	293,500	25,534,500
SEACOR Holdings, Inc.(a)(b)	131,400	11,216,304
Smith International, Inc.	232,800	14,952,744
Superior Energy Services, Inc. (a)(b)	394,900	15,645,938
Tenaris SA, ADR (Luxembourg)(b)	481,000	23,977,850
W-H Energy Services, Inc.(a)	136,600	9,404,910

		225,992,359

Foods — 0.9%
Agrenco Ltd., 144A (Brazil)(a)(f)	1,253,800	3,751,325
Cosan Ltd., Class A(a)(b)	972,400	11,979,968

		15,731,293

Gold — 14.2%
AGNICO-EAGLE Mines Ltd.(b)	365,700	24,761,547
AXMIN, Inc. (Canada)(a)	4,338,700	2,536,139
Barrick Gold Corp.	417,594	18,144,459
Centerra Gold, Inc. (Canada)(a)	597,600	7,836,423
Cia de Minas Buenaventura SA, ADR (Peru)	416,500	28,530,250
Crystallex International Corp. (Canada) (a)	442,700	1,004,911
Crystallex International Corp.(a)(b)	2,345,700	5,324,739
Eldorado Gold Corp. (Canada)(a)	2,220,500	15,316,031
European Goldfields Ltd. (Canada)(a)	2,382,600	12,441,654
Gabriel Resources Ltd. (Canada)(a)	1,758,800	2,895,779
Gold Reserve, Inc. (Canada)(a)	131,900	602,670
Gold Reserve, Inc.(a)(b)	596,000	2,747,560
Goldcorp, Inc.(b)	414,277	16,053,234
Greystar Resources Ltd. (Canada)(a)	756,000	4,345,463
Highland Gold Mining Ltd. (United Kingdom)(a)	427,900	1,798,238
Kinross Gold Corp.	1,166,200	25,784,682
Lihir Gold Ltd., 144A (Papua New Guinea)(a)	2,344,983	7,693,668
Lihir Gold Ltd., ADR (Papua New Guinea)	462,300	14,710,386
Nevsun Resources Ltd. (Canada)(a)	1,110,200	1,914,418
Newcrest Mining Ltd., (Australia)	518,591	15,815,412
Newcrest Mining Ltd., 144A (Australia)	245,627	7,490,859
Newmont Mining Corp.(b)	237,300	10,749,690
Orezone Resources, Inc. (Canada)(a)	1,464,300	2,139,851
Seabridge Gold Inc.(a)(b)	62,300	1,495,200
SEMAFO, Inc. (Canada)(a)	1,302,800	1,599,228
SEMAFO, Inc., 144A (Canada)(a)(f)	3,216,300	3,948,111

		237,680,602

Integrated Oil/Domestic — 5.3%
Hess Corp.	237,600	20,951,568
Marathon Oil Corp.	368,700	16,812,720
Murphy Oil Corp.	312,300	25,652,322
Occidental Petroleum Corp.	345,900	25,309,503

		88,726,113

Integrated Oil/International — 3.9%
Gazprom OAO, ADR (Russia)	319,950	16,317,450
Petroleo Brasileiro SA, ADR (Brazil)	261,000	26,650,710
Sasol Ltd., ADR (South Africa)(b)	448,600	21,707,754

		64,675,914

Iron & Steel — 5.0%
Cleveland-Cliffs, Inc.	211,400	25,329,948
MMX Mineracao e Metalicos SA (Brazil)(a)	75,400	40,606,941
Nucor Corp.	254,400	17,233,056

		83,169,945

Mineral Sands — 3.8%
OPTI Canada, Inc. (Canada)(a)	1,157,948	19,516,294
Suncor Energy, Inc.	343,000	33,048,051
UTS Energy Corp. (Canada)(a)	2,296,900	11,703,236

		64,267,581

Natural Gas Production — 13.1%
Bill Barrett Corp.(a)(b)	288,300	13,622,175
BPI Energy Holdings, Inc.(a)	2,800,000	562,800
Cabot Oil & Gas Corp.	415,600	21,129,104
CNX Gas Corp.(a)	280,100	9,041,628
Equitable Resources, Inc.	309,000	18,200,100
Petrohawk Energy Corp.(a)(b)	583,000	11,759,110
Quicksilver Resources, Inc.(a)(b)	491,000	17,936,230
Range Resources Corp.	537,750	34,120,238
Sandridge Energy Inc (a)(b)	227,900	8,922,285
Southwestern Energy Co.(a)	1,212,200	40,839,017
Trident Resources Corp.(Canada)(Private) (original cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	4,020,235
Ultra Petroleum Corp.(a)(b)	251,500	19,491,250
XTO Energy, Inc.	307,125	18,998,753

		218,642,925

Non-Natural Resources Industry — 1.4%
DP World Ltd., 144A (a)	2,930,000	2,783,500
NRG Energy, Inc.(a)(b)	537,000	20,937,630

		23,721,130

Oil & Gas Refining & Marketing — 2.4%
Frontier Oil Corp.	376,900	10,274,294
Holly Corp.	182,900	7,939,689
Valero Energy Corp.	449,800	22,089,678

		40,303,661

Oil & Gas Storage & Transportation — 1.8%
Cheniere Energy, Inc.(a)(b)	321,300	6,361,740
Williams Cos., Inc.	744,800	24,563,504

		30,925,244

Platinum — 1.6%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	685,400	26,182,280

Silver — 2.7%
Apex Silver Mines Ltd.(a)(b)	430,100	5,212,812
Coeur d’Alene Mines Corp.(a)(b)	1,455,600	5,880,624
Hecla Mining Co. (a)	460,600	5,140,296
Pan American Silver Corp. (Canada)(a)	130,458	5,044,452
Pan American Silver Corp.(a)	346,900	13,310,553
Silver Wheaton Corp (a)(b)	738,000	11,461,140

		46,049,877

TOTAL COMMON STOCKS (cost $985,977,714)		1,617,729,292

	Principal Amount (000) #

CORPORATE BONDS — 0.9%
Natural Gas Production — 0.9%
Trident Subordinated Unsecured Note, PIK, 10.635%, due 8/12/12 (cost $15,241,863 purchased 8/20/07)(Canada)(Private)(f)(g)	$16,001	14,281,491

PREFERRED STOCK — 0.8%	Shares
Diversified Exploration & Production — 0.8%
OGX Petroleo E Gas Participacoes (Class A)(Brazil) Private (a)(f)(g) (cost $13,332,356; purchased 12/17/07)	13,364,000	13,798,119

WARRANTS (a)	Units
Gold
Crystallex International Corp. Warrant, expiring 8/11/09 (Canada)(Private) (cost $ 0; purchased 2/08/08)(f)(g)	221,350	68,970

Natural Gas Production
Trident Warrant 1/01/15 (Canada)(Private) (cost $0; purchased 8/20/07)(a)(f)(g)	1,476,143	144

TOTAL WARRANTS
(cost $0)		69,114

TOTAL LONG-TERM INVESTMENTS (cost $1,014,551,933)		1,645,878,016

SHORT-TERM INVESTMENT — 24.3%	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $407,093,032; includes $379,693,774 of cash collateral received for securities on loan)(c)(d)	407,093,032	407,093,032

TOTAL INVESTMENTS(e)— 122.6% (cost $1,421,644,965)		2,052,971,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.6%)		(378,872,495)

NET ASSETS — 100.0%		$1,674,098,553

The following abbreviations are used in portfolio descriptions:

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $365,193,123; cash collateral of $379,693,774 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of March 31, 2008, 6 securities representing $32,168,965 and 1.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $32,168,965 was valued using Significant Unobservable Inputs (Level 3 as defined below).
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $32,976,403. The aggregate value of $32,168,965 is approximately 1.9% of the net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,020,802,083	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	32,168,965	—

Total	$2,052,971,048	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$33,530,418
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,361,453)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$32,168,965

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS
Aerospace & Defense 2.5%
AAR Corp.(a)(b)	48,827	$1,331,512
Applied Signal Technology, Inc.	16,199	191,148
Ceradyne, Inc.(a)(b)	35,252	1,126,654
Cubic Corp.	19,990	568,316
Curtiss-Wright Corp.	57,612	2,389,747
Esterline Technologies Corp.(a)	37,931	1,910,584
GenCorp, Inc.(a)	72,763	748,731
Moog, Inc. (Class A Stock)(a)(b)	54,920	2,318,173
Orbital Sciences Corp.(a)	75,300	1,814,730
Teledyne Technologies, Inc.(a)(b)	45,493	2,138,171
Triumph Group, Inc.(b)	21,509	1,224,507

		15,762,273

Air Freight & Logistics 0.5%
Forward Air Corp.(b)	37,129	1,315,852
HUB Group, Inc. (Class A Stock)(a)(b)	48,517	1,595,724

		2,911,576

Airlines 0.3%
Frontier Airlines Holdings, Inc.(a)(b)	47,166	119,330
Mesa Air Group, Inc.(a)	34,607	81,326
SkyWest, Inc.	78,140	1,650,317

		1,850,973

Auto Components 0.3%
Drew Industries, Inc.(a)(b)	23,435	573,220
Spartan Motors, Inc.	41,963	355,007
Standard Motor Products, Inc.	15,364	94,028
Superior Industries International, Inc.(b)	29,879	619,989

		1,642,244

Automobiles 0.2%
Fleetwood Enterprises, Inc.(a)(b)	82,710	380,466
Monaco Coach Corp.	38,600	365,928
Winnebago Industries, Inc.(b)	37,277	629,981

		1,376,375

Beverages 0.1%
Boston Beer Co., Inc. (Class A Stock)(a)(b)	13,220	628,479

Biotechnology 1.2%
ArQule, Inc.(a)	44,428	190,152
Cubist Pharmaceuticals, Inc.(a)	72,400	1,333,608
LifeCell Corp.(a)(b)	39,636	1,665,901
Martek Biosciences Corp.(a)(b)	42,351	1,294,670
Regeneron Pharmaceuticals, Inc.(a)	80,321	1,541,360
Savient Pharmaceuticals, Inc.(a)	56,553	1,131,060

		7,156,751

Building Products 1.1%
Apogee Enterprises, Inc.	37,469	577,023
Gibraltar Industries, Inc.	38,467	451,218
Griffon Corp.(a)	33,842	291,041
Lennox International, Inc.	78,073	2,808,286
NCI Building Systems, Inc.(a)(b)	25,392	614,486
Simpson Manufacturing Co., Inc.	48,174	1,309,369
Universal Forest Products, Inc.(b)	24,404	785,809

		6,837,232

Capital Markets 0.9%
Investment Technology Group, Inc.(a)(b)	56,245	2,597,393
LaBranche & Co., Inc.(a)(b)	69,706	303,221
OptionsXpress Holdings, Inc.(b)	56,774	1,175,790
Piper Jaffray Cos.(a)(b)	20,136	683,819
SWS Group, Inc.	28,565	349,350
TradeStation Group, Inc.(a)	36,953	314,840

		5,424,413

Chemicals 1.6%
A. Schulman, Inc.	35,981	738,690
Arch Chemicals, Inc.	31,960	1,190,830
Georgia Gulf Corp.(b)	44,272	306,805
H.B. Fuller Co.	74,112	1,512,625
Material Sciences Corp.(a)	15,941	123,702
NewMarket Corp.	17,720	1,336,974
OM Group, Inc.(a)(b)	38,761	2,114,024
Omnova Solutions, Inc.(a)	54,841	218,816
Penford Corp.	14,446	313,912
PolyOne Corp.(a)	119,989	764,330
Quaker Chemical Corp.	13,210	413,341
Tronox, Inc. (Class B Stock)	53,374	208,159
Zep, Inc.(b)	27,560	447,023

		9,689,231

Commercial Banks 5.8%
Boston Private Financial Holdings, Inc.(b)	48,216	510,607
Cascade Bancorp(b)	36,035	344,495
Central Pacific Financial Corp.(b)	37,016	697,752
Columbia Banking Systems, Inc.	23,121	517,448
Community Bank System, Inc.(b)	38,149	936,939
East West Bancorp, Inc.	81,323	1,443,483
First Bancorp/Puerto Rico	97,689	992,520
First Commonwealth Financial Corp.	81,904	949,267
First Financial Bancorp	39,434	530,387

First Midwest Bancorp, Inc.(b)	62,499	1,735,597
Frontier Financial Corp.(b)	53,277	941,937
Glacier Bancorp, Inc.	69,447	1,331,299
Hancock Holding Co.(b)	31,136	1,308,335
Hanmi Financial Corp.	49,593	366,492
Independent Bank Corp.	25,582	265,541
Irwin Financial Corp.(a)	24,134	128,152
Nara Bancorp, Inc.	28,004	363,772
National Penn Bancshares, Inc.	102,400	1,862,656
Old National Bancorp(b)	85,500	1,539,000
PrivateBancorp, Inc.(b)	31,793	1,000,526
Prosperity Bancshares, Inc.	49,558	1,420,332
Provident Bankshares Corp.(b)	40,700	437,118
Signature Bank(a)	38,265	975,758
South Financial Group, Inc. (The)(b)	93,467	1,388,920
Sterling Bancorp	22,874	355,233
Sterling Bancshares, Inc.	94,309	937,431
Sterling Financial Corp.	66,506	1,038,159
Susquehanna Bancshares, Inc.(b)	110,752	2,256,019
UCBH Holdings, Inc.	134,535	1,043,992
UMB Financial Corp.(b)	46,368	1,910,362
Umpqua Holdings Corp.	77,297	1,198,876
United Bankshares, Inc.(b)	49,559	1,320,747
United Community Banks, Inc.(b)	52,672	894,371
Whitney Holding Corp.(b)	83,408	2,067,684
Wilshire Bancorp, Inc.	22,597	172,641
Wintrust Financial Corp.(b)	30,367	1,061,327

		36,245,175

Commercial Services & Supplies 3.7%
ABM Industries, Inc.	56,913	1,277,128
Administaff, Inc.(b)	29,383	693,733
Angelica Corp.	12,593	225,918
Bowne & Co., Inc.	33,811	515,618
Brady Corp.	69,961	2,338,796
CDI Corp.	17,548	439,577
Consolidated Graphics, Inc.(a)(b)	14,326	802,972
G&K Services, Inc. (Class A Stock)	25,684	914,607
Healthcare Services Group	55,274	1,140,855
Heidrick & Struggles International, Inc.	22,308	725,679
Interface, Inc.(b)	72,063	1,012,485
Mobile Mini, Inc.(a)(b)	44,554	846,526
On Assignment, Inc.(a)(b)	45,596	289,535
School Specialty, Inc.(a)(b)	22,168	699,179
Spherion Corp.(a)	71,905	440,059
Standard Register Co. (The)	16,189	126,112
Tetra Tech, Inc.(a)	75,690	1,476,712
TrueBlue, Inc.(a)(b)	56,465	758,890
United Stationers, Inc.(a)(b)	30,141	1,437,726
Viad Corp.	26,481	953,581
Volt Information Sciences, Inc.(a)	17,276	293,001
Waste Connections, Inc.(a)(b)	86,440	2,657,166
Watson Wyatt Worldwide, Inc. (Class A Stock)	54,562	3,096,393

		23,162,248

Communications Equipment 1.3%
Arris Group, Inc.(a)(b)	174,265	1,014,222
Bel Fuse, Inc. (Class B Stock)	15,273	425,506
Black Box Corp.	22,840	704,614
Blue Coat Systems, Inc.(a)(b)	49,212	1,084,632
Comtech Telecommunications Corp.(a)(b)	31,225	1,217,775
Digi International, Inc.(a)	33,052	381,420
Ditech Networks, Inc.(a)	33,496	98,478
Harmonic, Inc.(a)(b)	120,150	913,140
NETGEAR, Inc.(a)(b)	45,502	907,765
Network Equipment Technologies, Inc.(a)(b)	37,550	246,704
PC-Tel, Inc.(a)	28,241	192,039
Symmetricom, Inc.(a)	59,201	206,611
Tollgrade Communications, Inc.(a)	16,911	88,614
ViaSat, Inc.(a)	34,083	740,283

		8,221,803

Computers & Peripherals 0.6%
Adaptec, Inc.(a)(b)	155,704	457,770
Avid Technology, Inc.(a)(b)	41,544	1,011,182
Hutchinson Technology, Inc.(a)(b)	33,932	539,858
Intevac, Inc.(a)	27,732	359,129
Novatel Wireless, Inc.(a)(b)	42,196	408,457
Stratasys, Inc.(a)(b)	27,039	481,294
Synaptics, Inc.(a)(b)	31,009	740,495

		3,998,185

Construction & Engineering 1.2%
EMCOR Group, Inc.(a)	84,044	1,866,617
Insituform Technologies, Inc.(a)(b)	35,356	488,973
Shaw Group, Inc. (The)(a)(b)	105,273	4,962,570

		7,318,160

Construction Materials 0.5%
Headwaters, Inc.(a)(b)	54,084	713,368
Texas Industries, Inc.(b)	35,269	2,120,020

		2,833,388

Consumer Finance 0.4%
Cash America International, Inc.	37,612	1,369,078
First Cash Financial Services, Inc.(a)	35,168	363,285
Rewards Network, Inc.(a)	34,517	154,636
World Acceptance Corp.(a)(b)	21,859	696,209

		2,583,208

Containers & Packaging 0.3%
Chesapeake Corp.(a)	25,716	123,694
Myers Industries, Inc.	36,197	475,267
Rock-Tenn Co. (Class A Stock)(b)	43,060	1,290,508

		1,889,469

Distributors 0.6%
Audiovox Corp.(a)	23,504	251,023
Building Materials Holding Corp.	37,819	165,647
LKQ Corp.(a)(b)	147,262	3,308,977

		3,725,647

Diversified Consumer Services 0.8%
Bright Horizons Family Solutions, Inc.(a)	33,884	1,458,368
Coinstar, Inc.(a)	35,760	1,006,286
CPI Corp.	6,790	117,263
Hillenbrand, Inc.(a)	80,300	1,774,630
Pre-Paid Legal Services, Inc.(a)(b)	10,937	463,838
Universal Technical Institute, Inc.(a)(b)	26,968	316,335

		5,136,720

Diversified Financial Services 0.3%
Financial Federal Corp.	32,810	715,586
Portfolio Recovery Associates, Inc.(b)	19,578	839,701

		1,555,287

Diversified Telecommunication Services 0.2%
Fairpoint Communications, Inc.	115,200	1,039,104
General Communication, Inc. (Class A Stock)(a)(b)	58,131	356,924

		1,396,028

Electric Utilities 1.0%
ALLETE, Inc.	33,362	1,288,440
Central Vermont Public Services Corp.(b)	13,277	317,320
Cleco Corp.(b)	77,513	1,719,239
El Paso Electric Co.(a)(b)	58,133	1,242,302
UIL Holdings Corp.	32,394	976,031
Unisource Energy Corp.	45,556	1,014,077

		6,557,409

Electrical Equipment 1.8%
A.O. Smith Corp.(b)	27,841	915,134
Acuity Brands, Inc.(b)	54,471	2,339,529
Baldor Electric Co.(b)	59,276	1,659,728
Belden, Inc.(b)	56,836	2,007,448
C&D Technologies, Inc.(a)(b)	33,011	165,715
Magnetek, Inc.(a)	39,058	134,360
Regal Beloit Corp.	40,434	1,481,097
Vicor Corp.	24,649	294,309
Woodward Governor Co.	76,431	2,042,236

		11,039,556

Electronic Equipment & Instruments 5.7%
Agilysys, Inc.	29,285	339,706
Anixter International, Inc.(a)(b)	38,946	2,494,102
Benchmark Electronics, Inc.(a)(b)	89,075	1,598,896
Brightpoint, Inc.(a)(b)	66,187	553,323

Checkpoint Systems, Inc.(a)(b)	51,382	1,379,607
Cognex Corp.	55,827	1,218,703
CTS Corp.	43,393	464,305
Daktronics, Inc.(b)	43,497	779,031
Electro Scientific Industries, Inc.(a)(b)	35,877	591,253
FARO Technologies, Inc.(a)(b)	21,512	670,744
FLIR Systems, Inc.(a)(b)	176,830	5,320,815
Gerber Scientific, Inc.(a)	30,404	270,292
Insight Enterprises, Inc.(a)(b)	62,698	1,097,215
Itron, Inc.(a)(b)	39,585	3,571,755
Keithley Instruments, Inc.	17,780	172,466
Littelfuse, Inc.(a)	29,275	1,023,747
LoJack Corp.(a)	23,817	301,047
Mercury Computer Systems, Inc.(a)	29,344	164,913
Methode Electronics, Inc.	48,903	571,676
MTS Systems Corp.	22,747	733,818
Newport Corp.(a)(b)	46,198	516,032
Park Electrochemical Corp.	26,211	677,554
Photon Dynamics, Inc.(a)	22,843	242,136
Planar Systems, Inc.(a)	22,835	91,568
Plexus Corp.(a)(b)	59,879	1,679,606
Radisys Corp.(a)	28,885	291,450
Rogers Corp.(a)(b)	23,118	772,372
Scansource, Inc.(a)(b)	33,410	1,209,108
SYNNEX Corp.(a)	21,739	461,302
Technitrol, Inc.	52,634	1,217,424
Trimble Navigation, Ltd.(a)(b)	156,127	4,463,671
TTM Technologies, Inc.(a)	54,579	617,834
X-Rite, Inc.(a)(b)	37,693	225,027

		35,782,498

Energy Equipment & Services 5.5%
Atwood Oceanics, Inc.(a)(b)	35,586	3,263,948
Basic Energy Services, Inc.(a)(b)	29,026	640,894
Bristow Group, Inc.(a)(b)	30,850	1,655,720
CARBO Ceramics, Inc.(b)	26,306	1,054,871
Drill-Quip, Inc.(a)	35,254	1,638,253
Gulf Island Fabrication, Inc.	14,121	405,555
Helix Energy Solutions Group, Inc.(a)(b)	118,138	3,721,346
Hornbeck Offshore Services, Inc.(a)(b)	29,792	1,360,601
ION Geophysical Corp.(a)(b)	106,509	1,469,824
Lufkin Industries, Inc.	18,895	1,205,879
Matrix Service Co.(a)(b)	34,331	589,807
NATCO Group, Inc.(a)(b)	24,036	1,123,683
Oceaneering International, Inc.(a)(b)	70,940	4,469,219
Pioneer Drilling Co.(a)(b)	64,079	1,020,778
SEACOR Holdings, Inc.(a)(b)	29,122	2,485,854
Superior Well Services, Inc.(a)	20,215	442,102
Tetra Technologies, Inc.(a)(b)	95,834	1,518,011
Unit Corp.(a)	60,752	3,441,601
W-H Energy Services, Inc.(a)(b)	39,762	2,737,614

		34,245,560

Exchange Traded Fund 0.1%
iShares S&P SmallCap 600 Index Fund(b)	6,319	378,698

Food & Staples Retailing 1.4%
Andersons, Inc. (The)	23,334	1,040,930
Casey’s General Stores, Inc.	65,302	1,475,825
Great Atlantic & Pacific Tea Co.(a)(b)	29,559	775,037
Longs Drug Stores Corp.(b)	40,856	1,734,746
Nash-Finch Co.	16,878	573,514
Performance Food Group Co.(a)	45,816	1,497,267
Spartan Stores, Inc.	28,221	588,408
United Natural Foods, Inc.(a)(b)	55,488	1,038,180

		8,723,907

Food Products 1.4%
Flowers Foods, Inc.(b)	100,767	2,493,982
Hain Celestial Group, Inc.(a)(b)	51,621	1,522,820
J&J Snack Foods Corp.	18,047	495,751
Lance, Inc.	40,225	788,410
Ralcorp Holdings, Inc.(a)(b)	33,524	1,949,421
Sanderson Farms, Inc.(b)	19,865	755,069
TreeHouse Foods, Inc.(a)	40,166	918,195

		8,923,648

Gas Utilities 3.1%
Atmos Energy Corp.(b)	115,841	2,953,946
Laclede Group, Inc. (The)	28,115	1,001,737
New Jersey Resources Corp.	53,897	1,673,502
Northwest Natural Gas Co.(b)	33,994	1,476,699
Piedmont Natural Gas Co., Inc.(b)	94,561	2,483,172
South Jersey Industries, Inc.(b)	38,173	1,340,254
Southern Union Co.	159,464	3,710,728
Southwest Gas Corp.(b)	55,490	1,551,500
UGI Corp.	137,512	3,426,799

		19,618,337

Healthcare Equipment & Supplies 4.5%
Abaxis, Inc.(a)(b)	27,900	646,443
American Medical Systems Holdings, Inc.(a)(b)	93,261	1,323,374
Analogic Corp.(b)	17,267	1,148,946
Arthrocare Corp.(a)(b)	34,303	1,144,005
Biolase Technology, Inc.(a)(b)	30,745	95,002
CONMED Corp.(a)(b)	36,902	946,167
Cooper Companies, Inc. (The)(b)	57,970	1,995,906
CryoLife, Inc.(a)	31,987	300,678
Cyberonics, Inc.(a)	28,880	418,760
Datascope Corp.	16,748	693,870
Greatbatch, Inc.(a)(b)	29,090	535,547
Haemonetics Corp.(a)(b)	33,072	1,970,430
ICU Medical, Inc.(a)(b)	15,767	453,617
IDEXX Laboratories, Inc.(a)(b)	78,530	3,868,387
Immucor, Inc.(a)(b)	90,159	1,923,993
Integra LifeSciences Holdings Corp.(a)(b)	23,786	1,033,977
Invacare Corp.	41,248	919,005
Kensey Nash Corp.(a)	15,357	444,585
Mentor Corp.(b)	43,423	1,116,840

Meridian Bioscience, Inc.(b)	51,676	1,727,529
Merit Medical Systems, Inc.(a)(b)	35,144	556,330
Osteotech, Inc.(a)	22,749	108,058
Palomar Medical Technologies, Inc.(a)(b)	23,593	356,254
SurModics, Inc.(a)(b)	19,745	826,921
Symmetry Medical, Inc.(a)(b)	45,658	757,923
Theragenics Corp.(a)	42,800	168,632
Vital Signs, Inc.	10,335	523,468
West Pharmaceutical Services, Inc.(b)	41,400	1,831,122

		27,835,769

Healthcare Providers & Services 4.3%
Air Methods Corp.(a)	13,800	667,506
Amedisys, Inc.(a)	34,131	1,342,714
AMERIGROUP Corp.(a)(b)	68,916	1,883,474
AMN Healthcare Services, Inc.(a)(b)	38,731	597,232
AmSurg Corp.(a)	40,406	956,814
Centene Corp.(a)(b)	56,162	782,898
Chemed Corp.(b)	31,081	1,311,618
Cross Country Healthcare, Inc.(a)	41,061	507,925
Gentiva Health Services, Inc.(a)	36,118	785,928
HealthExtras, Inc.(a)	47,938	1,190,780
Healthways, Inc.(a)	46,237	1,634,016
HMS Holdings Corp.(a)	28,339	809,078
inVentiv Health, Inc.(a)(b)	41,773	1,203,480
LCA-Vision, Inc.(b)	23,757	296,963
LHC Group, Inc.(a)	18,479	310,447
Matria Healthcare, Inc.(a)	27,627	616,082
Medcath Corp.(a)	17,521	318,882
Molina Healthcare, Inc.(a)(b)	18,314	447,228
Odyssey HealthCare, Inc.(a)	42,051	378,459
Owens & Minor, Inc.	52,749	2,075,146
Pediatrix Medical Group, Inc.(a)	62,583	4,218,094
Pharmerica Corp.(a)(b)	39,064	647,290
PSS World Medical, Inc.(a)(b)	83,268	1,387,245
RehabCare Group, Inc.(a)	23,231	348,465
Res-Care, Inc.(a)	32,697	560,754
Sunrise Senior Living, Inc.(a)(b)	57,704	1,285,645

		26,564,163

Healthcare Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)(b)	73,270	756,146
Omnicell, Inc.(a)(b)	44,388	892,199
Phase Forward, Inc.(a)(b)	54,479	930,502

		2,578,847

Hotels, Restaurants & Leisure 2.9%
Buffalo Wild Wings, Inc.(a)(b)	19,827	485,762
California Pizza Kitchen, Inc.(a)(b)	37,527	491,979
CEC Entertainment, Inc.(a)(b)	34,337	991,653
CKE Restaurants, Inc.	70,396	789,843
IHOP Corp.(b)	19,427	930,553
Jack in the Box, Inc.(a)(b)	76,786	2,063,239
Landry’s Restaurants, Inc.(b)	15,949	259,650

Marcus Corp.(b)	27,381	525,715
Monarch Casino & Resort, Inc.(a)	18,210	322,499
Multimedia Games, Inc.(a)	29,748	158,854
O’Charleys, Inc.	28,480	328,090
P.F. Chang’s China Bistro, Inc.(a)(b)	31,120	885,053
Panera Bread Co. (Class A Stock)(a)(b)	38,836	1,626,840
Papa John’s International, Inc.(a)(b)	26,721	646,915
Peet’s Coffee & Tea, Inc.(a)	16,098	378,464
Pinnacle Entertainment, Inc.(a)(b)	77,205	988,224
Red Robin Gourmet Burgers, Inc.(a)(b)	21,686	814,743
Ruth’s Chris Steak House(a)	25,547	176,530
Shuffle Master, Inc.(a)(b)	45,268	242,184
Sonic Corp.(a)(b)	78,368	1,727,231
Steak N Shake Co. (The)(a)(b)	36,616	288,168
Texas Roadhouse, Inc.(a)(b)	69,469	680,796
Triarc Cos., Inc. (Class B Stock)(b)	81,171	560,892
WMS Industries, Inc.(a)(b)	53,502	1,924,466

		18,288,343

Household Durables 0.9%
Bassett Furniture Industries, Inc.	15,117	186,544
Champion Enterprises, Inc.(a)(b)	99,871	1,001,706
Ethan Allen Interiors, Inc.	37,404	1,063,396
La-Z-Boy, Inc.(b)	66,159	551,766
Libbey, Inc.	18,708	315,043
M/I Homes, Inc.	15,858	269,269
Meritage Home Corp.(a)(b)	33,851	654,001
National Presto Industries, Inc.	6,065	317,806
Russ Berrie & Co., Inc.(a)	21,519	302,557
Skyline Corp.	8,794	244,649
Standard Pacific Corp.(b)	83,583	406,213
Universal Electronics, Inc.(a)	18,741	453,720

		5,766,670

Household Products 0.2%
Central Garden and Pet Co. (Class A Stock)(a)(b)	92,477	410,598
Spectrum Brands, Inc.(a)(b)	52,292	238,974
WD-40 Co.(b)	21,882	727,577

		1,377,149

Industrial Conglomerates 0.1%
Standex International Corp.	16,040	358,334
Tredegar Corp.(b)	27,647	503,451

		861,785

Insurance 3.0%
Delphi Financial Group, Inc.	55,359	1,618,144
Hilb, Rogal & Hobbs Co.	47,331	1,489,507
Infinity Property & Casualty Corp.	20,839	866,902
LandAmerica Financial Group, Inc.(b)	19,808	781,822
Navigators Group, Inc.(a)	17,243	938,019
Philadelphia Consolidated Holding Co.(a)	75,278	2,423,953
Presidential Life Corp.	27,744	483,855

ProAssurance Corp.(a)(b)	41,492	2,233,514
RLI Corp.	23,400	1,159,938
Safety Insurance Group, Inc.	20,885	712,805
SCPIE Holdings, Inc.(a)	10,093	278,062
Selective Insurance Group	69,382	1,656,842
Stewart Information Services Corp.(b)	23,184	648,920
Tower Group, Inc.	26,020	654,923
United Fire & Casualty Co.	27,978	1,046,377
Zenith National Insurance Corp.	47,826	1,715,040

		18,708,623

Internet & Catalog Retail 0.3%
Blue Nile, Inc.(a)(b)	20,346	1,101,736
PetMed Express, Inc.(a)(b)	31,230	346,341
Stamps.com, Inc.(a)	20,874	214,167

		1,662,244

Internet Software & Services 1.0%
Bankrate, Inc.(a)(b)	17,050	850,625
Dealertrack Holdings, Inc.(a)(b)	38,360	775,639
Infospace, Inc.	44,186	511,232
j2 Global Communications, Inc.(a)(b)	62,731	1,400,156
Knot, Inc. (The)(a)(b)	35,731	419,839
Perficient, Inc.(a)	41,061	326,024
United Online, Inc.	87,459	923,567
Websense, Inc.(a)(b)	58,540	1,097,625

		6,304,707

IT Services 1.3%
CACI International, Inc. (Class A Stock)(a)(b)	38,801	1,767,386
Ciber, Inc.(a)	68,856	337,394
Cybersource Corp.(a)	88,579	1,294,139
Gevity HR, Inc.	29,964	259,488
Mantech International Corp. (Class A Stock)(a)(b)	25,200	1,143,072
MAXIMUS, Inc.	23,801	873,735
SI International, Inc.(a)	16,838	323,121
Startek, Inc.(a)	14,570	134,190
SYKES Enterprises, Inc.(a)	42,078	740,152
Wright Express Corp.(a)	50,548	1,553,340

		8,426,017

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.	15,414	112,368
Jakks Pacific, Inc.(a)	36,897	1,017,250
MarineMax, Inc.(a)(b)	23,603	294,093
Nautilus Group, Inc.(b)	40,617	133,630
Polaris Industries, Inc.(b)	43,348	1,777,702
Pool Corp.(b)	61,484	1,161,433
RC2 Corp.(a)	23,109	484,596
Sturm Ruger & Co., Inc.(a)(b)	26,777	220,642

		5,201,714

Life Sciences Tools & Services 0.9%
Cambrex Corp.	37,335	258,732
Dionex Corp.(a)(b)	23,923	1,841,832
Enzo Biochem, Inc.(a)	40,258	365,945
Kendle International, Inc.(a)(b)	16,582	744,863
Parexel International Corp.(a)(b)	72,468	1,891,415
PharmaNet Development Group, Inc.(a)(b)	24,470	617,378

		5,720,165

Machinery 3.6%
Albany International Corp. (Class A Stock)	33,921	1,225,905
Astec Industries, Inc.(a)(b)	24,709	957,721
Barnes Group, Inc.	58,584	1,344,503
Briggs & Stratton Corp.(b)	64,018	1,145,922
Cascade Corp.	11,706	577,223
CLARCOR, Inc.(b)	66,222	2,354,192
EnPro Industries, Inc.(a)(b)	27,866	869,141
Gardner Denver, Inc.(a)	68,434	2,538,901
Kaydon Corp.(b)	35,866	1,574,876
Lindsay Corp.(b)	15,312	1,569,021
Lydall, Inc.(a)	21,167	242,362
Mueller Industries, Inc.	47,783	1,378,540
Robbins & Myers, Inc.	44,468	1,451,880
Toro Co.	48,272	1,997,978
Valmont Industries, Inc.(b)	22,396	1,968,384
Wabash National Corp.	39,467	354,808
Watts Water Technologies, Inc. (Class A Stock)(b)	38,109	1,068,195

		22,619,552

Marine 0.6%
Kirby Corp.(a)(b)	69,222	3,945,654

Media 0.5%
4Kids Entertainment, Inc.(a)	16,956	165,660
A.H. Belo Corp. (Class A Stock)(a)	22,600	258,318
Arbitron, Inc.(b)	36,464	1,573,786
Live Nation, Inc.(a)(b)	96,460	1,170,060
Radio One, Inc. (Class D Stock)(a)	104,469	158,793

		3,326,617

Metals & Mining 1.4%
A.M. Castle & Co.	21,032	567,864
AMCOL International Corp.(b)	28,718	896,863
Brush Engineered Materials, Inc.(a)	26,262	674,146
Century Aluminum Co.(a)(b)	37,571	2,488,703
Quanex Corp.	48,106	2,489,004
RTI International Metals, Inc.(a)(b)	29,892	1,351,417

		8,467,997

Multiline Retail 0.1%
Fred’s, Inc.(b)	51,882	531,791
Tuesday Morning Corp.(a)(b)	38,774	200,849

		732,640

Multi-Utilities 0.3%
Avista Corp.	68,257	1,335,107
CH Energy Group, Inc.(b)	17,444	678,572

		2,013,679

Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp. (Class A Stock)	125,962	6,403,908
Massey Energy Co.(b)	103,678	3,784,247
Patriot Coal Corp.(a)(b)	34,241	1,608,300
Penn Virginia Corp.(b)	53,694	2,367,368
Petroleum Development Corp.(a)(b)	19,249	1,333,378
Petroquest Energy, Inc.(a)	55,700	965,838
St. Mary Land & Exploration Co.	81,219	3,126,932
Stone Energy Corp.(a)	36,527	1,910,727
Swift Energy Co.(a)(b)	38,975	1,753,485
World Fuel Services Corp.	36,825	1,033,678

		24,287,861

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.(a)	50,574	564,406
Deltic Timber Corp.	13,576	756,183
Neenah Paper, Inc.	19,262	496,574
Schweitzer-Mauduit International, Inc.	19,991	462,592
Wausau Paper Corp.(b)	64,696	534,389

		2,814,144

Personal Products 0.3%
Chattem, Inc.(a)(b)	24,704	1,638,864
Mannatech, Inc.	20,078	143,156
USANA Health Sciences, Inc.(a)(b)	10,809	238,122

		2,020,142

Pharmaceuticals 0.6%
Alpharma, Inc. (Class A Stock)(a)(b)	56,843	1,489,854
Noven Pharmaceuticals, Inc.(a)	31,626	284,001
Salix Pharmaceuticals, Ltd.(a)(b)	61,302	384,977
Sciele Pharma, Inc.(a)(b)	46,709	910,826
ViroPharma, Inc.(a)(b)	90,018	804,761

		3,874,419

Real Estate Investment Trusts (REITs) 5.7%
Acadia Realty Trust(b)	41,445	1,000,897
BioMed Realty Trust, Inc.(b)	84,474	2,018,084
Colonial Properties Trust(b)	60,868	1,463,875
Deerfield Capital Corp.	8,659	12,210
Diamondrock Hospitality Co.	122,090	1,546,880
EastGroup Properties, Inc.(b)	30,723	1,427,391
Entertainment Properties Trust(b)	36,946	1,822,546
Essex Property Trust, Inc.(b)	32,909	3,750,967
Extra Space Storage, Inc.	85,558	1,385,184

Home Properties, Inc.(b)	42,057	2,018,315
Inland Real Estate Corp.(b)	75,385	1,146,606
Kilroy Realty Corp.(b)	42,410	2,082,754
Kite Realty Group Trust	37,331	522,634
Lexington Realty Trust(b)	78,926	1,137,324
LTC Properties, Inc.	26,121	671,571
Medical Properties Trust, Inc.(b)	83,277	942,696
Mid-America Apartment Communities, Inc.(b)	33,264	1,657,878
National Retail Properties, Inc.(b)	93,405	2,059,580
Parkway Properties, Inc.	19,655	726,449
Pennsylvania Real Estate Investment Trust(b)	50,600	1,234,134
PS Business Parks, Inc.	19,717	1,023,312
Senior Housing Properties Trust(b)	122,230	2,896,850
Sovran Self Storage, Inc.(b)	28,094	1,199,895
Tanger Factory Outlet Centers(b)	40,348	1,552,188

		35,300,220

Real Estate Management & Development 0.2%
Forestar Real Estate Group, Inc.(a)(b)	45,860	1,142,373

Road & Rail 1.3%
Arkansas Best Corp.(b)	32,384	1,031,754
Heartland Express, Inc.(b)	73,035	1,041,479
Knight Transportation, Inc.(b)	74,225	1,221,744
Landstar System, Inc.(b)	67,695	3,530,971
Old Dominion Freight Line, Inc.(a)(b)	36,528	1,162,686

		7,988,634

Semiconductors & Semiconductor Equipment 3.5%
Actel Corp.(a)(b)	34,063	521,505
Advanced Energy Industries, Inc.(a)	45,979	609,682
ATMI, Inc.(a)(b)	42,699	1,188,313
Axcelis Technologies, Inc.(a)	131,682	737,419
Brooks Automation, Inc.(a)(b)	84,397	820,339
Cabot Microelectronics Corp.(a)(b)	30,526	981,411
Cohu, Inc.	29,648	481,780
Cymer, Inc.(a)(b)	39,102	1,018,216
Diodes, Inc.(a)(b)	41,393	908,990
DSP Group, Inc.(a)(b)	41,741	531,780
Exar Corp.(a)	59,879	492,804
FEI Co.(a)(b)	46,880	1,023,390
Kopin Corp.(a)	87,361	232,380
Kulicke & Soffa Industries, Inc.(a)	68,695	328,362
Micrel, Inc.(b)	66,485	616,316
Microsemi Corp.(a)(b)	100,708	2,296,143
MKS Instruments, Inc.(a)(b)	58,985	1,262,279
Pericom Semiconductor Corp.(a)(b)	33,737	495,259
Phototronics, Inc.(a)	53,882	514,573
Rudolph Technologies, Inc.(a)(b)	39,192	382,906
Skyworks Solutions, Inc.(a)(b)	208,748	1,519,685
Standard Microsystems Corp.(a)(b)	30,107	878,522
Supertex, Inc.(a)(b)	16,578	338,357
Ultratech, Inc.(a)	30,021	288,502
Varian Semiconductor Equipment Associates, Inc.(a)(b)	97,733	2,751,185
Veeco Instruments, Inc.(a)(b)	40,972	681,364

		21,901,462

Software 4.6%
Ansoft Corp.(a)(b)	20,440	623,829
ANSYS, Inc.(a)(b)	100,937	3,484,345
Blackbaud, Inc.	58,052	1,409,503
Captaris, Inc.(a)	34,295	151,584
Catapult Communications Corp.(a)	11,689	60,198
Concur Technologies, Inc.(a)(b)	56,732	1,761,529
Epicor Software Corp.(a)(b)	75,186	842,083
EPIQ Systems, Inc.(a)(b)	40,001	620,816
FactSet Research Systems, Inc.(b)	54,704	2,946,904
Informatica Corp.(a)(b)	113,316	1,933,171
JDA Software Group, Inc.(a)	34,144	623,128
Manhattan Associates, Inc.(a)(b)	31,524	722,845
MICROS Systems, Inc.(a)(b)	105,601	3,554,530
Phoenix Technologies, Ltd.(a)	35,286	552,579
Progress Software Corp.(a)(b)	54,247	1,623,070
Quality Systems, Inc.(b)	22,540	673,270
Radiant Systems, Inc.(a)	34,621	483,655
Secure Computing Corp.(a)(b)	73,747	475,668
Smith Micro Software, Inc.(a)	38,848	237,750
Sonic Solutions, Inc.(a)(b)	33,861	326,759
SPSS, Inc.(a)(b)	22,912	888,527
Take-Two Interactive Software, Inc.(a)	98,988	2,526,174
THQ, Inc.(a)(b)	85,663	1,867,453
Tyler Technologies, Inc.(a)(b)	43,959	614,547

		29,003,917

Specialty Retail 3.2%
Aaron Rents, Inc.	69,006	1,486,389
Big 5 Sporting Goods Corp.	28,227	247,551
Brown Shoe Co., Inc.	56,948	858,206
Cabela’s, Inc.(a)(b)	50,833	719,795
Cato Corp. (The) (Class A Stock)(b)	40,223	600,932
Charlotte Russe Holdings, Inc.(a)	32,127	557,082
Childrens Place Retail Stores, Inc. (The)(a)(b)	30,374	745,985
Christopher & Banks Corp.	45,732	456,863
Dress Barn, Inc.(a)(b)	58,163	752,629
Finish Line, Inc. (Class A Stock)	62,212	296,129
Genesco, Inc.(a)	29,399	679,411
Group 1 Automotive, Inc.(b)	29,753	698,600
Gymboree Corp.(a)	36,959	1,473,925
Haverty Furniture Cos., Inc.	28,094	298,920
Hibbett Sports, Inc.(a)(b)	39,200	605,248
Hot Topic, Inc.(a)	56,134	241,938
Jo-Ann Stores, Inc.(a)(b)	32,037	471,905
Jos A. Bank Clothiers, Inc.(a)(b)	23,378	479,249
Lithia Motors, Inc.(b)	20,534	208,625
Men’s Wearhouse, Inc.	67,452	1,569,608
Midas, Inc.(a)(b)	18,437	316,932
Pep Boys-Manny, Moe & Jack(b)	53,487	532,731
Select Comfort Corp.(a)(b)	57,393	206,615

Sonic Automotive, Inc. (Class A Stock)	37,905	778,948
Stage Stores, Inc.	53,309	863,606
Stein Mart, Inc.	33,201	186,590
Tractor Supply Co.(a)(b)	42,043	1,661,540
Tween Brands, Inc.(a)	31,839	787,697
Zale Corp.(a)(b)	55,079	1,088,361
Zumiez, Inc.(a)(b)	23,121	362,768

		20,234,778

Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc.(a)(b)	106,204	1,855,384
Deckers Outdoor Corp.(a)(b)	16,768	1,807,926
Fossil, Inc.(a)(b)	59,483	1,816,611
Iconix Brand Group, Inc.(a)(b)	73,877	1,281,766
K-Swiss, Inc. (Class A Stock)	34,423	544,572
Maidenform Brands, Inc.(a)	24,213	393,946
Movado Group, Inc.	24,834	484,015
Oxford Industries, Inc.	17,959	404,616
Perry Ellis International, Inc.(a)	14,600	318,718
Quiksilver, Inc.(a)(b)	160,796	1,577,409
Skechers USA, Inc. (Class A Stock)(a)	41,900	846,799
Unifirst Corp.	18,421	683,235
Volcom, Inc.(a)(b)	18,821	380,372
Wolverine World Wide, Inc.	64,879	1,882,139

		14,277,508

Thrifts & Mortgage Finance 1.0%
Anchor Bancorp Wisconsin, Inc.(b)	22,785	432,231
Bank Mutual Corp.	62,587	672,184
BankAtlantic Bancorp, Inc. (Class A Stock)	53,415	208,853
BankUnited Financial Corp. (Class A Stock)(b)	40,406	202,434
Brookline Bancorp, Inc.	74,985	860,828
Corus Bankshares, Inc.(b)	41,029	399,212
Dime Community Bancshares	32,248	563,695
Downey Financial Corp.(b)	25,091	461,173
FirstFed Financial Corp.(a)(b)	17,658	479,415
Flagstar Bancorp, Inc.(b)	47,333	341,744
Franklin Bank Corp.(a)(b)	32,645	98,914
Guaranty Financial Group, Inc.(a)	45,645	484,750
Triad Guaranty, Inc.(a)(b)	15,915	79,575
TrustCo Bank Corp.(b)	97,269	864,722

		6,149,730

Tobacco 0.1%
Alliance One International, Inc.(a)	114,629	692,359

Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	46,683	1,395,355
Kaman Corp.	32,470	918,576
Lawson Products	5,340	147,117
Watsco, Inc.(b)	31,769	1,315,872

		3,776,920

Water Utilities 0.1%
American States Water Co.(b)	22,135	796,860

TOTAL LONG – TERM INVESTMENTS (cost $516,824,844)		621,278,140

SHORT-TERM INVESTMENTS 48.4%
Affiliated Money Market Mutual Fund 48.3%
Dryden Core Investment Fund-Taxable Money Market Series (cost $301,559,978; includes $301,164,091 of cash collateral received for securities on loan)(c)(f)	301,559,978	301,559,978

	Principal Amount (000)
U.S. Government Obligation 0.1%
U.S. Treasury Bills, 0.71%, 6/19/08(d)(e) (cost $399,386)	$400	398,948

TOTAL SHORT-TERM INVESTMENTS (cost $301,959,364)		301,958,926

TOTAL INVESTMENTS 147.8% (cost $818,784,208)		923,237,066
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (47.8%)		(298,710,787)

NET ASSETS 100.0%		$624,526,279

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $291,143,007; cash collateral of $301,164,091 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation
Long Positions:
7	Russell 2000	Jun. 08	$2,415,000	$2,328,800	$86,200
2	Russell Mini 2000	Jun. 08	138,000	132,060	5,940

					$92,140

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$922,838,118	$92,140
Level 2 - Other Significant Observable Inputs	398,948	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$923,237,066	$92,140

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
Affiliated Mutual Funds
Advanced Series Trust - Marsico Capital Growth Portfolio	1,777,822	$35,947,570
The Prudential Series Fund -
Jennison Portfolio (Class I)	1,724,894	36,102,041
Money Market Portfolio	199	1,989
Natural Resources Portfolio (Class I)	122,469	6,838,655
SP International Growth Portfolio (Class I)	2,640,163	20,197,244
SP International Value Portfolio	1,671,236	15,926,882
SP Large Cap Value Portfolio	5,247,727	55,888,288
SP Small Cap Growth Portfolio	545,144	3,723,337
SP Small Cap Value Portfolio	235,649	2,717,027

TOTAL LONG-TERM INVESTMENTS (cost $159,694,812)		177,343,033

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,111,842)	1,111,842	1,111,842

TOTAL INVESTMENTS — 100.0% (cost $160,806,654)(a)		178,454,875
LIABILITIES IN EXCESS OF OTHER ASSETS		(57,447)

NET ASSETS — 100.0%		$178,397,428

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$178,454,875	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$178,454,875	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.9%
COMMON STOCKS

Aerospace — 3.0%
Boeing Co. (The)	3,881	$288,630
Northrop Grumman Corp.	4,060	315,909
United Technologies Corp.	5,914	407,001

		1,011,540

Automobiles — 0.6%
Renault SA (France)	1,728	191,239

Biotechnology — 2.7%
Amgen, Inc.*	22,031	920,455

Clothing & Apparel — 0.8%
Polo Ralph Lauren Corp.	4,891	285,096

Commercial Banks — 1.8%
BB&T Corp.	8,580	275,075
Lloyds TSB Group PLC (United Kingdom)	38,609	345,578

		620,653

Communication Equipment — 1.9%
Motorola, Inc.	71,000	660,300

Computer Hardware — 1.1%
Fujitsu Ltd. (Japan)	56,000	366,292

Computer Services & Software — 6.9%
Cisco Systems, Inc.*	18,693	450,314
EMC Corp.*	19,694	282,412
Microsoft Corp.	24,963	708,450
Symantec Corp.*	56,000	930,720

		2,371,896

Computers — 1.0%
International Business Machines Corp.	2,925	336,785

Computers & Peripherals — 0.9%
Seagate Technology (Cayman Islands)	14,151	296,322

Consumer Finance — 1.2%
American Express Co.	9,176	401,175

Consumer Products & Services — 2.5%
Avon Products, Inc.	9,822	388,362
Estee Lauder Cos., Inc. (Class A Stock)	8,722	399,903
Henkel KGaA (Germany)	1,350	57,290

		845,555

Diversified Manufacturing Operations — 1.6%
General Electric Co.	10,551	390,493
Tyco International Ltd. (Bermuda)	3,740	164,747

		555,240

Electronic Components — 2.5%
Koninklijke (Royal) Philips Electronics NV (Netherlands)	9,138	349,559
Tyco Electronics Ltd. (Bermuda)	15,263	523,826

		873,385

Electronic Equipment & Instruments — 1.6%
Agilent Technologies, Inc.*	18,500	551,855

Electronics — 0.6%
Intel Corp.	9,979	211,355

Financial - Brokerage — 1.5%
Legg Mason, Inc.	9,259	518,319

Financial Services — 4.4%
Citigroup, Inc.	7,016	150,283
Moody’s Corp.	6,100	212,463
PNC Financial Services Group, Inc.	4,112	269,624
U.S. Bancorp	8,499	275,027
UBS AG (Switzerland)	2,514	73,058
Wells Fargo & Co.	17,500	509,250

		1,489,705

Food & Beverage — 4.4%
Cadbury Schweppes PLC (United Kingdom)	67,984	746,803
Coca-Cola Co.	4,521	275,193
Unilever NV (Netherlands)	14,737	494,871

		1,516,867

Healthcare Equipment & Supplies — 1.0%
Covidien Ltd. (Bermuda)	7,639	338,026

Healthcare-Products — 2.4%
Medtronic, Inc.	16,962	820,452

Industrial Conglomerates — 2.6%
3M Co.	11,128	880,781

Insurance — 5.7%
Berkshire Hathaway, Inc. (Class A Stock)*	6	800,400
Marsh & McLennan Cos., Inc.	11,406	277,736
Progressive Corp. (The)	55,201	887,080

		1,965,216

Iron / Steel — 0.7%
Tenaris SA, ADR (Luxembourg)	4,836	241,075

Media — 2.9%
Comcast Corp. (Class A Stock)	35,600	688,504
News Corp. (Class A Stock)	16,130	302,438

		990,942

Metals & Mining — 1.0%
Transocean, Inc.*	2,426	327,995

Office Equipment — 1.1%
Xerox Corp.	24,084	360,537

Oil, Gas & Consumable Fuels — 8.9%
Apache Corp.	2,807	339,142
BJ Services Co.	30,344	865,107
Chesapeake Energy Corp.	13,287	613,195
Total SA (Class B Stock) (France)	5,214	387,216
Weatherford International Ltd. (Bermuda)*	6,792	492,216
XTO Energy, Inc.	5,496	339,983

		3,036,859

Pharmaceuticals — 4.9%
GlaxoSmithKline PLC, ADR (United Kingdom)	5,816	246,773
Merck & Co., Inc.	4,843	183,792
Pfizer, Inc.	25,500	533,715
Sanofi-Aventis, ADR (France)	350	13,139
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,418	388,827
Wyeth	7,847	327,691

		1,693,937

Printing & Publishing — 0.9%
Washington Post Co. (The) (Class B Stock)	482	318,843

Railroads — 0.8%
Union Pacific Corp.	2,209	276,964

Retail — 4.1%
Kohl’s Corp.*	4,259	182,668
Wal-Mart Stores, Inc.	13,573	715,026
Walgreen Co.	13,499	514,177

		1,411,871

Software — 1.7%
Automatic Data Processing, Inc.	13,569	575,190

Telecommunications — 1.0%
Nokia Corp., ADR (Finland)	10,308	328,104

Transportation — 1.8%
United Parcel Service, Inc. (Class B Stock)	8,645	631,258

Waste Management — 1.4%
Waste Management, Inc.	14,759	495,312

TOTAL LONG-TERM INVESTMENTS (cost $27,721,766)		28,717,396

SHORT-TERM INVESTMENT — 15.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,408,264)(w)	5,408,264	5,408,264

TOTAL INVESTMENTS — 99.7% (cost $33,130,030)		34,125,660
Other assets in excess of liabilities — 0.3%		97,749

NET ASSETS — 100.0%		$34,223,409

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$34,125,660	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$34,125,660	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

1

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust-Marsico Capital Growth Portfolio	8,070,000	$163,175,398
Advanced Series Trust-Western Asset Core Plus Bond Portfolio(a)	8,191,097	84,204,473
The Prudential Series Fund –
Jennison Portfolio (Class I)	7,896,464	165,272,986
Money Market Portfolio	93,231	932,308
Natural Resources Portfolio (Class I)	517,345	28,888,544
SP International Growth Portfolio (Class I)	11,499,081	87,967,969
SP International Value Portfolio	7,371,824	70,253,482
SP Large Cap Value Portfolio	22,854,269	243,397,968
SP PIMCO High Yield Portfolio	190,922	1,806,126
SP PIMCO Total Return Portfolio	32,291,247	390,078,266
SP Small Cap Growth Portfolio	2,477,398	16,920,630
SP Small Cap Value Portfolio	1,090,802	12,576,942

TOTAL LONG-TERM INVESTMENTS (cost $1,155,255,732)		1,265,475,092

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,054,270)	6,054,270	6,054,270

TOTAL INVESTMENTS — 100.0% (cost $1,161,310,002)(b)		1,271,529,362
Other assets in excess of liabilities		509,648

NET ASSETS — 100.0%		$1,272,039,010

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,271,529,362	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,271,529,362	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio	2,475,947	$50,063,652
Advanced Series Trust-Western Asset Core Plus Bond Portfolio(a)	4,987,873	51,275,332
The Prudential Series Fund –
Jennison Portfolio (Class I)	2,420,634	50,663,868
Money Market Portfolio	92,837	928,372
Natural Resources Portfolio (Class I)	172,365	9,624,882
SP International Growth Portfolio (Class I)	3,637,422	27,826,278
SP International Value Portfolio	2,288,887	21,813,097
SP Large Cap Value Portfolio	7,241,950	77,126,770
SP PIMCO High Yield Portfolio	213,466	2,019,384
SP PIMCO Total Return Portfolio	23,701,594	286,315,262
SP Small Cap Growth Portfolio(a)	811,412	5,541,941
SP Small Cap Value Portfolio	362,360	4,178,016

TOTAL LONG-TERM INVESTMENTS (cost $541,325,988)		587,376,854

SHORT-TERM INVESTMENT — 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,543,777)	2,543,777	2,543,777

TOTAL INVESTMENTS — 99.9% (cost $543,869,765)(b)		589,920,631
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		532,909

NET ASSETS — 100.0%		$590,453,540

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$589,920,631	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$589,920,631	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Automobile Manufacturers — 0.6%
CarMax, Inc.*(a)	86,700	$1,683,714

Beverages — 1.0%
Heineken Holding NV (Netherlands)	55,706	2,801,086

Broadcasting — 1.1%
Grupo Televisia S.A., ADR (Mexico)	126,400	3,063,936

Business Services — 1.6%
Iron Mountain, Inc.*(a)	128,200	3,389,608
Sino-Forest Corp (Canada)*	56,000	872,912

		4,262,520

Cable Television — 0.3%
Virgin Media, Inc. (United Kingdom )	51,917	730,472

Commercial Banks — 1.3%
Bank of New York Mellon Corp. (The)	82,100	3,426,033

Computers — 1.7%
Dell, Inc.*	126,800	2,525,856
Hewlett-Packard Co.(a)	44,200	2,018,172

		4,544,028

Construction — 0.2%
Hunter Douglas NV (Netherlands)	8,453	571,843

Containers & Packaging — 1.7%
Sealed Air Corp.(a)	187,400	4,731,850

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	24,100	952,914

Diversified — 0.5%
Siemens AG (Germany)	11,300	1,224,712

Diversified Financial Services — 1.8%
E*Trade Financial Corp.*(a)	18,100	69,866
Merrill Lynch & Co., Inc.	35,600	1,450,344
Merrill Lynch & Co., Inc., 144A (original cost $4,214,400; purchased 12/24/07)(f)(g)	87,800	3,344,469

		4,864,679

Diversified Metals — 0.8%
BHP Billiton PLC (United Kingdom)	33,900	1,005,825
Rio Tinto PLC (United Kingdom)	12,100	1,256,659

		2,262,484

Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc.*(a)	83,100	2,478,873
Tyco Electronics Ltd.	49,478	1,698,085

		4,176,958

Entertainment & Leisure — 1.1%
Harley-Davidson, Inc.(a)	79,600	2,985,000

Financial - Bank & Trust — 1.0%
Toronto-Dominion Bank (Canada)	19,385	$1,189,243
Wachovia Corp.(a)	59,007	1,593,189

		2,782,432

Financial Services — 8.8%
American Express Co.	226,400	9,898,208
Ameriprise Financial, Inc.(a)	40,060	2,077,111
Discover Financial Services LLC	12,600	206,262
H&R Block, Inc.	126,600	2,628,216
Moody’s Corp.(a)	53,600	1,866,888
State Street Corp.	7,900	624,100
Visa Inc*(a)	13,890	866,180
Wells Fargo & Co.	198,100	5,764,710

		23,931,675

Food & Staples Retailing — 0.2%
Whole Foods Market, Inc.(a)	19,000	626,430

Foods — 1.6%
Diageo PLC, ADR (United Kingdom)(a)	46,600	3,789,512
Hershey Co.(a)	12,400	467,108

		4,256,620

Healthcare Equipment & Supplies — 0.8%
Covidien Ltd. (Bermuda)	49,478	2,189,402

Healthcare Providers & Services — 2.1%
Cardinal Health, Inc.	38,500	2,021,635
Express Scripts, Inc.*	29,400	1,891,008
UnitedHealth Group, Inc.	54,900	1,886,364

		5,799,007

Household Products — 1.2%
Procter & Gamble Co.	47,600	3,335,332

Industrial Conglomerates — 2.4%
General Electric Co.	117,700	4,356,077
Tyco International Ltd. (Bermuda)	49,528	2,181,708

		6,537,785

Insurance — 15.0%
AMBAC Financial Group, Inc.(a)	53,623	308,332
American International Group, Inc.	192,900	8,342,925
AON Corp.	40,510	1,628,502
Berkshire Hathaway, Inc. (Class A Stock)*	90	12,006,000
Loews Corp.	140,500	5,650,910
Markel Corp.*	534	234,944
MBIA, Inc.(a)	22,100	270,062
Millea Holdings, Inc. (Japan)	80,900	2,986,677
NIPPONKOA Insurance Co. Ltd. (Japan)	171,800	1,309,872
Principal Financial Group, Inc.(a)	16,000	891,520
Progressive Corp.(a)	244,800	3,933,936
Sun Life Financial, Inc. (Canada)	9,600	447,360
Transatlantic Holdings, Inc.	40,975	2,718,691

		40,729,731

Internet & Catalog Retail — 0.3%
Liberty Media Corp. - Interactive (Class A Stock)*(a)	42,225	681,512

Internet Services — 0.8%
eBay, Inc.*	24,800	740,032
Google, Inc. (Class A Stock)*	3,080	1,356,648

		2,096,680

Internet Software & Services — 0.3%
Amazon.com, Inc.*(a)	11,200	798,560

Investment Firms — 4.9%
Citigroup, Inc.	86,970	1,862,898
JPMorgan Chase & Co.	240,016	10,308,687
Morgan Stanley	25,400	1,160,780

		13,332,365

Materials — 0.9%
Martin Marietta Materials, Inc.(a)	22,900	2,431,293

Media — 4.9%
Comcast Corp. (Special Class A Stock)	338,870	6,428,364
Lagardere SCA (France)	9,600	717,791
Liberty Media Corp - Entertainment*	33,200	751,648
Liberty Media Corp. - Capital (Class A Stock)*	8,425	132,609
News Corp. (Class A Stock)	224,400	4,207,500
WPP Group PLC, ADR (United Kingdom)	19,600	1,168,944

		13,406,856

Metals & Mining — 1.7%
China Coal Energy Co. (Hong Kong)	1,140,700	1,987,484
Transocean, Inc.*(a)	19,908	2,691,562

		4,679,046

Mining — 0.5%
Vulcan Materials Co.(a)	22,000	1,460,800

Multi-Line Retail — 0.2%
Sears Holdings Corp.*(a)	4,100	418,569

Oil, Gas & Consumable Fuels — 15.0%
Canadian Natural Resources Ltd. (Canada)(a)	52,400	3,576,824
ConocoPhillips	132,040	10,062,768
Devon Energy Corp.	88,900	9,274,937
EOG Resources, Inc.	75,170	9,020,400
Occidental Petroleum Corp.	121,500	8,890,155

		40,825,084

Real Estate Operation & Development — 0.4%
Hang Lung Group Ltd. (Hong Kong)	238,000	1,123,846

Retail & Merchandising — 7.7%
Bed Bath & Beyond, Inc.*(a)	64,000	1,888,000
Costco Wholesale Corp.(a)	198,500	12,896,545
CVS Caremark Corp.	105,410	4,270,159
Wal-Mart Stores, Inc.	34,900	1,838,532

		20,893,236

Semiconductors & Semiconductor Equipment — 0.6%
Texas Instruments, Inc.	60,400	1,707,508

Software — 3.1%
Dun & Bradstreet Corp.	30,000	2,441,400
Microsoft Corp.	210,300	5,968,314

		8,409,714

Specialty Retail — 0.4%
Lowe’s Cos., Inc.(a)	45,200	1,036,888

Telecommunications — 0.6%
Cisco Systems, Inc.*	59,400	1,430,946

Telecommunications Wireless — 0.6%
SK Telecom Co. Ltd., ADR (South Korea)	20,100	434,361
Sprint Nextel Corp.*	165,000	1,103,850

		1,538,211

Tobacco — 3.5%
Altria Group, Inc.	131,800	2,925,960
Philip Morris International, Inc.*	131,800	6,666,444

		9,592,404

Transportation — 1.9%
Asciano Group (Australia)	34,500	126,118
China Shipping Development Co. Ltd. (China)	408,000	1,281,774
Cosco Pacific Ltd. (Hong Kong)	409,200	798,142
Kuehne & Nagel International AG (Switzerland)	13,145	1,315,029
Toll Holdings Ltd. (Australia)	45,125	413,223
United Parcel Service, Inc. (Class B Stock)(a)	18,100	1,321,662

		5,255,948

Transportation/Shipping — 1.1%
China Merchants Holdings International Co. Ltd. (Hong Kong)	598,000	2,839,149

TOTAL LONG-TERM INVESTMENTS (cost $203,115,619)		266,429,258

SHORT-TERM INVESTMENT — 19.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $53,572,773; includes $49,339,238 of cash collateral for securities on loan)(b)(w)	53,572,773	53,572,773

TOTAL INVESTMENTS(o) — 117.9% (cost $256,688,392)		320,002,031
Liabilities in excess of other assets — (17.9)%		(48,497,484)

NET ASSETS — 100.0%		$271,504,547

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $47,963,024; cash collateral of $49,339,238 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $4,214,400. The aggregate value of $3,344,469 is approximately 1.25% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of March 31, 2008, 1 security representing $3,344,469 and 1.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3 as defined below).
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$316,657,562	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	3,344,469	—

Total	$320,002,031	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$4,100,400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(755,931)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$3,344,469

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust-Marsico Capital Growth Portfolio	9,317,817	$188,406,269
Advanced Series Trust-Western Asset Core Plus Bond Portfolio(a)	3,858,316	39,663,487
The Prudential Series Fund –
Jennison Portfolio (Class I)	9,142,562	191,353,815
Money Market Portfolio	6,318	63,176
Natural Resources Portfolio (Class I)	570,243	31,842,381
SP Large Cap Value Portfolio	26,433,729	281,519,216
SP International Growth Portfolio (Class I)	13,251,163	101,371,398
SP International Value Portfolio	8,434,932	80,384,906
SP PIMCO High Yield Portfolio	2,284	21,608
SP PIMCO Total Return Portfolio	12,783,849	154,428,902
SP Small Cap Growth Portfolio	2,790,037	19,055,955
SP Small Cap Value Portfolio	1,192,153	13,745,522

TOTAL LONG-TERM INVESTMENTS (cost $998,090,301)		1,101,856,635

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost 5,918,990)	5,918,990	5,918,990

TOTAL INVESTMENTS – 100.0% (cost $1,004,009,291)(b)		1,107,775,625
LIABILITIES IN EXCESS OF OTHER ASSETS		(89,471)

NET ASSETS – 100.0%		$1,107,686,154

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,107,775,625	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,107,775,625	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS
Australia — 4.8%
CSL Ltd.	60,587	$2,043,727
Macquarie Group Ltd.	71,700	3,461,122
QBE Insurance Group Ltd.	142,800	2,898,518
Toll Holdings Ltd.	245,400	2,247,199
Woolworths Ltd.	268,400	7,113,443
WorleyParsons Ltd.	112,600	3,444,240

		21,208,249

Austria — 0.4%
Raiffeisen International Bank Holding AG	14,450	1,969,905

Brazil — 4.6%
All America Latina Logistica SA	67,484	676,878
Bolsa de Mercadorias e Futuros - BM&F	30,700	276,610
Bovespa Holding SA	363,100	4,914,586
Companhia Vale do Rio Doce, ADR(a)	201,100	6,966,104
Gafisa SA	68,500	1,136,006
Petroleo Brasileiro SA, ADR(a)	41,845	4,272,793
Unibanco - Uniao de Bancos Brasileiros, GDR	15,331	1,788,208

		20,031,185

Canada — 4.8%
Brookfield Asset Management, Inc. (Class A Stock)	17,800	479,661
Potash Corp. of Saskatchewan, Inc.	42,356	6,574,075
Research In Motion Ltd.*(a)	31,537	3,539,397
Rogers Communications, Inc. (Class B Stock)	169,665	6,102,618
Shoppers Drug Mart Corp.	81,700	4,134,150

		20,829,901

Chile — 0.4%
Centros Comerciales Sudamericanos SA, ADR, 144A*	28,000	1,807,487

China — 0.2%
China Oilfield Services Ltd. (Class H Stock)	98,000	160,675
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	512,000	609,191

		769,866

Denmark — 2.4%
Novo Nordisk A/S (Class B Stock)	97,700	6,681,014
Vestas Wind Systems A/S	36,700	4,009,230

		10,690,244

Egypt — 0.7%
Egyptian Financial Group Hermes Holding	301,500	3,106,171

Finland — 0.9%
Nokia Oyj	119,200	3,771,282

France — 7.7%
Accor SA	18,337	1,339,211
Alstom	9,274	2,010,555
Axa	120,681	4,380,190
Cie Generale de Geophysique-Veritas*	6,006	1,495,123
Eurazeo	18,000	2,301,827
Groupe Danone	21,985	1,965,915
Iliad SA	19,400	1,930,475
JC Decaux SA	58,910	1,731,744
PPR	9,668	1,432,472
Schneider Electric SA	43,800	5,667,495
Veolia Environment	135,768	9,465,422

		33,720,429

Germany — 3.7%
Beiersdorf AG	54,800	4,610,429
Continental AG	48,587	4,954,507
Deutsche Boerse AG	18,300	2,947,773
GEA Group AG*	30,727	1,033,273
Q-Cells AG*	27,300	2,709,269

		16,255,251

Greece — 1.5%
Coca-Cola Hellenic Bottling Co. SA	78,200	3,642,033
National Bank of Greece SA	55,276	2,916,474

		6,558,507

Hong Kong — 3.5%
China Merchants Holdings International Co. Ltd.	138,000	655,188
China Mobile Ltd.	183,000	2,722,903
China Mobile Ltd., ADR	9,400	705,094
CNOOC Ltd.	1,096,800	1,620,682
Esprit Holdings Ltd.	485,600	5,827,712
Li & Fung Ltd.	706,400	2,618,599
Shangri-La Asia Ltd.	460,000	1,241,222

		15,391,400

India — 1.4%
HDFC Bank Ltd., ADR	29,100	2,858,784
ICICI Bank Ltd., ADR	45,915	1,753,494
Larsen & Toubro Ltd., GDR	22,100	1,701,700

		6,313,978

Indonesia — 0.4%
Bank Rakyat Indonesia	2,401,000	1,643,270

Ireland — 0.2%
Anglo Irish Bank Corp. PLC	53,620	716,837

Israel — 0.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	41,839	1,932,543

Italy — 1.7%
Geox SpA	12,538	193,788
Saipem SpA	179,400	7,261,988

		7,455,776

Japan — 11.6%
Aeon Mall Co. Ltd.	69,900	1,938,939
Daikin Industries Ltd.	28,900	1,243,790
Daiwa Securities Group, Inc.	69,000	598,074

Fanuc Ltd.	45,700	4,346,268
Fujitsu Ltd.	102,000	667,175
Hitachi Construction Machinery Co. Ltd.	25,145	629,382
Jupiter Telecommunications Co. Ltd.*	2,887	2,699,322
K.K. DaVinci Advisors*	1,172	897,107
Komatsu Ltd.	192,700	5,345,260
Marubeni Corp.	311,000	2,265,108
Mitsubishi Corp.	98,100	2,962,289
Mitsui & Co. Ltd.	288,000	5,836,276
NGK Insulators Ltd.	210,000	3,716,292
Nintendo Co. Ltd.	21,700	11,189,607
Nippon Electric Glass Co. Ltd.	106,000	1,638,704
Sumitomo Realty & Development Co. Ltd.	34,000	599,298
Suruga Bank Ltd.	247,000	3,114,757
Yamada Denki Co. Ltd.	11,920	1,028,411

		50,716,059

Luxembourg — 0.5%
Millicom International Cellular SA*	21,800	2,061,190

Malaysia — 1.0%
Bumiputra-Commerce Holdings Bhd	671,100	2,087,680
Kuala Lumpur Kepong Bhd	412,400	2,088,754

		4,176,434

Mexico — 1.7%
America Movil SAB de CV (Class L Stock), ADR	89,663	5,710,637
Cemex SAB de CV, ADR*(a)	74,875	1,955,735

		7,666,372

Netherlands — 0.8%
Heineken NV	59,064	3,430,581

Russia — 1.3%
PIK Group, GDR, 144A*	86,900	2,129,050
Sberbank	435,300	1,362,489
Vimpel Communications, ADR	68,400	2,044,476

		5,536,015

Singapore — 2.8%
Capitaland Ltd.	1,427,000	6,583,203
Keppel Corp. Ltd.	376,000	2,704,348
Wilmar International Ltd.*	1,029,300	3,125,776

		12,413,327

South Africa — 1.1%
MTN Group Ltd.	311,553	4,725,156

South Korea — 1.2%
NHN Corp.*	9,200	2,146,837
Samsung Electronics Co. Ltd.	5,280	3,321,492

		5,468,329

Spain — 1.3%
Industria de Diseno Textil SA	74,700	4,150,066
Telefonica SA	60,223	1,730,409

		5,880,475

Switzerland — 14.4%
ABB Ltd.	471,497	12,657,446
Actelion Ltd*	62,125	3,387,442
Credit Suisse Group	86,131	4,384,173
EFG International	40,259	1,378,316
Geberit AG	9,000	1,341,255
Holcim Ltd.	41,186	4,325,546
Julius Baer Holding AG	33,197	2,446,904
Kuehne & Nagel International AG	30,000	3,001,208
Lonza Group AG	28,279	3,750,221
Nestle SA	21,795	10,890,916
Roche Holding AG	47,492	8,937,927
SGS Societe Generale	1,940	2,789,568
Xstrata PLC	51,000	3,569,909

		62,860,831

Taiwan — 0.6%
Hon Hai Precision Industry Co. Ltd.	434,115	2,486,413

United Arab Emirates — 0.3%
DP World Ltd.*	1,253,876	1,191,182

United Kingdom — 16.6%
Autonomy Corp PLC*	33,500	610,668
BG Group PLC	404,308	9,364,071
British Sky Broadcasting Group PLC	732,981	8,095,420
Capita Group PLC	241,332	3,249,726
Carphone Warehouse Group	212,400	1,201,381
Johnson Matthey PLC	18,225	725,209
Man Group PLC	452,384	4,978,406
Reckitt Benckiser Group PLC	182,270	10,096,167
Rio Tinto PLC	11,626	1,207,432
Rolls-Royce Group PLC*	634,016	5,070,920
Rolls-Royce Group PLC (Class B Stock)*	57,820,314	114,752
Rotork PLC	60,800	1,301,987
Tesco PLC	1,426,489	10,729,739
Tullow Oil PLC	218,500	2,864,216
Vedanta Resources PLC	101,400	4,218,040
Vodafone Group PLC	2,934,700	8,788,899

		72,617,033

United States — 0.4%
Las Vegas Sands Corp.*(a)	26,223	1,931,062

TOTAL LONG-TERM INVESTMENTS (cost $351,921,852)		417,332,740

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $40,305,871; includes $16,209,679 of cash collateral for securities on loan)(b)(w)	40,305,871	40,305,871

TOTAL INVESTMENTS — 104.5% (cost $392,227,723)		457,638,611
Liabilities in excess of other assets — (4.5)%		(19,804,767)

NET ASSETS — 100.0%		$437,833,844

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,787,042; cash collateral of $16,209,679 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$457,523,859	—
Level 2 - Other Significant Observable Inputs	114,752	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$457,638,611	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (3.7% represents investments purchased with collateral from securities on loan)	9.2%
Food	6.6
Financial Services	6.1
Pharmaceuticals	5.2
Oil, Gas & Consumable Fuels	5.2
Telecommunications	5.0
Real Estate	4.9
Oil & Gas	3.9
Metals & Mining	3.7
Electronic Components	3.5
Financial - Bank & Trust	3.2
Entertainment & Leisure	2.6
Chemicals	2.6
Retail & Merchandising	2.5
Wireless Telecommunication Services	2.5
Consumer Products & Services	2.3
Water	2.2
Media	2.0
Broadcasting	1.8
Commercial Banks	1.8
Insurance	1.6
Transportation	1.6
Beverages	1.6
Commercial Services	1.3
Diversified Operations	1.3
Electronics	1.3
Building Materials	1.3
Medical Supplies & Equipment	1.3
Machinery - Construction & Mining	1.2
Agriculture	1.2
Automobile Manufacturers	1.2
Automotive Parts	1.1
Lodging	1.0
Software	0.9
Internet Software & Services	0.9
Engineering/Construction	0.8
Computer Hardware	0.8
Banks	0.7
Conglomerates	0.6
Energy-other	0.6
Diversified	0.6
Retail	0.6
Construction	0.6
Diversified Machinery	0.5
Food Products	0.5
Advertising	0.4
Machinery & Equipment	0.4
Electronic Components & Equipment	0.4
Instruments - Controls	0.3
Building Products	0.3
Building & Construction	0.3
Holding Companies - Diversified	0.2
Business Services	0.2
Diversified Financials	0.1

104.5%
Liabilities in excess of other assets	(4.5)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Australia — 1.4%
AWB Ltd.	310,900	$781,363
BlueScope Steel Ltd.	104,200	939,906
CSR Ltd.	253,300	740,772
Pacific Brands Ltd.	231,100	426,629
Qantas Airways Ltd.	393,600	1,413,666
Telestra Corp. Ltd.	187,200	752,762
Zinifex Ltd.	46,500	424,114

		5,479,212

Austria — 0.2%
voestalpine AG	12,200	847,476

Belgium — 0.5%
AGFA-Gevaert NV	39,400	307,905
Dexia NV/SA	24,800	706,714
Fortis NV/SA	36,800	927,248

		1,941,867

Brazil — 0.8%
Empresa Brasileira de Aeronautica SA, ADR	76,000	3,002,760

Canada — 6.0%
Canadian National Railway Co.	113,400	5,498,483
Canadian Natural Resources Ltd.	64,200	4,395,084
Nexen, Inc.	9,800	290,816
Potash Corp. of Saskatchewan	46,000	7,139,660
Rogers Communications, Inc. (Class B Stock)	171,600	6,172,217

		23,496,260

China — 3.6%
China Life Insurance Co. Ltd.	742,600	2,552,415
China Merchants Bank Co. Ltd.	851,500	2,948,600
China Petroleum and Chemical Corp. (Class H Stock)	4,304,093	3,683,226
Country Garden Holdings Co. Ltd.*	3,721,400	3,208,495
Soho China Ltd.*	2,639,100	1,776,886

		14,169,622

Denmark — 3.8%
Carlsberg A/S (Class B Stock)	33,500	4,283,779
Danske Bank SA	28,900	1,066,144
H. Lundbeck A/S	55,800	1,393,996
Novo Nordisk SA (Class B Stock)	120,200	8,219,630

		14,963,549

Finland — 3.7%
Fortum Oyj	171,408	6,984,482
Nokia Oyj	188,500	5,963,815
Rautaruukki Oyj	17,900	863,900
TietoEnator Oyj	35,600	879,026

		14,691,223

France — 12.1%
Air Liquide	43,672	6,658,255
Arkema*	130	7,269
AXA SA	205,600	7,462,377
BNP Paribas SA	21,700	2,188,808
Ciments Francais SA	3,000	499,392
Compagnie Generale des Establissements Michelin (Class B Stock)	8,800	918,609
Credit Agricole SA	31,300	968,535
France Telecom SA	184,867	6,216,617
Groupe Danone	74,400	6,652,904
LVMH Moet Hennessy Louis Vuitton SA	53,335	5,936,309
Natixis SA	30,000	482,626
PSA Peugeot Citroen SA	19,800	1,535,148
Renault SA	8,400	929,635
Sanofi-Aventis	34,100	2,558,267
Societe Generale	3,300	323,118
Thales SA	8,600	556,805
Thomson	61,800	429,295
Total SA	17,200	1,277,353
Valeo SA	23,100	916,108
Vivendi	29,500	1,152,689

		47,670,119

Germany — 6.5%
BASF SE	63,100	8,498,541
Daimler AG	21,900	1,872,223
Deutsche Bank AG	20,200	2,286,576
Deutsche Lufthansa AG*	35,500	960,065
E.ON AG	35,300	6,534,911
Hannover Rueckversicherungs AG	9,300	484,814
Heidelberger Druckmaschinen AG	34,900	937,227
Muenchener Rueckversicherungs AG	10,200	1,994,879
ThyssenKrupp AG	38,200	2,185,580

		25,754,816

Greece — 1.6%
National Bank of Greece SA	67,400	3,556,161
OPAP SA	78,193	2,787,449

		6,343,610

Hong Kong — 3.3%
Chaoda Modern Agriculture Holdings Ltd.	691,637	785,603
China Mobile Ltd.	471,565	7,016,534
CITIC Pacific Ltd.	138,000	585,148
Hong Kong Electric Holdings	124,000	783,101
Hong Kong Exchanges and Clearing Ltd.	177,800	3,052,184
Orient Overseas International Ltd.	117,392	687,067
Solomon Systech International Ltd.	525,000	30,356

		12,939,993

Ireland — 0.5%
Allied Irish Banks PLC	51,100	1,089,105
Irish Life & Permanent PLC	45,500	889,298

		1,978,403

Israel — 2.9%
Amdocs Ltd.*	122,100	3,462,756
Teva Pharmaceutical Industries Ltd., ADR	169,900	7,847,681

		11,310,437

Italy — 1.7%
Banco Ambrosiano Veneto SpA	105,200	741,570
Banco Popolare Scarl*	37,000	612,763
Eni SpA	83,100	2,833,804
Finmeccanica SpA	28,100	955,580
Fondiaria SAI SpA	17,000	704,252
Indesit Co. SpA	27,500	358,615
Unione di Banche Italiane SCpA	26,200	671,328

		6,877,912

Japan — 11.6%
Alpine Electronics, Inc.	45,300	498,991
Alps Electric Co. Ltd.	51,800	509,789
Asahi Kasei Corp.	122,000	636,437
Astellas Pharma, Inc.	4,200	162,640
Cosmo Oil Co. Ltd.	42,000	131,882
Denki Kagaku Kogyo Kabushiki Kiasha	133,000	418,961
Fanuc Ltd.	54,600	5,192,697
Fuji Heavy Industries Ltd.	241,100	1,008,615
Hitachi Information Systems Ltd.	9,300	200,125
Honda Motor Co. Ltd.	61,400	1,752,438
Komatsu Ltd.	90,300	2,504,810
Kurabo Industries Ltd.	152,000	341,573
Kureha Corp.	134,000	836,156
Marubeni Corp.	124,600	907,500
Matsushita Electric Industrial Co. Ltd.	45,000	975,120
Mitsubishi Chemical Holdings Corp.	126,000	833,006
Mitsubishi Tanabe Seiyaku Co. Ltd.	49,000	570,716
Mitsui & Co. Ltd.	19,000	385,032
Nifco, Inc.	28,200	649,268
Nintendo Co. Ltd.	13,410	6,914,868
Nippon Oil Corp.	82,700	516,045
Nippon Paper Group, Inc.	105	248,596
Nippon Shokubai Co. Ltd.	101,000	669,753
Nippon Telegraph and Telephone Corp.	360	1,552,970
Nipro Corp.	23,000	401,023
Nissan Motor Co. Ltd.	230,200	1,902,937
NTT DoCoMo, Inc.	1,038	1,572,412
Okasan Holdings, Inc.*	30,900	152,206
Ricoh Co. Ltd.	59,000	969,523
Santen Pharmaceutical Co. Ltd.	2,800	65,309
Sanwa Holdings Corp.	136,000	590,770
Seiko Epson Corp.	4,900	131,987
Sumitomo Corp.	75,000	987,911
Sumitomo Trust & Banking Co. Ltd. (The)	149,000	1,025,421
Takefuji Corp.	2,110	44,664
Toppan Printing Co. Ltd.	36,000	417,496
Toyota Motor Corp.	116,900	5,828,581
Yamada Denki Co. Ltd.	32,929	2,840,985
Yokohama Rubber Co. Ltd.	85,000	406,752

		45,755,965

Mexico — 2.8%
America Movil SAB de CV (Series L Stock), ADR	91,453	5,824,642
Wal-Mart de Mexico SAB de CV	1,237,700	5,219,325

		11,043,967

Netherlands — 1.4%
Aegon NV	48,400	712,158
ING Groep NV, ADR	64,800	2,426,637
Koninklijke (Royal) KPN NV	36,000	608,137
Oce NV (Royal)	58,900	1,002,418
Royal Dutch Shell PLC (Class A Stock)	26,100	900,753

		5,650,103

New Zealand — 0.1%
Air New Zealand Ltd.	580,000	588,235

Norway — 0.3%
Norsk Hydro ASA	24,400	355,529
StatoilHydro ASA	21,037	630,406

		985,935

Russia — 2.1%
OAO Gazprom, ADR	102,400	5,222,400
Sberbank	991,900	3,104,647

		8,327,047

Singapore — 0.6%
MobileOne Ltd.	441,000	679,225
Neptune Orient Lines Ltd.	264,000	623,343
Singapore Airlines Ltd.	104,100	1,179,818

		2,482,386

South Korea — 1.1%
Shinhan Financial Group Co. Ltd.	83,955	4,433,631

Spain — 3.6%
Banco Bilbao Vizcaya Argentaria SA	62,400	1,374,276
Banco Santander Central Hispano SA	167,700	3,341,239
Repsol YPF SA	61,200	2,112,110
Telefonica SA	253,000	7,269,541

		14,097,166

Sweden — 0.6%
Electrolux AB (Class B Stock)	59,500	976,337
Nordea Bank AB	42,800	693,663
Volvo AB (Class B Stock)	34,600	524,079

		2,194,079

Switzerland — 11.9%
Baloise Holding	7,000	695,700
Ciba Holding AG	2,600	94,826
Credit Suisse Group	48,000	2,443,258
Georg Fischer AG*	1,400	693,233
Givaudan SA	2,592	2,564,334
Logitech International SA*	45,888	1,161,640
Nestle SA	16,400	8,195,046
Novartis AG	100,215	5,136,385
Rieter Holdings AG	1,400	535,696
Roche Holding AG	42,085	7,920,337
Swiss Reinsurance	78,500	6,857,190
Swisscom AG	5,000	1,713,070
UBS AG*	205,760	5,979,492
Verwaltungs und Privat Bank AG	2,900	640,389
Zurich Financial Services AG	6,300	1,984,015

		46,614,611

United Kingdom — 13.5%
Alliance & Leicester PLC	41,800	430,137

ARM Holdings PLC	973,200	1,699,677
AstraZeneca PLC	66,100	2,471,518
Aviva PLC	60,100	736,534
Barclays PLC	150,400	1,352,158
Beazley Group PLC	166,000	525,473
BP PLC	344,100	3,496,521
Bradford & Bingley PLC	101,000	374,338
Brit Insurance Holdings PLC	169,600	815,401
BT Group PLC	389,500	1,679,379
Carnival PLC	109,531	4,349,763
Dairy Crest Group PLC	40,400	376,041
Drax Group PLC	46,611	497,682
DS Smith PLC	158,000	490,742
DSG International PLC	317,100	399,624
GKN PLC	203,300	1,227,579
GlaxoSmithKline PLC	47,500	1,004,922
HBOS PLC	143,700	1,597,079
Legal & General Group PLC	364,200	913,626
Lloyds TSB Group PLC	132,200	1,183,285
Marks & Spencer Group PLC	322,300	2,477,041
Marston’s PLC	89,100	363,388
Next PLC	107,767	2,436,077
Northern Foods PLC	162,900	298,242
Old Mutual PLC	230,800	506,150
Reckitt Benckiser PLC	88,523	4,903,402
Royal & Sun Alliance Insurance Group PLC	274,500	701,136
Royal Bank of Scotland Group PLC	170,100	1,138,512
Royal Dutch Shell PLC (Class B Stock)	103,100	3,470,292
SABMiller PLC	120,700	2,644,587
Tate & Lyle PLC	65,200	698,752
Taylor Wimpey PLC	107,500	400,029
Tomkins PLC	125,800	446,281
TT Electronics PLC	127,500	246,083
Vodafone Group PLC	568,400	1,702,256
Vodafone Group PLC, ADR	175,900	5,190,809

		53,244,516

United States — 1.2%
Schlumberger Ltd.	55,200	4,802,400

TOTAL LONG-TERM INVESTMENTS (cost $356,110,120)		391,687,300

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $2,425,156)(w)	2,425,156	2,425,156

TOTAL INVESTMENTS — 100.0% (cost $358,535,276)		394,112,456
Other assets in excess of liabilities(x)		114,174

NET ASSETS — 100.0%		$394,226,630

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

CHF	Swiss Franc

EUR	Euro

MXN	Mexican Peso

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso
Expiring 06/06/08	MXN	24,000	$2,178,847	$2,235,634	$56,787

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euro
Expiring 06/24/08	EUR	12,150	17,432,821	19,106,552	(1,673,731)
Mexican Peso
Expiring 06/06/08	MXN	121,300	10,945,678	11,299,269	(353,591)
Swiss Franc
Expiring 06/24/08	CHF	6,400	5,584,642	6,443,866	(859,224)

			$33,963,141	$36,849,687	$(2,886,546)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$394,112,456	—
Level 2 - Other Significant Observable Inputs	—	$(2,829,759)
Level 3 - Significant Unobservable Inputs	—	—

Total	$394,112,456	$(2,829,759)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2008 were as follows:

Telecommunications	11.3%
Financial - Bank & Trust	11.0
Pharmaceuticals	8.1
Insurance	7.4
Chemicals	7.1
Oil, Gas & Consumable Fuels	6.9
Automobile Manufacturers	3.8
Food	2.2
Retail	1.9
Electric	1.9
Electric Utilities	1.8
Beverages	1.8
Leisure Equipment & Products	1.8
Diversified Operations	1.7
Transportation	1.7
Food Products	1.7
Media	1.6
Financial Services	1.4
Retail & Merchandising	1.4
Consumer Products & Services	1.4
Oil & Gas Exploration/Production	1.3
Electronics	1.3
Wireless Telecommunication Services	1.3
Automobiles	1.3
Real Estate	1.3
Aerospace & Defense	1.1
Entertainment & Leisure	1.1
Airlines	1.0
Automotive Parts	0.8
Diversified Financial Services	0.8
Gaming	0.7
Machinery - Construction & Mining	0.6
Affiliated Money Market Mutual Fund	0.6
Home Furnishings	0.6
Iron / Steel	0.5
Oil & Gas	0.5
Distribution/Wholesale	0.5
Building Materials	0.5
Office Equipment	0.4
Metals & Mining	0.4
Semiconductor Components	0.4
Telecom - Cellular	0.4
Foods	0.4
Computer Hardware	0.3
Multimedia	0.3
Commercial Banks	0.3
Computer Services & Software	0.3
Furniture	0.3
Machinery	0.2
Steel Producers/Products	0.2
Rubber/Plastic Products	0.2
Farming & Agriculture	0.2
Agriculture	0.2
Electronic Components	0.2
Miscellaneous Manufacturing	0.2
Insurance - Property Insurance	0.2
Auto/Trucks Parts & Equipment	0.2
Machinery & Equipment	0.1
Diversified Machinery	0.1
Independent Power Producers & Energy Traders	0.1
Paper & Forest Products	0.1
Mining	0.1
Commercial Services	0.1
Healthcare-Products	0.1
Construction	0.1
Textiles	0.1
Paper & Related Products	0.1

100.0%
Other assets in excess of liabilities	—

100.0%

SP LARGE CAP VALUE PORTFOL IO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	2500	$185,925
General Dynamics Corp.	7,300	608,601
Goodrich Corp.	8,700	500,337
Northrop Grumman Corp.	97,300	7,570,913
United Technologies Corp.	121,600	8,368,512

		17,234,288

Auto Components — 0.5%
Johnson Controls, Inc.	113,500	3,836,300

Automotive Parts — 0.2%
Advance Auto Parts, Inc.	23,700	806,985
PACCAR, Inc.	13,500	607,500

		1,414,485

Banks — 2.7%
Colonial BancGroup, Inc. (The)(a)	62,400	600,912
Fannie Mae(a)	344,600	9,069,872
KeyCorp(a)	217,769	4,780,030
Wells Fargo & Co.	212,600	6,186,660

		20,637,474

Beverages — 0.4%
Coca-Cola Co.	39,800	2,422,626
Pepsi Bottling Group, Inc.	6,900	233,979

		2,656,605

Biotechnology — 0.1%
Gilead Sciences, Inc.*	17,400	896,622

Biotechnology Healthcare — 0.1%
Celgene Corp.*(a)	14,700	900,963

Chemicals — 2.2%
Dow Chemical Co.	122,000	4,495,700
E.I. DuPont de Nemours & Co.(a)	49,100	2,295,916
Eastman Chemical Co.	59,600	3,722,020
PPG Industries, Inc.(a)	22,800	1,379,628
Rohm & Haas Co.(a)	82,600	4,467,008

		16,360,272

Clothing & Apparel — 0.4%
Limited Brands, Inc.(a)	74,000	1,265,400
Polo Ralph Lauren Corp.	3,100	180,699
VF Corp.	23,000	1,782,730

		3,228,829

Commercial Banks — 4.4%
Bank of America Corp.	700,568	26,558,533
Bank of New York Mellon Corp. (The)	11,400	475,722
Comerica, Inc.(a)	46,600	1,634,728
Huntington Bancshares, Inc.(a)	178,100	1,914,575
National City Corp.(a)	41,100	408,945
Zions Bancorp(a)	43,700	1,990,535

		32,983,038

Commercial Services — 0.4%
Domtar Corp. (Canada)*(a)	235,800	1,610,514
Paychex, Inc.(a)	33,900	1,161,414

		2,771,928

Communications Equipment — 0.2%
Alcatel-Lucent, ADR (France)(a)	233,100	1,342,656

Computer Hardware
Seagate Technology(a)	4,200	87,948

Computer Services & Software — 0.2%
Allegheny Energy, Inc.	22,800	1,151,400

Computers — 0.1%
SanDisk Corp.*	9,900	223,443
Sun Microsystems, Inc.*	14,200	220,526

		443,969

Computers & Peripherals — 0.1%
Hewlett-Packard Co.(a)	25,000	1,141,500

Conglomerates
Cooper Industries Ltd. (Class A Stock) (Bermuda)	400	16,060

Construction — 0.2%
Toll Brothers, Inc.*(a)	73,400	1,723,432

Consumer Products & Services — 1.4%
Kimberly-Clark Corp.	15,100	974,705
Procter & Gamble Co.	77,100	5,402,397
UST, Inc.(a)	72,288	3,941,142

		10,318,244

Diversified — 0.4%
AMB Property Corp.(a)	32,300	1,757,766
BHP Billiton Ltd. (Australia)(a)	8,900	586,065
Vornado Realty Trust	3,700	318,977

		2,662,808

Diversified Financial Services — 7.1%
BB&T Corp.(a)	25,100	804,706
Capital One Financial Corp.(a)	76,700	3,775,174
CIT Group, Inc.(a)	137,100	1,624,635
Citigroup, Inc.	672,800	14,411,376
Goldman Sachs Group, Inc. (The)	20,600	3,407,034
JPMorgan Chase & Co.	100,600	4,320,770
Lehman Brothers Holdings, Inc.(a)	55,900	2,104,076
Merrill Lynch & Co., Inc.	86,700	3,532,158
Morgan Stanley	116,000	5,301,200
NYSE Euronext, Inc.	3,700	228,327
State Street Corp.	9,700	766,300
SunTrust Banks, Inc.(a)	36,900	2,034,666
TCF Financial Corp.	77,200	1,383,424
U.S. Bancorp	305,200	9,876,272

		53,570,118

Diversified Telecommunication Services — 4.4%
AT&T, Inc.	424,300	16,250,690
Cisco Systems, Inc.*	44,400	1,069,596
Corning, Inc.	65,400	1,572,216
Motorola, Inc.	1,100	10,230
Sprint Nextel Corp.*	174,000	1,164,060
Verizon Communications, Inc.	362,400	13,209,480

		33,276,272

Electric — 0.2%
DTE Energy Co.	44,000	1,711,160

Electric - Integrated — 0.2%
Sierra Pacific Resources(a)	136,300	1,721,469

Electric Utilities — 6.9%
American Electric Power Co., Inc.	119,600	4,978,948
CMS Energy Corp.(a)	148,200	2,006,628
Edison International	94,700	4,642,194
Entergy Corp.	9,700	1,058,076
Exelon Corp.	32,600	2,649,402
FirstEnergy Corp.	52,400	3,595,688
FPL Group, Inc.	74,500	4,674,130
General Electric Co.	625,700	23,157,157
Ingersoll-Rand Co. Ltd. (Class A Stock)	22,200	989,676
Northeast Utilities	64,800	1,590,192
Pinnacle West Capital Corp.	600	21,048
Wisconsin Energy Corp.(a)	18,900	831,411
Xcel Energy, Inc.	92,200	1,839,390

		52,033,940

Electronic Equipment & Instruments — 0.9%
Tyco Electronics Ltd. (Bermuda)	193,656	6,646,274

Energy Equipment & Services
Weatherford International Ltd.*(a)	700	50,729

Entertainment & Leisure — 0.1%
Royal Caribbean Cruises Ltd.(a)	24,100	792,890

Exchange Traded Fund — 0.8%
iShares Russell 1000 Value Index Fund	78,690	5,755,387

Financial - Bank & Trust — 4.3%
PNC Financial Services Group, Inc.(a)	91,693	6,012,310
Regions Financial Corp.(a)	41,100	811,725
Sovereign Bancorp, Inc.(a)	135,719	1,264,901
Wachovia Corp.(a)	550,700	14,868,900
Washington Mutual, Inc.(a)	941,900	9,701,570

		32,659,406

Financial Services — 1.4%
Freddie Mac	352,800	8,932,896
Marshall & Ilsley Corp.	17,300	401,360
TD Ameritrade Holding Corp.*	81,400	1,343,914

		10,678,170

Food & Staples Retailing — 1.0%
Safeway, Inc.	80,900	2,374,415
SYSCO Corp.	27,300	792,246
Wal-Mart Stores, Inc.	81,800	4,309,224

		7,475,885

Food Products — 1.5%
Campbell Soup Co.	58,300	1,979,285
General Mills, Inc.	56,900	3,407,172
Kellogg Co.	2,400	126,144
Kraft Foods, Inc. (Class A Stock)	198,100	6,143,081

		11,655,682

Healthcare Equipment & Supplies — 0.4%
Covidien Ltd. (Bermuda)	62,628	2,771,289
McKesson Corp.	5,500	288,035

		3,059,324

Healthcare Providers & Services — 1.8%
Aetna, Inc.	133,500	5,619,015
UnitedHealth Group, Inc.	211,300	7,260,268
WellPoint, Inc.*	19,100	842,883

		13,722,166

Healthcare Services
Biogen Idec, Inc.*	6,100	376,309

Healthcare Supplies — 0.4%
Amgen, Inc.*(a)	60,500	2,527,690
Zimmer Holdings, Inc.*	6,900	537,234

		3,064,924

Healthcare-Products — 0.2%
Boston Scientific Corp.*	24,100	310,167
C.R. Bard, Inc.	11,400	1,098,960

		1,409,127

Hotels & Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.(a)	31,500	1,630,125

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp. (Panama)(a)	37,300	1,509,904
McDonald’s Corp.	23,100	1,288,287
Wyndham Worldwide Corp.(a)	35,900	742,412

		3,540,603

Household Durables — 0.4%
Centex Corp.(a)	93,700	2,268,477
Lennar Corp. (Class A Stock)	39,000	733,590
Lennar Corp. (Class B Stock)	16,700	288,075

		3,290,142

Industrial Conglomerates — 1.6%
3M Co.	71,200	5,635,480
Eaton Corp.	19,600	1,561,532
Tyco International Ltd. (Bermuda)	110,771	4,879,463

		12,076,475

Insurance — 6.7%
AFLAC, Inc.	16,600	1,078,170
Allstate Corp. (The)	41,100	1,975,266
AMBAC Financial Group, Inc.(a)	58,900	338,675
American International Group, Inc.	80,400	3,477,300
Assurant, Inc.	18,600	1,131,996
AXIS Capital Holdings, Ltd.	58,200	1,977,636
Chubb Corp. (The)	110,100	5,447,748
CIGNA Corp.	13,100	531,467
Genworth Financial, Inc. (Class A Stock)	254,000	5,750,560
Hanover Insurance Group, Inc. (The)	35,300	1,452,242
Hartford Financial Services Group, Inc.	77,700	5,887,329
Lincoln National Corp.	33,600	1,747,200
MBIA, Inc.(a)	46,700	570,674
MetLife, Inc.	105,000	6,327,300
Protective Life Corp.	28,600	1,160,016
RenaissanceRe Holdings Ltd.	41,200	2,138,692
Travelers Cos., Inc. (The)	87,100	4,167,735
Unum Group(a)	172,500	3,796,725

XL Capital Ltd. (Class A Stock)	57,800	1,707,990

		50,664,721

Internet Services
Expedia, Inc.*	3,100	67,859
Google, Inc. (Class A Stock)*	300	132,141

		200,000

IT Consulting & Services — 0.2%
International Business Machines Corp.	13,200	1,519,848

IT Services — 0.8%
Electronic Data Systems Corp.	361,400	6,017,310

Machinery — 0.4%
Deere & Co.	11,200	900,928
Dover Corp.(a)	56,500	2,360,570

		3,261,498

Machinery & Equipment — 0.2%
Caterpillar, Inc.(a)	24,000	1,878,960

Manufacturing — 0.2%
Danaher Corp.	15,600	1,186,068

Media — 1.6%
CBS Corp. (Class B Stock)(a)	31,300	691,104
Idearc, Inc.(a)	136,700	497,588
News Corp. (Class A Stock)	204,200	3,828,750
Time Warner, Inc.(a)	166,100	2,328,722
Walt Disney Co. (The)(a)	154,100	4,835,658

		12,181,822

Metals & Mining — 0.8%
Alcoa, Inc.	61,400	2,214,084
United States Steel Corp.(a)	28,900	3,666,543

		5,880,627

Multi-Line Retail — 0.8%
Abercrombie & Fitch Co. (Class A Stock)(a)	7,200	526,608
Kohl’s Corp.*(a)	8,600	368,854
Lowe’s Cos., Inc.(a)	211,100	4,842,634

		5,738,096

Multi-Utilities — 0.1%
SCANA Corp.(a)	21,900	801,102

Networking Products
Juniper Networks, Inc.*(a)	11,800	295,000

Office Equipment — 0.9%
Staples, Inc.	295,059	6,523,754

Oil & Gas — 2.7%
Apache Corp.(a)	90,550	10,940,251
Baker Hughes, Inc.	1,900	130,150
Occidental Petroleum Corp.	106,800	7,814,556
Schlumberger Ltd. (Netherlands)	15,600	1,357,200

		20,242,157

Oil, Gas & Consumable Fuels — 14.7%
Anadarko Petroleum Corp.	142,600	8,988,078
Chevron Corp.(a)	248,500	21,211,960
ConocoPhillips	333,101	25,385,627
Devon Energy Corp.	146,600	15,294,778
El Paso Corp.	13,900	231,296
EnCana Corp.	800	60,600
Exxon Mobil Corp.	287,700	24,333,666
Halliburton Co.	26,300	1,034,379
Hess Corp.	4,700	414,446
Marathon Oil Corp.	81,000	3,693,600
Nabors Industries Ltd. (Bermuda)*(a)	12,800	432,256
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	49,200	3,315,096
Southwestern Energy Co.*	8,000	269,520
Sunoco, Inc.	42,800	2,245,716
Valero Energy Corp.	2,500	122,775
XTO Energy, Inc.	64,400	3,983,784

		111,017,577

Paper & Forest Products — 0.1%
Weyerhaeuser Co.(a)	6,000	390,240

Pharmaceuticals — 6.5%
Abbott Laboratories	67,300	3,711,595
AstraZeneca PLC, ADR (United Kingdom)	70,200	2,666,898
Bristol-Myers Squibb Co.	96,200	2,049,060
Eli Lilly & Co.	108,400	5,592,356
Johnson & Johnson	66,700	4,326,829
Merck & Co., Inc.	92,800	3,521,760
Pfizer, Inc.	804,100	16,829,813
Schering-Plough Corp.	88,700	1,278,167
Sepracor, Inc.*	12,000	234,240
Wyeth	201,400	8,410,464

		48,621,182

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc.(a)	1,200	111,264
Apartment Investment & Management Co. (Class A Stock)(a)	43,100	1,543,411
Digital Realty Trust, Inc.	18,000	639,000
Duke Realty Corp.(a)	54,800	1,249,988
Hospitality Properties Trust(a)	68,900	2,343,978
Host Hotels & Resorts, Inc.(a)	44,900	714,808
Liberty Property Trust(a)	14,600	454,206
ProLogis	5,200	306,072
Public Storage, Inc.(a)	10,600	939,372
SL Green Realty Corp.	600	48,882

		8,350,981

Retail — 0.2%
Borders Group, Inc.(a)	99,700	585,239
Dick’s Sporting Goods, Inc.*(a)	12,400	332,072
Family Dollar Stores, Inc.	31,200	608,400

		1,525,711

Retail & Merchandising — 0.4%
CVS/Caremark Corp.	31,200	1,263,912
Macy’s, Inc.	70,100	1,616,506

		2,880,418

Semiconductors — 0.2%
Broadcom Corp. (Class A Stock)*	18,800	362,276
Xilinx, Inc.(a)	50,000	1,187,500

		1,549,776

Software — 2.0%
BMC Software, Inc.*(a)	69,500	2,260,140
CA, Inc.	274,315	6,172,087
Microsoft Corp.	228,700	6,490,506
Symantec Corp.*	1,900	31,578

		14,954,311

Specialty Retail — 1.5%
AutoNation, Inc.*(a)	94,600	1,416,162
AutoZone, Inc.*	100	11,383
CarMax, Inc.*(a)	1,000	19,420
Gap, Inc.(a)	113,400	2,231,712
Home Depot, Inc. (The)	158,125	4,422,756
J.C. Penney Co., Inc.(a)	33,700	1,270,827
NIKE, Inc. (Class B Stock)	26,700	1,815,600

		11,187,860

Telecommunication Services
Crown Castle International Corp.*(a)	3,400	117,266

Textiles, Apparel & Luxury Goods — 0.2%
Jones Apparel Group, Inc.(a)	100,400	1,347,368
Phillips-Van Heusen	300	11,376

		1,358,744

Tobacco — 3.5%
Altria Group, Inc.	333,800	7,410,360
Imperial Tobacco Group, ADR (United Kingdom)	18,700	1,721,709
Philip Morris International, Inc.*	333,800	16,883,604

		26,015,673

Transportation — 0.9%
FedEx Corp.	21,745	2,015,109
Norfolk Southern Corp.	81,700	4,437,944

		6,453,053

Utilities — 0.1%
Dynegy, Inc.*	12,800	100,992
Illinois Tool Works, Inc.	12,100	583,583

		684,575

TOTAL LONG-TERM INVESTMENTS (cost $764,983,363)		733,503,728

SHORT-TERM INVESTMENT — 19.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $144,604,159; includes $123,931,535 of cash collateral for securities on loan)(b)(w)	144,604,159	144,604,159

TOTAL INVESTMENTS — 116.6% (cost $909,587,522)		878,107,887
Liabilities in excess of other assets — (16.6)%		(125,134,266)

NET ASSETS — 100.0%		$752,973,621

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $120,110,954; cash collateral of $123,931,535 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$878,107,887	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$878,107,887	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Advertising — 0.9%
Focus Media Holding Ltd., ADR (China)*(a)	27,000	$949,050

Aerospace — 3.3%
AerCap Holdings NV (Netherlands)*	55,500	975,690
BE Aerospace, Inc.*	43,300	1,513,335
CAE, Inc. (Canada)	104,000	1,176,240

		3,665,265

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	17,100	930,240

Banks — 0.8%
Northern Trust Corp.	13,100	870,757

Beverages — 0.9%
Hansen Natural Corp.*(a)	27,700	977,810

Biotechnology — 0.4%
Applera Corp. - Celera Genomics Group*(a)	27,800	408,660

Business Services — 2.6%
LKQ Corp.*(a)	32,000	719,040
Mastercard, Inc. (Class A Stock)(a)	7,500	1,672,425
Total System Services, Inc.	20,000	473,200

		2,864,665

Capital Markets — 1.2%
Lazard Ltd. (Class A Stock) (Bermuda)(a)	34,000	1,298,800

Chemicals — 2.6%
Airgas, Inc.	30,000	1,364,100
Ecolab, Inc.(a)	34,900	1,515,707

		2,879,807

Commercial Services — 3.8%
Alliance Data Systems Corp.*(a)	18,500	878,935
Iron Mountain, Inc.*(a)	40,600	1,073,464
Pharmaceutical Product Development, Inc.	30,400	1,273,760
VistaPrint Ltd. (Bermuda)*(a)	27,000	943,650

		4,169,809

Commercial Services & Supplies — 1.2%
Corrections Corp. of America*(a)	49,000	1,348,480

Computer Hardware — 1.9%
Cognizant Technology Solutions Corp, (Class A Stock)*	72,500	2,090,175

Computer Services & Software — 4.6%
Activision, Inc.*(a)	79,100	2,160,221
Fiserv, Inc.*(a)	9,000	432,810
IHS, Inc., (Class A Stock)*(a)	20,400	1,311,924
Omniture, Inc.*(a)	15,500	359,755
Salesforce.Com, Inc.*(a)	13,500	781,245

		5,045,955

Construction — 0.5%
Shaw Group, Inc.*(a)	12,000	$565,680

Consumer Products & Services — 1.8%
Bare Escentuals, Inc.*(a)	33,200	777,544
Chattem, Inc.*(a)	18,500	1,227,290

		2,004,834

Distribution/Wholesale — 0.9%
Fastenal Co.(a)	20,400	936,972

Diversified Financial Services — 2.2%
GFI Group, Inc.(a)	16,000	916,800
Intercontinental Exchange, Inc.*(a)	11,000	1,435,500

		2,352,300

Education — 2.4%
DeVry, Inc.(a)	33,000	1,380,720
Strayer Education, Inc.	8,500	1,296,250

		2,676,970

Electronic Components — 3.6%
AMETEK, Inc.	16,500	724,515
Dolby Laboratories, Inc. (Class A Stock)*(a)	30,000	1,087,800
Energizer Holdings, Inc.*(a)	11,500	1,040,520
Trimble Navigation Ltd.*(a)	38,000	1,086,420

		3,939,255

Energy - Alternate Sources — 0.5%
Covanta Holding Corp.*(a)	20,100	552,750

Engineering/R&D Services — 1.7%
Fluor Corp.	12,900	1,820,964

Entertainment & Leisure — 4.1%
Bally Technologies, Inc.*(a)	13,500	463,590
Melco PBL Entertainment (Macau) Ltd., ADR (HongKong)*(a)	65,000	739,700
Penn National Gaming, Inc.*	27,800	1,215,694
Scientific Games Corp. (Class A Stock)*(a)	22,500	474,975
WMS Industries, Inc.*(a)	45,500	1,636,635

		4,530,594

Environmental Control — 1.2%
Stericycle, Inc.*	26,000	1,339,000

Financial Services — 3.2%
Affiliated Managers Group, Inc.*(a)	9,500	862,030
FCSstone Group, Inc.*(a)	18,500	512,450
Huron Consulting Group, Inc.*	11,000	457,050
Jefferies Group, Inc.(a)	26,000	419,380
Visa, Inc.*	20,000	1,247,200

		3,498,110

Food & Drug Retailers — 0.7%
Perrigo Co.(a)	19,500	735,735

Healthcare Equipment & Supplies — 1.5%
Intuitive Surgical, Inc.*	5,000	1,621,750

Healthcare-Products — 5.8%
C.R. Bard, Inc.	17,400	1,677,360

Gen-Probe, Inc.*	19,700	949,540
Hologic, Inc.*(a)	41,800	2,324,080
Idexx Laboratories, Inc.*(a)	15,500	763,530
Myriad Genetics, Inc.*(a)	16,900	680,901

		6,395,411

Hotel/Resort&Entertainment Property — 0.8%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	20,900	902,044

Machinery & Equipment — 0.3%
Chart Industries, Inc.*	10,000	338,400

Manufacturing — 1.1%
Danaher Corp.	16,400	1,246,892

Medical Supplies & Equipment — 1.1%
Charles River Laboratories International, Inc.*	5,000	294,700
Wright Medical Group, Inc.*(a)	35,500	856,970

		1,151,670

Metals & Mining — 2.0%
Cleveland-Cliffs, Inc.	2,500	299,550
Precision Castparts Corp.	19,000	1,939,520

		2,239,070

Oil & Gas — 1.7%
Continental Resources, Inc.*	21,400	682,446
Smith International, Inc.	19,000	1,220,370

		1,902,816

Oil & Gas Services — 1.3%
National-Oilwell Varco, Inc.*	24,000	1,401,120

Oil, Gas & Consumable Fuels — 9.1%
Concho Resources, Inc.*	30,500	782,020
Denbury Resources, Inc.*(a)	90,000	2,569,500
Dresser-Rand Group, Inc.*	10,000	307,500
ION Geophysical Corp.*(a)	38,800	535,440
Murphy Oil Corp.	10,500	862,470
Nabors Industries Ltd.*	8,500	287,045
Range Resources Corp.(a)	40,200	2,550,690
Southwestern Energy Co.*(a)	18,000	606,420
XTO Energy, Inc.	22,875	1,415,047

		9,916,132

Pharmaceuticals — 3.5%
Biomarin Pharmaceutical, Inc.*(a)	17,500	618,975
Express Scripts, Inc.*	19,000	1,222,080
United Therapeutics Corp.*(a)	13,100	1,135,770
VCA Antech, Inc.*(a)	29,300	801,355

		3,778,180

Retail & Merchandising — 2.6%
GameStop Corp.*(a)	28,000	1,447,880
Shoppers Drug Mart Corp.	27,000	1,366,243

		2,814,123

Retail - Auto Parts — 0.4%
Copart, Inc.*	11,000	426,360

Retail Apparel — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	15,000	1,097,100

Semiconductors — 3.4%
Itron, Inc.*	4,500	406,035
MEMC Electronic Materials, Inc.*	20,400	1,446,360
Microchip Technology, Inc.(a)	20,500	670,965
Microsemi Corp.*(a)	29,500	672,600
Varian Semiconductor Equipment Associates, Inc.*	19,400	546,110

		3,742,070

Software — 3.5%
Ansys, Inc.*(a)	30,000	1,035,600
Autodesk, Inc.*	24,000	755,520
Cerner Corp.*(a)	27,600	1,028,928
Citrix Systems, Inc.*(a)	35,000	1,026,550

		3,846,598

Specialty Retail — 1.1%
Urban Outfitters, Inc.*(a)	39,000	1,222,650

Telecommunications — 5.6%
American Tower Corp. (Class A Stock)*	37,100	1,454,691
Harris Corp.	19,500	946,335
Juniper Networks, Inc.*(a)	32,100	802,500
NII Holdings, Inc.*	30,000	953,400
Polycom, Inc.*(a)	24,800	558,992
SBA Communications Corp. (Class A Stock)*	46,500	1,387,095

		6,103,013

Textiles, Apparel & Luxury Goods — 0.9%
Guess?, Inc.	24,500	991,515

Transportation — 0.8%
Expeditors International Washington, Inc.(a)	20,500	926,190

TOTAL LONG-TERM INVESTMENTS (cost $110,580,229)		104,515,741

SHORT-TERM INVESTMENT — 45.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $49,429,157; includes $43,893,886 of cash collateral for securities on loan)(b)(w)	49,429,157	49,429,157

TOTAL INVESTMENTS — 140.5% (cost $160,009,386)		153,944,898
Liabilities in excess of other assets — (40.5)%		(44,375,457)

NET ASSETS — 100.0%		$109,569,441

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $42,213,803; cash collateral of $43,893,886 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$153,944,898	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$153,944,898	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

1

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 103.3%
BANK NOTES (c)— 7.9%
Chrysler Finco Term, 144A (original cost $1,890,500; purchased 07/31/07 - 11/28/07)(f)(g)	Ba-	6.80%	08/03/14		$1,990	$1,641,197
Community Health System (original cost $46,404; purchased 06/28/07)(f)(g)	Ba	4.00%	07/02/14		46	42,683
Communtiy Health System (original cost $680,495; purchased 06/28/07 - 12/18/07)(f)(g)	Ba	5.34%	07/02/14		680	625,925
Ford Motor Corp. (original cost $987,500; purchased 12/12/06)(f)(g)	Ba-	5.80%	11/29/13		988	807,127
HCA, Inc. (original cost $740,625; purchased 11/14/06)(f)(g)	Ba-	4.95%	11/14/13		741	679,722
Healthsouth Corp. (original cost $1,175; purchased 04/20/07)(f)(g)	B(d)	5.21%	02/02/13		1	1,083
Healthsouth Corp. (original cost $523,552; purchased 03/07/06 - 01/10/08)(f)(g)	B(d)	5.50%	02/02/13		524	482,322
Idearc, Inc., Term B (original cost $1,216,673; purchased 02/07/08 - 03/27/08)(f)(g)	Ba+	4.70%	11/17/14		1,477	1,179,761
Idearc, Inc., Term B (original cost $21,265; purchased 11/01/06)(f)(g)	Ba+	4.71%	11/17/14		21	16,980
MGM Studios (original cost $976,307; purchased 12/18/06)(f)(g)	Ba-	5.95%	04/08/12		985	775,628
Nordic Telephone (Denmark) (original cost $367,238; purchased 04/19/06)(f)(g)	Ba+	6.05%	11/30/13	EUR	365	537,517
Nordic Telephone (Denmark) (original cost $442,735; purchased 04/19/06)(f)(g)	Ba+	6.30%	11/30/14	EUR	440	650,805
Roundy’s, Inc., Term B (original cost $977,625; purchased 11/01/05 - 03/17/08)(f)(g)	Ba	5.69%	10/27/11		978	911,635
Sandridge Energy, Inc. (original cost $1,977,500; purchased 02/04/08)(f)(g)	B(d)	8.63%	04/01/15		2,000	1,970,000
Telesat Canada Inc., Term Loan (original cost $199,000; purchased 10/31/07)(f)(g)	Caa+	8.37%	10/31/08		200	188,000
Telesat Canada Inc., Term Loan (original cost $199,060; purchased 10/31/07 - 02/06/08)(f)(g)	B-(d)	9.00%	10/31/08		200	188,000
Thompson Learning, Term B (original cost $112,616; purchased 01/10/08)(f)(g)	B+(d)	5.20%	06/27/14		113	96,583
Thompson Learning, Term B (original cost $873,560; purchased 06/27/07)(f)(g)	B+(d)	5.20%	06/27/14		882	756,754
Tribune Co. (original cost $326,667; purchased 05/17/07)(f)(g)	Ba	7.40%	05/30/09		327	291,083
Tribune Co. (original cost $591,034; purchased 05/17/07)(f)(g)	Ba	5.54%	05/30/14		596	395,370
Univision Communication (original cost $26,846; purchased 10/12/07)(f)(g)	Ba-	4.95%	09/15/14		27	21,092
Univision Communication (original cost $33,557; purchased 03/16/07)(f)(g)	Ba	6.25%	09/15/14		34	26,365
Univision Communication (original cost $939,597; purchased 03/16/07)(f)(g)	Ba-	5.49%	09/15/14		940	738,225
VNU/Nielsen Finance LLC (original cost $1,224,450; purchased 08/08/06)(f)(g)	B+(d)	5.35%	08/08/13		1,231	1,107,982
VNU/Nielsen Finance LLC (original cost $736,399; purchased 12/18/07)(f)(g)	B+(d)	5.35%	08/08/13		739	665,729
Wind Acquisitions Finance, Term B (original cost $340,936; purchased 12/07/06 - 01/18/08)(f)(g)	B-(d)	11.20%	12/21/11		341	337,527

TOTAL BANK NOTES (cost $16,654,565)						15,135,095

CORPORATE BONDS — 80.2%
Advertising — 1.4%
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A (original cost $1,235,188; purchased 09/19/07 - 09/27/07)(f)(g)	B3	8.875%	10/15/17	1,225	765,625
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13	175	106,750
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	01/15/16	2,975	1,881,687

					2,754,062

Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	580	593,775

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.201%	09/01/08	163	161,672
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.602%	09/01/13	97	96,172

					257,844

Apparel — 0.2%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15	375	301,875

Automotive — 3.5%
Allison Transmission, Gtd. Notes, PIK, 144A (original cost $219,875; purchased 10/12/07 - 01/18/08)(f)(g)	Caa1	11.25%	11/01/15	225	189,000
Allison Transmission, Gtd. Notes, 144A (original cost $347,063; purchased 10/11/07 - 02/14/08)(f)(g)	Caa1	11.00%	11/01/15	375	326,250
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.125%	09/15/15	250	203,750
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.75%	03/01/12	1,330	1,216,950
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%	12/15/12	570	490,200
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.215%	09/15/21	100	78,750
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.40%	09/01/25	50	33,500
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.70%	04/15/16	1,550	1,131,500
General Motors Corp., Sr. Unsec’d. Notes	Caa1	8.25%	07/15/23	400	280,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	Ba3	9.00%	07/01/15	252	266,490
Tenneco, Inc., Sr. Unsec’d. Notes, 144A (original cost $590,900; purchased 11/01/07 - 02/04/08)(f)(g)	B2	8.125%	11/15/15	590	585,575
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%	07/15/13	351	372,060
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,326,975; purchased 03/14/07 - 02/25/08)(f)(g)	Ba3	7.25%	03/15/17	1,375	1,251,250
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $245,938; purchased 03/21/07)(f)(g)	Ba3	7.00%	03/15/14	250	230,625

					6,655,900

Business Services — 0.6%
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $450,000; purchased 03/06/07)(f)(g)	Ba2	7.75%	12/15/25	450	436,500
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	6.75%	05/01/14	175	159,687
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	7.00%	05/01/17	175	156,188
TransCapitalInvest Ltd. for OJSC AK Transneft, Notes (Ireland)	A2	6.103%	06/27/12	325	325,130

					1,077,505

Cable — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	Caa1	8.75%	11/15/13	1,965	1,680,075
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A (original cost $91,000; purchased 03/27/08)(f)(g)	B3	8.375%	04/30/14	100	90,000

					1,770,075

Chemicals — 1.7%
Chemtura Corp., Gtd. Notes	Ba2	6.875%	06/01/16	575	511,750
Ineos Group Holdings PLC., Gtd. Notes, 144A (United Kingdom) (original cost $1,397,763; purchased 06/08/06 - 10/11/06)(f)(g)	B3	8.50%	02/15/16	1,500	1,166,250
Nalco Co., Sr. Sub. Notes	B3	8.875%	11/15/13	610	626,775

Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,025	994,250

						3,299,025

Commercial Services — 0.8%
Aramark Corp., Sr. Unsec’d. Notes	B3	8.50%		02/01/15	1,525	1,528,813

Computer Services & Software — 1.3%
First Data Corp., Gtd. Notes, 144A (original cost $2,022,437; purchased 10/16/07 - 12/20/07)(f)(g)	B3	9.875%		09/24/15	2,150	1,768,375
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	3.538	%(c)	10/01/09	825	796,125

						2,564,500

Containers & Packaging — 1.2%
Berry Plastics Holding Corp., Sec’d. Notes	Caa1	8.875%		09/15/14	1,025	894,312
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%		11/15/13	200	204,000
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15	700	719,250
Jefferson Smurfit Corp. US, Sr. Unsec’d. Notes	B3	7.50%		06/01/13	650	559,000

						2,376,562

Distribution/Wholesale — 0.7%
Buhrmann US, Inc., Gtd. Notes	B2	8.25%		07/01/14	1,500	1,410,000

Diversified — 0.3%
Actuant Corp., Sr. Notes, 144A (original cost $517,007; purchased 06/06/07 - 02/06/08)(f)(g)	Ba2	6.875%		06/15/17	520	513,500

Diversified Financial Services — 11.7%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19	938	937,652
American Express Co., Sr. Unsec’d. Notes	Aa1	7.00%		03/19/18	1,750	1,837,183
Bank of America Corp., Jr. Sub. Notes	Aa3	8.00	%(c)	12/29/49	3,025	3,028,630
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $700,000; purchased 10/31/05)(f)(g)	B2	8.00%		11/15/13	700	630,000
Citigroup Capital XXI, Gtd. Notes	A1	8.30	%(c)	12/21/57	725	714,395
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.375%		02/01/11	595	496,147
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.80%		06/01/12	4,600	3,794,420
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.00%		02/01/12	150	114,072
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	7.25%		03/02/11	1,005	791,302
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18	400	396,100
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37	1,200	1,116,400
JET Equipment Trust, Equipment Trust, 144A (original cost $134,128; purchased 03/04/02)(f)(g)(i)	NR	10.00%		06/15/12	145	138,958
JET Equipment Trust, Sr. Unsec’d. Notes, 144A (original cost $11,899; purchased 10/18/01)(f)(g)	NR	7.63%		08/15/12	11	3,642
KRATON Polymers Capital Corp., Gtd. Notes	Caa1	8.125%		01/15/14	1,275	1,058,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625%		01/24/13	775	753,583
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.75%		12/28/17	525	504,690
LVB Acquisition Merger, Gtd. Notes, 144A (original cost $1,129,338; purchased 09/21/07 - 10/19/07)(f)(g)	B3	10.00%		10/15/17	1,150	1,204,625
LVB Acquisition Merger, Gtd. Notes, 144A (original cost $2,218,213; purchased 09/21/07 - 03/11/08)(f)(g)	Caa1	11.625%		10/15/17	2,245	2,245,000
LVB Acquisition Merger, Gtd. Notes, PIK, 144A (original cost $610,500; purchased 10/10/07 - 11/16/07)(f)(g)	B3	10.375%		10/15/17	600	622,500
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.491	%(c)	07/26/10	150	118,128
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.541	%(c)	07/25/08	300	294,859
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	100	87,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17	300	259,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $398,504; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16	400	371,500
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.989	%(c)	05/01/10	50	48,500
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10	950	931,000

						22,498,536

Diversified Manufacturing — 0.7%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $307,500; purchased 03/18/08)(f)(g)	Ba2	8.00%		11/15/14		300	309,000
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $700,000; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	700	1,104,908

							1,413,908

Electric — 1.8%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		850	860,625
Energy Future Holdings, Gtd. Notes, 144A (original cost $2,611,938; purchased 11/07/07 - 03/11/08)(f)(g)	B3	10.875%		11/01/17		2,625	2,651,250

							3,511,875

Electronic Components — 1.0%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		450	425,250
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		900	884,250
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25		500	563,720

							1,873,220

Environmental Services — 1.1%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.125%		05/15/16		625	623,438
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.25%		03/15/15		440	439,450
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.50%		05/15/15		325	329,875
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.75%		05/15/17		600	609,000

							2,001,763

Financial - Bank & Trust — 3.1%
American International Group, Inc., Sr. Unsec’d. Notes	Aa2	5.85%		01/16/18		500	490,670
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,191,045; purchased 12/13/07 - 12/19/07)(f)(g)	Aa3	7.434	%(c)	09/29/49		1,150	1,039,697
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $744,953; purchased 12/07/07)(f)(g)	Aa2	6.05%		12/04/17		750	731,530
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands) (original cost $800,000; purchased 02/06/07)(f)(g)	BBB(d)	6.64	%(c)	12/31/49		800	738,144
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37		1,100	1,043,505
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	Aa3	7.64	%(c)	03/31/49		1,300	1,119,547
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $597,531; purchased 10/18/07 - 12/13/07)(f)(g)	Aa2	6.671	%(c)	10/29/49		600	540,697
UBS Preferred Funding Trust V, Gtd. Notes	Aa3	6.243	%(c)	05/29/49		250	209,094

							5,912,884

Foods — 1.6%
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	6.57%		02/23/28		300	241,125
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	7.45%		08/01/29		810	745,853
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	7.75%		06/15/26		630	594,097
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26		400	404,798
Ingles Markets, Inc., Sr. Sub. Notes	B3	8.875%		12/01/11		975	984,750

							2,970,623

Forest & Paper Products — 3.5%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		900	794,250
Georgia Pacific Corp., Debs.	B2	7.70%		06/15/15		150	141,000
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $1,550,000; purchased 07/19/07 - 01/24/08)(f)(g)	Ba3	7.125%		01/15/17		1,625	1,503,125
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $870,625; purchased 12/28/07 - 03/12/08)(f)(g)	Ba3	7.00%		01/15/15		900	843,750
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	7.375%		12/01/25		2,000	1,660,000
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%		01/15/24		100	88,000
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700	616,000
Verso Paper Holdings LLC / Verson Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14		1,175	1,133,875

							6,780,000

Gaming — 1.7%
MGM Mirage, Gtd. Notes	Ba2	6.625%		07/15/15		975	848,250
MGM Mirage, Gtd. Notes	Ba2	7.50%		06/01/16		200	180,000
Mirage Resorts, Inc., Debs.	Ba2	7.25%		08/01/17		500	448,750
Station Casinos, Inc., Sr. Sub. Notes	Caa1	6.875%		03/01/16		255	148,538
Station Casinos, Inc., Sr. Unsec’d. Notes	B2	7.75%		08/15/16		960	772,800

Wynn Las Vegas LLC, First Mortgage	Ba2	6.625%		12/01/14		895	861,437

							3,259,775

Healthcare Services — 1.7%
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		2,085	2,092,819
Health Management Associates, Inc., Sr. Notes	BB(d)	6.125%		04/15/16		900	760,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		300	301,500

							3,154,819

Hospitals/Hospital Management — 4.3%
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		845	823,875
Fresenius Medical Care Capital Trust IV, Gtd. Notes	B1	7.875%		06/15/11		1,425	1,478,438
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		5,595	5,804,812
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.19%		11/15/15		175	148,878

							8,256,003

Machinery & Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		1,000	980,000

Media — 4.8%
CSC Holdings, Inc., Series B, Sr. Unsec’d. Notes	B1	7.625%		04/01/11		1,550	1,532,562
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%		04/15/12		100	96,500
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18		550	501,875
Dex Media West LLC/Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10		830	807,175
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		350	329,875
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		2,020	1,883,650
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16		375	242,813
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	8.00%		04/30/14	EUR	745	917,415
Quebecor Media, Inc., Sr. Notes (Canada)	B2	7.75%		03/15/16		325	296,563
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		800	730,000
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany) (original cost $450,000; purchased 07/11/05)(f)(g)	Caa2	10.375%		02/15/15		450	405,000
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	300	428,040
UPC Holding BV, Sr. Unsec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	675	947,106

							9,118,574

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		325	342,875
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		1,575	1,671,469
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15		95	84,075

							2,098,419

Oil & Gas Exploration/Production — 4.2%
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		150	189,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		1,100	1,102,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		400	410,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $24,932; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14		25	22,500
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17		2,100	2,159,869
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.05%		10/15/30		200	208,897
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.27%		11/08/10		1,639	1,639,222
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.67%		11/08/16		375	375,705
SemGroup LP, Sr. Notes, 144A (original cost $1,541,192; purchased 11/04/05 - 01/25/07)(f)(g)	B1	8.75%		11/15/15		1,550	1,418,250
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21		450	487,687

							8,013,880

Oil, Gas & Consumable Fuels — 0.8%
Enterprise Products Operating LP, Gtd. Notes	Ba1	7.034	%(c)	01/15/68		300	254,661
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375	%(c)	08/01/66		225	219,070
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14		605	598,950
Tesoro Corp., Gtd. Notes	Ba1	6.50%		06/01/17		50	44,750
Tesoro Corp., Gtd. Notes	Ba1	6.625%		11/01/15		535	494,875

							1,612,306

Pipelines & Other — 1.1%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50%		06/01/15		490	459,375

Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba2	5.70%		01/05/16	1,025	971,187
Knight, Inc., Sr. Unsec’d. Notes	Ba2	5.15%		03/01/15	100	92,000
NGPL PipeCo. LLC, Sr. Notes, 144A (original cost $625,000; purchased 12/14/07)(f)(g)	Baa3	7.119%		12/15/17	625	646,525

						2,169,087

Real Estate Investment Trusts — 0.4%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	625	610,938
Ventas, Inc., Gtd. Notes, 144A (original cost $133,660; purchased 10/10/07, 10/19/07)(f)(g)	Ba1	3.875%		11/15/11	125	138,281

						749,219

Real Estate Management & Development — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		06/01/15	375	356,250

Retail — 2.6%
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25%		05/20/15	1,800	1,773,000
Bon-Ton Stores, Inc. (The), Gtd. Notes	Caa1	10.25%		03/15/14	1,350	901,125
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	805	784,875
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%		06/15/12	1,210	1,229,662
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13	345	336,375

						5,025,037

Semiconductors — 1.8%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%		05/01/15	350	220,063
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%		12/15/14	1,075	841,187
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14	1,275	930,750
Sensata Technologies BV, Gtd. Notes (Netherlands)	B3	8.00%		05/01/14	1,650	1,452,000

						3,444,000

Services Cyclical - Rental Equipment — 0.9%
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	1,750	1,658,125

Technology — 0.8%
Sanmina-SCI Corp., Sr. Sub. Notes	B3	8.125%		03/01/16	900	796,500
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	800	808,000

						1,604,500

Telecommunications — 9.5%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%		01/15/14	1,250	1,171,875
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	1,750	1,531,250
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	621,688
Hawaiian Telecom Communications, Inc., Gtd. Notes	B3	9.75%		05/01/13	1,100	594,000
Intelsat Corp., Gtd. Notes	B3	9.00%		08/15/14	350	352,625
Intelsat Corp., Gtd. Notes	B3	9.00%		06/15/16	1,100	1,108,250
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.25%		06/15/16	825	831,187
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.25%		01/15/13	400	403,000
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $1,327,500; purchased 04/26/06, 11/01/06)(f)(g)	B2	8.875%		05/01/16	1,300	1,261,000
Nortel Networks Corp., Gtd. Notes (Canada)	B3	2.125%		04/15/14	400	248,500
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	8.508	%(c)	07/15/11	100	85,750
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125%		07/15/13	2,500	2,287,500
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30	750	663,750
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14	2,390	2,246,600
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	350	359,625
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15	875	853,125
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12	1,050	1,071,000
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10	600	616,500
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14	600	606,000
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14	725	648,875
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $600,000; 11/22/05)(f)(g)	B2	10.75%		12/01/15	600	612,000

						18,174,100

Tobacco — 0.2%
Reynolds American, Inc., Sr. Sec’d. Notes	Ba1	7.75%		06/01/18	415	436,380

Utilities — 6.0%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.875%	12/01/24	325	367,250
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%	05/15/19	1,950	1,925,625
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%	10/01/26	1,455	1,549,575
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	495	488,813
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	2,800	2,744,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	175	170,188
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,000	1,057,735
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba2	9.237%	07/02/17	344	359,490
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	2,075	2,111,312
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $770,036; purchased 06/13/05 - 08/01/05)(f)(g)	Ba2	7.00%	06/30/21	755	704,338

					11,478,326

Wirelines — 0.1%
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	200	196,500

TOTAL CORPORATE BONDS (cost $163,533,081)					153,851,545

MUNICIPAL BONDS — 1.8%
Texas — 1.8%
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%	02/01/36	3,000	2,986,380
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%	04/01/37	400	400,288

TOTAL MUNICIPAL BONDS (cost $3,377,703)					3,386,668

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 12.0%
Federal National Mortgage Assoc.		5.50%	TBA	10,500	10,598,438
Federal National Mortgage Assoc.		6.00%	TBA	12,200	12,497,375

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $22,835,109)					23,095,813

	Shares
PREFERRED STOCKS — 1.4%
Automotive — 0.1%
General Motors Corp., 5.25%, CVT	8,000	129,840

Business Services — 0.1%
Federal National Mortgage Assoc., 5.38%, CVT	1	67,125
Washington Mutual Capital Trust 2001, 5.38%, CVT	4,600	130,640

		197,765

Diversified Financial Services — 0.7%
Bank of America Corp., 7.25%, CVT	1,200	1,239,600
Financial Services — 0.1%
Citigroup, Inc., 6.50%, CVT	3,500	166,180

Metals & Mining — 0.1%
Freeport-McMoRan Cooper & Gold, Inc., 6.75%, CVT	1,500	210,675

Oil & Gas Exploration/Production — 0.3%
Chesapeake Energy Corp., 4.50%, CVT	4,000	466,240
Chesapeake Energy Corp., 5.00%, CVT	1,500	196,144

		662,384

TOTAL PREFERRED STOCKS (cost $2,500,135)		2,606,444

TOTAL LONG-TERM INVESTMENTS (cost $208,900,593)		198,075,565

SHORT-TERM INVESTMENTS — 11.1%

				Principal Amount (000)#
COMMERCIAL PAPER(n)— 7.2%
Federal Home Loan Bank, Disc. Notes	A1+	1.50%	04/01/08	$9,100	9,100,000
UBS Finance (De) LLC	A1+	2.94%	06/05/08	4,700	4,676,701

TOTAL COMMERCIAL PAPER (cost $13,775,051)					13,776,701

				Contracts (000)
OUTSTANDING OPTIONS PURCHASED* — 3.8%
Call Options — 3.8%
Interest Rate Swap Option,
expiring 09/22/2008 @ 4.75%				80,000	3,294,561
expiring 12/31/2008 @ 4.72%				7,000	259,876
expiring 07/06/2009 @ 4.25%				23,100	552,296
expiring 07/06/2009 @ 4.25%				62,000	1,482,353
expiring 09/08/2009 @ 4.75%				60,000	1,786,089

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,011,395)					7,375,175

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $148,023)(w)				148,023	148,023

TOTAL SHORT-TERM INVESTMENTS (cost $15,934,469)					21,299,899

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—114.4% (cost $224,835,062)					219,375,464

				Contracts (000)
OUTSTANDING OPTIONS WRITTEN* — (2.9)%
Call Options — (2.9)%
Interest Rate Swap Option,
expiring 09/22/2008 @ 5.23%				27,000	(2,330,816)
expiring 12/31/2008 @ 5.22%				2,300	(185,458)
expiring 07/06/2009 @ 4.90%				7,700	(452,306)
expiring 07/06/2009 @ 4.90%				20,700	(1,215,940)
expiring 09/08/2009 @ 5.15%				20,000	(1,342,347)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $1,944,180)					(5,526,867)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN(1)—111.5% (cost $222,890,882)					213,848,597
Other liabilities in excess of other assets(x) — (11.5)%					(22,088,937)

NET ASSETS — 100.0%					$191,759,660

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

TBA	To Be Announced

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

RUB	Russian Ruble

†	The rating reflected is as of March 31, 2008. Rating of bonds may have changed subsequent to that date.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $46,017,940. The aggregate value of $42,919,640 is approximately 22.4% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	As of March 31, 2008, 1 security representing $138,958 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $138,958 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include unrealized appreciation (depreciation) on futures, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Securities or a portion thereof with an aggregate market value of $55,000 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Depreciation
Long Positions:
18	10 Year U.S. Treasury Notes	Jun 08	$2,142,562	$2,141,156	$(1,406)

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	8,417	$4,526,513	$4,707,822	$181,309
Indian Rupee,
Expiring 05/12/08	INR	80,337	2,000,000	1,994,873	(5,127)
Korean Won,
Expiring 08/04/08	KRW	1,830,000	2,000,000	1,850,073	(149,927)
Mexican Peso,
Expiring 07/10/08	MXN	22,375	2,000,000	2,075,917	75,917
Russian Ruble,
Expiring 07/10/08	RUB	50,660	2,000,000	2,137,121	137,121

			$12,526,513	$12,765,806	$239,293

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,290	$2,336,000	$2,444,899	$(108,899)
British Pound,
Expiring 04/17/08	GBP	508	1,004,316	1,006,968	(2,652)
Euros,
Expiring 04/28/08	EUR	2,994	4,664,652	4,722,245	(57,593)
Mexican Peso,
Expiring 07/10/08	MXN	22,376	2,019,351	2,075,917	(56,566)

			$10,024,319	$10,250,029	$(225,710)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/18/10		$4,600,000	4.00%	3 month LIBOR	$121,495
Merrill Lynch & Co.(2)	06/18/38		2,500,000	5.00%	3 month LIBOR	2,136
Morgan Stanley Capital Services, Inc.(1)	06/18/09		300,000	4.00%	3 month LIBOR	4,827
Morgan Stanley Capital Services, Inc.(1)	12/19/09		4,000,000	5.00%	3 month LIBOR	149,239
Morgan Stanley Capital Services, Inc.(2)	06/18/13		17,600,000	4.00%	3 month LIBOR	(284,034)
Morgan Stanley Capital Services, Inc.(2)	06/18/38		900,000	5.00%	3 month LIBOR	1,745
Barclays Bank PLC(1)	01/02/12	BRL	12,800,000	10.68%	Brazilian interbank lending rate	(427,981)
Goldman Sachs(1)	01/02/12	BRL	1,700,000	10.15%	Brazilian interbank lending rate	(63,990)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	16,500,000	10.12%	Brazilian interbank lending rate	(697,302)
Citigroup(1)	05/14/09	MXN	13,000,000	7.91%	28 day Mexican interbank rate	4,379,019
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	15,000,000	7.91%	28 day Mexican interbank rate	5,046

						$3,190,200

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	09/20/12	$500,000	2.68%	Aramark Corp., 8.50%, due 02/01/15	$(47,357)
Lehman Brothers, Inc.(1)	09/20/12	400,000	4.25%	Celestica, Inc., 7.625%, due 07/01/13	(9,326)
Bank of America Securities LLC(1)	03/20/13	150,000	3.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	3,343
Lehman Brothers, Inc.(1)	09/20/12	500,000	2.52%	CSC Holdings, Inc., 7.625%, due 07/15/18	(41,094)
Morgan Stanley Capital Services, Inc.(1)	12/20/10	300,000	1.55%	Dow Jones CDX HY-9 Index	1,598
Merrill Lynch & Co.(1)	06/20/13	2,900,000	1.55%	Dow Jones CDX IG10 5Y Index	(11,714)
Goldman Sachs(1)	12/20/12	1,000,000	0.60%	Dow Jones CDX IG9 5Y Index	10,546
Citigroup(1)	09/20/12	125,000	2.57%	Dynergy Holdings, Inc., 6.875%, due 04/01/11	(7,778)
Lehman Brothers, Inc.(1)	03/20/13	300,000	5.00%	General Motors Corp., 7.125%, due 07/15/13	(10,426)
Bank of America Securities LLC(1)	03/20/09	600,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	22,291
Bank of America(1)	09/20/12	600,000	6.75%	GMAC LLC, 6.875%, due 08/28/12	(94,294)
Citigroup(1)	06/20/12	1,000,000	7.28%	GMAC LLC, 6.875%, due 08/28/12	(143,103)
Deutsche Bank(1)	09/20/12	250,000	6.15%	GMAC LLC, 6.875%, due 08/28/12	(42,968)
Goldman Sachs(1)	09/20/12	1,600,000	6.70%	GMAC LLC, 6.875%, due 08/28/12	(253,413)
Merrill Lynch & Co.(1)	12/20/12	1,600,000	6.30%	GMAC LLC, 6.875%, due 08/28/12	(271,778)
Citigroup(1)	03/20/13	100,000	4.85%	NRG Energy, Inc., 7.25%, due 02/01/14	2,520
Barclays Bank PLC(1)	02/20/09	1,000,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(6,925)
Barclays Bank PLC(1)	03/20/09	500,000	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(8,966)
Citigroup(1)	03/20/13	500,000	4.35%	Reliant Energy, Inc., 6.75%, due 12/15/14	(2,125)
Credit Suisse International, LTD. (1)	09/20/12	150,000	4.22%	Sanmina-SCI Corp., 8.125%, due 03/01/16	(12,907)
Barclays Bank PLC(1)	06/20/09	500,000	7.15%	Sprint Nextel Corp., 6.00%, due 12/01/16	13,583
Citigroup(1)	09/20/12	500,000	2.92%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(39,533)
Citigroup(1)	03/20/13	350,000	5.80%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	8,042

					$(941,784)

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,754,467	$(1,406)
Level 2 - Other Significant Observable Inputs - Long	216,478,397	2,261,999
Level 2 - Other Significant Observable Inputs - Short	(5,526,867)	—
Level 3 - Significant Unobservable Inputs	142,600	—

Total	$213,848,597	$2,260,593

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,339
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,697)
Net purchases (sales)	—
Transfers in and/or out of Level 3	138,958

Balance as of 3/31/08	$142,600

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 165.4%
ASSET-BACKED SECURITIES (c)— 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	2.874%		09/25/34	$614	$544,427
Countrywide Asset-Backed Certificates, (original cost $822,603; purchased 02/17/06), Series 2006-SD1, Class A1, 144A(g)(l)	AAA(d)	2.759		04/25/36	823	757,528
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1	Aaa	2.659		10/27/36	188	186,286
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa	2.918		12/15/11	2,000	1,979,420
Morgan Stanley ABS Capital I, Series 2006-HE4, Class A1	Aaa	2.639		06/25/36	197	194,576
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa	2.649		11/25/36	1,011	974,804
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	2.649		10/25/36	4,159	4,029,301

TOTAL ASSET-BACKED SECURITIES (cost $9,006,678)						8,666,342

BANK NOTES (c)— 3.0%
Chrysler Financial, Term, 144A (original cost $28,168,450; purchased 07/31/07, 11/28/07)(g)(l)	BA-(d)	6.80		08/03/14	29,651	24,453,832
CSC Holdings, Inc., Term B (original cost $1,796,250; purchased 02/11/08, 02/12/08)(g)(l)	BA(d)	4.75		02/24/13	1,997	1,864,163
First Data Corp., Term B2	NR	5.446		09/24/14	67	59,853
First Data Corp., Term B2 (original cost $900,000; purchased 03/14/07)(g)(l)	BA-(d)	5.35		09/24/14	931	836,304
HCA, Inc., Term B (cost $7,847,346; purchased 07/24/07)(g)(l)	BA-(d)	4.95		11/14/13	8,165	7,493,414
Metro Goldwyn, Term B1 (cost $3,970,000; purchased 03/14/07)(g)(l)	BA-(d)	5.95		04/08/12	3,960	3,118,500
NRG Energy, Inc., Synth LOC (original cost $567,369; purchased 02/11/08, 02/12/08)(g)(l)	BA-(d)	4.35		02/01/13	632	589,787
NRG Energy, Inc., Term B (original cost $279,024; purchased 02/11/08, 02/12/08)(g)(l)	BA-(d)	4.20		02/01/13	311	290,187
NRG Energy, Inc., Term B (original cost $885,969; purchased 02/11/08, 02/12/08)(g)(l)	BA-(d)	4.20		02/01/13	986	920,975
TXU Corp., Term B3 (original cost $233,741; purchased 01/15/08)(g)(l)	BA-(d)	6.48		10/10/14	240	218,118
TXU Corp., Term B3 (original cost $3,748,509; purchased 01/15/08, 01/16/08)(g)(l)	BA-(d)	6.60		10/10/14	3,860	3,502,632

TOTAL BANK NOTES (cost $48,493,405)						43,347,765

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	2.659	(c)	11/25/36	1,118	1,074,601
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50		10/25/31	175	174,200
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.55	(c)	02/25/33	431	420,669
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	4.125	(c)	03/25/35	5,841	5,564,836
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa	5.371	(c)	05/25/35	2,949	1,769,102
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa	5.775	(c)	06/01/23	38	37,430

Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1A	Aaa	2.716	(c)	12/25/46	5,941	4,457,489
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	2.779	(c)	01/25/46	4,480	3,393,373
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50		07/25/31	246	255,334
Government Lease Trust, (original cost $1,346,953; purchased 02/14/03), Series 1999-C1A, Class B2, 144A(g)(l)	Aaa	4.00		05/18/11	1,500	1,531,566
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	3.468	(c)	02/16/30	18	18,116
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	2.679	(c)	10/25/46	3,055	2,750,250
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	4.539	(c)	10/25/35	5,569	5,241,382
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	2.649	(c)	12/19/36	1,232	1,160,360
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aaa	2.679	(c)	12/25/36	252	237,642
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa	6.452	(c)	01/25/32	4	4,283
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50		09/25/33	2,474	2,373,268
Merrill Lynch Floating Trust, (original cost $1,683,087; purchased 10/31/06), Series 2006-1, Class A1, 144A(g)(l)	Aaa	2.888	(c)	06/15/22	1,683	1,574,876
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.809	(c)	02/25/36	2,426	1,945,878
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50		03/25/32	437	416,816
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Aaa	2.719	(c)	08/25/36	5,235	3,906,700
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.322	(c)	02/27/34	965	915,920
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa	5.722	(c)	11/25/42	593	562,822
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa	7.02	(c)	02/25/33	45	44,501
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.139	(c)	12/25/27	9,453	8,372,337
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	2.889	(c)	10/25/45	2,979	2,375,138
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa	5.332	(c)	12/25/46	2,153	1,674,928
Washington Mutual, Inc., Series 2007-AR17, Class 2A	Aaa	5.572	(c)	12/25/46	587	558,347

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $60,123,152)						52,812,164

CORPORATE BONDS — 25.0%
Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29		07/01/16	2,200	2,369,605

Airlines
United AirLines, Inc., Pass-Through Certificates(g)(i)	NR	9.21		01/21/17	81	195

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.298	(c)	03/13/09	3,500	3,454,195
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75		09/08/11	3,400	3,471,475

						6,925,670

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A2	5.85		06/01/17	1,100	1,099,127

Building Materials — 0.3%
Lennar Corp., Gtd. Notes	Ba1	5.95		10/17/11	5,000	4,225,000

Diversified — 2.0%
C10 Capital SPV Ltd., (original cost $2,500,000; purchased 12/11/06), Debs., 144A(g)(l)	BBB-(d)	6.722	(c)	12/31/49	2,500	2,310,250
General Electric Co., Sr. Unsec’d. Notes	Aaa	3.03	(c)	12/09/08	6,832	6,834,432
General Electric Co., Sr. Unsec’d. Notes	Aaa	5.25		12/06/17	3,800	3,794,756
iStar Financial, Inc., Sr. Unsec’d. Notes	Baa2	5.80		03/15/11	1,000	780,000
Siemens Financieringsmat, (original cost $14,700,000; purchased 08/09/06), Gtd. Notes, 144A (Netherlands)(g)(l)	A1	3.118	(c)	08/14/09	14,700	14,710,231

						28,429,669

Financial - Bank & Trust — 4.9%
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00		09/01/17		5,400	5,622,042
National Australia Bank Ltd., (original cost $7,600,000; purchased 02/01/08), Bonds, 144A (Australia)(g)(l)	Aa1	3.595	(c)	02/08/10		7,600	7,599,582
Norddeutsche Landesbank Girozentrale AG, Pfandbriefe, MTN (Germany)	Aaa	0.45		01/19/09	JPY	2,456,000	24,559,409
Rabobank Nederland, Notes, MTN (Netherlands)	Aaa	0.20		06/20/08	JPY	569,000	5,698,323
Rabobank Nederland, (original cost $6,700,000; purchased 01/17/06), Sr. Notes, 144A (Netherlands)(g)(l)	Aaa	4.278	(c)	01/15/09		6,700	6,696,087
Santander US Debt SA Unipersonal, (original cost $15,495,645; purchased 01/30/06), Gtd. Notes, 144A (Spain)(g)(l)	Aa1	3.205	(c)	02/06/09		15,500	15,438,356
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa1	5.875		12/20/17		200	204,426
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.60		02/15/11		1,000	967,493
VTB Capital SA, (original cost $3,700,000; purchased 10/27/06), Sr. Notes, 144A (Luxembourg)(g)(l)	A2	3.839	(c)	08/01/08		3,700	3,658,375

							70,444,093

Financial Services — 12.6%
American Express Co., Sr. Unsec’d. Notes	A1	7.00		03/19/18		13,000	13,647,647
Bank of America Corp., Jr. Sub. Notes	Aa3	8.00	(c)	12/29/49		40,600	40,648,720
Citi Financial, Inc., Unsec’d. Notes	Aa1	6.625		06/01/15		600	611,725
Citigroup Capital XXI, Gtd. Notes	A1	8.30	(c)	12/21/47		11,000	10,839,103
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	3.291	(c)	01/30/09		1,900	1,882,947
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.875		01/14/38		15,800	15,228,956
General Electric Capital Corp., (original cost $14,999,395; purchased 08/30/07), Sub. Notes, 144A(g)(l)	Aa1	6.751	(c)	09/15/36	GBP	7,500	14,188,481
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B1	6.75		12/01/14		10,100	7,147,780
General Motors Acceptance Corp., Sr. Unsec’d. Notes	Ba1	6.875		08/28/12		10,800	8,207,244
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B1	8.00		11/01/31		1,000	716,692
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.35		01/15/16		1,300	1,268,300
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.75		10/01/16		6,000	5,980,014
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75		10/01/37		8,200	7,628,731
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625		01/24/13		16,800	16,335,732
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.006	(c)	02/09/09		15,400	15,224,440
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125		10/13/10		430	481,600
Petroleum Export Ltd., (original cost $1,803,610; purchased 07/14/05), Sr. Notes, 144A (Cayman Islands)(g)(l)	Baa1	5.265		06/15/11		1,804	1,809,598
SLM Corp., Sr. Unsec’d. Notes(g)	Baa2	2.828	(c)	04/14/08		12,900	12,716,007
SLM Corp., (original cost $4,780,656; purchased 06/08/07), Sr. Unsec’d. Notes, MTN, 144A(g)(l)	Baa2	2.546	(c)	04/18/08		4,800	4,792,426

							179,356,143

Healthcare - Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.00		06/15/17		1,100	1,120,898
HCA, Inc., Sr. Sec’d. Notes	B2	9.25		11/15/16		200	207,500

							1,328,398

Insurance — 0.6%
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	Aa2	0.95		07/15/09	JPY	875,000	8,749,500

Oil, Gas & Consumable Fuels — 0.6%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00		05/15/11		200	203,221
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80		08/01/31		1,050	1,078,076
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	3.214	(c)	09/05/08		7,800	7,761,102

							9,042,399

Paper & Forest Products — 0.3%
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	7.75		11/15/29		3,000	2,520,000
Georgia-Pacific Corp., (original cost $1,300,000; purchased 12/13/06), Gtd. Notes, 144A(g)(l)	Ba3	7.125		01/15/17		1,300	1,202,500
Georgia-Pacific Corp., (original cost $900,000; purchased 12/13/06), Gtd. Notes, 144A(g)(l)	Ba3	7.00		01/15/15		900	843,750

							4,566,250

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75		08/15/11		3,700	3,870,548

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80		02/15/18		2,200		2,305,657
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50		08/15/37		400		420,006

								6,596,211

Telecom - Integrated/Services — 0.5%
BellSouth Corp., Gtd. Notes	A2	3.165	(c)	08/15/08		7,200		7,190,734

Telecommunications — 1.2%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082		06/01/16		6,000		5,680,422
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625		06/15/15		7,000		6,825,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875		03/15/12		1,650		1,683,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.85		09/15/35		2,500		2,277,382

								16,465,804

Tobacco — 0.3%
Reynolds American, Inc., Sr. Unsec’d. Notes	Ba1	7.625		06/01/16		4,000		4,208,656

Utilities — 0.3%
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.625		05/15/27		4,700		4,418,000

TOTAL CORPORATE BONDS (cost $355,570,770)								355,415,454

FOREIGN GOVERNMENT BONDS — 2.1%
Deutsche Bundesrepublik Bonds (Germany)	Aaa	6.25		01/04/30	EUR	7,700		14,927,236
Federal Republic of France Bonds (France)	Aaa	4.00		12/31/49	EUR	1,400		1,949,338
Federal Republic of Panama, Sr. Unsec’d. Notes (Panama)	Ba1	8.875		09/30/27		750		956,250
Republic of Brazil Sr. Unsec’d. Notes (Brazil)	Ba1	12.50		01/05/22	BRL	18,300		11,393,828

TOTAL FOREIGN GOVERNMENT BONDS (cost $27,640,956)								29,226,652

MUNICIPAL BONDS — 0.9%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, B1B, Series 1076, Revenue Bonds, 144A (original cost $516,495; purchased 04/29/05)(g)(l)	AA(d)	6.99	(c)	01/01/32		500		473,540
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75		01/01/32		1,000	(f)	973,540

								1,447,080

California
State of California, General Obligation Bonds	Aaa	4.50		08/01/28		100		93,657

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.00		03/01/21		700		722,813

Hawaii — 0.2%
Honolulu Hawaii City & County, Series A, General Obligation Bonds		5.00		07/01/23		3,075	(f)	3,149,323

Massachusetts — 0.2%
Massachusetts Water resources Authority, Series J, Revenue Bonds	Aaa	5.00		08/01/32		2,500	(f)	2,478,975

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125		06/01/32		1,205		1,171,453
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25		06/01/42		400		383,136

								1,554,589

Washington — 0.2%
Pierce County School District No. 3, General Obligation Bonds	Aaa	5.00		12/01/23		3,000	(f)	3,071,700

TOTAL MUNICIPAL BONDS (cost $12,473,517)								12,518,137

						Shares
PREFERRED STOCKS — 0.3%
Business Services — 0.3%
Bank of America Corp., 7.25%, CVT (cost $4,200,000)						4,200		4,338,600

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 95.3%
Federal Home Loan Mortgage Corp.	4.00		09/01/18	629	617,886
Federal Home Loan Mortgage Corp.	4.50		11/01/35	843	813,358
Federal Home Loan Mortgage Corp.	5.00		09/01/35-01/01/36	50,783	50,364,602
Federal Home Loan Mortgage Corp.	5.00		TBA	400	395,000
Federal Home Loan Mortgage Corp.	5.50		06/01/37	1,967	1,988,088
Federal Home Loan Mortgage Corp.	5.50		TBA	8,000	8,077,504
Federal National Mortgage Assoc.	4.00		07/01/18-03/01/20	68,546	67,135,167
Federal National Mortgage Assoc.	4.50		08/01/33-06/01/36	54,984	53,058,792
Federal National Mortgage Assoc.	4.50		TBA	35,000	34,803,125
Federal National Mortgage Assoc.	5.00		12/01/18-03/01/36	174,171	172,812,704
Federal National Mortgage Assoc.	5.119	(c)	06/01/35	1,434	1,461,099
Federal National Mortgage Assoc.	5.433	(c)	05/01/36	78	78,788
Federal National Mortgage Assoc.	5.50		09/01/32-01/01/37	323,826	327,588,474
Federal National Mortgage Assoc.	6.00		04/01/16-09/01/36	18,978	19,472,821
Federal National Mortgage Assoc.	6.00		TBA	385,000	394,384,375
Federal National Mortgage Assoc.	6.089	(c)	12/01/36	1,774	1,794,970
Government National Mortgage Assoc.	4.50		09/15/33	37	36,270
Government National Mortgage Assoc.	5.00		08/15/33-09/15/36	6,817	6,824,204
Government National Mortgage Assoc.	5.00		TBA	6,000	5,983,128
Government National Mortgage Assoc.	5.50		05/15/36-02/15/38	5,000	5,106,329
Government National Mortgage Assoc.	5.50		TBA	16,000	16,264,992
Government National Mortgage Assoc.	5.625	(c)	08/20/24-08/20/27	148	150,001
Government National Mortgage Assoc.	6.00		10/15/23-11/15/37	91,410	94,471,525
Government National Mortgage Assoc.	6.00		TBA	40,300	41,584,563
Government National Mortgage Assoc.	6.375	(c)	04/20/25-05/20/25	44	44,832
Government National Mortgage Assoc.	6.50		08/15/36-11/15/37	47,939	49,886,013
Government National Mortgage Assoc.	9.00		07/15/30-08/15/30	2	2,503

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,337,582,491)					1,355,201,113

U.S. TREASURY OBLIGATIONS — 34.5%
U.S. Treasury Bonds	4.375		02/15/38	88,800	89,854,500
U.S. Treasury Bonds	4.75		02/15/37	1,200	1,290,656
U.S. Treasury Bonds	5.00		05/15/37	125,100	139,945,867
U.S. Treasury Bonds	6.25		05/15/30	5,400	6,902,718
U.S. Treasury Bonds	6.75		08/15/26	17,900	23,481,166
U.S. Treasury Bonds	8.75		08/15/20	13,000	19,089,694
U.S. Treasury Inflationary Bonds, TIPS	2.375		01/15/25	5,400	6,578,334
U.S. Treasury Inflationary Bonds, TIPS	2.375		01/15/27	2,100	2,398,917
U.S. Treasury Notes	4.50		02/15/16	100	110,078
U.S. Treasury Notes	4.625		02/15/17	147,800	162,337,460
U.S. Treasury Notes	8.125		08/15/19	25,200	35,104,785

U.S. Treasury Strips	7.25	02/15/22	7,000	3,770,557

TOTAL U.S. TREASURY OBLIGATIONS (cost $490,096,986)				490,864,732

TOTAL LONG-TERM INVESTMENTS (cost $2,345,187,955)				2,352,390,959

SHORT-TERM INVESTMENTS — 3.9%

		Notional Amounts (000)#
OUTSTANDING OPTIONS PURCHASED* — 2.1%
Call Options — 2.1%
2 Year U.S. Treasury Note Futures,
expiring 04/25/2008, Strike Price $110.50		166,200	12,984
expiring 05/23/2008, Strike Price $116.00		37,600	2,938
5 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $125.00		187,000	14,609
expiring 05/23/2008, Strike Price $136.00		69,300	5,414
expiring 05/23/2008, Strike Price $138.00		406,400	31,750
10 Year U.S. Treasury Bond Futures,
expiring 05/23/2008, Strike Price $132.00		151,000	23,594
20 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $142.00		288,800	45,125
expiring 05/23/2008, Strike Price $146.00		71,700	11,203
expiring 05/23/2008, Strike Price $147.00		26,700	4,172
expiring 05/23/2008, Strike Price $148.00		10,000	1,563
expiring 05/23/2008, Strike Price $150.00		54,500	8,516
Currency Option on EUR vs. USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	8,400	1,793,638
Currency Option on USD vs. JPY,
expiring 09/16/2008 @ FX Rate 118.00		18,300	1,885
Euro-Bobl Futures,
expiring 05/23/2008, Strike Price $120.00	EUR	102,300	8,075
expiring 05/23/2008, Strike Price $122.00	EUR	44,400	3,505
Euro-Bund Futures,
expiring 05/23/2008, Strike Price $125.00	EUR	2,800	422
expiring 05/23/2008, Strike Price $130.00	EUR	18,000	2,842
Eurodollar Futures,
expiring 04/16/2008, Strike Price $94.00	GBP	70,500	—
FNMA,
expiring 04/07/2008, Strike Price $105.00		61,000	—
Swap on 3 Month LIBOR,
expiring 05/02/2008 @ 5.75%		7,800	1,392,283
expiring 12/19/2008 @ 4.50%		243,900	8,194,869
expiring 03/18/2009 @ 7.00%	GBP	220,900	17,426,133
expiring 09/19/2010 @ 2.80%		49,900	470,357
Treasury Inflationary Index,
expiring 05/29/2008, Strike Price $124.00		5,700	—
U.S. Treasury Note Futures,
expiring 05/30/2008, Strike Price $117.50		81,000	—
expiring 05/30/2008, Strike Price $125.00		149,000	—
expiring 06/06/2008, Strike Price $105.09		14,000	—
expiring 06/06/2008, Strike Price $113.31		55,400	1,108
expiring 06/06/2008, Strike Price $114.50		39,400	394
expiring 06/06/2008, Strike Price $114.88		6,700	67

			29,457,446

Put Options
10 Year U.S. Treasury Bond Futures,
expiring 05/23/2008, Strike Price $80.00		88,300	13,797
expiring 05/23/2008, Strike Price $86.00		329,100	51,422
expiring 05/23/2008, Strike Price $88.00		58,200	9,094
expiring 05/23/2008, Strike Price $92.00		18,700	2,922
expiring 05/23/2008, Strike Price $95.00		244,900	38,266

expiring 05/23/2008, Strike Price $100.00		427,400	66,781
20 Year U.S. Treasury Note Futures,
expiring 05/23/2008, Strike Price $84.00		47,600	7,437
expiring 05/23/2008, Strike Price $90.00		192,400	30,062
Currency Option on EUR vs. USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	8,400	295,295
Eurodollar Futures,
expiring 06/16/2008, Strike Price $92.50		402,000	2,512
expiring 06/18/2008, Strike Price $92.50	GBP	311,500	—
FNMA,
expiring 04/07/2008, Strike Price $86.00		78,000	11
expiring 04/07/2008, Strike Price $89.00		45,000	57
expiring 04/07/2008, Strike Price $91.00		230,000	257
expiring 04/07/2008, Strike Price $95.00		283,000	263
expiring 05/06/2008, Strike Price $87.19		65,000	16,025
expiring 05/06/2008, Strike Price $92.00		100,000	54,002
expiring 05/12/2008, Strike Price $81.25		35,000	6,852
expiring 06/05/2008, Strike Price $88.00		27,000	20,891
GNMA,
expiring 04/14/2008, Strike Price $96.00		52,000	456
expiring 05/13/2008, Strike Price $91.00		27,300	15,308
expiring 06/12/2008, Strike Price $85.00		53,000	51,750
Swap on 3 Month LIBOR,
expiring 05/02/2008 @ 6.25%		4,500	9
Treasury Inflationary Index,
expiring 05/28/2008, Strike Price $81.00		2,100	—
expiring 05/28/2008, Strike Price $82.00		6,000	—
U.S. Treasury Note Futures,
expiring 04/25/2008, Strike Price $100.00		159,500	24,922
expiring 05/30/2008, Strike Price $111.00		25,200	—
expiring 06/06/2008, Strike Price $110.50		25,200	—
expiring 06/06/2008, Strike Price $114.00		13,000	—

			708,391

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $21,986,311)			30,165,837

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Home Loan Bank (cost $13,200,000)	1.50%	04/01/08	$13,200	13,200,000

REPURCHASE AGREEMENT — 0.5%
PNC Bank, 1.20%, dated 03/31/08, due 04/01/08 in the amount of $7,000,233 (cost $7,000,000; the value of the collateral plus accrued interest was $7,171,671)(m)			7,000	7,000,000

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,771,194)(w)			5,771,194	5,771,194

TOTAL SHORT-TERM INVESTMENTS (cost $47,957,505)				56,137,031

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT— 169.3% (cost $2,393,145,460)					2,408,527,990

	Interest Rate	Maturity Date		Principal Amount (000)#
SECURITIES SOLD SHORT — (64.5)%
U.S. Government Mortgage-Backed Obligations — (21.6)%
Federal National Mortgage Assoc.	5.00%	TBA		$245,500	(242,968,404)
Federal National Mortgage Assoc.	5.50	TBA		13,200	(13,472,250)
Federal National Mortgage Assoc.	5.50	TBA		48,100	(48,550,937)
Government National Mortgage Assoc.	5.00	TBA		2,000	(1,999,376)

					(306,990,967)

U.S. Treasury Obligations — (42.9)%
U.S. Treasury Bonds	5.375	02/15/31		8,700	(10,062,089)
U.S. Treasury Bonds	6.875	08/15/25		8,000	(10,550,000)
U.S. Treasury Bonds	9.00	11/15/18		950	(1,389,004)
U.S. Treasury Inflationary Bonds, TIPS	2.00	07/15/14		5,100	(6,201,274)
U.S. Treasury Notes	3.259	12/31/09		36,000	(36,992,808)
U.S. Treasury Notes	3.50	12/15/09		14,000	(14,448,434)
U.S. Treasury Notes	3.625	05/15/13		1,800	(1,901,110)
U.S. Treasury Notes	4.25	11/15/14		149,100	(163,031,606)
U.S. Treasury Notes	4.375	08/15/12		81,700	(88,848,750)
U.S. Treasury Notes	4.50	05/15/17		700	(760,703)
U.S. Treasury Notes	4.625	02/29/12		6,700	(7,308,755)
U.S. Treasury Notes	4.625	11/15/16		1,200	(1,323,937)
U.S. Treasury Notes	4.625	02/15/17		148,100	(162,666,968)
U.S. Treasury Notes	4.75	05/15/14		400	(449,031)
U.S. Treasury Notes	4.75	08/15/17		1,300	(1,438,328)
U.S. Treasury Notes	4.875	04/30/11		55,400	(60,360,017)
U.S. Treasury Notes	4.875	07/31/11		39,400	(43,112,229)

					(610,845,043)

TOTAL SECURITIES SOLD SHORT (proceeds received $906,038,532)					(917,836,010)

				Contracts/ Notional Amounts (000)#
OUTSTANDING OPTIONS WRITTEN* — (1.6)%
Call Options — (1.6)%
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%				14,300	(219,505)
expiring 12/19/2008 @ 5.00%				81,300	(5,715,482)
expiring 03/18/2009 @ 7.00%			GBP	68,100	(15,940,405)
expiring 09/19/2015 @ 4.20%				16,800	(616,114)

					(22,491,506)

Put Options
Currency Option on USD vs JPY, expiring 09/16/2008 @ FX Rate 100.00				9,100	(376,230)
Swap on 3 Month LIBOR, expiring 09/20/2008 @ 1.50%				14,300	(273,845)

					(650,075)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $17,163,433)					(23,141,581)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT— 103.2% (cost $1,469,943,495)(o)					1,467,550,399
Liabilities in excess of other assets(x) — (3.2)%					(45,121,444)

NET ASSETS — 100.0%					$1,422,428,955

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
NR	Not Rated by Moody’s or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar

†	The rating reflected is as of March 31, 2008. Rating of bonds may have changed subsequent to that date.
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $4,787,500 and $4,787,500, respectively.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(l)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $127,245,102. The aggregate value of $120,875,058 is approximately 8.5% of net assets.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(o)	As of March 31, 2008, 1 security representing $195 and 0.00% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $11,820,100 have been segregated with the custodian to cover margin requirements for future contracts open at March 31, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
2,000	90 Day Euro Dollar	Jun 08	$481,125,000	$488,650,000	$7,525,000
418	90 Day Euro Dollar	Jun 09	99,980,200	102,023,350	2,043,150
102	90 Day Euro Dollar	Sep 09	24,346,125	24,843,375	497,250
390	90 Day Euro Dollar	Dec 09	94,862,625	94,716,375	(146,250)
698	90 Day Euro EURIBOR	Sep 09	265,730,945	265,189,530	(541,415)
962	90 Day Sterling	Sep 08	226,281,580	226,409,937	128,357
42	90 Day Sterling	Dec 08	9,884,841	9,915,057	30,216
8,727	10 Year U.S. Treasury Notes	Jun 08	1,005,733,672	1,038,103,922	32,370,250

					41,906,558

Short Positions:
1,176	90 Day Euro Dollar	Sep 08	$284,587,100	$287,840,700	$(3,253,600)
526	90 Day Euro Dollar	Dec 08	127,837,725	128,659,600	(821,875)
654	2 Year U.S. Treasury Notes	Jun 08	140,479,797	140,385,188	94,609
1,546	5 Year Euro-Bobl	Jun 08	269,847,310	269,422,980	424,330
4,896	5 Year U.S. Treasury Notes	Jun 08	555,577,250	559,291,500	(3,714,250)
208	10 Year Euro-Bund	Jun 08	38,361,784	38,085,663	276,121
5,846	20 Year U.S. Treasury Bonds	Jun 08	685,001,656	694,486,531	(9,484,875)

					(16,479,540)

					$25,427,018

Forward foreign currency exchange contracts outstanding at March 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	12,860	$6,727,000	$7,192,727	$465,727
Expiring 12/02/08	BRL	36,108	19,319,213	19,461,498	142,285
British Pound,
Expiring 04/17/08	GBP	7,969	15,802,436	15,815,588	13,152
Canadian Dollar
Expiring 04/17/08	CAD	790	793,205	769,431	(23,774)
Chinese Yuan,
Expiring 07/02/08	CNY	203,280	28,000,000	29,876,616	1,876,616
Expiring 10/10/08	CNY	83,615	12,327,130	12,680,208	353,078
Euros,
Expiring 04/03/08	EUR	449	709,752	711,364	1,612
Indian Rupee,
Expiring 05/12/08	INR	1,636,869	39,794,821	40,645,586	850,765
Japanese Yen,
Expiring 05/12/08	JPY	350,000	3,536,354	3,520,315	(16,039)
South Korean Won,
Expiring 08/04/08	KRW	11,524,894	12,142,739	11,651,311	(491,428)
Russian Ruble,
Expiring 07/10/08	RUB	680,702	26,939,000	28,715,806	1,776,806
Expiring 11/19/08	RUB	393,645	15,953,191	16,373,832	420,641
Swiss Franc
Expiring 06/09/08	CHF	7,000	6,719,269	7,048,692	329,423

			$188,764,110	$194,462,974	$5,698,864

Sale Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/24/08	AUD	393	$355,901	$359,163	$(3,262)
Brazilian Real,
Expiring 07/02/08	BRL	4,096	22,507,000	22,426,522	80,478
Expiring 12/02/08	BRL	6,628	3,680,056	3,572,435	107,621
British Pound,
Expiring 04/08/08	GBP	7,157	14,224,825	14,204,061	20,764
Expiring 04/17/08	GBP	23,459	46,378,442	46,500,914	(122,472)
Euros,
Expiring 04/28/08	EUR	8,891	13,861,894	14,026,496	(164,602)
Indian Rupee,
Expiring 05/12/08	INR	1,036,578	26,163,000	25,739,583	423,417
Japanese Yen,
Expiring 05/12/08	JPY	3,562,589	35,269,553	35,832,669	(563,116)
Russian Ruble,
Expiring 07/10/08	RUB	469,247	19,077,000	19,795,435	(718,435)

			$181,517,671	$182,457,278	$(939,607)

Interest rate swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date		Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	06/18/13		$51,100,000	4.00%	3 month LIBOR	$766,289
Bank of America Securities LLC(2)	06/18/23		57,100,000	5.00%	3 month LIBOR	556,500
Bank of America Securities LLC(2)	06/18/10		660,400,000	4.00%	3 month LIBOR	(8,016,035)
Barclays Capital(1)	06/18/13		398,500,000	4.00%	3 month LIBOR	10,280,610
Barclays Capital(2)	06/18/38		41,000,000	5.00%	3 month LIBOR	(1,856,212)
Citigroup(2)	06/20/17		30,000,000	5.00%	3 month LIBOR	(1,772,747)
Citigroup(2)	06/18/23		44,300,000	5.00%	3 month LIBOR	338,078
Deutsche Bank(1)	06/18/15		30,700,000	5.00%	3 month LIBOR	1,354,939
Deutsche Bank(2)	06/18/38		46,600,000	5.00%	3 month LIBOR	(3,985,625)
Goldman Sachs(1)	06/18/13		46,200,000	4.00%	3 month LIBOR	1,240,802
Lehman Brothers, Inc.(2)	06/18/23		11,700,000	5.00%	3 month LIBOR	(402,593)
Merrill Lynch & Co.(1)	12/17/10		73,700,000	4.00%	3 month LIBOR	1,603,083
Merrill Lynch & Co.(1)	06/18/13		228,300,000	4.00%	3 month LIBOR	2,951,679
Merrill Lynch & Co.(2)	06/18/38		24,000,000	5.00%	3 month LIBOR	648,967
Morgan Stanley Capital Services, Inc.(1)	06/18/18		92,500,000	5.00%	3 month LIBOR	5,966,431
Morgan Stanley Capital Services, Inc.(1)	06/18/13		365,800,000	4.00%	3 month LIBOR	14,763,103
Morgan Stanley Capital Services, Inc.(2)	06/18/38		54,800,000	5.00%	3 month LIBOR	(4,088,782)
Morgan Stanley Capital Services, Inc.(2)	06/18/10		10,200,000	4.00%	3 month LIBOR	(121,005)
Royal Bank of Scotland PLC (1)	06/18/13		23,100,000	4.00%	3 month LIBOR	40,509
Royal Bank of Scotland PLC (2)	06/18/10		354,000,000	4.00%	3 month LIBOR	(4,222,636)
Royal Bank of Scotland PLC (2)	06/18/23		4,600,000	5.00%	3 month LIBOR	(129,266)
Merrill Lynch & Co.(2)	01/23/09		2,300,000	4.50%	ICAP CMM FRA Fixing Rate	141,186
Citigroup(1)	04/15/09	AUD	82,000,000	7.00%	3 month Australian Bank Bill rate	(1,602,219)
Citigroup(1)	09/15/09	AUD	210,000,000	7.00%	3 month Australian Bank Bill rate	(624,484)
UBS AG(1)	09/15/09	AUD	156,900,000	7.00%	3 month Australian Bank Bill rate	(477,654)
Morgan Stanley Capital Services, Inc.(1)	12/15/09	AUD	38,600,000	7.00%	6 month Australian Bank Bill rate	(116,076)
UBS AG(1)	03/15/11	AUD	97,100,000	7.50%	6 month Australian Bank Bill rate	216,954
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	29,700,000	12.54%	Brazilian interbank lending rate	(73,786)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	72,800,000	10.12%	Brazilian interbank lending rate	601,540
UBS AG(1)	01/02/12	BRL	52,800,000	10.58%	Brazilian interbank lending rate	(1,522,997)
UBS AG(1)	01/02/12	BRL	13,400,000	12.54%	Brazilian interbank lending rate	(38,455)
Barclays Capital(1)	06/15/10	EUR	84,250,000	4.50%	6 month EURIBOR	369,686
Citigroup(1)	03/21/09	EUR	4,000,000	4.00%	6 month EURIBOR	(25,628)
Deutsche Bank(1)	06/15/10	EUR	64,200,000	4.50%	6 month EURIBOR	(89,989)
Deutsche Bank(1)	06/18/34	EUR	9,400,000	5.00%	6 month EURIBOR	107,935
Deutsche Bank(1)	06/15/13	EUR	32,700,000	4.00%	6 month EURIBOR	250,180
UBS AG(1)	10/15/10	EUR	1,400,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	11,614

Barclays Capital(1)	09/15/10	GBP	23,200,000	5.00%	6 month LIBOR	314,450
Barclays Capital(1)	09/17/13	GBP	9,100,000	5.00%	6 month LIBOR	36,892
Barclays Capital(1)	09/17/11	GBP	23,200,000	4.50%	6 month LIBOR	(39,833)
Deutsche Bank(1)	09/15/10	GBP	6,900,000	5.00%	6 month LIBOR	230,312
Goldman Sachs(1)	09/15/15	GBP	2,000,000	5.00%	6 month LIBOR	11,807
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	49,200,000	6.00%	6 month LIBOR	807,334
Royal Bank of Scotland PLC (1)	09/17/11	GBP	42,500,000	4.50%	6 month LIBOR	(415,047)
Barclays Capital(2)	06/20/17	JPY	340,000,000	2.00%	6 month LIBOR	(99,151)
UBS AG(2)	06/20/17	JPY	830,000,000	2.00%	6 month LIBOR	(276,716)
Citigroup(1)	05/14/09	MXN	525,000,000	7.91%	28 day Mexican interbank rate	190,976

						$13,804,920

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd.(2)	05/25/46	$13,200,000	0.11%	ABX.HE.AAA.06-2 Index	$(306,164)
Credit Suisse International, LTD. (2)	05/25/46	1,200,000	0.11%	ABX.HE.AAA.06-2 Index	(38,309)
Credit Suisse International, LTD. (2)	08/25/37	11,900,000	0.09%	ABX.HE.AAA.07-1 Index	(1,945,246)
Credit Suisse International, LTD. (2)	08/25/37	19,900,000	0.15%	ABX.HE.AAA.07-1 Index	(1,897,561)
Citigroup(2)	01/25/38	14,700,000	0.76%	ABX.HE.AAA.07-2 Index	(2,131,835)
Morgan Stanley & Co.(1)	12/20/08	2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	6,353
Morgan Stanley & Co.(1)	12/20/08	300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	693
Merrill Lynch & Co.(1)	12/20/08	800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	272
Goldman Sachs(1)	03/20/12	2,300,000	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	54,230
UBS AG(1)	12/20/08	3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	6,514
Barclays Bank PLC(1)	06/20/12	1,300,000	0.15%	Baker Hughes, Inc., 6.00%, due 02/15/09	20,080
Bank of America Securities LLC(1)	12/20/12	1,400,000	0.47%	Black & Decker Corp., 4.75%, due 11/01/14	66,312
Barclays Bank PLC(1)	07/12/43	1,946,000	3.30%	Camber 6A, 8.758%, due 07/12/43	1,806,407
Bear Stearns International Ltd.(1)	12/20/08	400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	5,678
Bear Stearns International Ltd.(1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	1,291
UBS AG(1)	06/20/17	1,100,000	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	26,779
UBS AG(1)	12/20/08	800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(192)
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(413)
Lehman Brothers, Inc.(1)	09/20/12	1,700,000	0.60%	CBS Corp., 4.625%, due 05/15/18	99,191
Barclays Bank PLC(1)	06/20/12	1,300,000	0.17%	Cigna Corp., 6.375%, due 10/15/11	34,836
Barclays Bank PLC(1)	06/20/15	700,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	66,249
Bank of America Securities LLC(1)	12/20/12	1,400,000	0.33%	Clorox Co., 6.125%, due 02/01/11	29,038
Lehman Brothers, Inc.(1)	12/20/08	700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	3
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(17)
Morgan Stanley & Co.(1)	09/20/11	3,800,000	0.24%	CVS Corp., 5.75%, due 08/15/11	33,199
Barclays Bank PLC(1)	09/20/11	3,400,000	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	27,070
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.24%	Deere & Co., 7.85%, due 05/15/10	231
Merrill Lynch & Co.(1)	12/20/08	1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(1,370)
Lehman Brothers, Inc.(1)	12/20/11	2,000,000	0.00%	Dow Jones CDX HY-7 Index	452,495
Merill Lynch & Co.(1)	12/20/11	2,500,000	0.00%	Dow Jones CDX HY-7 Index	573,827
Bank of America Securities LLC(1)	06/20/12	16,038,000	2.75%	Dow Jones CDX HY-8 Index	970,737
Citigroup(2)	06/20/12	84,361,225	0.47%	Dow Jones CDX HY-8 Index	(3,069,203)
Citigroup(2)	06/20/12	28,200,000	2.11%	Dow Jones CDX HY-8 Index	(2,493,427)
Citigroup(2)	06/20/12	10,700,000	2.14%	Dow Jones CDX HY-8 Index	(930,163)
Citigroup(2)	06/20/12	2,700,000	2.18%	Dow Jones CDX HY-8 Index	(231,108)
Merill Lynch & Co.(1)	06/20/12	27,918,000	2.75%	Dow Jones CDX HY-8 Index	2,294,724
Merill Lynch & Co.(2)	06/20/12	15,400,000	2.08%	Dow Jones CDX HY-8 Index	(1,374,000)

UBS AG(1)	06/20/12	27,324,000	2.75%	Dow Jones CDX HY-8 Index	1,692,080
Morgan Stanley & Co.(1)	12/20/12	11,400,000	0.14%	Dow Jones CDX IG5 Index	1,200,101
Morgan Stanley & Co.(1)	12/20/12	26,700,000	0.14%	Dow Jones CDX IG5 Index	2,810,762
Morgan Stanley & Co.(2)	12/20/15	8,140,000	0.46%	Dow Jones CDX IG5 Index	(1,219,861)
Morgan Stanley & Co.(2)	12/20/15	19,000,000	0.46%	Dow Jones CDX IG5 Index	(2,841,355)
Bank of America Securities LLC(1)	12/20/16	2,300,000	0.65%	Dow Jones CDX IG7 Index	151,834
Barclays Bank PLC(1)	12/20/11	1,000,000	0.75%	Dow Jones CDX IG7 Index	82,253
Morgan Stanley & Co.(1)	12/20/16	13,500,000	0.65%	Dow Jones CDX IG7 Index	894,707
Bank of America Securities LLC(1)	06/20/12	142,900,000	0.35%	Dow Jones CDX IG8 Index	6,130,687
Barclays Bank PLC(2)	06/20/17	57,400,000	0.60%	Dow Jones CDX IG8 Index	(2,598,275)
Lehman Brothers, Inc.(1)	06/20/12	14,900,000	0.35%	Dow Jones CDX IG8 Index	569,703
Goldman Sachs(2)	12/20/12	49,900,000	0.60%	Dow Jones CDX IG9 5Y Index	(658,273)
Lehman Brothers, Inc.(2)	12/20/12	36,900,000	0.60%	Dow Jones CDX IG9 5Y Index	284,703
Barclays Bank PLC(1)	06/20/12	1,300,000	0.09%	Duke Energy, 7.375%, due 03/01/10	25,747
Bank of America Securities LLC(1)	12/20/08	1,700,000	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	298
Bank of America Securities LLC(1)	12/20/08	200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	18
Citigroup(1)	12/20/08	2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	99
Citigroup(1)	12/20/08	300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	130
Barclays Bank PLC(1)	12/20/08	2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(611)
Barclays Bank PLC(1)	12/20/08	300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(7)
Morgan Stanley & Co.(1)	12/20/08	1,600,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(731)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(62)
Morgan Stanley & Co.(1)	12/20/08	800,000	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(427)
Bear Stearns International Ltd.(1)	10/05/46	3,137,618	1.55%	ESP Funding Ltd., 6.74%, due 10/05/46(3)	2,795,160
Citigroup(1)	12/20/08	1,700,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(363)
Citigroup(1)	12/20/08	200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	12
Merrill Lynch & Co.(1)	12/20/08	600,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	7,331
Deutsche Bank(1)	09/20/16	2,400,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	5,703
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(6,143)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(470)
Lehman Brothers, Inc.(1)	06/20/12	1,300,000	0.12%	Hartford Financial Services Group, 4.75%, due 03/01/14	65,136
Lehman Brothers, Inc.(1)	12/20/08	2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	12,162
Lehman Brothers, Inc.(1)	12/20/08	300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	1,416
Bear Stearns International Ltd.(1)	12/20/08	2,200,000	0.32%	H-P Co., 6.50%, due 07/01/12	227
Bear Stearns International Ltd.(1)	12/20/08	300,000	0.32%	H-P Co., 6.50%, due 07/01/12	117
Merrill Lynch & Co.(1)	12/20/08	1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(567)
Barclays Bank PLC(1)	03/20/12	1,500,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	88,330
Barclays Bank PLC(1)	12/20/12	2,000,000	0.48%	International Paper Co., 5.85%, due 10/30/12	176,886
Bear Stearns International Ltd.(1)	12/20/08	800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	6,933
Barclays Bank PLC(1)	03/20/11	1,000,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	219,287
Lehman Brothers, Inc.(1)	12/20/08	2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	472

Lehman Brothers, Inc.(1)	12/20/08	300,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	42
Lehman Brothers, Inc.(1)	12/20/12	900,000	0.44%	Kohls Corp., 6.30%, due 03/01/11	48,847
Morgan Stanley & Co.(1)	03/20/13	5,000,000	0.56%	Kroger Co., 5.50%, due 02/01/13	38,584
Deutsche Bank(1)	12/20/11	5,000,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	900,317
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(2,948)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(350)
Bear Stearns International Ltd.(1)	03/20/16	3,100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	84,567
Barclays Bank PLC(1)	06/20/12	1,300,000	0.12%	Loews Corp., 8.875%, due 04/15/11	18,618
Goldman Sachs(1)	02/25/34	1,323,245	2.00%	Long Beach Mortgage Loan Trust 2004-1, 7.34%, due 02/25/34(3)	547,478
Merrill Lynch & Co.(2)	02/25/34	1,323,245	2.25%	Long Beach Mortgage Loan Trust 2004-1, 7.34%, due 02/25/34(3)	(542,830)
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	25,918
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	2,144
Lehman Brothers, Inc.(1)	09/20/17	5,000,000	1.02%	Masco Corp., 5.875%, due 07/15/12	532,246
Bear Stearns International Ltd.(1)	10/13/46	4,733,729	1.40%	Mercury CDO, Ltd., 6.41%, due 07/27/48(3)	4,222,828
Merrill Lynch & Co.(1)	12/20/08	1,200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	8,838
Goldman Sachs(1)	03/20/12	2,300,000	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	40,964
UBS AG(1)	06/20/17	800,000	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	28,317
Bear Stearns International Ltd.(1)	12/20/12	1,800,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	62,213
Lehman Brothers, Inc.(1)	12/20/08	900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(2,569)
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(329)
Merrill Lynch & Co.(1)	12/20/08	800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(314)
Lehman Brothers, Inc.(1)	06/20/09	6,600,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	6,474
Barclays Bank PLC(1)	06/20/12	1,300,000	0.09%	Progress Energy, Inc., 5.625%, due 01/15/16	19,657
Merrill Lynch & Co.(1)	04/15/20	1,800,000	1.95%	Race Point CLO, 7.01%, due 04/15/20	497,304
Merrill Lynch & Co.(1)	04/15/20	2,500,000	4.03%	Race Point CLO, 9.61%, due 04/15/20	905,333
Lehman Brothers, Inc.(1)	12/20/08	1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	4,483
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	297
UBS AG(1)	12/20/08	800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	2,866
Morgan Stanley & Co.(2)	06/20/08	1,500,000	0.25%	Russian Federation, 7.50%, due 03/31/30	40
Barclays Bank PLC(1)	12/20/12	3,000,000	0.35%	Safeway, Inc. 5.80%, 08/15/12	38,829
Citigroup(1)	03/20/12	2,300,000	0.34%	Safeway, Inc. 5.80%, 08/15/12	22,233
Merrill Lynch & Co.(1)	12/15/19	1,600,000	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	346,552
Merrill Lynch & Co.(1)	12/15/19	2,500,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	408,992
Barclays Bank PLC(1)	06/20/12	1,300,000	0.12%	Schlumberger Limited, 1.50%, due 06/01/23	23,143
Morgan Stanley & Co.(1)	09/20/13	1,600,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	75,483
Bank of America Securities LLC(1)	12/20/12	2,200,000	0.30%	Sherwin-Williams, 7.375%, due 02/01/27	62,795
Barclays Bank PLC(1)	12/20/12	3,000,000	0.44%	Sherwin-Williams, 7.375%, due 02/01/27	67,248
UBS AG(1)	12/20/08	800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	6,028
Bank of America Securities LLC(1)	08/07/45	443,811	4.20%	TABS Ltd. 2005-2A, 7.63%, due 08/07/45(3)	372,881
Morgan Stanley & Co.(1)	06/20/12	5,000,000	0.11%	Target Corp., 5.875%, 03/01/12	165,454
Morgan Stanley & Co.(1)	12/20/08	800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(1,239)

Morgan Stanley & Co.(1)	12/20/12	2,100,000	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	34,347
Bank of America Securities LLC(1)	08/07/45	467,220	4.30%	Trinity CDO Ltd., 7.90%, due 03/08/40(3)	393,779
Goldman Sachs(1)	03/08/40	467,220	3.90%	Trinity CDO Ltd., 7.90%, due 03/08/40(3)	393,903
Bear Stearns International Ltd.(1)	03/20/11	1,000,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	90,899
Citigroup(1)	12/20/08	3,600,000	0.14%	Wal-Mart Stores, Inc., 3.375%, due 10/01/08	2,082
Goldman Sachs(1)	12/20/12	5,300,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	50,447
Morgan Stanley & Co.(1)	06/20/17	4,900,000	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	147,336
Bear Stearns International Ltd.(1)	12/20/08	1,500,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	753
Barclays Bank PLC(1)	12/20/08	900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(2,709)
Barclays Bank PLC(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(124)
Barclays Bank PLC(1)	06/20/12	1,500,000	0.09%	Wells Fargo Co., 5.555%, due 10/28/15(3)	49,805
Lehman Brothers, Inc.(1)	12/20/08	1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	997
Lehman Brothers, Inc.(1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	53
Barclays Bank PLC(1)	03/20/12	1,300,000	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	142,721

					$12,394,073

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 12/31/07.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$10,109,794	$25,427,018
Level 2 - Other Significant Observable Inputs - Long	2,397,693,838	30,958,250
Level 2 - Other Significant Observable Inputs - Short	(940,977,591)
Level 3 - Significant Unobservable Inputs	724,358	—

Total	$1,467,550,399	$56,385,268

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$204
Accrued discounts/premiums	(2,463)
Realized gain (loss)	(177)
Change in unrealized appreciation (depreciation)	47,661
Net purchases (sales)	63,497
Transfers in and/or out of Level 3	615,636

Balance as of 3/31/08	$724,358

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS
Aerospace & Defense 0.8%
Spirit Aerosystems Holdings, Inc. (Class A Stock)(a)	62,200	$1,379,596

Air Freight & Logistics 2.7%
C.H. Robinson Worldwide, Inc.(b)	35,000	1,904,000
Expeditors International Washington, Inc.(b)	64,700	2,923,146

		4,827,146

Capital Markets 2.9%
Eaton Vance Corp.	83,600	2,550,636
TD Ameritrade Holdings Corp.(a)(b)	153,400	2,532,634

		5,083,270

Chemicals 2.3%
Ecolab, Inc.	70,700	3,070,501
Nalco Holding Co.	46,700	987,705

		4,058,206

Commercial Services & Supplies 6.2%
Allied Waste Industries, Inc.(a)(b)	203,700	2,201,997
Corporate Executive Board Co.	44,600	1,805,408
Iron Mountain, Inc.(a)(b)	124,700	3,297,068
Paychex, Inc.(b)	67,400	2,309,124
Stericycle, Inc.(a)(b)	26,000	1,339,000

		10,952,597

Communications Equipment 2.1%
Comverse Technology, Inc.(a)(b)	136,400	2,100,560
Juniper Networks, Inc.(a)(b)	67,600	1,690,000

		3,790,560

Computers & Peripherals 1.1%
Brocade Communications Systems, Inc.(a)	272,700	1,990,710

Consumer Finance 0.7%
Alliance Data Systems Corp.(a)(b)	26,300	1,249,513

Diversified Consumer Services 0.9%
Weight Watchers International, Inc.	34,500	1,598,385

Diversified Telecommunication Services 0.7%
Cogent Communications Group, Inc.(a)(b)	67,500	1,235,925

Electrical Equipment 2.5%
Ametek, Inc.	100,700	4,421,737

Electronic Equipment & Instruments 1.8%
Amphenol Corp. (Class A Stock)	47,600	1,773,100
Insight Enterprises, Inc.(a)	77,000	1,347,500

		3,120,600

Energy Equipment & Services 3.4%
Cameron International Corp.(a)	66,800	2,781,552
FMC Technologies, Inc.(a)	25,300	1,439,317
Pride International, Inc.(a)	50,700	1,771,965

		5,992,834

Food & Staples Retailing 0.9%
Whole Foods Market, Inc.(b)	50,500	1,664,985

Food Products 3.1%
ConAgra Foods, Inc.	138,900	3,326,655
Dean Foods Co.	103,700	2,083,333

		5,409,988

Healthcare Equipment & Supplies 3.8%
DENTSPLY International, Inc.(b)	56,700	2,188,620
Hologic, Inc.(a)(b)	41,100	2,285,160
ResMed, Inc.(a)(b)	54,500	2,298,810

		6,772,590

Healthcare Providers & Services 9.9%
Community Health Systems, Inc.(a)(b)	48,600	1,631,502
DaVita, Inc.(a)(b)	73,200	3,496,032
Express Scripts, Inc.(a)	51,100	3,286,752
Henry Schein, Inc.(a)(b)	31,100	1,785,140
Laboratory Corp. of America Holdings(a)(b)	41,700	3,072,456
Patterson Cos., Inc.(a)(b)	55,300	2,007,390
Quest Diagnostics, Inc.	46,800	2,118,636

		17,397,908

Hotels, Restaurants & Leisure 3.1%
Tim Hortons, Inc.(b)	78,900	2,686,545
Yum! Brands, Inc.	73,300	2,727,493

		5,414,038

Household Products 1.2%
Clorox Co. (The)	36,300	2,056,032

Independent Power Producers & Energy Traders 1.1%
AES Corp. (The)(a)(b)	118,700	1,978,729

Insurance 3.3%
Axis Capital Holdings Ltd.	50,200	1,705,796

White Mountain Insurance	4,600	2,208,000
W.R. Berkley Corp.	68,400	1,893,996

		5,807,792

Internet & Catalog Retail 0.4%
GSI Commerce, Inc.(a)(b)	48,400	636,460

Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)(b)	69,300	1,951,488
VeriSign, Inc.(a)(b)	45,400	1,509,096

		3,460,584

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.(a)	16,400	932,176

Machinery 6.7%
Danaher Corp.	47,400	3,603,822
Dover Corp.	44,600	1,863,388
IDEX Corp.	96,000	2,946,240
ITT Corp.	64,000	3,315,840

		11,729,290

Media 1.3%
Regal Entertainment Group (Class A Stock)(b)	120,500	2,324,445

Metals & Mining 0.7%
Goldcorp, Inc.(b)	34,200	1,325,250

Oil, Gas & Consumable Fuels 10.0%
Denbury Resources, Inc.(a)	73,800	2,106,990
Frontier Oil Corp.(b)	38,900	1,060,414
Newfield Exploration Co.(a)	27,800	1,469,230
Range Resources Corp.	35,500	2,252,475
Southwestern Energy Co.(a)(b)	171,800	5,787,942
XTO Energy, Inc.	79,375	4,910,138

		17,587,189

Pharmaceuticals 0.5%
Mylan, Inc.(b)	72,100	836,360

Real Estate Investment Trusts 0.7%
Annaly Mortgage Management, Inc.(b)	79,300	1,214,876

Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp. (Class A Stock)(a)	162,350	3,128,485
PMC - Sierra, Inc.(a)(b)	148,900	848,730

		3,977,215

Software 6.1%
Adobe Systems, Inc.(a)	25,028	890,747
Amdocs Ltd.(a)	87,900	2,492,844
Autodesk, Inc.(a)	54,200	1,706,216

Check Point Software Technologies Ltd.(a)	122,900	2,752,960
Electronic Arts, Inc.(a)	59,600	2,975,232

		10,817,999

Specialty Retail 1.3%
Ross Stores, Inc.(b)	74,200	2,223,032

Textiles, Apparel & Luxury Goods 1.4%
Phillips-Van Heusen	65,900	2,498,928

Trading Companies & Distributors 2.2%
Fastenal Co.(b)	83,900	3,853,527

Wireless Telecommunication Services 7.5%
American Tower Corp. (Class A Stock)(a)	88,900	3,485,769
Crown Castle International Corp.(a)	100,000	3,449,000
NII Holdings, Inc.(a)	197,000	6,260,659

		13,195,428

TOTAL LONG-TERM INVESTMENTS (cost $ 162,946,436)		172,815,900

SHORT-TERM INVESTMENT 35.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (cost $62,436,097; includes $58,969,248 of cash collateral received for securities on loan(c)(d)	62,436,097	62,436,097

TOTAL INVESTMENTS 133.5% (cost $ 225,382,533)		235,251,997
LIABILITIES IN EXCESS OF OTHER ASSETS (33.5%)		(59,095,764)

NET ASSETS 100.0%		$176,156,233

(a)	Non income-producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $57,537,530; cash collateral of $58,969,248 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$235,251,997	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$235,251,997	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace — 0.6%
ARGON ST, Inc.*	36,700	$624,267

Banking — 1.6%
Texas Capital Banshares, Inc.*(a)	33,500	565,480
Wintrust Financial Corp.(a)	32,800	1,146,360

		1,711,840

Building Materials — 2.7%
Drew Industries, Inc.*(a)	24,300	594,378
Interline Brands, Inc.*(a)	50,000	927,500
Texas Industries, Inc.(a)	23,280	1,399,361

		2,921,239

Business Services — 1.3%
ICON PLC*	22,530	1,461,972

Chemicals — 3.0%
Cabot Microelectronics Corp.*	13,600	437,240
Quaker Chemical Corp.	20,710	648,016
Rockwood Holdings, Inc.*	41,800	1,369,786
Terra Industries, Inc.*(a)	23,325	828,737

		3,283,779

Clothing & Apparel — 0.9%
Volcom, Inc. (The)*(a)	46,160	932,894

Commercial Services — 3.5%
Geo Group, Inc. (The)*	46,830	1,331,845
Global Cash Access Holdings*(a)	86,125	504,693
Healthcare Services Group, Inc.(a)	62,650	1,293,096
Korn/Ferry International*(a)	40,600	686,140

		3,815,774

Commercial Services & Supplies — 3.2%
Advisory Board Co. (The)*(a)	18,600	1,021,884
Corrections Corp. of America*(a)	28,709	790,072
H&E Equipment Services, Inc.*(a)	17,300	217,461
Rollins, Inc.	80,600	1,425,814

		3,455,231

Computer Hardware — 1.6%
Compellent Technologies, Inc.*(a)	52,970	662,125
MTS Systems Corp.	22,300	719,398
Netezza Corp.*	43,415	411,140

		1,792,663

Computer Services & Software — 3.7%
ACI Worldwide, Inc.*(a)	31,940	636,245
ANSYS, Inc.*(a)	38,985	1,345,762
FactSet Research Systems, Inc.(a)	16,063	865,314
Greenfield Online, Inc.*	42,990	509,861
Hansen Medical, Inc.*(a)	18,380	258,423
The9 Ltd., ADR (China)*(a)	20,315	416,458

		4,032,063

Consulting — 1.1%
Watson Wyatt Worldwide, Inc. (Class A Stock)	21,300	1,208,775

Consumer Products & Services — 1.9%
Chattem, Inc.*(a)	10,600	703,204
Physicians Formula Holdings, Inc.*	48,690	434,315
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	11,600	952,592

		2,090,111

Distribution/Wholesale — 3.1%
Houston Wire & Cable(a)	43,000	688,860
MWI Veterinary Supply, Inc.*(a)	32,490	1,145,597
Owens & Minor, Inc.	10,700	420,938
ScanSource, Inc.*(a)	29,200	1,056,748

		3,312,143

Diversified Manufacturing Operations — 3.3%
Actuant Corp. (Class A Stock)(a)	48,300	1,459,143
Ameron International Corp.(a)	14,670	1,372,085
CLARCOR, Inc.(a)	22,600	803,430

		3,634,658

Education — 0.7%
American Public Education, Inc.*	20,410	619,852
K12, Inc.*	7,915	155,055

		774,907

Electrical Equipment — 1.6%
Advanced Energy Industries, Inc.*(a)	53,100	704,106
General Cable Corp.*(a)	17,056	1,007,498

		1,711,604

Electronic Components — 2.1%
Eagle Test Systems, Inc.*(a)	40,830	428,715
LoJack Corp.*(a)	30,500	385,520
Universal Electronics, Inc.*	58,534	1,417,108

		2,231,343

Electronics — 2.6%
Coherent, Inc.*	61,950	1,727,785
Dolby Laboratories, Inc. (Class A Stock)*(a)	29,060	1,053,716

		2,781,501

Entertainment — 0.5%
Giant Interactive Group, Inc. (China)*(a)	39,650	501,573

Entertainment & Leisure — 1.7%
International Speedway Corp. (Class A Stock)	20,100	828,120
Lions Gate Entertainment Corp. (Canada)*	15,425	150,394
WMS Industries, Inc.*(a)	24,055	865,258

		1,843,772

Financial - Brokerage — 0.3%
Greenhill & Co, Inc.(a)	5,455	379,450

Financial Services — 3.1%
Boston Private Financial Holdings, Inc.(a)	33,800	357,942

FCStone Group, Inc.*(a)	29,432	815,266
Financial Federal Corp.(a)	20,000	436,200
First Mercury Financial Corp.*	24,555	427,503
Hilb Rogal & Hobbs Co.	10,100	317,847
Investment Technology Group, Inc.*	19,130	883,423
SVB Financial Group*	2,795	121,974

		3,360,155

Health Services — 3.4%
Centene Corp.*(a)	72,735	1,013,926
Computer Programs & Systems, Inc.	27,500	574,750
Eclipsys Corp.*(a)	105,215	2,063,266

		3,651,942

Healthcare - Services — 0.8%
Animal Health International, Inc.*(a)	76,675	838,824

Healthcare Equipment & Supplies — 0.6%
Cutera, Inc.*(a)	50,535	680,706

Healthcare-Products — 1.3%
Haemonetics Corp.*(a)	10,000	595,800
SurModics, Inc.*(a)	20,455	856,655

		1,452,455

Hotels, Restaurants & Leisure — 1.1%
Cheesecake Factory, Inc. (The)*(a)	52,645	1,147,135

Household Products — 0.4%
ACCO Brands Corp.*	32,200	436,954

Insurance — 1.6%
American Equity Investment Life Holding Co.(a)	44,200	410,176
American Safety Insurance Holdings Ltd.*	17,265	295,231
Amerisafe, Inc.*(a)	45,300	572,592
Tower Group, Inc.	17,600	442,992

		1,720,991

Internet Services — 3.2%
CNET Networks, Inc.*(a)	103,920	737,832
Internet Capital Group, Inc.*	44,151	462,261
j2 Global Communications, Inc.*	47,100	1,051,272
Switch and Data, Inc.*(a)	34,410	351,326
TIBCO Software, Inc.*(a)	124,200	886,788

		3,489,479

Internet Software & Services — 0.1%
US Auto Parts Network, Inc.*	34,180	109,376

Machinery — 0.5%
CIRCOR International, Inc.	11,080	512,450

Machinery & Equipment — 6.8%
Bucyrus International, Inc. (Class A Stock)	20,807	2,115,032
IDEX Corp.	45,500	1,396,395
Middleby Corp.*(a)	20,600	1,285,234
RBC Bearings, Inc.*(a)	56,180	2,085,963
Regal-Beloit Corp.	14,800	542,124

		7,424,748

Media — 1.5%
Entravision Communications Corp. (Class A Stock)*	95,895	638,661
Meredith Corp.(a)	25,600	979,200

		1,617,861

Medical Products — 5.8%
American Medical Systems Holdings, Inc.*(a)	95,331	1,352,747
K-V Pharmaceutical Co. (Class A Stock)*(a)	46,655	1,164,509
Landauer, Inc.	11,000	553,740
STERIS Corp.	39,500	1,059,785
TECHNE Corp.*	10,500	707,280
Thoratec Corp.*(a)	71,184	1,017,219
Young Innovations, Inc.	24,000	415,680

		6,270,960

Medical Supplies & Equipment — 2.2%
Mentor Corp.(a)	25,355	652,131
Myriad Genetics, Inc.*(a)	11,930	480,660
Quality Systems, Inc.(a)	29,620	884,749
Vital Images, Inc.*(a)	25,320	375,242

		2,392,782

Metals & Mining — 0.7%
Northwest Pipe Co.*(a)	18,160	771,618

Mineral Resources — 1.1%
AMCOL International Corp.(a)	38,400	1,199,232

Office Equipment — 0.8%
School Specialty, Inc.*(a)	27,215	858,361

Oil & Field Services — 0.4%
Cal Dive International, Inc.*	39,100	405,858

Oil & Gas Equipment & Services — 1.5%
CARBO Ceramics, Inc.	15,000	601,500
TETRA Technologies, Inc.*	63,400	1,004,256

		1,605,756

Oil & Gas Exploration/Production — 0.5%
Core Laboratories NV (Netherlands)*(a)	4,537	541,264

Oil, Gas & Consumable Fuels — 4.4%
Berry Petroleum Co. (Class A Stock)(a)	32,200	1,496,978
Comstock Resources, Inc.*(a)	15,000	604,500
Lufkin Industries, Inc.	31,190	1,990,546
Petroleum Development Corp.*	9,055	627,240

		4,719,264

Pharmaceuticals — 0.5%
Cubist Pharmaceuticals, Inc.*(a)	29,055	535,193

Publishing — 0.6%
Courier Corp.	26,600	663,670

Restaurants — 0.6%
Bj’s Restaurants, Inc.*(a)	46,645	672,154

Retail — 4.2%
Cash America International, Inc.(a)	68,962	2,510,217
Genesco, Inc.*	38,710	894,588
Hibbett Sports, Inc.*(a)	20,700	319,608

Red Robin Gourmet Burgers, Inc.*	22,700	852,839

		4,577,252

Retail & Merchandising — 0.4%
Carrols Restaurant Group,Inc.*	45,935	410,200

Road & Rail — 1.0%
Landstar System, Inc.(a)	20,000	1,043,200

Semiconductors & Semiconductor Equipment — 1.6%
OYO Geospace Corp.*(a)	37,293	1,693,848

Specialty Retail — 0.4%
Monro Muffler Brake, Inc.	26,950	455,455

Telecommunications — 1.5%
EMS Technologies, Inc.*	42,589	1,155,866
Ixia*(a)	56,907	441,598

		1,597,464

Transportation — 0.1%
Ultrapetrol Bahamas Ltd. (Bahamas)*(a)	12,345	126,413

Transportation Services — 1.0%
Heartland Express, Inc.	30,166	430,167
HUB Group, Inc. (Class A Stock)*(a)	20,400	670,956

		1,101,123

Waste Management — 1.6%
Waste Connections, Inc.*(a)	57,029	1,753,071

TOTAL LONG-TERM INVESTMENTS (cost $ 98,836,521)		104,338,773

SHORT-TERM INVESTMENT — 52.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $56,856,767; includes 52,065,562 of cash collateral received for securities on loan)(b)(w)	56,856,767	56,856,767

TOTAL INVESTMENTS — 148.8% (cost $ 155,693,288)		161,195,540
Liabilities in excess of other assets — (48.8)%		(52,863,700)

NET ASSETS — 100.0%		$108,331,840

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $50,076,959; cash collateral of $52,065,562 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$161,195,540	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$161,195,540	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS

Aerospace & Defense — 2.0%
AAR Corp.*(a)	26,061	$710,684
DRS Technologies, Inc.	23,260	1,355,593
Heico Corp. (Class A Stock)	47,000	1,843,810
Limco-Piedmont, Inc.*	65,913	447,549
Orbital Sciences Corp.*(a)	49,180	1,185,238

		5,542,874

Air Freight & Couriers — 0.3%
Pacer International, Inc.	56,420	926,981

Airlines — 0.9%
AirTran Holdings, lnc.*(a)	365,385	2,411,541

Auto Components — 1.6%
Cooper Tire & Rubber Co.	86,400	1,293,408
Sauer-Danfoss, Inc.	49,800	1,102,572
Superior Industries International, Inc.(a)	61,760	1,281,520
WABCO Holdings, Inc.	17,100	780,102

		4,457,602

Automobile Manufacturers — 0.5%
Wabash National Corp.	169,257	1,521,620

Automotive Parts — 0.9%
Asbury Automotive Group, Inc.	42,410	583,562
Commercial Vehicle Group, lnc.*(a)	57,017	565,038
Tenneco Automotive, Inc.*	51,025	1,425,639

		2,574,239

Banks — 0.6%
Bridge Capital Holdings*	12,166	257,919
Pinnacle Financial Partners, lnc.*(a)	15,923	407,629
Sterling Bancshares, Inc. (TX)	31,514	313,249
Trico Bancshares(a)	12,246	211,978
UMB Financial Corp.	13,198	543,758
West Coast Bancorp	5,283	77,079

		1,811,612

Basic Materials - Mining — 0.2%
Olympic Steel, Inc.	14,343	646,869

Building Materials — 1.0%
Comfort Systems USA, Inc.	121,848	1,585,242
Universal Forest Products, Inc. (a)	42,523	1,369,241

		2,954,483

Building Products — 1.1%
Gibraltar Industries, Inc.	102,690	1,204,554
Patrick Industries, Inc.*	93,100	668,923
Simpson Manufacturing Co, Inc.	40,500	1,100,790

		2,974,267

Business Services — 0.3%
Resources Connection, Inc.	39,553	706,812

Chemicals — 2.3%
H.B. Fuller Co.(a)	93,599	1,910,355
KMG Chemicals, Inc.	45,120	696,202
Minerals Technologies, Inc.(a)	30,500	1,915,400
PolyOne Corp.*(a)	195,891	1,247,826
Sensient Technologies Corp.	23,681	698,353

		6,468,136

Clothing & Apparel — 0.3%
Gymboree Corp.*	9,056	361,154
K-Swiss, Inc. (Class A Stock)	28,371	448,829

		809,983

Commercial Banks — 4.2%
Bancorp Bank (The)*	59,498	718,736
Cardinal Financial Corp.	45,982	407,860
Cascade Financial Corp.	111,865	1,364,753
Central Pacific Financial Corp.	60,700	1,144,195
City National Corp.(a)	14,200	702,332
Cullen Frost Bankers, Inc.	29,700	1,575,288
First Security Group, Inc.	160,322	1,455,724
FNB Corp.	55,672	869,040
PAB Bankshares, Inc.	17,970	247,088
Tompkins Trustco, Inc.(a)	11,560	568,752
UCBH Holdings, Inc.	103,300	801 ,608
Umpqua Holdings Corp.	97,400	1,510,674
Westamerica Bancorporation(a)	7,877	414,330

		11,780,380

Commercial Services — 0.3%
Convergys Corp.*	19,030	286,592
NuCO2, Inc.*	9,130	253,540
On Assignment, lnc.*(a)	49,146	312,077

		852,209

Commercial Services & Supplies — 1.9%
Bright Horizons Family Solutions, Inc.*	6,657	286,517
ChoicePoint, Inc.*	16,716	795,682
TrueBlue, Inc.*	71,900	966,336
United Stationers, lnc.*(a)	21,700	1,035,090
Watson Wyatt & Co. Holdings	39,300	2,230,275

		5,313,900

Communication Equipment — 2.5%
Bel Fuse, Inc. (Class B Stock)	16,100	448,546
Black Box Corp.	51,181	1,578,934
Digi International, Inc.*	69,450	801,453
Dycom Industries, lnc.*(a)	19,700	236,597
Foundry Networks, lnc.*(a)	120,100	1,390,758
Plantronics, Inc.	128,730	2,485,776

		6,942,064

Computer Hardware — 0.9%
Electronics for Imaging, lnc.*(a)	89,347	1,333,057
MTS Systems Corp.	25,479	821,953
Palm, Inc.(a)	64,187	320,935

		2,475,945

Computer Networking — 0.1%
Brocade Communications Systems, Inc.*	31,411	229,300

Computer Services & Software — 1.9%
ACI Worldwide, lnc.*(a)	38,773	772,358
Avid Technology, lnc.*(a)	40,990	997,697
Factset Research Systems, Inc.	8,372	451,000
Intervoice, Inc.*	43,221	344,039
JDA Software Group, lnc.*(a)	30,701	560,293

MSC.Software Corp.*	23,152	300,744
Parametric Technology Corp.*(a)	89,426	1,429,028
Progress Software Corp.*(a)	17,251	516,150

		5,371,309

Computers & Peripherals — 0.2%
Rimage Corp.*	25,700	562,830

Construction — 0.5%
Modtech Holdings, Inc.*	58,684	16,431
Ryland Group, Inc.	41 ,301	1,358,390

		1,374,821

Construction Materials — 0.1%
Vulcan Materials Co.(a)	2,219	147,342

Consumer Products & Services — 0.7%
Elizabeth Arden, lnc.*(a)	49,497	987,465
Fossil, Inc.*	24,604	751,406
Jarden Corp.*(a)	4,881	106,113

		1,844,984

Containers & Packaging — 0.7%
AptarGroup, Inc.	48,800	1,899,784

Distribution/Wholesale — 0.6%
Watsco, Inc. (a)	44,037	1,824,013

Diversified Consumer Services — 0.4%
Steiner Leisure Ltd.*	35,750	1,179,750

Diversified Financial Services
KBW, Inc.*	5,215	114,991

Electric Utilities — 0.3%
MGE Energy, Inc.(a)	19,726	671,867
UIL Holdings Corp.	2,159	65,051

		736,918

Electrical Equipment — 0.9%
Hubbell, Inc. (Class B Stock)	19,500	851,955
Regal-Beloit Corp.	43,200	1,582,416

		2,434,371

Electronic Components — 0.3%
Empire District Electric Co. (The)(a)	42,324	857,061

Electronics — 0.4%
Belden CDT, Inc.	8,974	316,961
PerkinElmer, Inc.	28,815	698,764

		1,015,725

Energy Equipment & Services — 0.8%
National-Oilwell Varco, lnc.*(a)	29,000	1,693,020
Superior Well Services, lnc.*(a)	21,100	461,457

		2,154,477

Engineering/Construction — 0.7%
EMCOR Group, lnc.*(a)	44,900	997,229
Perini Corp.*(a)	30,500	1,105,015

		2,102,244

Entertainment & Leisure — 0.2%
Boyd Gaming Corp.(a)	22,348	446,960
Isle of Capri Casinos, Inc.*	14,974	107,064

		554,024

Environmental Services — 0.5%
Waste Connections, lnc.*(a)	45,187	1,389,048

Exchange Traded Funds — 3.0%
iShares Nasdaq Biotechnology Index Fund(a)	22,900	1,736,049
iShares Russell 2000 Value Index Fund(a)	104,869	6,876,260

		8,612,309

Financial - Bank & Trust — 5.1%
Bank of Hawaii Corp.(a)	11,999	594,670
Bank of The Ozarks, Inc.(a)	31,629	755,933
Cascade Bancorp(a)	7,456	71,279
CoBiz Financial, Inc.(a)	54,642	711,439
Columbia Banking System, Inc.	12,465	278,967
First Community Bancorp, Inc.(a)	9,335	250,645
First Financial Bankshare, Inc.	35,902	1,471,264
Glacier Bancorp, Inc.	85,809	1,644,958
Hancock Holding Co.(a)	23,599	991,630
IBERIABANK Corp.	42,063	1,861,288
Millennium Bankshares Corp.	33,952	184,020
NewAlliance Bancshares, Inc.	47,361	580,646
Nexity Financial Corp.*	18,443	123,937
Preferred Bank	12,949	216,119
Prosperity Bancshares, Inc.	50,194	1,438,560
Seacoast Banking Corp. of Florida(a)	12,949	141,791
Signature Bank*(a)	61,988	1,580,694
Southcoast Financial Corp.*	15,555	227,878
Sterling Bancorp	17,048	264,755
Summit State Bank	11,568	91,966
Texas Capital Banshares, lnc.*(a)	28,701	484,473
United Community Banks, lnc.(a)	24,151	410,084
WSFS Financial Corp.	1,488	73,329

		14,450,325

Financial - Brokerage — 0.2%
Compass Diversified Trust	41,232	542,201

Financial - Securities/Asset Management — 0.2%
Gladstone Capital Corp.(a)	24,751	463,091

Financial Services — 2.0%
Apollo Investment Corp.(a)	23,163	366,670
Berkshire Hills Bancorp, Inc.	14,782	372,359
Brookline Bancorp, Inc.	62,763	720,519
Financial Federal Corp.(a)	91,077	1,986,389
First Niagara Financial Group, Inc. (a)	15,934	216,543
Highland Distressed Opportunities, Inc.	54,253	379,229
Home Bancshares, Inc.(a)	6,431	134,215
Knight Capital Group, Inc. (Class A Stock)*(a)	29,705	482,409
PennantPark Investment Corp.(a)	56,390	479,879
RSC Holdings, lnc.*(a)	50,572	551,235
Virginia Commerce Bancorp, Inc.*	1,937	22,237

		5,711,684

Food & Staples Retailing — 0.3%
Weis Markets, Inc.	21,160	729,385

Food Products — 1.2%
Del Monte Foods Co. (a)	238,800	2,275,764
Nash Finch Co.(a)	8,977	305,038
Smithfield Foods, lnc.*(a)	34,700	893,872

		3,474,674

Gas Utilities — 0.7%
Atmos Energy Corp.	2,195	55,973
New Jersey Resources Corp.	30,600	950,130
Northwest Natural Gas Co.(a)	25,600	1,112,064

		2,118,167

Healthcare Equipment & Supplies — 0.3%
National Dentex Corp.*	74,680	962,625

Healthcare Providers & Services — 1.5%
Cross Country, lnc.*(a)	80,400	994,548
Healthways, Inc.*	23,365	825,719
LifePoint Hospitals, lnc.*(a)	49,190	1,351,249
Rehabcare Group, Inc.*	75,200	1,128,000

		4,299,516

Healthcare Services — 0.4%
LHC Group, Inc.*	40,605	682,164
Pediatrix Medical Group, Inc.*	8,300	559,420

		1,241,584

Healthcare-Products — 0.6%
American Medical Systems Holdings, lnc.*(a)	112,671	1 ,598,801

Hotels, Restaurants & Leisure — 0.8%
Cheesecake Factory, Inc. (The)*(a)	17,454	380,323
O’ Charleys, Inc.	126,200	1,453,824
Ruby Tuesday, Inc.	38,600	289,500

		2,123,647

Household Durables — 1.7%
Furniture Brands International, Inc.(a)	136,500	1,597,050
Snap-On, Inc.	28,700	1,459,395
Tupperware Corp.	46,900	1,814,092

		4,870,537

Household Products — 0.2%
Central Garden And Pet Co.*(a)	155,020	688,289

Industrial Products — 0.1%
EnergySolutions, Inc.	10,664	244,632

Information Technology Services — 0.8%
MedQuist, Inc.*	23,770	224,626
Perot Systems Corp. (Class A Stock)*(a)	131,200	1,973,248

		2,197,874

Insurance — 5.6%
Allied World Assurance Holdings Ltd.	52,210	2,072,737
American Equity Investment Life Holding Co.	117,760	1,092,813
Aspen Insurance Holdings Ltd. (Bermuda)	33,199	875,790
CNA Financial Corp.*(a)	73,492	1,130,307
Donegal Group, Inc.	23,969	417,060
EMC Insurance Group, Inc.	34,520	928,243
Max Capital Group Ltd. (Bermuda)(a)	68,689	1,798,965
Meadowbrook Insurance Group, Inc.	239,562	1,870,979
Midland Co. (The)	19,773	1,283,861
National Atlantic Holdings Corp.*	25,082	148,987
Navigators Group, Inc.*	8,340	453,696
ProAssurance Corp.*(a)	32,274	1,737,309
Procentury Corp.	62,241	1,120,338
RLI Corp.	15,535	770,070

		15,701,155

Internet Services — 0.3%
Ariba, lnc.*(a)	102,154	986,808

Leisure Equipment & Products — 0.1%
Callaway Gulf Co.	28,085	412,288

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*	56,500	513,585

Machinery — 4.9%
Albany International Corp. (Class A Stock)(a)	54,300	1,962,402
IDEX Corp.	52,800	1,620,432
Kaydon Corp.(a)	42,400	1,861,784
Kennametal, Inc.	51,920	1,528,006
Mueller Industries, Inc.(a)	75,447	2,176,646
RBC Bearings, lnc.*(a)	66,665	2,475,271
Wabtec Corp.	55,800	2,101,428

		13,725,969

Machinery & Equipment — 1.5%
Actuant Corp. (Class A Stock)(a)	47,587	1,437,603
Applied Industrial Technologies, Inc.(a)	43,377	1,296,539
Franklin Electric Co., Inc.(a)	16,450	562,096
Tennant Co.(a)	22,427	892,819

		4,189,057

Marine — 0.7%
Kirby Corp.*(a)	35,800	2,040,600

Medical Supplies & Equipment — 1.3%
Cardiac Science Corp.*	107,152	894,719
Edwards Lifesciences Corp.*(a)	23,405	1,042,693
PSS World Medical, lnc.*(a)	60,092	1,001,132
Symmetry Medical, lnc.*(a)	41,003	680,650

		3,619,194

Metals & Mining — 1.0%
Carpenter Technology Corp.	5,290	296,081
Commercial Metals Co.	26,853	804,785
Haynes International, lnc.*(a)	5,830	319,950
Kaiser Aluminum Corp.	19,525	1,353,083

		2,773,899

Multi-Line Retail — 0.3%
Dillard’s, Inc. (Class A Stock)(a)	47,700	820,917

Office Equipment — 0.1%
IKON Office Solutions, Inc.	42,591	323,692

Oil, Gas & Consumable Fuels — 6.4%
Concho Resources, Inc.*	59,008	1,512,965
Denbury Resources, Inc.*	62,100	1,772,955
ION Geophysical Corp.*(a)	125,800	1,736,040
NGAS Resources, lnc.*(a)	20,745	116,794
Oil States lnternational*(a)	44,491	1,993,642

Parallel Petroleum Corp.*(a)	80,236	1,570,219
Petroleum Development Corp.*	33,108	2,293,391
Rex Energy Corp.*	84,614	1,407,977
South Jersey Industries, Inc.(a)	19,302	677,693
Southwest Gas Corp.(a)	25,737	719,607
W-H Energy Services, lnc.*(a)	34,086	2,346,821
XTO Energy, Inc.	31 ,825	1,968,694

		18,116,798

Paper & Forest Products — 0.1%
Caraustar Industries, Inc.*	143,518	193,749

Pharmaceuticals — 0.9%
Bentley Pharmaceuticals, lnc.*(a)	120,500	1,958,125
Medarex, Inc.*	77,275	683,884

		2,642,009

Real Estate Investment Trust - Apartment — 0.5%
American Campus Communities, Inc.(a)	50,668	1,386,276

Real Estate Investment Trust - Other REIT — 1.5%
Acadia Realty Trust	33,323	804,750
Digital Realty Trust, Inc.(a)	34,359	1,219,745
Omega Healthcare Investors, Inc.(a)	79,929	1,387,567
U-Store-lt Trust(a)	80,526	912,360

		4,324,422

Real Estate Investment Trusts — 5.0%
American Land Lease, Inc.	30,800	633,864
Annaly Mortgage Management, Inc.(a)	94,600	1,449,272
Biomed Realty Trust, Inc.(a)	125,180	2,990,550
Cogdell Spencer, Inc.	31,514	495,400
Cousins Properties, Inc.(a)	49,600	1,225,616
Duke Realty Corp.(a)	21,100	481 ,291
LaSalle Hotel Properties	42,100	1,209,533
Liberty Property Trust(a)	18,700	581,757
MFA Mortgage Investments, Inc.	68,509	431,607
Mid-America Apartment Communities, Inc.(a)	37,150	1,851,556
National Retail Properties(a)	55,782	1,229,993
Parkway Properties, Inc.(a)	44,443	1,642,613

		14,223,052

Restaurants — 0.7%
California Pizza Kitchen, Inc.*	34,741	455,454
CEC Entertainment, Inc.*	42,632	1,231,212
Einstein Noah Restaurant Group, Inc.*	32,755	280,383

		1,967,049

Retail & Merchandising — 2.5%
Aaron Rents, Inc.(a)	50,482	1,087,382
Big Lots, lnc.*(a)	46,519	1,037,374
Cache, lnc.*(a)	67,258	759,343
Casey’s General Stores, Inc.(a)	129,494	2,926,564
Pacific Sunwear of California, lnc.*(a)	57,394	723,738
School Specialty, lnc.*(a)	18,705	589,956

		7,124,357

Semiconductors & Semiconductor Equipment — 4.5%
Cirrus Logic, Inc.*	140,091	941,412
Emulex Corp.*(a)	51,861	842,223
Entegris, lnc.*(a)	245,830	1,767,518
Exar Corp.*(a)	176,900	1,455,887
Fairchild Semiconductor International, Inc.*	127,700	1,522,184
Form Factor, lnc.*(a)	19,001	362,919
Intergrated Device Technology, Inc.*	76,683	684,779
Kulicke & Soffa Industries, lnc.*(a)	265,000	1,266,700
Omnivision Technologies, lnc.*(a)	75,500	1,269,910
ON Semiconductor Corp.*(a)	107,081	608,220
Semtech Corp.*	40,274	577,126
Verigy Ltd. (Singapore)*	83,000	1,563,720

		12,862,598

Software — 2.7%
EPIQ Systems, lnc.*(a)	105,350	1,635,032
Lawson Software, Inc.*	399,853	3,010,893
McAfee, Inc.*	41 ,300	1,366,617
Sybase, Inc.*	65,516	1,723,071

		7,735,613

Specialty Retail — 1.8%
Aeropostale, Inc.*	14,789	400,930
Ann Taylor Stores Corp.*	35,468	857,616
Buckle, Inc. (The)(a)	29,870	1,336,085
Cato Corp. (Class A Stock)(a)	76,470	1,142,462
Lithia Motors, Inc. (Class A Stock)(a)	49,200	499,872
West Marine, lnc.*(a)	131,880	919,204

		5,156,169

Telecommunications — 1.3%
Anixter International, lnc.*(a)	8,494	543,956
Polycom, lnc.*(a)	19,451	438,426
Premiere Global Services, Inc.*	29,006	415,946
RCN Corp.*	76,562	855,963
Tekelec*(a)	124,625	1,551,581

		3,805,872

Textiles — 0.4%
G & K Services, Inc. (Class A Stock)(a)	27,943	995,050

Textiles, Apparel & Luxury Goods — 0.4%
Timberland Co. (The) (Class A Stock)*(a)	75,200	1 ,032,496

Thrifts & Mortgage Finance — 0.6%
City Bank/Lynnwood (WA)(a)	43,780	974,981
Flushing Financial Corp.	15,326	269,431
PMI Group, Inc. (The)	42,580	247,816
Washington Federal, Inc.	14,598	333,418

		1,825,646

Transportation — 0.5%
Forward Air Corp.(a)	16,695	591,671
Heartland Express, Inc.	61,914	882,893

		1,474,564

Utilities — 1.8%
Allete, Inc.	3,994	154,248
Cleco Corp.(a)	48,451	1,074,643
El Paso Electric Co.*(a)	109,123	2,331,959
Sierra Pacific Resources	20,640	260,683
Unisource Energy Corp.	10,113	225,116

Westar Energy, Inc.	46,716	1,063,723

		5,110,372

TOTAL LONG-TERM INVESTMENTS (cost $294,510,982)		276,377,106

SHORT-TERM INVESTMENT — 41.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $118,265,879; includes $112,214,913 of cash collateral for securities on loan)(b)(w)	118,265,879	118,265,879

TOTAL INVESTMENTS — 139.6% (cost $412,776,861)		394,642,985
Liabilities in excess of other assets — (39.6)%		(111,912,745)

NET ASSETS — 100.0%		$282,730,240

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $108,278,176; cash collateral of $112,214,913 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$394,642,985	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$394,642,985	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 4.9%
Honeywell International, Inc.	18,000	$1,015,560
United Technologies Corp.	25,000	1,720,500

		2,736,060

Beverages — 4.0%
Coca-Cola Co. (The)	37,000	2,252,190

Biotechnology — 11.9%
Celgene Corp.*	11,000	674,190
Genentech, Inc.*	23,600	1,915,848
Gilead Sciences, Inc.*	78,700	4,055,411

		6,645,449

Capital Markets — 2.2%
Charles Schwab Corp. (The)	45,800	862,414
Franklin Resources, Inc.	3,800	368,562

		1,230,976

Chemicals — 7.1%
Air Products & Chemicals, Inc.	4,750	437,000
Monsanto Co.	31,400	3,501,100

		3,938,100

Communication Equipment — 12.8%
Cisco Systems, Inc.*	103,300	2,488,497
QUALCOMM, Inc.	40,700	1,668,700
Research In Motion Ltd. (Canada)*	26,300	2,951,649

		7,108,846

Computers & Peripherals — 7.9%
Apple, Inc.*	22,550	3,235,925
Hewlett-Packard Co.	25,400	1,159,764

		4,395,689

Diversified Consumer Services — 2.4%
Visa, Inc. (Class A Stock)*	21,200	1,322,032

Diversified Financials — 2.6%
CME Group, Inc.	2,410	1,130,531
NYSE Euronext, Inc.	5,300	327,063

		1,457,594

Energy Equipment & Services — 2.5%
First Solar, Inc.*	6,000	1,386,840

Engineering/Construction — 0.4%
Fluor Corp.	1,700	239,972

Financial - Bank & Trust — 0.7%
Blackstone Group LP (The)	23,648	375,530

Financials — 2.7%
Goldman Sachs Group, Inc. (The)	9,150	1,513,318

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	9,200	597,724
Wal-Mart Stores, Inc.	4,800	252,864

		850,588

Food — 1.1%
Wrigley, (Wm., Jr.) Co.	9,900	622,116

Healthcare
WellPoint, Inc.*	300	13,239

Household Products — 2.1%
Colgate-Palmolive Co.	15,300	1,192,023

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.*	23,300	1,661,290

Internet Software & Services — 5.4%
Google, Inc. (Class A Stock)*	6,780	2,986,387

Life Science Tools & Services — 3.4%
Thermo Fisher Scientific, Inc.*	33,800	1,921,192

Machinery — 1.0%
Deere & Co.	6,900	555,036

Oil, Gas and Consumable Fuels — 3.3%
EOG Resources, Inc.	6,800	816,000
Schlumberger Ltd. (Netherlands)	11,600	1,009,200

		1,825,200

Pharmaceuticals — 11.8%
Abbott Laboratories	55,400	3,055,310
Alcon, Inc. (Switzerland)	5,600	796,600
Elan Corp. PLC, ADR (Ireland)*	33,100	690,466
Medco Health Solutions, Inc.*	5,400	236,466
Roche Holding AG, ADR (Switzerland)	19,300	1,823,553

		6,602,395

Semiconductors & Semiconductor Equipment — 1.6%
Broadcom Corp. (Class A Stock)*	20,300	391,181
NVIDIA Corp.*	24,200	478,918

		870,099

Software — 2.0%
Adobe Systems, Inc.*	31,200	1,110,408

Telecommunications Wireless — 1.2%
Nokia Corp. (Class A Stock), ADR (Finland)	20,900	665,247

TOTAL LONG-TERM INVESTMENTS (cost $ 47,223,137)		55,477,816

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $737,612)(w)	737,612	737,612

TOTAL INVESTMENTS — 100.8% (cost $ 47,960,749)		56,215,428
Liabilities in excess of other assets — (0.8)%		(469,407)

NET ASSETS — 100.0%		$55,746,021

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$56,215,428	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$56,215,428	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Advertising — 0.7%
Lamar Advertising Co. (Class A Stock)*	13,400	$481,462

Aerospace/Defense — 2.5%
General Dynamics Corp.	12,000	1,000,440
Lockheed Martin Corp.	6,800	675,240

		1,675,680

Biotechnology Healthcare — 1.4%
Celgene Corp.*	14,900	913,221

Chemicals — 1.9%
Praxair, Inc.	14,700	1,238,181

Commercial Services & Supplies — 1.5%
McKesson Corp.	10,900	570,833
Monster Worldwide, Inc.*	16,300	394,623

		965,456

Communication Equipment — 2.0%
QUALCOMM, Inc.	32,100	1,316,100

Computer Services & Software — 6.6%
Autodesk, Inc.*	8,500	267,580
Automatic Data Processing, Inc.	14,500	614,655
Electronic Arts, Inc.*	22,500	1,123,200
Microsoft Corp.	84,200	2,389,596

		4,395,031

Computers — 3.3%
Apple, Inc.*	10,400	1,492,400
Dell, Inc.*	33,300	663,336

		2,155,736

Consumer Products & Services — 2.1%
Accenture Ltd. (Class A Stock)	39,400	1,385,698

Diversified Financial Services — 1.9%
Morgan Stanley	27,600	1,261,320

Drugs & Medicine — 7.4%
Genentech, Inc.*	15,300	1,242,054
Gilead Sciences, Inc.*	46,800	2,411,604
Humana, Inc.*	7,700	345,422
St. Jude Medical, Inc.*	20,800	898,352

		4,897,432

Engineering/Construction — 1.1%
Foster Wheeler Ltd.*	12,400	702,088

Entertainment & Leisure — 1.1%
Nintendo Co. Ltd. (Japan)	11,500	742,327

Financial - Bank & Trust — 3.5%
State Street Corp.	29,100	2,298,900

Financial Services — 2.7%
Franklin Resources, Inc.	13,000	1,260,870
Visa, Inc. ( Class A Stock)*	8,200	511,352

		1,772,222

Hotels, Restaurants & Leisure — 6.3%
International Game Technology	26,700	1,073,607
Las Vegas Sands Corp.*	8,700	640,668
Marriott International, Inc. (Class A Stock)	33,900	1,164,804
MGM Mirage*	8,147	478,799
Yum! Brands, Inc.	22,400	833,504

		4,191,382

Industrial Conglomerates — 2.9%
General Electric Co.	31,000	1,147,310
McDermott International, Inc.*	14,200	778,444

		1,925,754

Internet Services — 7.6%
Amazon.com, Inc.*	31,700	2,260,210
Expedia, Inc.*	23,400	512,226
Google, Inc. (Class A Stock)*	5,200	2,290,444

		5,062,880

Manufacturing — 3.6%
Danaher Corp.	31,500	2,394,945

Medical Supplies & Equipment — 2.8%
Medtronic, Inc.	27,100	1,310,827
Stryker Corp.	8,700	565,935

		1,876,762

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	7,500	721,650

Multimedia — 0.5%
McGraw-Hill Cos., Inc. (The)	8,200	302,990

Oil, Gas & Consumable Fuels — 3.8%
Schlumberger Ltd.	21,200	1,844,400
Suncor Energy, Inc.	6,800	655,180

		2,499,580

Pharmaceuticals — 2.0%
Allergan, Inc.	16,300	919,157
Schering-Plough Corp.	27,800	400,598

		1,319,755

Retail & Merchandising — 6.3%
Bed Bath & Beyond, Inc.*	21,000	619,500
CVS Corp.	42,878	1,736,988
Kohl’s Corp.*	26,200	1,123,718
Target Corp.	13,800	699,384

		4,179,590

Semiconductors — 8.0%
Applied Materials, Inc.	50,300	981,353
ASML Holding N.V. (Netherlands)	2	50
Broadcom Corp. (Class A Stock)*	43,200	832,464
Intel Corp.	55,000	1,164,900
Marvell Technology Group Ltd. (Bermuda)*	101,700	1,106,496
Xilinx, Inc.	52,600	1,249,250

		5,334,513

Telecommunications — 12.8%
American Tower Corp. (Class A Stock)*	61,200	2,399,652
Cisco Systems, Inc.*	17,800	428,802
Corning, Inc.	77,300	1,858,292
Crown Castle International Corp.*	21,900	755,331
Juniper Networks, Inc.*	91,900	2,297,500

MetroPCS Communications, Inc.*	43,400	737,800

		8,477,377

Transportation — 1.7%
Expeditors International of Washington, Inc.	25,100	1,134,018

TOTAL LONG-TERM INVESTMENTS (cost $ 61,005,509)		65,622,050

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $397,619)(w)	397,619	397,619

TOTAL INVESTMENTS — 99.7% (cost $ 61,403,128)		66,019,669
Other assets in excess of liabilities — 0.3%		220,075

NET ASSETS — 100.0%		$66,239,744

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$66,019,669	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$66,019,669	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.3% COMMON STOCKS
Aerospace/Defense 2.9%
Boeing Co.	184,036	$13,686,757
General Dynamics Corp.	96,100	8,011,857
Goodrich Corp.	28,600	1,644,786
Honeywell International, Inc.	176,950	9,983,519
L-3 Communications Holdings, Inc.	29,700	3,247,398
Lockheed Martin Corp.	83,298	8,271,491
Northrop Grumman Corp.	84,026	6,538,063
Precision Castparts Corp.	33,500	3,419,680
Raytheon Co.(b)	106,618	6,888,589
Rockwell Collins, Inc.	41,500	2,371,725
United Technologies Corp.	233,400	16,062,588

		80,126,453

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.(b)	36,800	2,001,920
Expeditors International of Washington, Inc.(b)	45,200	2,042,136
FedEx Corp.(b)	71,440	6,620,345
United Parcel Service, Inc. (Class B Stock)(b)	244,300	17,838,786

		28,503,187

Airlines 0.1%
Southwest Airlines Co.(b)	176,637	2,190,299

Auto Components 0.2%
Goodyear Tire & Rubber Co.(a)	47,200	1,217,760
Johnson Controls, Inc.(b)	138,300	4,674,540

		5,892,300

Automobiles 0.3%
Ford Motor Co.(a)(b)	471,545	2,697,237
General Motors Corp.(b)	125,100	2,383,155
Harley-Davidson, Inc.(b)	63,100	2,366,250

		7,446,642

Beverages 2.5%
Anheuser-Busch Cos., Inc.	176,300	8,365,435
Brown-Forman Corp. (Class B Stock)	17,200	1,138,984
Coca-Cola Co. (The)(b)	468,200	28,499,334
Coca-Cola Enterprises, Inc.(b)	71,800	1,737,560
Constellation Brands, Inc. (Class A Stock)(a)(b)	38,200	674,994
Molson Coors Brewing Co. (Class B Stock)	31,600	1,661,212
Pepsi Bottling Group, Inc.	33,600	1,139,376
PepsiCo, Inc.	377,140	27,229,508

		70,446,403

Biotechnology 1.3%
Amgen, Inc.(a)	257,564	10,761,024
Biogen Idec, Inc.(a)(b)	65,525	4,042,237
Celgene Corp.(a)	99,400	6,092,226
Genzyme Corp.(a)	59,000	4,397,860
Gilead Sciences, Inc.(a)(b)	214,400	11,048,032

		36,341,379

Building Products 0.1%
Masco Corp.(b)	81,300	1,612,179
Trane, Inc.	38,900	1,785,510

		3,397,689

Capital Markets 3.0%
American Capital Strategies Ltd.(b)	40,400	1,380,064
Ameriprise Financial, Inc.	57,400	2,976,190
Bank of New York Mellon Corp. (The)	265,189	11,066,337
Bear Stearns Cos., Inc.(b)	29,610	310,609
Charles Schwab Corp.(b)	227,800	4,289,474
E*Trade Financial Corp.(a)(b)	60,000	231,600
Federated Investors, Inc. (Class B Stock)(b)	22,600	885,016
Franklin Resources, Inc.	39,000	3,782,610
Goldman Sachs Group, Inc.	94,400	15,612,816
Janus Capital Group, Inc.(b)	43,000	1,000,610
Legg Mason, Inc.(b)	30,600	1,712,988
Lehman Brothers Holdings, Inc.(b)	128,500	4,836,740
Merrill Lynch & Co., Inc.(b)	226,500	9,227,610
Morgan Stanley(b)	257,810	11,781,917
Northern Trust Corp.	44,700	2,971,209
State Street Corp.	90,600	7,157,400
T. Rowe Price Group, Inc.(b)	60,600	3,030,000

		82,253,190

Chemicals 2.0%
Air Products & Chemicals, Inc.	50,800	4,673,600
Ashland, Inc.(b)	13,600	643,280
Dow Chemical Co.	229,961	8,474,063
E.I. Du Pont de Nemours & Co.(b)	211,591	9,893,995
Eastman Chemical Co.	19,600	1,224,020
Ecolab, Inc.	40,700	1,767,601
Hercules, Inc.	27,900	510,291
International Flavors & Fragrances, Inc.	18,700	823,735
Monsanto Co.	126,696	14,126,604
PPG Industries, Inc.	39,600	2,396,196
Praxair, Inc.(b)	74,200	6,249,866
Rohm and Haas Co.(b)	30,300	1,638,624
Sigma-Aldrich Corp.	27,600	1,646,340

		54,068,215

Commercial Banks 2.9%
BB&T Corp.(b)	133,700	4,286,422
Comerica, Inc.(b)	40,850	1,433,018
Fifth Third Bancorp	132,849	2,779,201
First Horizon National Corp.(b)	20,100	281,601
Huntington Bancshares, Inc.(b)	103,475	1,112,356
KeyCorp	97,400	2,137,930
M&T Bank Corp.(b)	20,100	1,617,648
Marshall & Ilsley Corp.(b)	58,698	1,361,794
National City Corp.(b)	158,500	1,577,075
PNC Financial Services Group, Inc.	83,100	5,448,867
Regions Financial Corp.	178,312	3,521,662
SunTrust Banks, Inc.(b)	84,300	4,648,302
Toronto-Dominion Bank (The)	17,272	1,059,646
US Bancorp	403,181	13,046,937
Wachovia Corp.(b)	471,455	12,729,285
Wells Fargo & Co.(b)	781,420	22,739,322
Zions Bancorporation(b)	27,700	1,261,735

		81,042,801

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.(a)(b)	71,800	776,158
Avery Dennison Corp.	25,400	1,250,950
Cintas Corp.(b)	28,500	813,390
Equifax, Inc.(b)	31,100	1,072,328
Monster Worldwide, Inc.(a)(b)	22,900	554,409
Pitney Bowes, Inc.	47,900	1,677,458
R.R. Donnelley & Sons Co.	54,200	1,642,802
Robert Half International, Inc.	39,900	1,027,026
Waste Management, Inc.	120,730	4,051,699

		12,866,220

Communications Equipment 2.5%
Ciena Corp.(a)(b)	19,657	606,025
Cisco Systems, Inc.(a)	1,397,000	33,653,730
Corning, Inc.	371,500	8,930,860
JDS Uniphase Corp.(a)(b)	45,587	610,410
Juniper Networks, Inc.(a)(b)	120,900	3,022,500
Motorola, Inc.(b)	510,595	4,748,534
QUALCOMM, Inc.	390,300	16,002,300
Tellabs, Inc.(a)	88,000	479,600

		68,053,959

Computers & Peripherals 4.3%
Apple, Inc.(a)(b)	204,400	29,331,400
Dell, Inc.(a)	533,000	10,617,360
EMC Corp.(a)(b)	482,674	6,921,545
Hewlett-Packard Co.	590,316	26,953,829
International Business Machines Corp.(b)	323,900	37,293,846
Lexmark International, Inc. (Class A Stock)(a)(b)	23,614	725,422
NetApp, Inc.(a)	92,100	1,846,605
QLogic Corp.(a)	36,100	554,135
SanDisk Corp.(a)	47,800	1,078,846
Sun Microsystems, Inc.(a)	201,250	3,125,413

		118,448,401

Construction & Engineering 0.2%
Fluor Corp.	21,500	3,034,940
Jacobs Engineering Group, Inc.(a)(b)	26,100	1,920,699

		4,955,639

Construction Materials 0.1%
Vulcan Materials Co.(b)	22,800	1,513,920

Consumer Finance 0.7%
American Express Co.	272,700	11,922,444
Capital One Financial Corp.(b)	96,369	4,743,282
Discover Financial Services	121,905	1,995,585
SLM Corp.(b)	110,400	1,694,640

		20,355,951

Containers & Packaging 0.1%
Ball Corp.	23,400	1,074,996
Bemis Co., Inc.(b)	22,900	582,347
Pactiv Corp.(a)	26,300	689,323
Sealed Air Corp.	39,820	1,005,455

		3,352,121

Distributors 0.1%
Genuine Parts Co.	37,325	1,501,212

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	31,300	1,352,160
H&R Block, Inc.	79,500	1,650,420

		3,002,580

Diversified Financial Services 4.2%
Bank of America Corp.	1,045,107	39,620,006
CIT Group, Inc.(b)	60,300	714,555
Citigroup, Inc.	1,219,576	26,123,318
CME Group, Inc.(b)	12,870	6,037,317
IntercontinentalExchange, Inc.(a)(b)	15,700	2,048,850
JPMorgan Chase & Co.	795,385	34,161,786
Leucadia National Corp.(b)	36,900	1,668,618
Moody’s Corp.(b)	53,420	1,860,619
NYSE Euronext	61,700	3,807,507

		116,042,576

Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,432,811	54,876,660
CenturyTel, Inc.	30,000	997,200
Citizens Communications Co.	84,200	883,258
Embarq Corp.	35,176	1,410,558
Qwest Communications International, Inc.(b)	391,647	1,774,161
Verizon Communications, Inc.	682,438	24,874,865
Windstream Corp.	117,565	1,404,902

		86,221,604

Electric Utilities 2.1%
Allegheny Energy, Inc.	34,200	1,727,100
American Electric Power Co., Inc.	96,640	4,023,123
Duke Energy Corp.(b)	303,482	5,417,154
Edison International	75,300	3,691,206
Entergy Corp.	44,600	4,864,968
Exelon Corp.	154,550	12,560,279
FirstEnergy Corp.	70,336	4,826,456
FPL Group, Inc.	93,700	5,878,738
Pepco Holdings, Inc.	47,400	1,171,728
Pinnacle West Capital Corp.(b)	26,000	912,080
PPL Corp.	87,700	4,027,184
Progress Energy, Inc.	59,414	2,477,564
Southern Co.(b)	175,100	6,235,311

		57,812,891

Electrical Equipment 0.5%
Cooper Industries, Ltd. (Class A Stock)	46,000	1,846,900
Emerson Electric Co.	186,100	9,576,706
Rockwell Automation, Inc.	37,300	2,141,766

		13,565,372

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.(a)(b)	98,682	2,943,684
Jabil Circuit, Inc.	44,000	416,240
Molex, Inc.	26,600	616,056
Tyco Electronics Ltd.	117,560	4,034,659

		8,010,639

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	73,630	5,043,655
BJ Services Co.	59,300	1,690,643
Cameron International Corp.(a)	47,500	1,977,900
ENSCO International, Inc.(b)	32,200	2,016,364
Halliburton Co.	208,800	8,212,104
Nabors Industries Ltd.(a)	65,600	2,215,312
National-Oilwell Varco, Inc.(a)	83,200	4,857,216
Noble Corp.	60,600	3,010,002
Rowan Cos., Inc.	24,100	992,438
Schlumberger Ltd.	279,500	24,316,500
Smith International, Inc.	43,900	2,819,697
Transocean, Inc.	72,836	9,847,427
Weatherford International Ltd.(a)	75,500	5,471,485

		72,470,743

Food & Staples Retailing 2.6%
Costco Wholesale Corp.(b)	101,132	6,570,546
CVS Caremark Corp.	337,438	13,669,613
Kroger Co.	175,700	4,462,780
Safeway, Inc.	103,900	3,049,465

SUPERVALU, Inc.(b)	50,508	1,514,230
Sysco Corp.	144,300	4,187,586
Walgreen Co.	228,300	8,695,947
Wal-Mart Stores, Inc.	555,300	29,253,204
Whole Foods Market, Inc.(b)	28,300	933,051

		72,336,422

Food Products 1.5%
Archer-Daniels-Midland Co.	148,338	6,105,592
Campbell Soup Co.(b)	48,800	1,656,760
ConAgra Food, Inc.	114,000	2,730,300
Dean Foods Co.(b)	31,800	638,862
General Mills, Inc.	78,500	4,700,580
H.J. Heinz Co.	74,750	3,511,008
Hershey Co. (The)(b)	37,700	1,420,159
Kellogg Co.	59,000	3,101,040
Kraft Foods, Inc. (Class A Stock)	364,211	11,294,183
McCormick & Co., Inc.(b)	31,300	1,157,161
Sara Lee Corp.	176,400	2,466,072
Tyson Foods, Inc. (Class A Stock)(b)	49,800	794,310
Wm. Wrigley Jr. Co.(b)	49,100	3,085,444

		42,661,471

Gas Utilities 0.1%
Nicor, Inc.(b)	12,200	408,822
Questar Corp.(b)	39,800	2,251,088

		2,659,910

Healthcare Equipment & Supplies 1.9%
Baxter International, Inc.	154,500	8,933,190
Becton Dickinson & Co.	57,700	4,953,545
Boston Scientific Corp.(a)	297,799	3,832,673
C.R. Bard, Inc.(b)	24,600	2,371,440
Covidien Ltd.	113,960	5,042,730
Hospira, Inc.(a)(b)	39,920	1,707,378
Medtronic, Inc.	269,100	13,016,367
St. Jude Medical, Inc.(a)	83,100	3,589,089
Stryker Corp.	57,500	3,740,375
Varian Medical Systems, Inc.(a)(b)	25,200	1,180,368
Zimmer Holdings, Inc.(a)(b)	57,286	4,460,288

		52,827,443

Healthcare Providers & Services 1.9%
Aetna, Inc.	118,948	5,006,521
AmerisourceBergen Corp.	40,000	1,639,200
Cardinal Health, Inc.	85,175	4,472,539
CIGNA Corp.	68,400	2,774,988
Coventry Health Care, Inc.(a)(b)	38,450	1,551,458
Express Scripts, Inc.(a)	64,000	4,116,480
Humana, Inc.(a)	40,800	1,830,288
Laboratory Corp. of America Holdings(a)(b)	25,300	1,864,104
McKesson Corp.	64,107	3,357,284
Medco Health Solutions, Inc.(a)(b)	123,192	5,394,578

Patterson Cos., Inc.(a)(b)	26,900	976,470
Quest Diagnostics, Inc.	38,300	1,733,841
Tenet Healthcare Corp.(a)	90,000	509,400
UnitedHealth Group, Inc.	306,500	10,531,340
WellPoint, Inc.(a)	129,900	5,732,487

		51,490,978

Healthcare Technology
IMS Health, Inc.	47,420	996,294

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.(b)	103,800	4,201,824
Darden Restaurants, Inc.	35,550	1,157,153
International Game Technology	70,000	2,814,700
Marriott International, Inc. (Class A Stock)	66,600	2,288,376
McDonald’s Corp.	278,200	15,515,214
Starbucks Corp.(a)	167,100	2,924,250
Starwood Hotels & Resorts Worldwide, Inc.(b)	43,000	2,225,250
Wendy’s International, Inc.	21,700	500,402
Wyndham Worldwide Corp.	44,763	925,699
Yum! Brands, Inc.	121,100	4,506,131

		37,058,999

Household Durables 0.4%
Black & Decker Corp.	16,500	1,090,650
Centex Corp.	24,600	595,566
D.R. Horton, Inc.	52,200	822,150
Fortune Brands, Inc.	33,000	2,293,500
Harman International Industries, Inc.	14,100	613,914
KB Home(b)	17,232	426,147
Leggett & Platt, Inc.(b)	44,300	675,575
Lennar Corp. (Class A Stock)	29,000	545,490
Newell Rubbermaid, Inc.	64,649	1,478,523
Pulte Homes, Inc.(b)	35,700	519,435
Snap-On, Inc.	12,300	625,455
Stanley Works (The)	19,100	909,542
Whirlpool Corp.(b)	17,507	1,519,257

		12,115,204

Household Products 2.5%
Clorox Co.	32,600	1,846,464
Colgate-Palmolive Co.(b)	120,200	9,364,782
Kimberly-Clark Corp.	101,588	6,557,505
Procter & Gamble Co.	726,881	50,932,552

		68,701,303

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)(a)(b)	159,700	2,662,199
Constellation Energy Group, Inc.	43,450	3,835,332
Dynegy, Inc. (Class A Stock)(a)(b)	87,800	692,742

		7,190,273

Industrial Conglomerates 4.0%
3M Co.	170,200	13,471,330
General Electric Co.	2,360,800	87,373,207
Textron, Inc.	57,800	3,203,276
Tyco International Ltd.	120,960	5,328,288

		109,376,101

Insurance 3.7%
ACE Ltd.	81,700	4,498,402
AFLAC, Inc.	114,700	7,449,765
Allstate Corp. (The)	135,488	6,511,553
Ambac Financial Group, Inc.(b)	29,300	168,475
American International Group, Inc.(b)	595,887	25,772,113
Aon Corp.	71,825	2,887,365
Assurant, Inc.	24,500	1,491,070
Chubb Corp.	94,400	4,670,912
Cincinnati Financial Corp.	43,228	1,644,393
Genworth Financial, Inc. (Class A Stock)	112,300	2,542,472
Hartford Financial Services Group, Inc.	76,700	5,811,559
Lincoln National Corp.	65,263	3,393,676
Loews Corp.	105,800	4,255,276
Marsh & McLennan Co., Inc.	117,100	2,851,385
MBIA, Inc.(b)	30,450	372,099
MetLife, Inc.	170,900	10,298,434
Principal Financial Group, Inc.(b)	61,300	3,415,636
Progressive Corp. (The)(b)	153,100	2,460,317
SAFECO Corp.(b)	26,600	1,167,208
Torchmark Corp.	24,100	1,448,651
Travelers Cos., Inc. (The)	145,898	6,981,219
Unum Group(b)	86,456	1,902,897
XL Capital Ltd. (Class A Stock)	46,300	1,368,165

		103,363,042

Internet & Catalog Retail 0.2%
Amazon.Com, Inc.(a)(b)	69,500	4,955,350
Expedia, Inc.(a)	40,400	884,356
IAC/InterActiveCorp(a)	45,200	938,352

		6,778,058

Internet Software & Services 1.6%
Akamai Technologies, Inc.(a)(b)	36,100	1,016,576
eBay, Inc.(a)(b)	269,500	8,041,880
Google, Inc. (Class A Stock)(a)	54,550	24,027,639
VeriSign, Inc.(a)(b)	44,500	1,479,180
Yahoo!, Inc.(a)(b)	304,900	8,820,757

		43,386,032

IT Services 0.8%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,267,783
Automatic Data Processing, Inc.	123,400	5,230,926
Cognizant Technology Solutions Corp. (Class A Stock)(a)	64,600	1,862,418
Computer Sciences Corp.(a)	42,700	1,741,733
Convergys Corp.(a)	37,600	566,256

Electronic Data Systems Corp.	123,300	2,052,945
Fidelity National Information Services, Inc.	34,400	1,312,016
Fiserv, Inc.(a)(b)	36,700	1,764,903
Paychex, Inc.(b)	78,950	2,704,827
Total System Services, Inc.	41,593	984,090
Unisys Corp.(a)(b)	67,000	296,810
Western Union Co.	172,404	3,667,033

		23,451,740

Leisure Equipment & Products 0.2%
Brunswick Corp.(b)	21,300	340,161
Eastman Kodak Co.(b)	57,000	1,007,190
Hasbro, Inc.	34,950	975,105
Mattel, Inc.	92,881	1,848,332

		4,170,788

Life Sciences, Tools & Services 0.4%
Applera Corp.-Applied Biosystems Group	39,600	1,301,256
Millipore Corp.(a)(b)	10,800	728,028
PerkinElmer, Inc.	31,000	751,750
Thermo Fisher Scientific, Inc.(a)(b)	103,500	5,882,940
Waters Corp.(a)	23,000	1,281,100

		9,945,074

Machinery 1.9%
Caterpillar, Inc.(b)	143,500	11,234,615
Cummins, Inc.(b)	49,600	2,322,272
Danaher Corp.	57,200	4,348,916
Deere & Co.	104,800	8,430,112
Dover Corp.(b)	47,700	1,992,906
Eaton Corp.	35,500	2,828,285
Illinois Tool Works, Inc.	93,900	4,528,797
Ingersoll-Rand Co. Ltd. (Class A Stock)	72,600	3,236,508
ITT Corp.(b)	41,500	2,150,115
Manitowoc Co., Inc. (The)(b)	30,600	1,248,480
PACCAR, Inc.(b)	88,228	3,970,260
Pall Corp.	23,200	813,624
Parker Hannifin Corp.	42,187	2,922,293
Terex Corp.(a)	24,200	1,512,500

		51,539,683

Media 2.9%
CBS Corp. (Class B Stock)(b)	171,468	3,786,013
Clear Channel Communications, Inc.(b)	110,100	3,217,122
Comcast Corp. (Class A Stock)(b)	722,245	13,968,218
DIRECTV Group, Inc. (The)(a)(b)	181,500	4,499,385
E.W. Scripps Co. (The) (Class A Stock)	16,700	701,567
Gannett Co., Inc.	56,300	1,635,515
Interpublic Group of Cos., Inc.(a)(b)	84,700	712,327
McGraw-Hill Cos., Inc. (The)	77,700	2,871,015
Meredith Corp.(b)	11,000	420,750
New York Times Co. (The) (Class A Stock)(b)	23,500	443,680
News Corp. (Class A Stock)	530,000	9,937,500

Omnicom Group, Inc.	77,300	3,415,114
Time Warner, Inc.(b)	854,620	11,981,772
Viacom, Inc. (Class B Stock)(a)	152,668	6,048,706
Walt Disney Co. (The)(b)	457,301	14,350,105
Washington Post Co., (The) (Class B Stock)	1,100	727,650

		78,716,439

Metals & Mining 1.1%
Alcoa, Inc.(b)	200,276	7,221,953
Allegheny Technologies, Inc.(b)	20,640	1,472,870
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(b)	88,006	8,467,937
Newmont Mining Corp.(b)	106,103	4,806,466
Nucor Corp.	66,400	4,497,936
Titanium Metals Corp.(b)	10,100	152,005
United States Steel Corp.	27,740	3,519,374

		30,138,541

Multiline Retail 0.8%
Big Lots, Inc.(a)(b)	26,200	584,260
Dillard’s, Inc. (Class A Stock)(b)	4,650	80,027
Family Dollar Stores, Inc.	37,100	723,450
J.C. Penney Co., Inc.	48,000	1,810,080
Kohl’s Corp.(a)(b)	71,200	3,053,768
Macy’s, Inc.	103,420	2,384,865
Nordstrom, Inc.(b)	44,100	1,437,660
Sears Holdings Corp.(a)(b)	14,112	1,440,694
Target Corp.	190,168	9,637,714

		21,152,518

Multi-Utilities 1.1%
Ameren Corp.(b)	44,700	1,968,588
CenterPoint Energy, Inc.	79,010	1,127,473
CMS Energy Corp.(b)	54,500	737,930
Consolidated Edison, Inc.(b)	62,800	2,493,160
Dominion Resources, Inc.(b)	138,884	5,672,023
DTE Energy Co.	39,200	1,524,488
Integrys Energy Group, Inc.	17,750	827,860
NiSource, Inc.	65,900	1,136,116
PG&E Corp.	80,600	2,967,692
Public Service Enterprise Group, Inc.(b)	120,600	4,846,914
Sempra Energy	60,754	3,236,973
TECO Energy, Inc.	42,100	671,495
Xcel Energy, Inc.	104,895	2,092,655

		29,303,367

Office Electronics 0.1%
Xerox Corp.	238,392	3,568,728

Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	108,326	6,827,788
Apache Corp.(b)	78,750	9,514,575

Chesapeake Energy Corp.	104,700	4,831,905
Chevron Corp.	494,492	42,209,837
ConocoPhillips	375,579	28,622,876
Consol Energy, Inc.	40,000	2,767,600
Devon Energy Corp.	103,900	10,839,887
El Paso Corp.	168,611	2,805,687
EOG Resources, Inc.	56,900	6,828,000
Exxon Mobil Corp.	1,264,370	106,940,414
Hess Corp.	66,000	5,819,880
Marathon Oil Corp.	169,994	7,751,726
Murphy Oil Corp.(b)	44,600	3,663,444
Noble Energy, Inc.(b)	38,400	2,795,520
Occidental Petroleum Corp.	196,800	14,399,856
Peabody Energy Corp.(b)	58,100	2,963,100
Range Resources Corp.	31,600	2,005,020
Spectra Energy Corp.	154,242	3,509,006
Sunoco, Inc.	27,000	1,416,690
Tesoro Corp.	29,500	885,000
Valero Energy Corp.	126,600	6,217,326
Williams Cos., Inc.	150,000	4,947,000
XTO Energy, Inc.	115,400	7,138,644

		285,700,781

Paper & Forest Products 0.3%
International Paper Co.(b)	96,267	2,618,462
MeadWestvaco Corp.	45,589	1,240,933
Weyerhaeuser Co.(b)	47,000	3,056,880

		6,916,275

Personal Products 0.2%
Avon Products, Inc.(b)	104,100	4,116,114
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	25,500	1,169,175

		5,285,289

Pharmaceuticals 6.1%
Abbott Laboratories	365,000	20,129,750
Allergan, Inc.	68,800	3,879,632
Barr Pharmaceuticals, Inc.(a)	20,900	1,009,679
Bristol-Myers Squibb Co.	469,660	10,003,758
Eli Lilly & Co.	239,100	12,335,169
Forest Laboratories, Inc.(a)	76,500	3,060,765
Johnson & Johnson	673,671	43,701,038
King Pharmaceuticals, Inc.(a)	68,033	591,887
Merck & Co., Inc.	518,100	19,661,895
Mylan Inc.(b)	50,500	585,800
Pfizer, Inc.	1,617,308	33,850,256
Schering-Plough Corp.	368,600	5,311,526
Watson Pharmaceuticals, Inc.(a)	27,900	818,028
Wyeth	315,500	13,175,280

		168,114,463

Real Estate Investment Trust 1.1%
Apartment Investment & Management Co. (Class A Stock)(b)	24,116	863,594

AvalonBay Communities, Inc.(b)	17,200	1,660,144
Boston Properties, Inc.(b)	27,600	2,541,132
Developers Diversified Realty Corp.	26,400	1,105,632
Equity Residential Properties Trust(b)	61,300	2,543,337
General Growth Properties, Inc.(b)	57,700	2,202,409
HCP, Inc.	19,100	645,771
Host Hotels & Resorts, Inc.(b)	129,000	2,053,680
Kimco Realty Corp.(b)	57,100	2,236,607
Plum Creek Timber Co., Inc.	37,000	1,505,900
ProLogis	63,000	3,708,180
Public Storage, Inc.(b)	28,700	2,543,394
Simon Property Group, Inc.(b)	52,800	4,905,648
Vornado Realty Trust(b)	30,400	2,620,784

		31,136,212

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	45,100	975,964

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	69,826	6,439,354
CSX Corp.(b)	98,724	5,535,455
Norfolk Southern Corp.	91,600	4,975,712
Ryder System, Inc.(b)	12,800	779,648
Union Pacific Corp.	62,900	7,886,402

		25,616,571

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)(b)	106,900	629,641
Altera Corp.(b)	82,700	1,524,161
Analog Devices, Inc.	75,700	2,234,664
Applied Materials, Inc.(b)	310,500	6,057,855
Broadcom Corp. (Class A Stock)(a)	103,550	1,995,409
Intel Corp.	1,369,500	29,006,010
KLA-Tencor Corp.(b)	39,400	1,461,740
Linear Technology Corp.(b)	48,700	1,494,603
LSI Corp.(a)	156,900	776,655
MEMC Electronic Materials, Inc.(a)	53,800	3,814,420
Microchip Technology, Inc.(b)	46,900	1,535,037
Micron Technology, Inc.(a)(b)	154,900	924,753
National Semiconductor Corp.(b)	60,700	1,112,024
Novellus Systems, Inc.(a)	26,400	555,720
NVIDIA Corp.(a)	129,850	2,569,732
Teradyne, Inc.(a)	40,800	506,736
Texas Instruments, Inc.(b)	325,000	9,187,750
Xilinx, Inc.	71,600	1,700,500

		67,087,410

Software 3.5%
Adobe Systems, Inc.(a)	141,700	5,043,103
Autodesk, Inc.(a)	48,200	1,517,336
BMC Software, Inc.(a)	57,900	1,882,908
CA, Inc.	101,473	2,283,143
Citrix Systems, Inc.(a)	41,900	1,228,927
Compuware Corp.(a)	78,400	575,456

Electronic Arts, Inc.(a)	68,200	3,404,544
Intuit, Inc.(a)(b)	79,200	2,139,192
Microsoft Corp.	1,903,300	54,015,654
Novell, Inc.(a)	73,100	459,799
Oracle Corp.(a)	947,520	18,533,491
Symantec Corp.(a)(b)	226,011	3,756,303
Teradata Corp.(a)(b)	46,300	1,021,378

		95,861,234

Specialty Retail 1.6%
Abercrombie & Fitch Co. (Class A Stock)	20,500	1,499,370
AutoNation, Inc.(a)(b)	40,589	607,617
AutoZone, Inc.(a)(b)	10,900	1,240,747
Bed Bath & Beyond, Inc.(a)	59,100	1,743,450
Best Buy Co., Inc.(b)	83,325	3,454,655
GameStop Corp. (Class A Stock)(a)	36,000	1,861,560
Gap, Inc.(b)	115,587	2,274,752
Home Depot, Inc.	400,219	11,194,125
Limited Brands, Inc.	76,796	1,313,212
Lowe’s Cos., Inc.	332,000	7,616,080
Office Depot, Inc.(a)(b)	68,800	760,240
OfficeMax, Inc.	16,786	321,284
RadioShack Corp.(b)	31,760	516,100
Sherwin-Williams Co.(b)	27,000	1,378,080
Staples, Inc.	163,000	3,603,930
Tiffany & Co.	28,300	1,184,072
TJX Cos., Inc.(b)	107,100	3,541,797

		44,111,071

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.(a)(b)	84,200	2,538,630
Jones Apparel Group, Inc.	28,000	375,760
Liz Claiborne, Inc.(b)	26,400	479,160
NIKE, Inc., (Class B Stock)(b)	86,600	5,888,800
Polo Ralph Lauren Corp.	13,200	769,428
V.F. Corp.	20,136	1,560,741

		11,612,519

Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp.(b)	135,098	743,039
Fannie Mae(b)	227,000	5,974,640
Freddie Mac	147,300	3,729,636
Hudson City Bancorp, Inc.	137,200	2,425,696
MGIC Investment Corp.(b)	7,000	73,710
Sovereign Bancorp, Inc.	87,405	814,615
Washington Mutual, Inc.(b)	218,126	2,246,698

		16,008,034

Tobacco 1.5%
Altria Group, Inc.	495,200	10,993,440
Philip Morris International, Inc.(a)	495,200	25,047,216
Reynolds American, Inc.(b)	46,400	2,738,992
UST, Inc.(b)	37,400	2,039,048

		40,818,696

Trading Companies & Distributors
W.W. Grainger, Inc.(b)	14,800	1,130,572

Wireless Telecommunication Services 0.3%
American Tower Corp. (Class A Stock)(a)(b)	90,000	3,528,900
Sprint Nextel Corp.(b)	676,422	4,525,263

		8,054,163

TOTAL LONG-TERM INVESTMENTS (cost $ 1,588,163,357)		2,711,240,048

SHORT-TERM INVESTMENTS 20.2%
Affiliated Money Market Mutual Fund 20.1%
Dryden Core Investment Fund-Taxable Money Market Series (cost $555,490,332; includes $515,742,978 of cash collateral received for securities on loan)(c)(f)	555,490,332	555,490,332

	Principal Amount (000)
U.S. Government Obligation 0.1%
United States Treasury Bills(d)(e) 0.71%, 6/19/08 (cost $ 2,995,392)	$3,000	2,992,110

TOTAL SHORT-TERM INVESTMENTS (cost $ 558,485,724)		558,482,442

TOTAL INVESTMENTS 118.5% (cost $ 2,146,649,081)		3,269,722,490
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (18.5%)		(509,956,704)

NET ASSETS 100.0%		$2,759,765,786

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $499,643,482 cash collateral of $515,742,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at March 31, 2008:

Number of Contracts	Type	Expiration Date	Value at March 31, 2008	Value at Trade Date	Unrealized Appreciation
Long Position:
142	S&P 500 Index	Jun. 2008	$47,002,000	$46,898,025	$103,975

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,266,730,380	$103,975
Level 2 - Other Significant Observable Inputs	2,992,110	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,269,722,490	$103,975

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2008	(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.1% COMMON STOCKS 98.4%
Biotechnology 1.4%
Amgen, Inc.(a)	532,300	$22,239,494

Capital Markets 3.0%
Bank of New York Mellon Corp. (The) (b)	522,095	21,787,024
Merrill Lynch & Co., Inc.(b)	282,100	11,492,754
TD Ameritrade Holding Corp.(a) (b)	758,400	12,521,184

		45,800,962

Commercial Banks 1.1%
Royal Bank of Scotland Group PLC (United Kingdom)	2,477,404	16,581,747

Commercial Services & Supplies 2.6%
Waste Management, Inc.	1,205,500	40,456,580

Communications Equipment 1.4%
QUALCOMM, Inc.	544,800	22,336,800

Computers & Peripherals 2.6%
Lexmark International, Inc.(a)(b)	595,400	18,290,688
Seagate Technology(b)	1,018,100	21,319,014

		39,609,702

Consumer Finance 1.8%
SLM Corp.(b)	1,799,900	27,628,465

Diversified Consumer Services 4.0%
Career Education Corp.(a)(b)	1,363,400	17,342,448
H&R Block, Inc.	2,145,800	44,546,808

		61,889,256

Diversified Financial Services 2.1%
Citigroup, Inc.	869,600	18,626,832
KKR Private Equity Investors LP	172,700	2,132,845
KKR Private Equity Investors LP, RDU, Private Placement, 144A(f)(g) (original cost $22,639,596; purchased 5/03/06-5/05/06)	907,900	11,212,565

		31,972,242

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	347,000	12,648,150

Electric Utilities 2.4%
Entergy Corp.	191,300	20,867,004
Progress Energy, Inc.(b)	378,800	15,795,960

		36,662,964

Energy Equipment & Services 1.0%
Halliburton Co.	394,200	15,503,886

Food & Staples Retailing 6.1%
CVS Caremark Corp.(b)	555,300	22,495,203
Kroger Co. (The)	1,691,300	42,959,020
Wal-Mart Stores, Inc.	535,800	28,225,944

		93,680,167

Food Products 5.2%
Cadbury Schweppes PLC, ADR (United Kingdom)	964,000	42,628,080
ConAgra Foods, Inc.	1,559,100	37,340,445

		79,968,525

Healthcare Providers & Services 4.1%
Cardinal Health, Inc.	417,300	21,912,423
Omnicare, Inc.	1,307,000	23,735,120
WellPoint, Inc.(a)	385,400	17,007,702

		62,655,245

Household Products 1.8%
Kimberly-Clark Corp.	437,700	28,253,535

Independent Power Producers & Energy Traders 1.8%
NRG Energy, Inc.(a)(b)	730,100	28,466,599

Industrial Conglomerates 1.0%
General Electric Co.	412,800	15,277,728

Insurance 4.9%
American International Group, Inc.	671,500	29,042,375
Axis Capital Holdings Ltd.	485,800	16,507,484
Loews Corp.(b)	751,800	30,237,396

		75,787,255

Internet & Catalog Retail 2.1%
IAC/InterActiveCorp(a)	1,599,500	33,205,620

Media 6.3%
Comcast Corp. (Class A Stock)(b)	2,427,700	46,951,718
Liberty Global, Inc., Series C(a)(b)	979,635	31,818,545
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)(b)	1,588,300	18,456,046

		97,226,309

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)(b)	113,718	10,941,946

Multi-Utilities 2.0%
Sempra Energy	590,400	31,456,512

Office Electronics 1.6%
Xerox Corp.	1,634,000	24,460,980

Oil, Gas & Consumable Fuels 16.6%
Devon Energy Corp.	330,700	34,501,931
Marathon Oil Corp.	566,000	25,809,600
Murphy Oil Corp.(b)	308,900	25,373,046
Nexen, Inc.	880,800	26,080,488
Occidental Petroleum Corp.	504,500	36,914,265
Petroleo Brasileiro SA, ADR (Brazil)	203,500	20,779,385
Suncor Energy, Inc.	242,600	23,374,510
Talisman Energy, Inc.	1,122,500	19,868,250
Trident Resources Corp. (Canada), Private Placement(a)(f)(g) (original cost $16,980,633; purchased 3/11/05 - 1/5/06)	404,537	3,941,127
Williams Cos., Inc.	451,700	14,897,066
XTO Energy, Inc.	415,300	25,690,458

		257,230,126

Paper & Forest Products 1.5%
Domtar Corp.(a)(b)	3,346,300	22,855,229

Pharmaceuticals 5.8%
Abbott Laboratories	367,900	20,289,685
Mylan, Inc.(b)	1,375,700	15,958,120
Schering-Plough Corp.	1,540,800	22,202,928
Wyeth	734,800	30,685,248

		89,135,981

Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology Group Ltd.(a)	1,891,900	20,583,872
Spansion, Inc.(a)(b)	3,416,200	9,394,550

		29,978,422

Software 4.6%
CA, Inc.	909,500	20,463,750
Microsoft Corp.	643,300	18,256,854
Symantec Corp.(a)(b)	1,906,400	31,684,368

		70,404,972

Thrifts & Mortgage Finance 2.3%
Federal National Mortgage Association(b)	460,200	12,112,464
People’s United Financial, Inc.(b)	1,354,260	23,442,241

		35,554,705

Tobacco 1.2%
Altria Group, Inc.	263,900	5,858,580
Philip Morris International, Inc.(a)	263,900	13,348,062

		19,206,642

Wireless Telecommunication Services 2.7%
NII Holdings, Inc.(a)	814,100	25,872,098

Sprint Nextel Corp.(b)	1,617,536	10,821,316
Virgin Mobile USA, Inc.(a)(b)	2,188,700	4,443,061

		41,136,475

TOTAL COMMON STOCKS (cost $1,562,745,081)		1,520,213,221

	Principal Amount (000)
CORPORATE BOND 0.7%
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, PIK, 10.64%, due 8/12/12(f)(g) (original cost $10,926,368; purchased 8/20/07 - 3/26/08)	$11,473	10,239,772

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(f)(g) (original cost $0; purchased 8/20/07)	1,058,389	103

TOTAL LONG-TERM INVESTMENTS (cost $1,573,671,449)		1,530,453,096

	Shares
SHORT-TERM INVESTMENT 19.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $303,550,009; includes $278,156,100 of cash collateral for securities on loan)(c)(d)	303,550,009	303,550,009

TOTAL INVESTMENTS(e) 118.7% (cost $1,877,221,458)		1,834,003,105
LIABILITIES IN EXCESS OF OTHER ASSETS (18.7%)		(288,873,217)

NET ASSETS 100.0%		$1,545,129,888

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

PIK – Payment in Kind

RDU – Restricted Depositary Unit

144A – Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $266,935,434; cash collateral of $278,156,100 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of March 31, 2008, four securities valued at $25,393,567 and representing 1.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $25,393,567 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Indicates an illiquid security.
(g)	Indicates security restricted to resale. The aggregate cost of such securities was $50,546,597. The aggregate value of $25,393,567 is approximately 1.6% of net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,808,609,538	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	25,393,567	—

Total	$1,834,003,105	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$31,877,059
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,808,775)
Net purchases (sales)	325,283
Transfers in and/or out of Level 3	—

Balance as of 3/31/08	$25,393,567

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.